UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2022

Date of reporting period:	June 30, 2022

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2022
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 60
Schedules of Investments 84
Financial Highlights (Includes performance information) 212
Shareholder Expense Example 282
Supplemental Information 285

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ..........................................................
$ 10,116 $ 2,592,551 $ 231,614
Investment in affiliated Funds--at cost ....................................................
$ 88 $ 146,404 $ 9,478
Assets
Investment in securities--at value  .......................................................... $ 8,192 $ 2,372,453
(a)
$ 211,194
(a)
Investment in affiliated Funds--at value ..................................................... 88 146,404 9,478
Cash ......................................................................................... 1 – 31
Deposits with counterparty .................................................................. – – 9
Receivables:
Dividends and interest ................................................................. 3 12,391 1,525
Expense reimbursement from Manager ............................................... 1 – –
Fund shares sold ....................................................................... 1 129 2
Investment securities sold ............................................................. 20 31,388 630
Variation margin on futures ........................................................... – – 116
Variation margin on swaps ............................................................ – – 29
Prepaid expenses ............................................................................
– – 5
Total Assets   8,306 2,562,765 223,019
Liabilities
Accrued management and investment advisory fees ........................................ 4 280 79
Accrued distribution fees .................................................................... 2 – –
Accrued service fees ........................................................................ 1 – –
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 1 15 2
Accrued professional fees ................................................................... 6 4 –
Accrued other expenses ..................................................................... 2 11 3
Cash overdraft ............................................................................... – 1 –
Payables:
Fund shares redeemed ................................................................. 1,083 8,218 1,313
Investment securities purchased ...................................................... 3 156,392 21,544
Variation margin on futures ........................................................... – – 44
Collateral obligation on securities loaned, at value ......................................... – 7,233 1,131
Total Liabilities
1,102 172,155 24,116
Net Assets Applicable to Outstanding Shares ............................................
$ 7,204 $ 2,390,610 $ 198,903
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 9,452 $ 2,562,973 $ 214,418
Total distributable earnings (accumulated loss) .............................................
(2,248) (172,363) (15,515)
Total Net Assets
$ 7,204 $ 2,390,610 $ 198,903
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 2,390,610 $ 198,903
Shares Issued and Outstanding ........................................................ 247,658 19,605
Net Asset Value per share .............................................................
$ 9 .65 $ 10 .15
Class 3 : Net Assets .......................................................................... $ 7,204 N/A N/A
Shares Issued and Outstanding ........................................................ 811
Net Asset Value per share .............................................................
$ 8 .88
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in affiliated Funds--at cost ....................................................
$ 640,178 $ 140,706 $ 210,461
Assets
Investment in affiliated Funds--at value ..................................................... $ 796,446 $ 150,771 $ 201,667
Deposits with counterparty .................................................................. – – 525
Receivables:
Dividends and interest ................................................................. – – 28
Fund shares sold ....................................................................... 3 – –
Investment securities sold ............................................................. 3,542 736 687
Variation margin on futures ........................................................... – – 79
Total Assets   799,991 151,507 202,986
Liabilities
Accrued management and investment advisory fees ........................................ 34 6 20
Accrued distribution fees .................................................................... 160 32 42
Accrued directors' expenses ................................................................. 6 2 2
Accrued professional fees ................................................................... 5 5 5
Accrued other expenses ..................................................................... 1 – –
Payables:
Fund shares redeemed ................................................................. 3,544 736 859
Total Liabilities
3,750 781 928
Net Assets Applicable to Outstanding Shares ............................................
$ 796,241 $ 150,726 $ 202,058
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 543,991 $ 125,288 $ 198,707
Total distributable earnings (accumulated loss) .............................................
252,250 25,438 3,351
Total Net Assets
$ 796,241 $ 150,726 $ 202,058
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 34,207 N/A N/A
Shares Issued and Outstanding ........................................................ 2,224
Net Asset Value per share .............................................................
$ 15 .38
Class 2 : Net Assets .......................................................................... $ 761,627 $ 150,717 $ 202,048
Shares Issued and Outstanding ........................................................ 49,481 12,252 17,596
Net Asset Value per share .............................................................
$ 15 .39 $ 12 .30 $ 11 .48
Class 3 : Net Assets .......................................................................... $ 407 $ 9 $ 10
Shares Issued and Outstanding ........................................................ 27 1 1
Net Asset Value per share .............................................................
$ 15 .29 $ 12 .25 $ 11 .44

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in affiliated Funds--at cost ....................................................
$ 2,424,504 $ 275,264 $ 1,156,709
Assets
Investment in affiliated Funds--at value ..................................................... $ 3,158,129 $ 308,371 $ 1,128,314
Deposits with counterparty .................................................................. – – 8,033
Receivables:
Dividends and interest ................................................................. – – 151
Investment securities sold ............................................................. 9,106 1,651 3,647
Variation margin on futures ........................................................... – – 1,214
Total Assets   3,167,235 310,022 1,141,359
Liabilities
Accrued management and investment advisory fees ........................................ 133 14 113
Accrued distribution fees .................................................................... 666 65 236
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 20 3 6
Accrued professional fees ................................................................... 5 5 5
Accrued other expenses ..................................................................... 2 – –
Payables:
Fund shares redeemed ................................................................. 9,106 1,651 4,560
Total Liabilities
9,933 1,738 4,920
Net Assets Applicable to Outstanding Shares ............................................
$ 3,157,302 $ 308,284 $ 1,136,439
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,066,403 $ 240,438 $ 1,085,201
Total distributable earnings (accumulated loss) .............................................
1,090,899 67,846 51,238
Total Net Assets
$ 3,157,302 $ 308,284 $ 1,136,439
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 3,157,097 $ 308,274 $ 1,136,429
Shares Issued and Outstanding ........................................................ 174,553 23,455 94,267
Net Asset Value per share .............................................................
$ 18 .09 $ 13 .14 $ 12 .06
Class 3 : Net Assets .......................................................................... $ 205 $ 10 $ 10
Shares Issued and Outstanding ........................................................ 11 1 1
Net Asset Value per share .............................................................
$ 18 .00 $ 13 .08 $ 12 .01

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ – $ 217,626 $ 344,280
Investment in affiliated Funds--at cost ....................................................
$ 249,804 $ 6,000 $ 14,978
Foreign currency--at cost ..................................................................
$ – $ 1,272 $ –
Assets
Investment in securities--at value  .......................................................... $ – $ 229,791
(a)
$ 606,891
Investment in affiliated Funds--at value ..................................................... 265,124 6,000 14,978
Foreign currency--at value .................................................................. – 1,273 –
Cash ......................................................................................... – 5 –
Receivables:
Dividends and interest ................................................................. – 1,056 1,235
Foreign tax refund ..................................................................... – 1 –
Fund shares sold ....................................................................... – 383 363
Investment securities sold ............................................................. 358 62 10,046
Prepaid expenses ............................................................................

Total Assets   265,482 238,576 633,513
Liabilities
Accrued management and investment advisory fees ........................................ 11 168 251
Accrued distribution fees .................................................................... 55 – 11
Accrued directors' expenses ................................................................. 3 3 5
Accrued foreign tax ......................................................................... – 65 –
Accrued professional fees ................................................................... 5 – 10
Accrued other expenses ..................................................................... – 36 7
Cash overdraft ............................................................................... – – 87
Payables:
Fund shares redeemed ................................................................. 358 57 684
Investment securities purchased ...................................................... – 2,568 13,198
Collateral obligation on securities loaned, at value ......................................... – 3,934 –
Total Liabilities
432 6,831 14,253
Net Assets Applicable to Outstanding Shares ............................................
$ 265,050 $ 231,745 $ 619,260
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 229,379 $ 191,799 $ 227,186
Total distributable earnings (accumulated loss) .............................................
35,671 39,946 392,074
Total Net Assets
$ 265,050 $ 231,745 $ 619,260
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 231,745 $ 568,050
Shares Issued and Outstanding ........................................................ 15,665 19,430
Net Asset Value per share .............................................................
$ 14 .79 $ 29 .24
Class 2 : Net Assets .......................................................................... $ 264,995 N/A $ 50,945
Shares Issued and Outstanding ........................................................ 20,206 1,764
Net Asset Value per share .............................................................
$ 13 .11 $ 28 .88
Class 3 : Net Assets .......................................................................... $ 55 N/A $ 265
Shares Issued and Outstanding ........................................................ 5 9
Net Asset Value per share .............................................................
$ 13 .05 $ 29 .05
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
(a)
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ..........................................................
$ 66,064 $ 255,609 $ 390,646
Investment in affiliated Funds--at cost ....................................................
$ 3,103 $ 5,593 $ 13,838
Foreign currency--at cost ..................................................................
$ 242 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 67,636 $ 241,163 $ 459,438
(b)
Investment in affiliated Funds--at value ..................................................... 3,103 5,593 13,838
Foreign currency--at value .................................................................. 238 – –
Deposits with counterparty .................................................................. – 296 221
Receivables:
Dividends and interest ................................................................. 298 461 102
Expense reimbursement from Manager ............................................... – – 6
Foreign tax refund ..................................................................... 8 – –
Fund shares sold ....................................................................... 2 6 169
Investment securities sold ............................................................. 29 1,902 577
Variation margin on futures ........................................................... – 187 –
Prepaid expenses ............................................................................
7 – –
Total Assets   71,321 249,608 474,351
Liabilities
Accrued management and investment advisory fees ........................................ 60 81 276
Accrued directors' expenses ................................................................. 2 2 3
Accrued foreign tax ......................................................................... 250 – –
Accrued professional fees ................................................................... – 4 –
Accrued other expenses ..................................................................... 16 1 3
Payables:
Fund shares redeemed ................................................................. 114 1,061 507
Investment securities purchased ...................................................... 26 49,137 286
Variation margin on futures ........................................................... – 85 33
Collateral obligation on securities loaned, at value ......................................... – – 10,170
Total Liabilities
468 50,371 11,278
Net Assets Applicable to Outstanding Shares ............................................
$ 70,853 $ 199,237 $ 463,073
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 62,319 $ 224,730 $ 319,482
Total distributable earnings (accumulated loss) .............................................
8,534 (25,493) 143,591
Total Net Assets
$ 70,853 $ 199,237 $ 463,073
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 70,853 $ 199,237 $ 463,073
Shares Issued and Outstanding ........................................................ 4,521 22,968 13,066
Net Asset Value per share .............................................................
$ 15 .67 $ 8 .67 $ 35 .44
(a)
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ..........................................................
$ 1,552,156 $ 113,100 $ 394,355
Investment in affiliated Funds--at cost ....................................................
$ 65,666 $ 12,518 $ 1,146
Assets
Investment in securities--at value  .......................................................... $ 2,523,467 $ 178,773 $ 541,029
Investment in affiliated Funds--at value ..................................................... 65,666 12,518 1,146
Cash ......................................................................................... 9 – 115
Deposits with counterparty .................................................................. – 1,132 –
Receivables:
Dividends and interest ................................................................. 2,025 149 126
Fund shares sold ....................................................................... 745 – 843
Investment securities sold ............................................................. – – 203
Total Assets   2,591,912 192,572 543,462
Liabilities
Accrued management and investment advisory fees ........................................ 524 73 248
Accrued distribution fees .................................................................... 8 – 6
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 15 2 4
Accrued professional fees ................................................................... 4 4 4
Accrued other expenses ..................................................................... 26 5 1
Payables:
Fund shares redeemed ................................................................. 6,852 1,000 214
Investment securities purchased ...................................................... – – 196
Options and swaptions contracts written  (premiums received $ 0 , $ 1,605 and $ 0 ) ... – 801 –
Variation margin on futures ........................................................... 535 27 –
Total Liabilities
7,965 1,912 673
Net Assets Applicable to Outstanding Shares ............................................
$ 2,583,947 $ 190,660 $ 542,789
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,221,884 $ 112,212 $ 318,956
Total distributable earnings (accumulated loss) .............................................
1,362,063 78,448 223,833
Total Net Assets
$ 2,583,947 $ 190,660 $ 542,789
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 2,545,348 $ 190,660 $ 512,625
Shares Issued and Outstanding ........................................................ 124,732 12,462 9,321
Net Asset Value per share .............................................................
$ 20 .41 $ 15 .30 $ 55 .00
Class 2 : Net Assets .......................................................................... $ 38,599 N/A $ 30,164
Shares Issued and Outstanding ........................................................ 1,924 556
Net Asset Value per share .............................................................
$ 20 .06 $ 54 .29

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Investment in securities--at cost ..........................................................
$ 85,360 $ – $ –
Investment in affiliated Funds--at cost ....................................................
$ 4,048 $ 36,835 $ 161,738
Assets
Investment in securities--at value  .......................................................... $ 145,860
(a)
$ – $ –
Investment in affiliated Funds--at value ..................................................... 4,048 34,704 158,674
Receivables:
Dividends and interest ................................................................. 124 32 143
Fund shares sold ....................................................................... 692 1 173
Investment securities sold ............................................................. 925 141 167
Total Assets   151,649 34,878 159,157
Liabilities
Accrued management and investment advisory fees ........................................ 79 – –
Accrued distribution fees .................................................................... 6 – –
Accrued directors' expenses ................................................................. 2 1 2
Accrued professional fees ................................................................... 4 5 5
Accrued other expenses ..................................................................... 1 – –
Payables:
Fund shares redeemed ................................................................. 155 142 340
Investment securities purchased ...................................................... 592 33 143
Collateral obligation on securities loaned, at value ......................................... 738 – –
Total Liabilities
1,577 181 490
Net Assets Applicable to Outstanding Shares ............................................
$ 150,072 $ 34,697 $ 158,667
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 59,092 $ 34,263 $ 144,559
Total distributable earnings (accumulated loss) .............................................
90,980 434 14,108
Total Net Assets
$ 150,072 $ 34,697 $ 158,667
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 100,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 122,229 $ 34,697 $ 158,667
Shares Issued and Outstanding ........................................................ 3,656 2,978 12,231
Net Asset Value per share .............................................................
$ 33 .43 $ 11 .65 $ 12 .97
Class 2 : Net Assets .......................................................................... $ 27,843 N/A N/A
Shares Issued and Outstanding ........................................................ 848
Net Asset Value per share .............................................................
$ 32 .85
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Investment in affiliated Funds--at cost ....................................................
$ 228,629 $ 115,931 $ 55,893
Assets
Investment in affiliated Funds--at value ..................................................... $ 222,942 $ 112,197 $ 53,349
Receivables:
Dividends and interest ................................................................. 166 34 3
Fund shares sold ....................................................................... 772 574 4
Investment securities sold ............................................................. – – 13
Total Assets   223,880 112,805 53,369
Liabilities
Accrued directors' expenses ................................................................. 2 2 1
Accrued professional fees ................................................................... 5 5 5
Payables:
Fund shares redeemed ................................................................. 184 63 17
Investment securities purchased ...................................................... 754 545 3
Total Liabilities
945 615 26
Net Assets Applicable to Outstanding Shares ............................................
$ 222,935 $ 112,190 $ 53,343
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 205,129 $ 103,358 $ 49,116
Total distributable earnings (accumulated loss) .............................................
17,806 8,832 4,227
Total Net Assets
$ 222,935 $ 112,190 $ 53,343
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 222,935 $ 112,190 $ 53,343
Shares Issued and Outstanding ........................................................ 17,312 7,007 3,443
Net Asset Value per share .............................................................
$ 12 .88 $ 16 .01 $ 15 .49

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2060
Account
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 120,979
Investment in affiliated Funds--at cost ....................................................
$ 15,943 $ 27,623 $ 2,645
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 143,406
Investment in affiliated Funds--at value ..................................................... 14,740 25,569 2,645
Receivables:
Dividends and interest ................................................................. 1 25 679
Fund shares sold ....................................................................... 38 56 100
Investment securities sold ............................................................. – – 49
Total Assets   14,779 25,650 146,879
Liabilities
Accrued management and investment advisory fees ........................................ – – 96
Accrued distribution fees .................................................................... – – 2
Accrued directors' expenses ................................................................. 1 1 2
Accrued professional fees ................................................................... 5 5 4
Accrued other expenses ..................................................................... – – 1
Payables:
Fund shares redeemed ................................................................. – 11 576
Investment securities purchased ...................................................... 39 70 117
Total Liabilities
45 87 798
Net Assets Applicable to Outstanding Shares ............................................
$ 14,734 $ 25,563 $ 146,081
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 14,345 $ 25,529 $ 106,635
Total distributable earnings (accumulated loss) .............................................
389 34 39,446
Total Net Assets
$ 14,734 $ 25,563 $ 146,081
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 100,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 14,734 $ 25,563 $ 136,537
Shares Issued and Outstanding ........................................................ 991 2,330 6,895
Net Asset Value per share .............................................................
$ 14 .87 $ 10 .97 $ 19 .80
Class 2 : Net Assets .......................................................................... N/A N/A $ 9,544
Shares Issued and Outstanding ........................................................ 482
Net Asset Value per share .............................................................
$ 19 .81

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated Funds--at cost ....................................................
$ 558,117 $ 173,056 $ 321,122
Assets
Investment in affiliated Funds--at value ..................................................... $ 588,421 $ 171,953 $ 347,545
Receivables:
Dividends and interest ................................................................. 297 139 65
Fund shares sold ....................................................................... 59 12 3
Investment securities sold ............................................................. 1,256 682 284
Total Assets   590,033 172,786 347,897
Liabilities
Accrued management and investment advisory fees ........................................ 114 33 68
Accrued distribution fees .................................................................... 27 6 33
Accrued directors' expenses ................................................................. 4 2 3
Accrued professional fees ................................................................... 5 6 5
Payables:
Fund shares redeemed ................................................................. 1,315 694 287
Investment securities purchased ...................................................... 292 137 60
Total Liabilities
1,757 878 456
Net Assets Applicable to Outstanding Shares ............................................
$ 588,276 $ 171,908 $ 347,441
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 446,836 $ 150,488 $ 266,493
Total distributable earnings (accumulated loss) .............................................
141,440 21,420 80,948
Total Net Assets
$ 588,276 $ 171,908 $ 347,441
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 458,178 $ 141,439 $ 192,846
Shares Issued and Outstanding ........................................................ 30,400 12,173 9,590
Net Asset Value per share .............................................................
$ 15 .07 $ 11 .62 $ 20 .11
Class 2 : Net Assets .......................................................................... $ 130,098 $ 30,469 $ 154,595
Shares Issued and Outstanding ........................................................ 8,769 2,667 7,832
Net Asset Value per share .............................................................
$ 14 .84 $ 11 .43 $ 19 .74

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Short-Term Income
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 147,709
Investment in affiliated Funds--at cost ....................................................
$ 169,573 $ 317,047 $ 4,155
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 141,818
(a)
Investment in affiliated Funds--at value ..................................................... 158,460 336,510 4,155
Cash ......................................................................................... – – 2
Receivables:
Dividends and interest ................................................................. 96 5 444
Fund shares sold ....................................................................... 42 13 552
Investment securities sold ............................................................. 1,714 329 –
Total Assets   160,312 336,857 146,971
Liabilities
Accrued management and investment advisory fees ........................................ 31 65 52
Accrued distribution fees .................................................................... 8 34 –
Accrued directors' expenses ................................................................. 2 3 2
Accrued professional fees ................................................................... 5 5 6
Accrued other expenses ..................................................................... – – 3
Payables:
Fund shares redeemed ................................................................. 1,756 342 3,181
Investment securities purchased ...................................................... 95 – 1,807
Collateral obligation on securities loaned, at value ......................................... – – 3,579
Total Liabilities
1,897 449 8,630
Net Assets Applicable to Outstanding Shares ............................................
$ 158,415 $ 336,408 $ 138,341
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 150,887 $ 272,549 $ 142,094
Total distributable earnings (accumulated loss) .............................................
7,528 63,859 (3,753)
Total Net Assets
$ 158,415 $ 336,408 $ 138,341
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 118,541 $ 175,160 $ 138,341
Shares Issued and Outstanding ........................................................ 10,326 7,862 56,736
Net Asset Value per share .............................................................
$ 11 .48 $ 22 .28 $ 2 .44
Class 2 : Net Assets .......................................................................... $ 39,874 $ 161,248 N/A
Shares Issued and Outstanding ........................................................ 3,523 7,369
Net Asset Value per share .............................................................
$ 11 .32 $ 21 .88
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Account
U.S. LargeCap Buffer
July Account
Investment in securities--at cost ........................................................................................
$ 157,558 $ 14,047
Investment in affiliated Funds--at cost ..................................................................................
$ 3,240 $ 1,020
Assets
Investment in securities--at value  ........................................................................................ $ 167,477
(a)
$ 14,022
Investment in affiliated Funds--at value ................................................................................... 3,240 1,020
Receivables:
Dividends and interest ............................................................................................... 162 –
Fund shares sold ..................................................................................................... 462 13,351
Investment securities sold ........................................................................................... 159 969
Total Assets   171,500 29,362
Liabilities
Accrued management and investment advisory fees ...................................................................... 119 –
Accrued distribution fees .................................................................................................. 2 –
Accrued directors' expenses ............................................................................................... 3 –
Accrued professional fees ................................................................................................. 4 –
Accrued other expenses ................................................................................................... 2 –
Payables:
Fund shares redeemed ............................................................................................... 31 –
Investment securities purchased .................................................................................... – 14,046
Options and swaptions contracts written (premiums received $0 and $969 ) ....................................... – 956
Collateral obligation on securities loaned, at value ....................................................................... 4,736 –
Total Liabilities
4,897 15,002
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 166,603 $ 14,360
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 128,863 $ 14,372
Total distributable earnings (accumulated loss) ...........................................................................
37,740 (12)
Total Net Assets
$ 166,603 $ 14,360
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 200,000 200,000
Net Asset Value Per Share:
Class 1: Net Assets ........................................................................................................ $ 158,409 N/A
Shares Issued and Outstanding ...................................................................................... 10,381
Net Asset Value per share ...........................................................................................
$ 15.26
Class 2: Net Assets ........................................................................................................ $ 8,194 $ 14,360
Shares Issued and Outstanding ...................................................................................... 541 1,437
Net Asset Value per share ...........................................................................................
$ 15.15 $ 9.99
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ 184 $ 9
Dividends ......................................................................................... 20 14 9
Withholding tax .................................................................................. – (1) –
Interest ............................................................................................ – 26,682 3,156
Securities lending - net ...........................................................................
– 27 8
Total Income 20 26,906 3,182
Expenses:
Management and investment advisory fees ...................................................... 25 1,839 504
Distribution f ees - Class 3 ........................................................................ 11 N/A N/A
Administrative service fees - Class 3 ............................................................ 6 N/A N/A
Chief compliance officer expenses ............................................................... – 1 –
Custodian fees .................................................................................... 3 21 8
Directors' expenses ............................................................................... 1 25 3
Professional fees ................................................................................. 3 3 2
Other expenses ................................................................................... – 5 1
Total Gross Expenses 49 1,894 518
Less: Reimbursement from Manager - Class 3 .................................................. 5 N/A N/A
Total Net Expenses 44 1,894 518
Net Investment Income (Loss) (24) 25,012 2,664
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (312) (29,952) (5,255)
Futures contracts ................................................................................. – – (1,226)
Swap agreements ................................................................................. – – 439
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (3,407) (287,456) (24,402)
Futures contracts ................................................................................. – – 31
Swap agreements ................................................................................. – – 704
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (3,719) (317,408) (29,709)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,743) $ (292,396) $ (27,045)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ – $ 46
Dividends ......................................................................................... – – 20
Total Income – – 66
Expenses:
Management and investment advisory fees ...................................................... 222 42 128
Distribution f ees - Class 2 ........................................................................ 1,066 206 266
Distribution f ees - Class 3 ........................................................................ 1 – –
Directors' expenses ............................................................................... 10 3 3
Professional fees ................................................................................. 2 2 2
Other expenses ................................................................................... 2 – 1
Total Expenses 1,303 253 400
Net Investment Income (Loss) (1,303) (253) (334)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 1 – (3,261)
Investment transactions in affiliated Funds ...................................................... 5,876 (166) (20)
Futures contracts ................................................................................. – – (209)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (1,760)
Investments in affiliated Funds ................................................................... (152,612) (26,330) (25,589)
Futures contracts ................................................................................. – – (36)
Net Realized and Unrealized Gain (Loss) on investments and futures (146,735) (26,496) (30,875)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (148,038) $ (26,749) $ (31,209)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ – $ 250
Interest ............................................................................................ – – 3
Total Income – – 253
Expenses:
Management and investment advisory fees ...................................................... 883 87 713
Distribution f ees - Class 2 ........................................................................ 4,416 431 1,485
Chief compliance officer expenses ............................................................... 2 – 1
Directors' expenses ............................................................................... 34 4 12
Professional fees ................................................................................. 2 2 2
Other expenses ................................................................................... 8 1 2
Total Expenses 5,345 525 2,215
Net Investment Income (Loss) (5,345) (525) (1,962)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... – – (20,453)
Investment transactions in affiliated Funds ...................................................... 5,443 (326) 174
Futures contracts ................................................................................. – – (1,314)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (3,468)
Investments in affiliated Funds ................................................................... (644,993) (59,928) (162,114)
Futures contracts ................................................................................. – – 3,384
Net Realized and Unrealized Gain (Loss) on investments and futures (639,550) (60,254) (183,791)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (644,895) $ (60,779) $ (185,753)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ 9 $ 14
Dividends ......................................................................................... – 5,165 8,808
Withholding tax .................................................................................. – (490) (288)
Securities lending - net ...........................................................................
– 14 20
Total Income – 4,698 8,554
Expenses:
Management and investment advisory fees ...................................................... 73 1,113 1,615
Distribution f ees - Class 2 ........................................................................ 364 N/A 65
Distribution f ees - Class 3 ........................................................................ 1 N/A –
Custodian fees .................................................................................... – 56 6
Directors' expenses ............................................................................... 4 4 8
Professional fees ................................................................................. 2 13 2
Other expenses ................................................................................... 1 40 2
Total Expenses 445 1,226 1,698
Net Investment Income (Loss) (445) 3,472 6,856
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... – (693) 28,494
Investment transactions in affiliated Funds ...................................................... 1,143 – –
Foreign currency transactions .................................................................... – (294) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 65 and $ 0 , respectively) .............................. – (70,514) (142,700)
Investments in affiliated Funds ................................................................... (44,346) – –
Translation of assets and liabilities in foreign currencies ........................................ – (27) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (43,203) (71,528) (114,206)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (43,648) $ (68,056) $ (107,350)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
(a)
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 5 $ 12 $ 9
Dividends ......................................................................................... 1,198 – 1,295
Withholding tax .................................................................................. (93) – (14)
Interest ............................................................................................ – 1,386 –
Securities lending - net ...........................................................................
2 – 14
Total Income 1,112 1,398 1,304
Expenses:
Management and investment advisory fees ...................................................... 395 487 1,913
Chief compliance officer expenses ............................................................... – – 1
Custodian fees .................................................................................... 29 3 9
Directors' expenses ............................................................................... 2 3 6
Professional fees ................................................................................. 13 2 2
Other expenses ................................................................................... – – 1
Total Gross Expenses 439 495 1,932
Less: Reimbursement from Manager ............................................................ – – 44
Total Net Expenses 439 495 1,888
Net Investment Income (Loss) 673 903 (584)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 56 , $ 0 and $ 0 , respectively) ................. (1,544) (3,423) 17,772
Foreign currency transactions .................................................................... (57) – –
Futures contracts ................................................................................. – (974) (585)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 250 , $ 0 and $ 0 , respectively) ............................. (17,258) (13,801) (243,434)
Futures contracts ................................................................................. – (204) (238)
Translation of assets and liabilities in foreign currencies ........................................ 13 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (18,846) (18,402) (226,485)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (18,173) $ (17,499) $ (227,069)
(a)
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 65 $ 15 $ 1
Dividends ......................................................................................... 21,946 1,541 1,798
Withholding tax .................................................................................. (5) – (47)
Interest ............................................................................................ 1 – –
Total Income 22,007 1,556 1,752
Expenses:
Management and investment advisory fees ...................................................... 3,441 481 1,661
Distribution f ees - Class 2 ........................................................................ 53 N/A 42
Chief compliance officer expenses ............................................................... 2 – –
Custodian fees .................................................................................... 7 7 2
Directors' expenses ............................................................................... 27 3 7
Professional fees ................................................................................. 2 2 2
Other expenses ................................................................................... 22 2 1
Total Expenses 3,554 495 1,715
Net Investment Income (Loss) 18,453 1,061 37
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... 72,132 4,299 13,110
Futures contracts ................................................................................. (7,057) (392) –
Options and swaptions ........................................................................... – 635 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (712,302) (48,722) (211,925)
Futures contracts ................................................................................. (5,519) (368) –
Options and swaptions ........................................................................... – (557) –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions (652,746) (45,105) (198,815)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (634,293) $ (44,044) $ (198,778)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 5 $ 271 $ 1,206
Dividends ......................................................................................... 1,174 – –
Withholding tax .................................................................................. (11) – –
Total Income 1,168 271 1,206
Expenses:
Management and investment advisory fees ...................................................... 528 N/A N/A
Distribution f ees - Class 2 ........................................................................ 37 N/A N/A
Custodian fees .................................................................................... 2 – –
Directors' expenses ............................................................................... 3 2 3
Professional fees ................................................................................. 2 2 2
Total Expenses 572 4 5
Net Investment Income (Loss) 596 267 1,201
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... 9,942 – –
Investment transactions in affiliated Funds ...................................................... – (117) (499)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (49,003) – –
Investments in affiliated Funds ................................................................... – (5,200) (29,344)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (39,061) (5,317) (29,843)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (38,465) $ (5,050) $ (28,642)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Account
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1,398 $ 378 $ 85
Total Income 1,398 378 85
Expenses:
Custodian fees .................................................................................... – 1 –
Directors' expenses ............................................................................... 3 2 2
Professional fees ................................................................................. 2 2 2
Other expenses ................................................................................... 1 – –
Total Expenses 6 5 4
Net Investment Income (Loss) 1,392 373 81
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (394) (9) (58)
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (47,685) (27,183) (14,570)
Net Realized and Unrealized Gain (Loss) on investments (48,079) (27,192) (14,628)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (46,687) $ (26,819) $ (14,547)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Account
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 22 $ 209 $ 3
Dividends ......................................................................................... – – 1,460
Total Income 22 209 1,463
Expenses:
Management and investment advisory fees ...................................................... N/A N/A 646
Distribution f ees - Class 2 ........................................................................ N/A N/A 13
Custodian fees .................................................................................... – – 1
Directors' expenses ............................................................................... 1 1 3
Professional fees ................................................................................. 2 2 2
Total Expenses 3 3 665
Net Investment Income (Loss) 19 206 798
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... – – 3,883
Investment transactions in affiliated Funds ...................................................... (3) (105) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (42,213)
Investments in affiliated Funds ................................................................... (3,764) (4,024) –
Net Realized and Unrealized Gain (Loss) on investments (3,767) (4,129) (38,330)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,748) $ (3,923) $ (37,532)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 3,471 $ 1,475 $ 993
Total Income 3,471 1,475 993
Expenses:
Management and investment advisory fees ...................................................... 750 214 443
Distribution f ees - Class 2 ........................................................................ 177 40 216
Chief compliance officer expenses ............................................................... 1 – –
Directors' expenses ............................................................................... 7 3 5
Professional fees ................................................................................. 2 2 2
Other expenses ................................................................................... 1 – –
Total Expenses 938 259 666
Net Investment Income (Loss) 2,533 1,216 327
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 14,013 1,747 7,625
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (138,424) (32,930) (90,539)
Net Realized and Unrealized Gain (Loss) on investments (124,411) (31,183) (82,914)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (121,878) $ (29,967) $ (82,587)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Short-Term Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1,700 $ 282 $ 2
Interest ............................................................................................ – – 1,217
Total Income 1,700 282 1,219
Expenses:
Management and investment advisory fees ...................................................... 200 430 325
Distribution f ees - Class 2 ........................................................................ 53 226 N/A
Custodian fees .................................................................................... – – 6
Directors' expenses ............................................................................... 3 5 3
Professional fees ................................................................................. 2 2 2
Other expenses ................................................................................... – 1 –
Total Expenses 258 664 336
Net Investment Income (Loss) 1,442 (382) 883
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... – – (573)
Investment transactions in affiliated Funds ...................................................... 1,248 913 –
Futures contracts ................................................................................. – – 29
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... – – (5,932)
Investments in affiliated Funds ................................................................... (26,960) (88,965) –
Futures contracts ................................................................................. – – (4)
Net Realized and Unrealized Gain (Loss) on investments and futures (25,712) (88,052) (6,480)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (24,270) $ (88,434) $ (5,597)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
U.S. LargeCap
Buffer July
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................ $ 4 $ –
Dividends ................................................................................................................... 1,041 –
Withholding tax ............................................................................................................ (6) –
Securities lending - net .....................................................................................................
48 –
Total Income 1,087 –
Expenses:
Management and investment advisory fees ................................................................................ 792 –
Distribution f ees - Class 2 .................................................................................................. 12 –
Custodian fees .............................................................................................................. 2 –
Directors' expenses ......................................................................................................... 3 –
Professional fees ........................................................................................................... 2 –
Total Expenses 811 –
Net Investment Income (Loss) 276 –
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................... (4,114) –
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................. (49,115) (25)
Options and swaptions ..................................................................................................... – 13
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions (53,229) (12)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (52,953) $ (12)
(a)
Period from June 29, 2022, date operations commenced, through June 30, 2022.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (24) $ (49)
Net realized gain (loss) on investments ................................................................................................ (312) 152
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(3,407) 1,312
Net Increase (Decrease) in Net Assets Resulting from Operations (3,743) 1,415
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (90)
Total Dividends and Distributions – (90)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(2,568) 7,020
Total Increase (Decrease) in Net Assets (6,311) 8,345
Net Assets
Beginning of period ....................................................................................................................
13,515 5,170
End of period ..........................................................................................................................
$ 7,204 $ 13,515
Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 4,706
Redeemed ......................................................................................................
(7,274)
Net Increase (Decrease)
$ (2,568)
Shares:
Sold .......................................................................................................... 448
Redeemed ......................................................................................................
(692)
Net Increase (Decrease)
(244)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 7,278
Reinvested ..................................................................................................... 90
Redeemed ......................................................................................................
(348)
Net Increase (Decrease)
$ 7,020
Shares:
Sold .......................................................................................................... 575
Reinvested ..................................................................................................... 7
Redeemed ......................................................................................................
(27)
Net Increase (Decrease)
555
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (90)
Total Dividends and Distributions
$ (90)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 25,012 $ 45,135
Net realized gain (loss) on investments ................................................................................................ (29,952) 10,041
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(287,456) (104,415)
Net Increase (Decrease) in Net Assets Resulting from Operations (292,396) (49,239)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (65,097)
Total Dividends and Distributions – (65,097)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(217,602) 279,685
Total Increase (Decrease) in Net Assets (509,998) 165,349
Net Assets
Beginning of period ....................................................................................................................
2,900,608 2,735,259
End of period ..........................................................................................................................
$ 2,390,610 $ 2,900,608
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 141,007
Redeemed ......................................................................................................
(358,609)
Net Increase (Decrease)
$ (217,602)
Shares:
Sold .......................................................................................................... 13,995
Redeemed ......................................................................................................
(35,884)
Net Increase (Decrease)
(21,889)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 547,705
Reinvested ..................................................................................................... 65,097
Redeemed ......................................................................................................
(333,117)
Net Increase (Decrease)
$ 279,685
Shares:
Sold .......................................................................................................... 50,001
Reinvested ..................................................................................................... 5,983
Redeemed ......................................................................................................
(30,507)
Net Increase (Decrease)
25,477
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (65,097)
Total Dividends and Distributions
$ (65,097)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,664 $ 5,111
Net realized gain (loss) on investments , futures and swap agreements ................................................................ (6,042) 3,359
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .................................
(23,667) (9,772)
Net Increase (Decrease) in Net Assets Resulting from Operations (27,045) (1,302)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (12,230)
Total Dividends and Distributions – (12,230)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(10,434) (6,042)
Total Increase (Decrease) in Net Assets (37,479) (19,574)
Net Assets
Beginning of period ....................................................................................................................
236,382 255,956
End of period ..........................................................................................................................
$ 198,903 $ 236,382
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 12,364
Redeemed ......................................................................................................
(22,798)
Net Increase (Decrease)
$ (10,434)
Shares:
Sold .......................................................................................................... 1,137
Redeemed ......................................................................................................
(2,127)
Net Increase (Decrease)
(990)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 29,658
Reinvested ..................................................................................................... 12,230
Redeemed ......................................................................................................
(47,930)
Net Increase (Decrease)
$ (6,042)
Shares:
Sold .......................................................................................................... 2,504
Reinvested ..................................................................................................... 1,057
Redeemed ......................................................................................................
(4,025)
Net Increase (Decrease)
(464)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (12,230)
Total Dividends and Distributions
$ (12,230)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (1,303) $ 17,690
Net realized gain (loss) on investments ................................................................................................ 5,877 83,118
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(152,612) 3,843
Net Increase (Decrease) in Net Assets Resulting from Operations (148,038) 104,651
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (71,869)
Total Dividends and Distributions – (71,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(60,965) (47,814)
Total Increase (Decrease) in Net Assets (209,003) (15,032)
Net Assets
Beginning of period ....................................................................................................................
1,005,244 1,020,276
End of period ..........................................................................................................................
$ 796,241 $ 1,005,244
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ..................................................................................... $ 566 $ 4,357 $ 179
Redeemed .................................................................................
(2,110) (63,925) (32)
Net Increase (Decrease)
$ (1,544) $ (59,568) $ 147
Shares:
Sold ..................................................................................... 33 271 11
Redeemed .................................................................................
(127) (3,855) (2)
Net Increase (Decrease)
(94) (3,584) 9
Year Ended December 31, 2021
Dollars:
Sold ..................................................................................... $ 1,245 $ 11,560 $ 314
Reinvested ................................................................................ 3,051 68,811 7
Redeemed .................................................................................
(4,144) (128,657) (1)
Net Increase (Decrease)
$ 152 $ (48,286) $ 320
Shares:
Sold ..................................................................................... 68 634 17
Reinvested ................................................................................ 172 3,872 –
Redeemed .................................................................................
(227) (7,075) –
Net Increase (Decrease)
13 (2,569) 17
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ......................................... $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ......................................... $ (3,051) $ (68,811) $ (7)
Total Dividends and Distributions
$ (3,051) $ (68,811) $ (7)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed Volatility
Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (253) $ 4,163
Net realized gain (loss) on investments ................................................................................................ (166) 11,691
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(26,330) 1,776
Net Increase (Decrease) in Net Assets Resulting from Operations (26,749) 17,630
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (7,204)
Total Dividends and Distributions – (7,204)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(6,596) (11,504)
Total Increase (Decrease) in Net Assets (33,345) (1,078)
Net Assets
Beginning of period ....................................................................................................................
184,071 185,149
End of period ..........................................................................................................................
$ 150,726 $ 184,071
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 4,771 –
Redeemed ...........................................................................................
(11,367) –
Net Increase (Decrease)
$ (6,596) –
Shares:
Sold ............................................................................................... 356 –
Redeemed ...........................................................................................
(858) –
Net Increase (Decrease)
(502) –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 11,475 –
Reinvested .......................................................................................... 7,203 1
Redeemed ...........................................................................................
(30,183) –
Net Increase (Decrease)
$ (11,505) $ 1
Shares:
Sold ............................................................................................... 805 –
Reinvested .......................................................................................... 509 –
Redeemed ...........................................................................................
(2,121) –
Net Increase (Decrease)
(807) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,203) $ (1)
Total Dividends and Distributions
$ (7,203) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility Control
Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (334) $ 3,482
Net realized gain (loss) on investments and futures ................................................................................... (3,490) 12,812
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(27,385) 3,609
Net Increase (Decrease) in Net Assets Resulting from Operations (31,209) 19,903
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (6,085)
Total Dividends and Distributions – (6,085)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
3,469 31,501
Total Increase (Decrease) in Net Assets (27,740) 45,319
Net Assets
Beginning of period ....................................................................................................................
229,798 184,479
End of period ..........................................................................................................................
$ 202,058 $ 229,798
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 11,016 –
Redeemed ...........................................................................................
(7,547) –
Net Increase (Decrease)
$ 3,469 –
Shares:
Sold ............................................................................................... 902 –
Redeemed ...........................................................................................
(626) –
Net Increase (Decrease)
276 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 32,617 –
Reinvested .......................................................................................... 6,085 –
Redeemed ...........................................................................................
(7,201) –
Net Increase (Decrease)
$ 31,501 –
Shares:
Sold ............................................................................................... 2,530 –
Reinvested .......................................................................................... 468 –
Redeemed ...........................................................................................
(559) –
Net Increase (Decrease)
2,439 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (6,085) $ –
Total Dividends and Distributions
$ (6,085) $ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Growth Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (5,345) $ 68,785
Net realized gain (loss) on investments ................................................................................................ 5,443 316,529
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(644,993) 157,988
Net Increase (Decrease) in Net Assets Resulting from Operations (644,895) 543,302
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (250,729)
Total Dividends and Distributions – (250,729)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(172,259) (171,209)
Total Increase (Decrease) in Net Assets (817,154) 121,364
Net Assets
Beginning of period ....................................................................................................................
3,974,456 3,853,092
End of period ..........................................................................................................................
$ 3,157,302 $ 3,974,456
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 14,668 –
Redeemed ...........................................................................................
(186,898) (29)
Net Increase (Decrease)
$ (172,230) $ (29)
Shares:
Sold ............................................................................................... 739 –
Redeemed ...........................................................................................
(9,474) (2)
Net Increase (Decrease)
(8,735) (2)
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 29,205 $ 257
Reinvested .......................................................................................... 250,728 1
Redeemed ...........................................................................................
(451,399) (1)
Net Increase (Decrease)
$ (171,466) $ 257
Shares:
Sold ............................................................................................... 1,372 12
Reinvested .......................................................................................... 11,911 –
Redeemed ...........................................................................................
(21,202) –
Net Increase (Decrease)
(7,919) 12
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (250,728) $ (1)
Total Dividends and Distributions
$ (250,728) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Managed Volatility
Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (525) $ 9,314
Net realized gain (loss) on investments ................................................................................................ (326) 28,838
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(59,928) 11,557
Net Increase (Decrease) in Net Assets Resulting from Operations (60,779) 49,709
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (15,269)
Total Dividends and Distributions – (15,269)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(19,861) (23,764)
Total Increase (Decrease) in Net Assets (80,640) 10,676
Net Assets
Beginning of period ....................................................................................................................
388,924 378,248
End of period ..........................................................................................................................
$ 308,284 $ 388,924
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 4,453 –
Redeemed ...........................................................................................
(24,314) –
Net Increase (Decrease)
$ (19,861) –
Shares:
Sold ............................................................................................... 313 –
Redeemed ...........................................................................................
(1,698) –
Net Increase (Decrease)
(1,385) –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 14,028 $ 1
Reinvested .......................................................................................... 15,269 –
Redeemed ...........................................................................................
(53,062) –
Net Increase (Decrease)
$ (23,765) $ 1
Shares:
Sold ............................................................................................... 929 –
Reinvested .......................................................................................... 1,002 –
Redeemed ...........................................................................................
(3,481) –
Net Increase (Decrease)
(1,550) –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (15,269) $ –
Total Dividends and Distributions
$ (15,269) $ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility Control
Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (1,962) $ 19,273
Net realized gain (loss) on investments and futures ................................................................................... (21,593) 82,568
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(162,198) 44,292
Net Increase (Decrease) in Net Assets Resulting from Operations (185,753) 146,133
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (31,026)
Total Dividends and Distributions – (31,026)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
45,052 166,448
Total Increase (Decrease) in Net Assets (140,701) 281,555
Net Assets
Beginning of period ....................................................................................................................
1,277,140 995,585
End of period ..........................................................................................................................
$ 1,136,439 $ 1,277,140
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 57,729 –
Redeemed ...........................................................................................
(12,677) –
Net Increase (Decrease)
$ 45,052 –
Shares:
Sold ............................................................................................... 4,488 –
Redeemed ...........................................................................................
(998) –
Net Increase (Decrease)
3,490 –
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 158,445 –
Reinvested .......................................................................................... 31,026 –
Redeemed ...........................................................................................
(23,023) –
Net Increase (Decrease)
$ 166,448 –
Shares:
Sold ............................................................................................... 11,705 –
Reinvested .......................................................................................... 2,268 –
Redeemed ...........................................................................................
(1,701) –
Net Increase (Decrease)
12,272 –
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (31,026) $ –
Total Dividends and Distributions
$ (31,026) $ –

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (445) $ 5,767
Net realized gain (loss) on investments ................................................................................................ 1,143 14,072
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(44,346) 2,165
Net Increase (Decrease) in Net Assets Resulting from Operations (43,648) 22,004
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (13,544)
Total Dividends and Distributions – (13,544)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(18,066) (5,231)
Total Increase (Decrease) in Net Assets (61,714) 3,229
Net Assets
Beginning of period ....................................................................................................................
326,764 323,535
End of period ..........................................................................................................................
$ 265,050 $ 326,764
Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 16,100 $ 30
Redeemed ...........................................................................................
(33,512) (684)
Net Increase (Decrease)
$ (17,412) $ (654)
Shares:
Sold ............................................................................................... 1,144 2
Redeemed ...........................................................................................
(2,373) (49)
Net Increase (Decrease)
(1,229) (47)
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 50,123 $ 769
Reinvested .......................................................................................... 13,513 31
Redeemed ...........................................................................................
(69,652) (15)
Net Increase (Decrease)
$ (6,016) $ 785
Shares:
Sold ............................................................................................... 3,308 50
Reinvested .......................................................................................... 899 2
Redeemed ...........................................................................................
(4,598) (1)
Net Increase (Decrease)
(391) 51
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (13,513) $ (31)
Total Dividends and Distributions
$ (13,513) $ (31)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,472 $ 4,504
Net realized gain (loss) on investments and foreign currencies ....................................................................... (987) 26,148
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(70,541) (2,864)
Net Increase (Decrease) in Net Assets Resulting from Operations (68,056) 27,788
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (5,303)
Total Dividends and Distributions – (5,303)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
375 (14,785)
Total Increase (Decrease) in Net Assets (67,681) 7,700
Net Assets
Beginning of period ....................................................................................................................
299,426 291,726
End of period ..........................................................................................................................
$ 231,745 $ 299,426
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 13,802
Redeemed ......................................................................................................
(13,427)
Net Increase (Decrease)
$ 375
Shares:
Sold .......................................................................................................... 830
Redeemed ......................................................................................................
(787)
Net Increase (Decrease)
43
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 17,997
Reinvested ..................................................................................................... 5,303
Redeemed ......................................................................................................
(38,085)
Net Increase (Decrease)
$ (14,785)
Shares:
Sold .......................................................................................................... 955
Reinvested ..................................................................................................... 274
Redeemed ......................................................................................................
(2,021)
Net Increase (Decrease)
(792)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (5,303)
Total Dividends and Distributions
$ (5,303)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 6,856 $ 13,034
Net realized gain (loss) on investments ................................................................................................ 28,494 89,817
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(142,700) 53,748
Net Increase (Decrease) in Net Assets Resulting from Operations (107,350) 156,599
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (14,647)
Total Dividends and Distributions – (14,647)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(28,886) (176,299)
Total Increase (Decrease) in Net Assets (136,236) (34,347)
Net Assets
Beginning of period ....................................................................................................................
755,496 789,843
End of period ..........................................................................................................................
$ 619,260 $ 755,496
Class 1 Class 2 Class 3
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ..................................................................................... $ 20,504 $ 7,858 $ 215
Redeemed .................................................................................
(55,176) (2,230) (57)
Net Increase (Decrease)
$ (34,672) $ 5,628 $ 158
Shares:
Sold ..................................................................................... 638 248 7
Redeemed .................................................................................
(1,695) (70) (2)
Net Increase (Decrease)
(1,057) 178 5
Year Ended December 31, 2021
Dollars:
Sold ..................................................................................... $ 42,546 $ 15,172 $ 174
Reinvested ................................................................................ 13,771 875 1
Redeemed .................................................................................
(245,030) (3,764) (44)
Net Increase (Decrease)
$ (188,713) $ 12,283 $ 131
Shares:
Sold ..................................................................................... 1,340 477 5
Reinvested ................................................................................ 426 27 –
Redeemed .................................................................................
(7,761) (119) (1)
Net Increase (Decrease)
(5,995) 385 4
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ......................................... $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ......................................... $ (13,771) $ (875) $ (1)
Total Dividends and Distributions
$ (13,771) $ (875) $ (1)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
(a)
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 673 $ 984
Net realized gain (loss) on investments and foreign currencies ....................................................................... (1,601) 7,008
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(17,245) (7,245)
Net Increase (Decrease) in Net Assets Resulting from Operations (18,173) 747
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (1,851)
Total Dividends and Distributions – (1,851)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(1,789) (1,920)
Total Increase (Decrease) in Net Assets (19,962) (3,024)
Net Assets
Beginning of period ....................................................................................................................
90,815 93,839
End of period ..........................................................................................................................
$ 70,853 $ 90,815
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 3,967
Redeemed ......................................................................................................
(5,756)
Net Increase (Decrease)
$ (1,789)
Shares:
Sold .......................................................................................................... 231
Redeemed ......................................................................................................
(327)
Net Increase (Decrease)
(96)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 10,524
Reinvested ..................................................................................................... 1,851
Redeemed ......................................................................................................
(14,295)
Net Increase (Decrease)
$ (1,920)
Shares:
Sold .......................................................................................................... 504
Reinvested ..................................................................................................... 90
Redeemed ......................................................................................................
(684)
Net Increase (Decrease)
(90)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (1,851)
Total Dividends and Distributions
$ (1,851)
(a)
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 903 $ 801
Net realized gain (loss) on investments and futures ................................................................................... (4,397) 833
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(14,005) (4,200)
Net Increase (Decrease) in Net Assets Resulting from Operations (17,499) (2,566)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (4,266)
Total Dividends and Distributions – (4,266)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
18,959 (23,387)
Total Increase (Decrease) in Net Assets 1,460 (30,219)
Net Assets
Beginning of period ....................................................................................................................
197,777 227,996
End of period ..........................................................................................................................
$ 199,237 $ 197,777
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 39,852
Redeemed ......................................................................................................
(20,893)
Net Increase (Decrease)
$ 18,959
Shares:
Sold .......................................................................................................... 4,424
Redeemed ......................................................................................................
(2,318)
Net Increase (Decrease)
2,106
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 35,129
Reinvested ..................................................................................................... 4,266
Redeemed ......................................................................................................
(62,782)
Net Increase (Decrease)
$ (23,387)
Shares:
Sold .......................................................................................................... 3,648
Reinvested ..................................................................................................... 445
Redeemed ......................................................................................................
(6,431)
Net Increase (Decrease)
(2,338)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (4,266)
Total Dividends and Distributions
$ (4,266)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (584) $ (1,753)
Net realized gain (loss) on investments and futures ................................................................................... 17,187 70,697
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(243,672) 61,881
Net Increase (Decrease) in Net Assets Resulting from Operations (227,069) 130,825
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (78,910)
Total Dividends and Distributions – (78,910)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(16,514) 42,384
Total Increase (Decrease) in Net Assets (243,583) 94,299
Net Assets
Beginning of period ....................................................................................................................
706,656 612,357
End of period ..........................................................................................................................
$ 463,073 $ 706,656
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 27,850
Redeemed ......................................................................................................
(44,364)
Net Increase (Decrease)
$ (16,514)
Shares:
Sold .......................................................................................................... 649
Redeemed ......................................................................................................
(1,047)
Net Increase (Decrease)
(398)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 49,902
Reinvested ..................................................................................................... 78,910
Redeemed ......................................................................................................
(86,428)
Net Increase (Decrease)
$ 42,384
Shares:
Sold .......................................................................................................... 962
Reinvested ..................................................................................................... 1,526
Redeemed ......................................................................................................
(1,661)
Net Increase (Decrease)
827
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (78,910)
Total Dividends and Distributions
$ (78,910)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 18,453 $ 34,299
Net realized gain (loss) on investments and futures ................................................................................... 65,075 346,848
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(717,821) 389,815
Net Increase (Decrease) in Net Assets Resulting from Operations (634,293) 770,962
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (293,077)
Total Dividends and Distributions – (293,077)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
8,991 (189,279)
Total Increase (Decrease) in Net Assets (625,302) 288,606
Net Assets
Beginning of period ....................................................................................................................
3,209,249 2,920,643
End of period ..........................................................................................................................
$ 2,583,947 $ 3,209,249
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 248,344 $ 3,454
Redeemed ...........................................................................................
(240,931) (1,876)
Net Increase (Decrease)
$ 7,413 $ 1,578
Shares:
Sold ............................................................................................... 11,167 153
Redeemed ...........................................................................................
(10,313) (85)
Net Increase (Decrease)
854 68
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 138,939 $ 13,085
Reinvested .......................................................................................... 289,214 3,863
Redeemed ...........................................................................................
(630,975) (3,405)
Net Increase (Decrease)
$ (202,822) $ 13,543
Shares:
Sold ............................................................................................... 5,730 556
Reinvested .......................................................................................... 12,121 165
Redeemed ...........................................................................................
(25,846) (149)
Net Increase (Decrease)
(7,995) 572
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (289,214) $ (3,863)
Total Dividends and Distributions
$ (289,214) $ (3,863)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,061 $ 2,028
Net realized gain (loss) on investments , futures and options and swaptions .......................................................... 4,542 26,911
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions ...........................
(49,647) 26,106
Net Increase (Decrease) in Net Assets Resulting from Operations (44,044) 55,045
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (26,835)
Total Dividends and Distributions – (26,835)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(5,191) (23,427)
Total Increase (Decrease) in Net Assets (49,235) 4,783
Net Assets
Beginning of period ....................................................................................................................
239,895 235,112
End of period ..........................................................................................................................
$ 190,660 $ 239,895
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 15,704
Redeemed ......................................................................................................
(20,895)
Net Increase (Decrease)
$ (5,191)
Shares:
Sold .......................................................................................................... 945
Redeemed ......................................................................................................
(1,202)
Net Increase (Decrease)
(257)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 9,025
Reinvested ..................................................................................................... 26,835
Redeemed ......................................................................................................
(59,287)
Net Increase (Decrease)
$ (23,427)
Shares:
Sold .......................................................................................................... 492
Reinvested ..................................................................................................... 1,513
Redeemed ......................................................................................................
(3,199)
Net Increase (Decrease)
(1,194)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (26,835)
Total Dividends and Distributions
$ (26,835)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 37 $ (121)
Net realized gain (loss) on investments ................................................................................................ 13,110 70,194
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(211,925) 83,393
Net Increase (Decrease) in Net Assets Resulting from Operations (198,778) 153,466
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (44,926)
Total Dividends and Distributions – (44,926)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(8,332) 11,622
Total Increase (Decrease) in Net Assets (207,110) 120,162
Net Assets
Beginning of period ....................................................................................................................
749,899 629,737
End of period ..........................................................................................................................
$ 542,789 $ 749,899
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 27,290 $ 3,362
Redeemed ...........................................................................................
(37,538) (1,446)
Net Increase (Decrease)
$ (10,248) $ 1,916
Shares:
Sold ............................................................................................... 401 54
Redeemed ...........................................................................................
(592) (23)
Net Increase (Decrease)
(191) 31
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 42,968 $ 8,836
Reinvested .......................................................................................... 42,787 2,139
Redeemed ...........................................................................................
(82,470) (2,638)
Net Increase (Decrease)
$ 3,285 $ 8,337
Shares:
Sold ............................................................................................... 601 126
Reinvested .......................................................................................... 610 31
Redeemed ...........................................................................................
(1,183) (39)
Net Increase (Decrease)
28 118
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (42,787) $ (2,139)
Total Dividends and Distributions
$ (42,787) $ (2,139)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 596 $ 1,248
Net realized gain (loss) on investments and foreign currencies ....................................................................... 9,942 21,700
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(49,003) 21,069
Net Increase (Decrease) in Net Assets Resulting from Operations (38,465) 44,017
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (8,415)
Total Dividends and Distributions – (8,415)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(5,710) (7,069)
Total Increase (Decrease) in Net Assets (44,175) 28,533
Net Assets
Beginning of period ....................................................................................................................
194,247 165,714
End of period ..........................................................................................................................
$ 150,072 $ 194,247
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 3,288 $ 4,705
Redeemed ...........................................................................................
(12,391) (1,312)
Net Increase (Decrease)
$ (9,103) $ 3,393
Shares:
Sold ............................................................................................... 92 130
Redeemed ...........................................................................................
(332) (36)
Net Increase (Decrease)
(240) 94
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 4,872 $ 8,993
Reinvested .......................................................................................... 7,194 1,221
Redeemed ...........................................................................................
(26,775) (2,574)
Net Increase (Decrease)
$ (14,709) $ 7,640
Shares:
Sold ............................................................................................... 125 241
Reinvested .......................................................................................... 184 32
Redeemed ...........................................................................................
(699) (71)
Net Increase (Decrease)
(390) 202
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,194) $ (1,221)
Total Dividends and Distributions
$ (7,194) $ (1,221)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 267 $ 1,022
Net realized gain (loss) on investments ................................................................................................ (117) 1,441
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(5,200) (386)
Net Increase (Decrease) in Net Assets Resulting from Operations (5,050) 2,077
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (2,606)
Total Dividends and Distributions – (2,606)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
2,450 2,002
Total Increase (Decrease) in Net Assets (2,600) 1,473
Net Assets
Beginning of period ....................................................................................................................
37,297 35,824
End of period ..........................................................................................................................
$ 34,697 $ 37,297
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 7,176
Redeemed ......................................................................................................
(4,726)
Net Increase (Decrease)
$ 2,450
Shares:
Sold .......................................................................................................... 575
Redeemed ......................................................................................................
(379)
Net Increase (Decrease)
196
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 7,457
Reinvested ..................................................................................................... 2,606
Redeemed ......................................................................................................
(8,061)
Net Increase (Decrease)
$ 2,002
Shares:
Sold .......................................................................................................... 538
Reinvested ..................................................................................................... 195
Redeemed ......................................................................................................
(587)
Net Increase (Decrease)
146
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (2,606)
Total Dividends and Distributions
$ (2,606)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,201 $ 5,371
Net realized gain (loss) on investments ................................................................................................ (499) 11,453
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(29,344) 442
Net Increase (Decrease) in Net Assets Resulting from Operations (28,642) 17,266
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (14,360)
Total Dividends and Distributions – (14,360)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(9,025) (739)
Total Increase (Decrease) in Net Assets (37,667) 2,167
Net Assets
Beginning of period ....................................................................................................................
196,334 194,167
End of period ..........................................................................................................................
$ 158,667 $ 196,334
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 12,037
Redeemed ......................................................................................................
(21,062)
Net Increase (Decrease)
$ (9,025)
Shares:
Sold .......................................................................................................... 853
Redeemed ......................................................................................................
(1,548)
Net Increase (Decrease)
(695)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 26,050
Reinvested ..................................................................................................... 14,360
Redeemed ......................................................................................................
(41,149)
Net Increase (Decrease)
$ (739)
Shares:
Sold .......................................................................................................... 1,689
Reinvested ..................................................................................................... 954
Redeemed ......................................................................................................
(2,674)
Net Increase (Decrease)
(31)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (14,360)
Total Dividends and Distributions
$ (14,360)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,392 $ 6,898
Net realized gain (loss) on investments ................................................................................................ (394) 15,985
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(47,685) 6,546
Net Increase (Decrease) in Net Assets Resulting from Operations (46,687) 29,429
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (12,163)
Total Dividends and Distributions – (12,163)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
6,758 17,307
Total Increase (Decrease) in Net Assets (39,929) 34,573
Net Assets
Beginning of period ....................................................................................................................
262,864 228,291
End of period ..........................................................................................................................
$ 222,935 $ 262,864
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 26,684
Redeemed ......................................................................................................
(19,926)
Net Increase (Decrease)
$ 6,758
Shares:
Sold .......................................................................................................... 1,896
Redeemed ......................................................................................................
(1,432)
Net Increase (Decrease)
464
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 49,164
Reinvested ..................................................................................................... 12,163
Redeemed ......................................................................................................
(44,020)
Net Increase (Decrease)
$ 17,307
Shares:
Sold .......................................................................................................... 3,203
Reinvested ..................................................................................................... 792
Redeemed ......................................................................................................
(2,883)
Net Increase (Decrease)
1,112
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (12,163)
Total Dividends and Distributions
$ (12,163)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 373 $ 3,939
Net realized gain (loss) on investments ................................................................................................ (9) 8,351
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(27,183) 4,896
Net Increase (Decrease) in Net Assets Resulting from Operations (26,819) 17,186
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (5,654)
Total Dividends and Distributions – (5,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
4,837 15,503
Total Increase (Decrease) in Net Assets (21,982) 27,035
Net Assets
Beginning of period ....................................................................................................................
134,172 107,137
End of period ..........................................................................................................................
$ 112,190 $ 134,172
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 14,434
Redeemed ......................................................................................................
(9,597)
Net Increase (Decrease)
$ 4,837
Shares:
Sold .......................................................................................................... 809
Redeemed ......................................................................................................
(531)
Net Increase (Decrease)
278
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 28,876
Reinvested ..................................................................................................... 5,654
Redeemed ......................................................................................................
(19,027)
Net Increase (Decrease)
$ 15,503
Shares:
Sold .......................................................................................................... 1,495
Reinvested ..................................................................................................... 289
Redeemed ......................................................................................................
(979)
Net Increase (Decrease)
805
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (5,654)
Total Dividends and Distributions
$ (5,654)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 81 $ 2,075
Net realized gain (loss) on investments ................................................................................................ (58) 4,722
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(14,570) 2,429
Net Increase (Decrease) in Net Assets Resulting from Operations (14,547) 9,226
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (2,689)
Total Dividends and Distributions – (2,689)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(637) 12,211
Total Increase (Decrease) in Net Assets (15,184) 18,748
Net Assets
Beginning of period ....................................................................................................................
68,527 49,779
End of period ..........................................................................................................................
$ 53,343 $ 68,527
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 8,184
Redeemed ......................................................................................................
(8,821)
Net Increase (Decrease)
$ (637)
Shares:
Sold .......................................................................................................... 464
Redeemed ......................................................................................................
(517)
Net Increase (Decrease)
(53)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 21,207
Reinvested ..................................................................................................... 2,689
Redeemed ......................................................................................................
(11,685)
Net Increase (Decrease)
$ 12,211
Shares:
Sold .......................................................................................................... 1,120
Reinvested ..................................................................................................... 140
Redeemed ......................................................................................................
(614)
Net Increase (Decrease)
646
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (2,689)
Total Dividends and Distributions
$ (2,689)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 19 $ 499
Net realized gain (loss) on investments ................................................................................................ (3) 1,142
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(3,764) 718
Net Increase (Decrease) in Net Assets Resulting from Operations (3,748) 2,359
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (526)
Total Dividends and Distributions – (526)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,202 3,979
Total Increase (Decrease) in Net Assets (2,546) 5,812
Net Assets
Beginning of period ....................................................................................................................
17,280 11,468
End of period ..........................................................................................................................
$ 14,734 $ 17,280
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 2,872
Redeemed ......................................................................................................
(1,670)
Net Increase (Decrease)
$ 1,202
Shares:
Sold .......................................................................................................... 170
Redeemed ......................................................................................................
(98)
Net Increase (Decrease)
72
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 6,857
Reinvested ..................................................................................................... 526
Redeemed ......................................................................................................
(3,404)
Net Increase (Decrease)
$ 3,979
Shares:
Sold .......................................................................................................... 383
Reinvested ..................................................................................................... 29
Redeemed ......................................................................................................
(189)
Net Increase (Decrease)
223
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (526)
Total Dividends and Distributions
$ (526)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 206 $ 878
Net realized gain (loss) on investments ................................................................................................ (105) 1,141
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(4,024) (641)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,923) 1,378
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (1,855)
Total Dividends and Distributions – (1,855)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(643) (419)
Total Increase (Decrease) in Net Assets (4,566) (896)
Net Assets
Beginning of period ....................................................................................................................
30,129 31,025
End of period ..........................................................................................................................
$ 25,563 $ 30,129
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 4,046
Redeemed ......................................................................................................
(4,689)
Net Increase (Decrease)
$ (643)
Shares:
Sold .......................................................................................................... 343
Redeemed ......................................................................................................
(400)
Net Increase (Decrease)
(57)
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 5,995
Reinvested ..................................................................................................... 1,855
Redeemed ......................................................................................................
(8,269)
Net Increase (Decrease)
$ (419)
Shares:
Sold .......................................................................................................... 467
Reinvested ..................................................................................................... 147
Redeemed ......................................................................................................
(644)
Net Increase (Decrease)
(30)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (1,855)
Total Dividends and Distributions
$ (1,855)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 798 $ 1,972
Net realized gain (loss) on investments ................................................................................................ 3,883 12,636
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(42,213) 39,587
Net Increase (Decrease) in Net Assets Resulting from Operations (37,532) 54,195
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (12,779)
Total Dividends and Distributions – (12,779)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(2,959) 8,574
Total Increase (Decrease) in Net Assets (40,491) 49,990
Net Assets
Beginning of period ....................................................................................................................
186,572 136,582
End of period ..........................................................................................................................
$ 146,081 $ 186,572
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 9,769 $ 1,342
Redeemed ...........................................................................................
(13,037) (1,033)
Net Increase (Decrease)
$ (3,268) $ 309
Shares:
Sold ............................................................................................... 438 62
Redeemed ...........................................................................................
(591) (49)
Net Increase (Decrease)
(153) 13
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 21,019 $ 2,630
Reinvested .......................................................................................... 12,078 701
Redeemed ...........................................................................................
(26,908) (946)
Net Increase (Decrease)
$ 6,189 $ 2,385
Shares:
Sold ............................................................................................... 955 117
Reinvested .......................................................................................... 535 31
Redeemed ...........................................................................................
(1,224) (43)
Net Increase (Decrease)
266 105
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (12,078) $ (701)
Total Dividends and Distributions
$ (12,078) $ (701)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,533 $ 14,424
Net realized gain (loss) on investments ................................................................................................ 14,013 87,788
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(138,424) (8,821)
Net Increase (Decrease) in Net Assets Resulting from Operations (121,878) 93,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (26,472)
Total Dividends and Distributions – (26,472)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(34,790) (24,962)
Total Increase (Decrease) in Net Assets (156,668) 41,957
Net Assets
Beginning of period ....................................................................................................................
744,944 702,987
End of period ..........................................................................................................................
$ 588,276 $ 744,944
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 5,302 $ 6,925
Redeemed ...........................................................................................
(40,277) (6,740)
Net Increase (Decrease)
$ (34,975) $ 185
Shares:
Sold ............................................................................................... 321 429
Redeemed ...........................................................................................
(2,435) (416)
Net Increase (Decrease)
(2,114) 13
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 20,819 $ 14,289
Reinvested .......................................................................................... 21,306 5,166
Redeemed ...........................................................................................
(76,310) (10,232)
Net Increase (Decrease)
$ (34,185) $ 9,223
Shares:
Sold ............................................................................................... 1,185 817
Reinvested .......................................................................................... 1,200 295
Redeemed ...........................................................................................
(4,324) (594)
Net Increase (Decrease)
(1,939) 518
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (21,306) $ (5,166)
Total Dividends and Distributions
$ (21,306) $ (5,166)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,216 $ 4,257
Net realized gain (loss) on investments ................................................................................................ 1,747 16,868
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(32,930) (2,486)
Net Increase (Decrease) in Net Assets Resulting from Operations (29,967) 18,639
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (6,255)
Total Dividends and Distributions – (6,255)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(1,781) (3,317)
Total Increase (Decrease) in Net Assets (31,748) 9,067
Net Assets
Beginning of period ....................................................................................................................
203,656 194,589
End of period ..........................................................................................................................
$ 171,908 $ 203,656
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 8,311 $ 2,986
Redeemed ...........................................................................................
(11,452) (1,626)
Net Increase (Decrease)
$ (3,141) $ 1,360
Shares:
Sold ............................................................................................... 643 241
Redeemed ...........................................................................................
(912) (135)
Net Increase (Decrease)
(269) 106
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 14,199 $ 6,406
Reinvested .......................................................................................... 5,275 980
Redeemed ...........................................................................................
(25,083) (5,094)
Net Increase (Decrease)
$ (5,609) $ 2,292
Shares:
Sold ............................................................................................... 1,072 487
Reinvested .......................................................................................... 392 74
Redeemed ...........................................................................................
(1,870) (393)
Net Increase (Decrease)
(406) 168
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (5,275) $ (980)
Total Dividends and Distributions
$ (5,275) $ (980)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 327 $ 7,415
Net realized gain (loss) on investments ................................................................................................ 7,625 42,905
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(90,539) 16,534
Net Increase (Decrease) in Net Assets Resulting from Operations (82,587) 66,854
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (13,052)
Total Dividends and Distributions – (13,052)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(4,799) (3,590)
Total Increase (Decrease) in Net Assets (87,386) 50,212
Net Assets
Beginning of period ....................................................................................................................
434,827 384,615
End of period ..........................................................................................................................
$ 347,441 $ 434,827
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 13,123 $ 4,670
Redeemed ...........................................................................................
(17,063) (5,529)
Net Increase (Decrease)
$ (3,940) $ (859)
Shares:
Sold ............................................................................................... 570 209
Redeemed ...........................................................................................
(760) (254)
Net Increase (Decrease)
(190) (45)
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 17,827 $ 13,856
Reinvested .......................................................................................... 7,539 5,513
Redeemed ...........................................................................................
(39,869) (8,456)
Net Increase (Decrease)
$ (14,503) $ 10,913
Shares:
Sold ............................................................................................... 756 597
Reinvested .......................................................................................... 312 232
Redeemed ...........................................................................................
(1,678) (362)
Net Increase (Decrease)
(610) 467
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,539) $ (5,513)
Total Dividends and Distributions
$ (7,539) $ (5,513)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,442 $ 4,526
Net realized gain (loss) on investments ................................................................................................ 1,248 13,048
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(26,960) (5,173)
Net Increase (Decrease) in Net Assets Resulting from Operations (24,270) 12,401
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (7,312)
Total Dividends and Distributions – (7,312)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(11,167) 4,501
Total Increase (Decrease) in Net Assets (35,437) 9,590
Net Assets
Beginning of period ....................................................................................................................
193,852 184,262
End of period ..........................................................................................................................
$ 158,415 $ 193,852
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 3,546 $ 4,324
Redeemed ...........................................................................................
(14,945) (4,092)
Net Increase (Decrease)
$ (11,399) $ 232
Shares:
Sold ............................................................................................... 285 360
Redeemed ...........................................................................................
(1,220) (344)
Net Increase (Decrease)
(935) 16
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 14,388 $ 14,144
Reinvested .......................................................................................... 5,721 1,591
Redeemed ...........................................................................................
(25,468) (5,875)
Net Increase (Decrease)
$ (5,359) $ 9,860
Shares:
Sold ............................................................................................... 1,101 1,082
Reinvested .......................................................................................... 437 123
Redeemed ...........................................................................................
(1,944) (453)
Net Increase (Decrease)
(406) 752
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (5,721) $ (1,591)
Total Dividends and Distributions
$ (5,721) $ (1,591)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ (382) $ 7,421
Net realized gain (loss) on investments ................................................................................................ 913 39,884
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(88,965) 22,379
Net Increase (Decrease) in Net Assets Resulting from Operations (88,434) 69,684
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (12,320)
Total Dividends and Distributions – (12,320)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(4,105) 15,973
Total Increase (Decrease) in Net Assets (92,539) 73,337
Net Assets
Beginning of period ....................................................................................................................
428,947 355,610
End of period ..........................................................................................................................
$ 336,408 $ 428,947
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 8,727 $ 4,823
Redeemed ...........................................................................................
(11,186) (6,469)
Net Increase (Decrease)
$ (2,459) $ (1,646)
Shares:
Sold ............................................................................................... 348 194
Redeemed ...........................................................................................
(446) (260)
Net Increase (Decrease)
(98) (66)
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 20,247 $ 15,072
Reinvested .......................................................................................... 6,518 5,802
Redeemed ...........................................................................................
(21,478) (10,188)
Net Increase (Decrease)
$ 5,287 $ 10,686
Shares:
Sold ............................................................................................... 758 566
Reinvested .......................................................................................... 239 216
Redeemed ...........................................................................................
(811) (391)
Net Increase (Decrease)
186 391
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (6,518) $ (5,802)
Total Dividends and Distributions
$ (6,518) $ (5,802)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 883 $ 1,618
Net realized gain (loss) on investments and futures ................................................................................... (544) 198
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(5,936) (2,809)
Net Increase (Decrease) in Net Assets Resulting from Operations (5,597) (993)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (2,932)
Total Dividends and Distributions – (2,932)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
3,406 (12,562)
Total Increase (Decrease) in Net Assets (2,191) (16,487)
Net Assets
Beginning of period ....................................................................................................................
140,532 157,019
End of period ..........................................................................................................................
$ 138,341 $ 140,532
Class 1
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold .......................................................................................................... $ 31,138
Redeemed ......................................................................................................
(27,732)
Net Increase (Decrease)
$ 3,406
Shares:
Sold .......................................................................................................... 12,481
Redeemed ......................................................................................................
(11,226)
Net Increase (Decrease)
1,255
Year Ended December 31, 2021
Dollars:
Sold .......................................................................................................... $ 34,540
Reinvested ..................................................................................................... 2,932
Redeemed ......................................................................................................
(50,034)
Net Increase (Decrease)
$ (12,562)
Shares:
Sold .......................................................................................................... 13,394
Reinvested ..................................................................................................... 1,150
Redeemed ......................................................................................................
(19,407)
Net Increase (Decrease)
(4,863)
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (2,932)
Total Dividends and Distributions
$ (2,932)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2022
Year Ended
December 31,
2021
Operations
Net investment income (loss) .......................................................................................................... $ 276 $ (127)
Net realized gain (loss) on investments ................................................................................................ (4,114) 35,323
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(49,115) 5,193
Net Increase (Decrease) in Net Assets Resulting from Operations (52,953) 40,389
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (7,482)
Total Dividends and Distributions – (7,482)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(4,831) (12,782)
Total Increase (Decrease) in Net Assets (57,784) 20,125
Net Assets
Beginning of period ....................................................................................................................
224,387 204,262
End of period ..........................................................................................................................
$ 166,603 $ 224,387
Class 1 Class 2
Capital Share Transactions:
Period Ended June 30, 2022
Dollars:
Sold ............................................................................................... $ 5,950 $ 692
Redeemed ...........................................................................................
(11,030) (443)
Net Increase (Decrease)
$ (5,080) $ 249
Shares:
Sold ............................................................................................... 339 40
Redeemed ...........................................................................................
(625) (26)
Net Increase (Decrease)
(286) 14
Year Ended December 31, 2021
Dollars:
Sold ............................................................................................... $ 17,504 $ 1,948
Reinvested .......................................................................................... 7,164 318
Redeemed ...........................................................................................
(38,216) (1,500)
Net Increase (Decrease)
$ (13,548) $ 766
Shares:
Sold ............................................................................................... 883 98
Reinvested .......................................................................................... 360 16
Redeemed ...........................................................................................
(1,926) (77)
Net Increase (Decrease)
(683) 37
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
From net investment income and net realized gain on investments ................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2021
From net investment income and net realized gain on investments ................................................... $ (7,164) $ (318)
Total Dividends and Distributions
$ (7,164) $ (318)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands U.S. LargeCap Buffer July Account
Period Ended
June 30, 2022
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ –
Net realized gain (loss) on investments ........................................................................................................................ –
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ............................................................
(12)
Net Increase (Decrease) in Net Assets Resulting from Operations (12)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
14,372
Total Increase (Decrease) in Net Assets 14,360
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 14,360
Class 2
Capital Share Transactions:
Period Ended June 30, 2022
(a)
Dollars:
Sold .......................................................................................................... $ 14,372
Net Increase (Decrease)
$ 14,372
Shares:
Sold .......................................................................................................... 1,437
Redeemed ......................................................................................................
–
Net Increase (Decrease)
1,437
Dividends and Distributions to Shareholders:
Period Ended June 30, 2022
(a)
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
(a)
Period from June 29, 2022, date operations commenced, through June 30, 2022.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Global Emerging Markets Account , Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P
500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account,
Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account,
Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Account, and U.S. LargeCap Buffer July Account
series of the Fund, (known as the “Funds”), are presented herein. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account,
Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account,
and Principal LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth
Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to three classes of shares: Class 1, Class 2, and Class 3.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
Effective June 29, 2022, the initial purchase of $1,020,000 of Class 2 shares of U.S. LargeCap Buffer July Account was made by Principal
Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“Manager”).
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Funds, and SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of June 30,
2022:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Diversified International Account
Japanese Yen 16.7%
Euro 16.5
British Pound Sterling 13.9
Canadian Dollar 9.4
Swiss Franc 6.0
Global Emerging Markets Account
Hong Kong Dollar 29.2%
Indian Rupee 13.1
New Taiwan Dollar 10.3
South Korean Won 10.0
Brazilian Real 6.3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the
Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund, Principal Funds, Inc. and other investment companies (collectively, "Underlying Funds") in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2022, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund and any accrued foreign tax liability are shown on the statements of assets and liabilities. At June 30, 2022, Diversified International Account had a foreign tax refund receivable of $1,000 and an accrued foreign tax liability of $65,000 and Global Emerging Markets Account had a foreign tax refund receivable of $8,000 and an accrued foreign tax liability of $250,000.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022- 03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions , which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Effective April 18, 2022, interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Prior to April 18, 2022, the bank loan rate equaled the higher of ( i ) the Federal Funds
Rate or (ii) the One Month LIBOR (or such successor if no longer available) rate plus the applicable margin of 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of June 30, 2022.
During the period ended June 30, 2022, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2022, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Account $ — 0.86%
Bond Market Index Account 200 1.04
Core Plus Bond Account 49 0.99
Diversified Balanced Volatility Control Account 57 1.02
Diversified Growth Volatility Control Account 489 0.91
Diversified International Account 10 1.00
Equity Income Account 48 1.25
Global Emerging Markets Account 8 0.84
Government & High Quality Bond Account 10 0.84
LargeCap Growth Account I 19 1.11
LargeCap S&P 500 Index Account 343 0.75
LargeCap S&P 500 Managed Volatility Index Account 56 0.87
MidCap Account 1 0.81
Principal Capital Appreciation Account 5 0.84
Real Estate Securities Account 13 1.00
Short-Term Income Account 29 0.78
SmallCap Account 25 1.85
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Account $ 5 0.91%
Diversified Growth Volatility Control Account 2 0.71
Diversified International Account 5 0.71
LargeCap S&P 500 Index Account 252 1.00
MidCap Account 29 0.80
Short-Term Income Account — 1.36
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Effective April 18, 2022, interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus 1.00%. Prior to April 18, 2022, interest was charged at an annual rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.25%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the period ended June 30, 2022, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, the Funds may invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.
If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant Master Netting Agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2022 , none of the Funds had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
SmallCap Account $ 3 0.71%
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
MidCap Account $ 2 1.38%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended June 30,
2022, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of June 30, 2022, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account. As of June 30, 2022, none of the Funds had deposits from counterparty.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal
LifeTime Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable
Options
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Account $ — $ — $ 1 $ 8 $ 9
Diversified Balanced Volatility Control Account — 525 — — 525
Diversified Growth Volatility Control Account — 8,033 — — 8,033
Government & High Quality Bond Account — 283 — 13 296
LargeCap Growth Account I — 221 — — 221
LargeCap S&P 500 Managed Volatility Index Account 1,132 — — — 1,132
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account,
and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue.
Exchange-traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction.
FLexible EXchange (“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are
European-style options, which can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call)
or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option.
There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.
The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments typically are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2022, the Funds had no unfunded commitments in connection with PIPEs.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the
Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2022 , the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
None of the Funds entered into short sales transactions during the year ended December 31, 2021.
Swap Agreements. Certain of the Funds may enter into in swap agreements during the period . Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account,
Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified
Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.principalfunds.com.
As of June 30, 2022, series of the Fund owned the following percentages, in aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.88%
Equity Income Account 22.03
Government & High Quality Bond Account 43.28
LargeCap S&P 500 Index Account 80.21
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 6.27
Asset Derivatives June 30, 2022 Liability Derivatives June 30, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 698
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 69
*
Payables, Total distributable earnings (accumulated loss)
$ 18
*
Total
$ 767
*
$ 18
*
Diversified Balanced Volatility Control Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 36
*
Diversified Growth Volatility Control Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,384
*
Payables, Total distributable earnings (accumulated loss)
$ —
Government & High Quality Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 113
*
Payables, Total distributable earnings (accumulated loss)
$ 272
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Asset Derivatives June 30, 2022 Liability Derivatives June 30, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap Growth Account I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 174
*
LargeCap S&P 500 Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,721
*
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,041
Payables, Total distributable earnings (accumulated loss)
$ 952
*
U.S. LargeCap Buffer July Account
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,657
Payables, Total distributable earnings (accumulated loss)
$ 956
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit Contracts
Swap agreements
$ 439 $ 704
Interest Rate Contracts
Futures contracts
$ (1,226) $ 31
Total $ (787) $ 735
Diversified Balanced Volatility Control Account
Equity Contracts
Futures contracts
$ (209) $ (36)
Diversified Growth Volatility Control Account
Equity Contracts
Futures contracts
$ (1,314) $ 3,384
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts
$ (974) $ (204)
LargeCap Growth Account I
Equity Contracts
Futures contracts
$ (585) $ (238)
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts
$ (7,057) $ (5,519)
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions*
$ 68 $ 635
Futures contracts
$ (392) $ (368)
Options and swaptions
$ 635 $ (557)
Total $ 311 $ (290)
U.S. LargeCap Buffer July Account
Equity Contracts
Investment transactions*
$ — $ (24)
Options and swaptions
$ — $ 13
Total $ — $ (11)
*Investment transactions includes purchased options and/or purchased swaptions .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
June 30, 2022 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 13,135
Interest Rate Contracts Futures - Long 10,655
Futures - Short 8,181
Diversified Balanced Volatility Control Account
Equity Contracts Futures - Short 9,474
Diversified Growth Volatility Control Account
Equity Contracts Futures - Short 144,948
Government & High Quality Bond Account
Interest Rate Contracts Futures - Long 16,275
Futures - Short 10,877
LargeCap Growth Account I
Equity Contracts Futures - Long 3,416
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 67,607
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts Futures - Long 3,876
Purchased Options 26
Written Options 26
Short-Term Income Account
Interest Rate Contracts Futures - Short 1,828
U.S. LargeCap Buffer July Account
Equity Contracts Purchased Options 39
Written Options 46
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 8,192 $ — $ — $ 8,192
Investment Companies 88 — — 88
Total investments in securities $ 8,280 $ — $ — $ 8,280
Bond Market Index Account
Bonds* — 723,333 — 723,333
Investment Companies 148,847 — — 148,847
Municipal Bonds* — 14,095 — 14,095
U.S. Government & Government Agency Obligations* — 1,632,582 — 1,632,582
Total investments in securities $ 148,847 $ 2,370,010 $ — $ 2,518,857
Core Plus Bond Account
Bonds* — 111,372 7 111,379
Common Stocks
Energy — 21 — 21
Investment Companies 10,609 — — 10,609
Senior Floating Rate Interests* — 2,812 — 2,812
U.S. Government & Government Agency Obligations* — 95,851 — 95,851
Total investments in securities $ 10,609 $ 210,056 $ 7 $ 220,672
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 698 — 698
Interest Rate Contracts
Futures** 69 — — 69
Derivative Liabilities
Interest Rate Contracts
Futures** (18) — — (18)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Balanced Account
Investment Companies $ 796,446 $ — $ — $ 796,446
Total investments in securities $ 796,446 $ — $ — $ 796,446
Diversified Balanced Managed Volatility Account
Investment Companies 150,771 — — 150,771
Total investments in securities $ 150,771 $ — $ — $ 150,771
Diversified Balanced Volatility Control Account
Investment Companies 201,667 — — 201,667
Total investments in securities $ 201,667 $ — $ — $ 201,667
Derivative Liabilities
Equity Contracts
Futures** (36) — — (36)
Diversified Growth Account
Investment Companies 3,158,129 — — 3,158,129
Total investments in securities $ 3,158,129 $ — $ — $ 3,158,129
Diversified Growth Managed Volatility Account
Investment Companies 308,371 — — 308,371
Total investments in securities $ 308,371 $ — $ — $ 308,371
Diversified Growth Volatility Control Account
Investment Companies 1,128,314 — — 1,128,314
Total investments in securities $ 1,128,314 $ — $ — $ 1,128,314
Derivative Assets
Equity Contracts
Futures** 3,384 — — 3,384
Diversified Income Account
Investment Companies 265,124 — — 265,124
Total investments in securities $ 265,124 $ — $ — $ 265,124
Diversified International Account
Common Stocks
Basic Materials 3,554 8,998 — 12,552
Communications 524 4,229 — 4,753
Consumer, Cyclical 7,346 29,230 — 36,576
Consumer, Non-cyclical 2,670 43,925 — 46,595
Energy 3,980 11,538 — 15,518
Financial 12,367 38,573 — 50,939
Industrial 5,177 22,057 — 27,234
Technology 1,254 27,153 — 28,407
Utilities — 3,282 — 3,282
Investment Companies 9,934 — — 9,934
Total investments in securities $ 46,806 $ 188,985 $ — $ 235,791
Equity Income Account
Common Stocks* 606,891 — — 606,891
Investment Companies 14,978 — — 14,978
Total investments in securities $ 621,869 $ — $ — $ 621,869
Global Emerging Markets Account
Common Stocks
Basic Materials 1,185 2,568 — 3,753
Communications 1,589 10,083 — 11,672
Consumer, Cyclical 1,240 7,268 — 8,508
Consumer, Non-cyclical 1,627 6,270 — 7,897
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account (continued)
Common Stocks (continued)
Energy $ 1,070 $ 4,038 $ — $ 5,108
Financial 1,619 10,888 — 12,507
Industrial 282 5,014 — 5,296
Technology 1,034 11,036 — 12,070
Utilities — 812 — 812
Investment Companies 3,103 — — 3,103
Preferred Stocks
Financial — 13 — 13
Total investments in securities $ 12,749 $ 57,990 $ — $ 70,739
Government & High Quality Bond Account
Bonds* — 34,087 — 34,087
Investment Companies 5,593 — — 5,593
U.S. Government & Government Agency Obligations* — 207,076 — 207,076
Total investments in securities $ 5,593 $ 241,163 $ — $ 246,756
Derivative Assets
Interest Rate Contracts
Futures** 113 — — 113
Derivative Liabilities
Interest Rate Contracts
Futures** (272) — — (272)
LargeCap Growth Account I
Common Stocks
Basic Materials 5,465 — — 5,465
Communications 87,185 — — 87,185
Consumer, Cyclical 36,017 — — 36,017
Consumer, Non-cyclical 114,266 — — 114,266
Energy 1,019 — — 1,019
Financial 26,897 — — 26,897
Industrial 21,295 — — 21,295
Technology 161,436 — 140 161,576
Utilities 31 — — 31
Convertible Preferred Stocks
Basic Materials — — 154 154
Consumer, Cyclical — — 228 228
Technology — — 628 628
Investment Companies 18,515 — — 18,515
Total investments in securities $ 472,126 $ — $ 1,150 $ 473,276
Derivative Liabilities
Equity Contracts
Futures** (174) — — (174)
LargeCap S&P 500 Index Account
Common Stocks* 2,517,774 — — 2,517,774
Investment Companies 71,359 — — 71,359
Total investments in securities $ 2,589,133 $ — $ — $ 2,589,133
Derivative Liabilities
Equity Contracts
Futures** (2,721) — — (2,721)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 177,385 — — 177,385
Investment Companies 12,865 — — 12,865
Purchased Options 1,041 — — 1,041
Total investments in securities $ 191,291 $ — $ — $ 191,291
Derivative Liabilities
Equity Contracts
Futures** (151) — — (151)
Written Options (801) — — (801)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account
Common Stocks* $ 541,029 $ — $ — $ 541,029
Investment Companies 1,146 — — 1,146
Total investments in securities $ 542,175 $ — $ — $ 542,175
Principal Capital Appreciation Account
Common Stocks
Basic Materials 3,277 — — 3,277
Communications 17,263 — — 17,263
Consumer, Cyclical 13,986 — — 13,986
Consumer, Non-cyclical 29,031 — — 29,031
Energy 9,059 — — 9,059
Financial 25,537 — — 25,537
Industrial 9,060 830 — 9,890
Technology 30,522 — — 30,522
Utilities 6,557 — — 6,557
Investment Companies 4,786 — — 4,786
Total investments in securities $ 149,078 $ 830 $ — $ 149,908
Principal LifeTime 2010 Account
Investment Companies 34,704 — — 34,704
Total investments in securities $ 34,704 $ — $ — $ 34,704
Principal LifeTime 2020 Account
Investment Companies 158,674 — — 158,674
Total investments in securities $ 158,674 $ — $ — $ 158,674
Principal LifeTime 2030 Account
Investment Companies 222,942 — — 222,942
Total investments in securities $ 222,942 $ — $ — $ 222,942
Principal LifeTime 2040 Account
Investment Companies 112,197 — — 112,197
Total investments in securities $ 112,197 $ — $ — $ 112,197
Principal LifeTime 2050 Account
Investment Companies 53,349 — — 53,349
Total investments in securities $ 53,349 $ — $ — $ 53,349
Principal LifeTime 2060 Account
Investment Companies 14,740 — — 14,740
Total investments in securities $ 14,740 $ — $ — $ 14,740
Principal LifeTime Strategic Income Account
Investment Companies 25,569 — — 25,569
Total investments in securities $ 25,569 $ — $ — $ 25,569
Real Estate Securities Account
Common Stocks* 143,406 — — 143,406
Investment Companies 2,645 — — 2,645
Total investments in securities $ 146,051 $ — $ — $ 146,051
SAM Balanced Portfolio
Investment Companies 588,421 — — 588,421
Total investments in securities $ 588,421 $ — $ — $ 588,421
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Balanced Portfolio
Investment Companies $ 171,953 $ — $ — $ 171,953
Total investments in securities $ 171,953 $ — $ — $ 171,953
SAM Conservative Growth Portfolio
Investment Companies 347,545 — — 347,545
Total investments in securities $ 347,545 $ — $ — $ 347,545
SAM Flexible Income Portfolio
Investment Companies 158,460 — — 158,460
Total investments in securities $ 158,460 $ — $ — $ 158,460
SAM Strategic Growth Portfolio
Investment Companies 336,510 — — 336,510
Total investments in securities $ 336,510 $ — $ — $ 336,510
Short-Term Income Account
Bonds* — 120,703 — 120,703
Investment Companies 7,734 — — 7,734
U.S. Government & Government Agency Obligations* — 17,536 — 17,536
Total investments in securities $ 7,734 $ 138,239 $ — $ 145,973
SmallCap Account
Common Stocks* 162,741 — — 162,741
Investment Companies 7,976 — — 7,976
Total investments in securities $ 170,717 $ — $ — $ 170,717
U.S. LargeCap Buffer July Account
Investment Companies 12,385 — — 12,385
Purchased Options — 2,657 — 2,657
Total investments in securities $ 12,385 $ 2,657 $ — $ 15,042
Derivative Liabilities
Equity Contracts
Written Options — (956) — (956)
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Period from June 29, 2022 (date operations commenced) to June 30, 2022.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .50
Short-Term Income Account .45 .39
Net Assets of Fund (in billions)
First $3 Over $3
LargeCap S&P 500 Index Account .24% .23%
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .45
U.S. LargeCap Buffer July Account .69
Period from January 1, 2022 through June 30, 2022
Expiration
LargeCap Growth Account I .016% April 30, 2023
Period from January 1, 2022 through June 30, 2022
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2023
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2023
Global Emerging Markets Account 1.20% N/A N/A April 30, 2023
LargeCap Growth Account I .69 N/A N/A April 30, 2023
Principal LifeTime 2060 Account .10 N/A N/A April 30, 2022
U.S. LargeCap Buffer July Account N/A .95* N/A April 30, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder
Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2022, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), PFSI (an affiliate of the Manager) and/or one or more separate accounts sponsored by
Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
6. Investment Transactions
For the period ended June 30, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 741
Bond Market Index Account 2,777 N/A N/A
Core Plus Bond Account 19,150 N/A N/A
Diversified Balanced Account 2,224 49,481 1
Diversified Balanced Managed Volatility Account N/A 12,252 1
Diversified Balanced Volatility Control Account N/A 17,596 1
Diversified Growth Account N/A 174,553 1
Diversified Growth Managed Volatility Account N/A 23,455 1
Diversified Growth Volatility Control Account N/A 94,267 1
Diversified Income Account N/A 20,207 —
Diversified International Account 15,485 N/A N/A
Equity Income Account 10,840 449 —
Global Emerging Markets Account 4,521 N/A N/A
Government & High Quality Bond Account 12,673 N/A N/A
LargeCap Growth Account I 12,799 N/A N/A
LargeCap S&P 500 Index Account 23,147 1,924 N/A
MidCap Account 8,527 220 N/A
Principal Capital Appreciation Account 3,098 319 N/A
Principal LifeTime 2010 Account 2,978 N/A N/A
Principal LifeTime 2020 Account 12,231 N/A N/A
Principal LifeTime 2030 Account 17,312 N/A N/A
Principal LifeTime 2040 Account 7,007 N/A N/A
Principal LifeTime 2050 Account 3,444 N/A N/A
Principal LifeTime 2060 Account 991 N/A N/A
Principal LifeTime Strategic Income Account 2,330 N/A N/A
Real Estate Securities Account 6,874 471 N/A
SAM Balanced Portfolio 28,290 2,380 N/A
SAM Conservative Balanced Portfolio 11,955 1,358 N/A
SAM Conservative Growth Portfolio 8,373 1,199 N/A
SAM Flexible Income Portfolio 9,936 2,566 N/A
SAM Strategic Growth Portfolio 7,507 799 N/A
Short-Term Income Account 56,136 N/A N/A
SmallCap Account 10,146 282 N/A
U.S. LargeCap Buffer July Account N/A 1,437 N/A
Purchases Sales
Blue Chip Account $ 5,319 $ 6,898
Bond Market Index Account 939,172 1,044,445
Core Plus Bond Account 115,829 110,596
Diversified Balanced Account 53,320 115,636
Diversified Balanced Managed Volatility Account 12,490 19,345
Diversified Balanced Volatility Control Account 64,433 88,032
Diversified Growth Account 203,884 381,688
Diversified Growth Managed Volatility Account 20,238 40,641
Diversified Growth Volatility Control Account 398,914 480,856
Diversified Income Account 27,774 46,298
Diversified International Account 69,114 70,709
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

For the period ended June 30, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2022 and December
31, 2021 were as follows (amounts in thousands):
Purchases Sales
Equity Income Account 60,346 84,727
Global Emerging Markets Account 16,489 19,022
Government & High Quality Bond Account 259,269 239,606
LargeCap Growth Account I 99,728 113,021
LargeCap S&P 500 Index Account 163,370 123,713
LargeCap S&P 500 Managed Volatility Index Account 8,465 9,054
MidCap Account 40,622 50,889
Principal Capital Appreciation Account 50,426 59,606
Principal LifeTime 2010 Account 9,464 6,744
Principal LifeTime 2020 Account 23,045 30,866
Principal LifeTime 2030 Account 36,842 28,690
Principal LifeTime 2040 Account 20,574 15,361
Principal LifeTime 2050 Account 12,427 12,981
Principal LifeTime 2060 Account 3,855 2,632
Principal LifeTime Strategic Income Account 5,960 6,395
Real Estate Securities Account 12,613 14,018
SAM Balanced Portfolio 104,909 122,353
SAM Conservative Balanced Portfolio 37,189 35,743
SAM Conservative Growth Portfolio 73,360 70,604
SAM Flexible Income Portfolio 23,979 31,382
SAM Strategic Growth Portfolio 51,471 53,718
Short-Term Income Account 28,055 30,703
SmallCap Account 18,310 21,729
U.S. LargeCap Buffer July Account 11,365 —
Purchases Sales
Bond Market Index Account $ 558,012 $ 618,160
Core Plus Bond Account 42,575 33,443
Government & High Quality Bond Account 126,314 115,968
Short-Term Income Account 30,573 14,857
Ordinary Income
Long-Term Capital
Gain*
2022 2021 2022 2021
Blue Chip Account $ — $ 88 $ — $ 2
Bond Market Index Account — 60,596 — 4,501
Core Plus Bond Account — 12,218 — 12
Diversified Balanced Account — 28,150 — 43,719
Diversified Balanced Managed Volatility Account — 4,631 — 2,573
Diversified Balanced Volatility Control Account — 5,290 — 795
Diversified Growth Account — 96,364 — 154,365
Diversified Growth Managed Volatility Account — 8,754 — 6,515
Diversified Growth Volatility Control Account — 24,199 — 6,827
Diversified Income Account — 8,098 — 5,446
Diversified International Account — 3,880 — 1,423
Equity Income Account — 14,234 — 413
Global Emerging Markets Account — 421 — 1,430
Government & High Quality Bond Account — 4,266 — —
LargeCap Growth Account I — 8,155 — 70,755
LargeCap S&P 500 Index Account — 49,598 — 243,479
LargeCap S&P 500 Managed Volatility Index Account — 7,341 — 19,494
MidCap Account — 832 — 44,094
Principal Capital Appreciation Account — 1,798 — 6,617
Principal LifeTime 2010 Account — 1,193 — 1,413
Principal LifeTime 2020 Account — 4,268 — 10,092
Principal LifeTime 2030 Account — 5,514 — 6,649
Principal LifeTime 2040 Account — 2,447 — 3,207
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2022 2021 2022 2021
Principal LifeTime 2050 Account — 1,109 — 1,580
Principal LifeTime 2060 Account — 288 — 238
Principal LifeTime Strategic Income Account — 887 — 968
Real Estate Securities Account — 2,299 — 10,480
SAM Balanced Portfolio — 11,456 — 15,016
SAM Conservative Balanced Portfolio — 3,678 — 2,577
SAM Conservative Growth Portfolio — 4,710 — 8,342
SAM Flexible Income Portfolio — 4,511 — 2,801
SAM Strategic Growth Portfolio — 3,534 — 8,786
Short-Term Income Account — 2,921 — 11
SmallCap Account — 4,950 — 2,532
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ 13 $ — $ 1,482 $ — $ 1,495
Bond Market Index Account 53,034 2,289 — 64,710 — 120,033
Core Plus Bond Account 6,361 2,263 — 2,923 (17) 11,530
Diversified Balanced Account 20,652 71,156 — 308,480 — 400,288
Diversified Balanced Managed Volatility Account 4,379 11,499 — 36,309 — 52,187
Diversified Balanced Volatility Control Account 11,935 4,212 — 18,479 (66) 34,560
Diversified Growth Account 82,168 276,352 — 1,377,274 — 1,735,794
Diversified Growth Managed Volatility Account 9,754 25,974 — 92,897 — 128,625
Diversified Growth Volatility Control Account 67,129 33,791 — 136,691 (620) 236,991
Diversified Income Account 7,315 12,539 — 59,465 — 79,319
Diversified International Account 6,556 23,295 — 78,151 — 108,002
Equity Income Account 30,295 60,326 — 408,803 — 499,424
Global Emerging Markets Account 2,586 5,557 — 18,564 — 26,707
Government & High Quality Bond Account 2,203 — (9,519) (650) (28) (7,994)
LargeCap Growth Account I 6,216 53,721 — 310,723 — 370,660
LargeCap S&P 500 Index Account 41,627 282,767 — 1,671,962 — 1,996,356
LargeCap S&P 500 Managed Volatility Index Account 2,090 19,413 — 115,120 (14,131) 122,492
MidCap Account 1,712 62,845 — 358,054 — 422,611
Principal Capital Appreciation Account 5,175 15,516 — 108,754 — 129,445
Principal LifeTime 2010 Account 1,060 1,397 — 3,027 — 5,484
Principal LifeTime 2020 Account 6,677 10,079 — 25,994 — 42,750
Principal LifeTime 2030 Account 8,528 14,279 — 41,686 — 64,493
Principal LifeTime 2040 Account 4,193 8,107 — 23,351 — 35,651
Principal LifeTime 2050 Account 2,200 4,610 — 11,964 — 18,774
Principal LifeTime 2060 Account 522 1,122 — 2,493 — 4,137
Principal LifeTime Strategic Income Account 926 1,091 — 1,940 — 3,957
Real Estate Securities Account 3,318 9,215 — 64,445 — 76,978
SAM Balanced Portfolio 21,416 74,884 — 167,018 — 263,318
SAM Conservative Balanced Portfolio 5,815 14,870 — 30,702 — 51,387
SAM Conservative Growth Portfolio 12,087 35,690 — 115,758 — 163,535
SAM Flexible Income Portfolio 6,577 10,410 — 14,811 — 31,798
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2021, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2021 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December
31, 2021, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of June 30, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
SAM Strategic Growth Portfolio 9,750 36,153 — 106,390 — 152,293
Short-Term Income Account 1,611 199 — 40 (6) 1,844
SmallCap Account 6,011 26,211 — 58,471 — 90,693
Short-Term Long-Term Total
Government & High Quality Bond Account $ 1,577 $ 7,942 $ 9,519
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Balanced Account $ (9,050) $ 9,050
Diversified Growth Account (26,814) 26,814
Diversified Growth Managed Volatility Account (2,440) 2,440
Diversified International Account (2,080) 2,080
Equity Income Account (14,243) 14,243
LargeCap Growth Account I (8,456) 8,456
LargeCap S&P 500 Index Account (55,728) 55,728
LargeCap S&P 500 Managed Volatility Index Account (2,169) 2,169
MidCap Account (6,171) 6,171
Principal Capital Appreciation Account (1,946) 1,946
Real Estate Securities Account (1,763) 1,763
SAM Balanced Portfolio (5,413) 5,413
SAM Conservative Growth Portfolio (2,230) 2,230
SAM Strategic Growth Portfolio (1,343) 1,343
SmallCap Account (2,932) 2,932
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 50 $ (1,976) $ (1,926) $ 10,206
Bond Market Index Account 1,102 (223,840) (222,738) 2,741,595
Core Plus Bond Account 1,184 (22,031) (20,847) 242,268
Diversified Balanced Account 181,999 (26,131) 155,868 640,578
Diversified Balanced Managed Volatility Account 17,119 (7,140) 9,979 140,792
Diversified Balanced Volatility Control Account 4,938 (13,844) (8,906) 210,537
Diversified Growth Account 836,511 (104,229) 732,282 2,425,847
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Diversified Growth Managed Volatility Account $ 44,841 $ (11,871) $ 32,970 $ 275,401
Diversified Growth Volatility Control Account 42,566 (68,072) (25,506) 1,157,204
Diversified Income Account 31,064 (15,945) 15,119 250,005
Diversified International Account 30,123 (22,439) 7,684 228,107
Equity Income Account 280,717 (14,614) 266,103 355,766
Global Emerging Markets Account 10,508 (9,211) 1,297 69,442
Government & High Quality Bond Account 979 (15,633) (14,654) 261,251
LargeCap Growth Account I 131,483 (64,431) 67,052 406,050
LargeCap S&P 500 Index Account 1,081,961 (127,820) 954,141 1,632,271
LargeCap S&P 500 Managed Volatility Index Account 74,705 (9,232) 65,473 124,866
MidCap Account 184,280 (38,150) 146,130 396,045
Principal Capital Appreciation Account 65,439 (5,688) 59,751 90,157
Principal LifeTime 2010 Account 1,830 (4,003) (2,173) 36,877
Principal LifeTime 2020 Account 14,786 (18,136) (3,350) 162,024
Principal LifeTime 2030 Account 17,809 (23,808) (5,999) 228,941
Principal LifeTime 2040 Account 8,748 (12,580) (3,832) 116,029
Principal LifeTime 2050 Account 4,614 (7,221) (2,607) 55,956
Principal LifeTime 2060 Account 702 (1,973) (1,271) 16,011
Principal LifeTime Strategic Income Account 1,254 (3,337) (2,083) 27,652
Real Estate Securities Account 31,681 (9,449) 22,232 123,819
SAM Balanced Portfolio 85,545 (56,951) 28,594 559,827
SAM Conservative Balanced Portfolio 15,572 (17,800) (2,228) 174,181
SAM Conservative Growth Portfolio 60,160 (34,941) 25,219 322,326
SAM Flexible Income Portfolio 5,902 (18,050) (12,148) 170,608
SAM Strategic Growth Portfolio 46,334 (28,909) 17,425 319,085
Short-Term Income Account 134 (6,030) (5,896) 151,869
SmallCap Account 38,917 (29,562) 9,355 161,362
U.S. LargeCap Buffer July Account 16 (28) (12) 14,098
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .22 % Shares Held Value (000's)
Money Market Funds - 1 .22%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
87,979 $ 88
TOTAL INVESTMENT COMPANIES $ 88
COMMON STOCKS - 113 .72 % Shares Held Value (000's)
Aerospace & Defense - 5 .86%
TransDigm Group Inc
(c)
787 $ 422
Chemicals - 2 .30%
Linde PLC 353 102
Sherwin-Williams Co/The 288 64
$ 166
Commercial Services - 9 .04%
CoStar Group Inc
(c)
3,215 194
Moody's Corp 954 259
PayPal Holdings Inc
(c)
567 40
S&P Global Inc 469 158
$ 651
Distribution & Wholesale - 1 .42%
Copart Inc
(c)
939 102
Diversified Financial Services - 13 .15%
Brookfield Asset Management Reinsurance
Partners Ltd
(c)
52 2
Charles Schwab Corp/The 1,897 120
Mastercard Inc 1,300 410
Visa Inc 2,107 415
$ 947
Healthcare - Products - 5 .80%
Danaher Corp 1,294 328
IDEXX Laboratories Inc
(c)
114 40
Intuitive Surgical Inc
(c)
249 50
$ 418
Insurance - 3 .34%
Progressive Corp/The 2,074 241
Internet - 20 .42%
Alphabet Inc - A Shares
(c)
45 98
Alphabet Inc - C Shares
(c)
208 455
Amazon.com Inc
(c)
5,500 584
Meta Platforms Inc
(c)
1,309 211
Netflix Inc
(c)
703 123
$ 1,471
Lodging - 1 .98%
Hilton Worldwide Holdings Inc 1,281 143
Media - 1 .60%
Charter Communications Inc
(c)
118 55
Liberty Broadband Corp - C Shares
(c)
517 60
$ 115
Pharmaceuticals - 2 .28%
Zoetis Inc 952 164
Private Equity - 7 .41%
Brookfield Asset Management Inc 9,308 414
KKR & Co Inc 2,586 120
$ 534
REITs - 6 .51%
American Tower Corp 1,700 434
SBA Communications Corp 109 35
$ 469
Retail - 3 .90%
CarMax Inc
(c)
921 83
Costco Wholesale Corp 182 87
O'Reilly Automotive Inc
(c)
175 111
$ 281
Semiconductors - 0 .50%
NVIDIA Corp 236 36
Software - 24 .81%
Adobe Inc
(c)
1,074 393
Intuit Inc 703 271
Microsoft Corp 3,210 825
Roper Technologies Inc 469 185
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Salesforce Inc
(c)
666 $ 110
Snowflake Inc - Class A
(c)
21 3
$ 1,787
Transportation - 3 .40%
Union Pacific Corp 1,147 245
TOTAL COMMON STOCKS $ 8,192
Total Investments $ 8,280
Other Assets and Liabilities -  (14.94)% (1,076)
TOTAL NET ASSETS - 100.00% $ 7,204
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 30 .41%
Technology 25 .31%
Communications 22 .02%
Consumer, Non-cyclical 17 .12%
Industrial 9 .26%
Consumer, Cyclical 7 .30%
Basic Materials 2 .30%
Money Market Funds 1 .22%
Other Assets and Liabilities
( 14 .94 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 30 $ 3,854 $ 3,796 $ 88
$ 30 $ 3,854 $ 3,796 $ 88
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .22 % Shares Held Value (000's)
Money Market Funds - 6 .22%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
2,443,184 $ 2,443
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b),(c)
146,403,763 146,404
$ 148,847
TOTAL INVESTMENT COMPANIES $ 148,847
BONDS - 30 .26%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 155
5.40%, 10/01/2048 300 292
Omnicom Group Inc
2.45%, 04/30/2030 160 135
2.60%, 08/01/2031 295 248
$ 830
Aerospace & Defense - 0 .48%
Boeing Co/The
1.43%, 02/04/2024 810 774
2.75%, 02/01/2026 175 163
2.95%, 02/01/2030 170 141
3.25%, 02/01/2028 650 581
3.25%, 02/01/2035 170 129
3.63%, 02/01/2031 175 151
3.75%, 02/01/2050 235 166
3.95%, 08/01/2059 315 212
4.88%, 05/01/2025 620 618
5.04%, 05/01/2027 310 306
5.15%, 05/01/2030 310 298
5.71%, 05/01/2040 310 289
5.81%, 05/01/2050 505 464
5.88%, 02/15/2040 154 144
General Dynamics Corp
1.15%, 06/01/2026 195 177
2.25%, 06/01/2031 195 170
3.25%, 04/01/2025 80 79
3.50%, 04/01/2027 160 157
3.75%, 05/15/2028 300 294
4.25%, 04/01/2040 160 153
L3Harris Technologies Inc
1.80%, 01/15/2031 90 72
2.90%, 12/15/2029 60 53
3.83%, 04/27/2025 500 496
Lockheed Martin Corp
1.85%, 06/15/2030 55 47
3.55%, 01/15/2026 120 120
3.80%, 03/01/2045 375 331
3.90%, 06/15/2032 100 99
4.07%, 12/15/2042 47 44
4.09%, 09/15/2052 389 362
4.15%, 06/15/2053 100 93
4.70%, 05/15/2046 25 25
Northrop Grumman Corp
3.20%, 02/01/2027 500 480
3.85%, 04/15/2045 500 421
4.03%, 10/15/2047 300 266
Raytheon Technologies Corp
1.90%, 09/01/2031 170 139
2.25%, 07/01/2030 160 138
2.38%, 03/15/2032 195 165
2.82%, 09/01/2051 175 125
3.03%, 03/15/2052 195 145
3.50%, 03/15/2027 550 537
3.75%, 11/01/2046 30 25
4.05%, 05/04/2047 300 266
4.13%, 11/16/2028 435 429
4.15%, 05/15/2045 40 36
4.35%, 04/15/2047 40 37
4.50%, 06/01/2042 375 358
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.63%, 11/16/2048 $ 210 $ 205
4.88%, 10/15/2040 154 150
Teledyne Technologies Inc
0.95%, 04/01/2024 190 180
2.25%, 04/01/2028 190 165
$ 11,475
Agriculture - 0 .31%
Altria Group Inc
2.35%, 05/06/2025 160 151
2.45%, 02/04/2032 190 143
3.40%, 05/06/2030 325 276
3.70%, 02/04/2051 190 121
3.88%, 09/16/2046 60 40
4.00%, 02/04/2061 190 124
4.80%, 02/14/2029 63 60
5.80%, 02/14/2039 380 345
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 814
2.70%, 09/15/2051 195 142
2.90%, 03/01/2032 390 352
BAT Capital Corp
2.26%, 03/25/2028 170 142
2.73%, 03/25/2031 170 135
2.79%, 09/06/2024 245 237
3.46%, 09/06/2029 245 210
3.56%, 08/15/2027 800 732
3.98%, 09/25/2050 170 117
4.54%, 08/15/2047 325 238
BAT International Finance PLC
1.67%, 03/25/2026 170 150
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 161
Philip Morris International Inc
0.88%, 05/01/2026 175 155
1.75%, 11/01/2030 175 136
2.75%, 02/25/2026 310 297
3.25%, 11/10/2024 30 30
3.38%, 08/11/2025 375 369
4.13%, 03/04/2043 300 242
4.25%, 11/10/2044 30 24
4.38%, 11/15/2041 61 51
4.50%, 03/20/2042 400 346
4.88%, 11/15/2043 35 31
Reynolds American Inc
4.45%, 06/12/2025 250 249
4.85%, 09/15/2023 350 354
5.70%, 08/15/2035 25 24
5.85%, 08/15/2045 415 348
$ 7,346
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 152 134
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 282 246
Southwest Airlines Co
5.25%, 05/04/2025 480 489
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 127 121
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 73 62
$ 1,052

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 $ 160 $ 156
2.75%, 03/27/2027 160 154
3.25%, 03/27/2040 160 137
3.38%, 11/01/2046 350 299
3.63%, 05/01/2043 200 176
$ 922
Automobile Manufacturers - 0 .47%
American Honda Finance Corp
0.55%, 07/12/2024 190 178
0.65%, 09/08/2023 170 165
1.20%, 07/08/2025 165 152
1.30%, 09/09/2026 195 176
2.15%, 09/10/2024 445 430
2.25%, 01/12/2029 200 176
Daimler Finance North America LLC
8.50%, 01/18/2031 127 161
General Motors Co
4.88%, 10/02/2023 675 681
5.00%, 10/01/2028 400 388
5.00%, 04/01/2035 200 178
5.40%, 04/01/2048 360 313
6.75%, 04/01/2046 25 25
General Motors Financial Co Inc
1.05%, 03/08/2024 190 180
1.20%, 10/15/2024 175 163
1.25%, 01/08/2026 190 167
1.50%, 06/10/2026 190 166
1.70%, 08/18/2023 330 322
2.35%, 02/26/2027 730 643
2.35%, 01/08/2031 190 147
2.40%, 04/10/2028 190 161
2.40%, 10/15/2028 175 145
2.70%, 06/10/2031 190 150
3.80%, 04/07/2025 200 195
4.30%, 07/13/2025 325 320
4.35%, 01/17/2027 305 293
5.10%, 01/17/2024 500 505
Honda Motor Co Ltd
2.53%, 03/10/2027 390 365
PACCAR Financial Corp
0.35%, 08/11/2023 165 160
0.35%, 02/02/2024 190 181
1.80%, 02/06/2025 170 162
Toyota Motor Corp
1.34%, 03/25/2026 385 351
3.67%, 07/20/2028 200 196
Toyota Motor Credit Corp
0.45%, 01/11/2024 190 182
0.50%, 08/14/2023 165 160
0.50%, 06/18/2024 190 179
0.80%, 10/16/2025 210 191
1.15%, 08/13/2027 165 144
1.35%, 08/25/2023 155 152
1.65%, 01/10/2031 190 154
1.80%, 02/13/2025 160 153
1.90%, 01/13/2027 200 184
1.90%, 09/12/2031 195 160
2.00%, 10/07/2024 165 159
2.25%, 10/18/2023 350 345
3.35%, 01/08/2024 400 400
3.45%, 09/20/2023 400 401
4.45%, 06/29/2029 155 157
$ 11,116
Automobile Parts & Equipment - 0 .03%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
BorgWarner Inc
3.38%, 03/15/2025 $ 500 $ 489
$ 638
Banks - 5 .66%
Banco Santander SA
1.85%, 03/25/2026 400 359
2.75%, 05/28/2025 200 189
2.75%, 12/03/2030 400 318
3.22%, 11/22/2032
(d)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 177
Bank of America Corp
0.81%, 10/24/2024
(d)
340 324
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(d)
380 357
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(d)
170 157
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(d)
320 291
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(d)
365 327
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(d)
380 338
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(d)
750 599
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(d)
340 272
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(d)
190 163
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(d)
380 307
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(d)
310 295
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(d)
385 299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(d)
320 270
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(d)
390 355
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(d)
355 293
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(d)
570 479
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(d)
670 482
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(d)
880 603
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(d)
390 332
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(d)
380 270
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(d)
335 300
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 38
3.31%, 04/22/2042
(d)
380 298
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(d)
195 189
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(d)
1,041 969
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(d)
190 149
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 336

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.59%, 07/21/2028
(d)
$ 500 $ 472
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(d)
400 384
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(d)
300 299
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 30
3.95%, 04/21/2025 480 473
3.97%, 02/07/2030
(d)
1,000 945
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 505
4.18%, 11/25/2027 560 544
4.20%, 08/26/2024 625 626
4.27%, 07/23/2029
(d)
360 346
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(d)
310 278
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(d)
470 463
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(d)
30 27
3 Month USD LIBOR + 1.99%
4.57%, 04/27/2033
(d)
590 574
Secured Overnight Financing Rate + 1.83%
5.00%, 01/21/2044 25 25
5.88%, 02/07/2042 228 246
7.75%, 05/14/2038 250 308
Bank of America NA
6.00%, 10/15/2036 250 273
Bank of Montreal
0.45%, 12/08/2023 320 307
0.95%, 01/22/2027
(d)
190 169
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 142
3.09%, 01/10/2037
(d)
400 327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 400 399
3.70%, 06/07/2025 175 173
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 145
0.50%, 04/26/2024 170 161
0.75%, 01/28/2026 185 167
1.60%, 04/24/2025 140 132
1.65%, 07/14/2028 150 130
2.05%, 01/26/2027
(e)
200 184
2.10%, 10/24/2024 375 363
2.50%, 01/26/2032 200 171
3.35%, 04/25/2025 195 193
3.99%, 06/13/2028
(d)
175 173
Secured Overnight Financing Rate + 1.15%
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 164
1.05%, 03/02/2026 190 170
1.30%, 06/11/2025 160 148
1.30%, 09/15/2026 195 173
1.45%, 01/10/2025 175 166
2.15%, 08/01/2031 190 155
2.70%, 08/03/2026 170 160
3.40%, 02/11/2024 400 398
4.50%, 12/16/2025 500 499
Barclays PLC
1.01%, 12/10/2024
(d)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.28%, 11/24/2027
(d)
420 372
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
2.65%, 06/24/2031
(d)
$ 320 $ 265
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(d)
200 161
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(d)
200 165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(d)
200 152
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 984
4.38%, 01/12/2026 200 198
4.97%, 05/16/2029
(d)
210 206
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 747
BPCE SA
4.00%, 04/15/2024 250 250
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 177
1.25%, 06/22/2026 190 169
3.30%, 04/07/2025 375 368
3.50%, 09/13/2023 500 500
Citigroup Inc
0.78%, 10/30/2024
(d)
655 624
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(d)
485 454
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(d)
185 163
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(d)
145 135
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(d)
370 327
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(d)
185 173
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(d)
175 142
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(d)
520 428
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(d)
320 269
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(d)
315 267
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(d)
195 141
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(d)
155 135
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(d)
185 157
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 733
3.67%, 07/24/2028
(d)
1,200 1,133
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 502
3.79%, 03/17/2033
(d)
395 356
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(d)
400 385
3 Month USD LIBOR + 1.56%
4.07%, 04/23/2029
(d)
240 228
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(d)
330 293
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 517
4.40%, 06/10/2025 780 779

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.45%, 09/29/2027 $ 20 $ 20
4.60%, 03/09/2026 60 60
4.65%, 07/30/2045 222 203
4.66%, 05/24/2028
(d)
365 362
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(d)
230 227
Secured Overnight Financing Rate + 2.09%
5.30%, 05/06/2044 25 24
5.50%, 09/13/2025 325 334
5.88%, 01/30/2042 328 348
6.63%, 06/15/2032 112 122
6.68%, 09/13/2043 30 34
8.13%, 07/15/2039 132 172
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 540
5.25%, 08/04/2045 250 246
5.75%, 12/01/2043 250 261
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 238
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 287
0.52%, 08/09/2023 250 241
1.25%, 08/07/2026 250 219
3.63%, 09/09/2024 400 393
Credit Suisse Group AG
3.75%, 03/26/2025 250 242
4.88%, 05/15/2045 250 213
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 141
1.69%, 03/19/2026 500 448
2.13%, 11/24/2026
(d)
200 178
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(d)
170 164
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(d)
290 251
Secured Overnight Financing Rate + 1.32%
3.04%, 05/28/2032
(d)
175 138
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 500 491
Discover Bank
2.45%, 09/12/2024 320 308
2.70%, 02/06/2030 250 209
Fifth Third Bancorp
2.38%, 01/28/2025 85 81
4.06%, 04/25/2028
(d)
150 146
Secured Overnight Financing Rate + 1.36%
4.30%, 01/16/2024 30 30
Fifth Third Bank NA
3.85%, 03/15/2026 700 687
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(d)
385 368
Secured Overnight Financing Rate + 0.51%
0.86%, 02/12/2026
(d)
155 141
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(d)
385 368
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(d)
315 281
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(d)
385 341
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(d)
190 167
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(d)
400 354
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(d)
475 375
Secured Overnight Financing Rate + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.38%, 07/21/2032
(d)
$ 285 $ 230
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 1,240 1,058
2.62%, 04/22/2032
(d)
380 315
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(d)
300 272
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(d)
195 161
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(d)
385 281
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(d)
380 325
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(d)
190 145
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(d)
385 302
Secured Overnight Financing Rate + 1.63%
3.63%, 02/20/2024 1,000 997
3.81%, 04/23/2029
(d)
1,050 990
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 58
4.02%, 10/31/2038
(d)
750 655
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(d)
415 399
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 680 675
4.41%, 04/23/2039
(d)
180 163
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 24
5.15%, 05/22/2045 310 294
6.75%, 10/01/2037 530 587
HSBC Holdings PLC
0.98%, 05/24/2025
(d)
400 373
Secured Overnight Financing Rate + 0.71%
1.16%, 11/22/2024
(d)
400 382
Secured Overnight Financing Rate + 0.58%
1.59%, 05/24/2027
(d)
400 351
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(d)
250 229
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(d)
335 287
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(d)
320 296
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(d)
200 162
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(d)
230 219
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(d)
200 164
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(d)
200 169
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(d)
400 327
Secured Overnight Financing Rate + 1.41%
3.90%, 05/25/2026 395 386
3.97%, 05/22/2030
(d)
400 367
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(d)
500 475
3 Month USD LIBOR + 1.55%
4.18%, 12/09/2025
(d)
340 335
Secured Overnight Financing Rate + 1.51%
4.25%, 03/14/2024 500 498
4.29%, 09/12/2026
(d)
500 489
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(d)
365 352
3 Month USD LIBOR + 1.53%

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.76%, 06/09/2028
(d)
$ 200 $ 194
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 198
5.25%, 03/14/2044 300 277
6.10%, 01/14/2042 174 191
6.50%, 05/02/2036 420 447
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 94
Huntington National Bank/The
3.55%, 10/06/2023 400 399
ING Groep NV
1.73%, 04/01/2027
(d)
200 179
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(d)
200 166
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 396
JPMorgan Chase & Co
0.56%, 02/16/2025
(d)
190 179
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(d)
570 546
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
0.77%, 08/09/2025
(d)
385 357
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(d)
730 682
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(d)
385 360
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(d)
380 336
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(d)
360 320
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(d)
155 136
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(d)
380 338
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(d)
360 285
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(d)
380 304
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(d)
160 150
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(d)
295 254
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(d)
460 430
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(d)
265 236
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(d)
280 267
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(d)
380 324
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(d)
180 129
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(d)
390 324
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(d)
380 320
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(d)
260 227
Secured Overnight Financing Rate + 1.51%
2.96%, 05/13/2031
(d)
725 626
Secured Overnight Financing Rate + 2.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2041
(d)
$ 380 $ 295
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(d)
730 535
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 485
3.33%, 04/22/2052
(d)
380 289
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(d)
400 374
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 24
3.80%, 07/23/2024
(d)
270 269
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 520 523
3.88%, 09/10/2024 500 499
3.88%, 07/24/2038
(d)
500 441
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(d)
400 339
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(d)
270 259
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(d)
30 26
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(d)
300 289
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(d)
585 575
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(d)
535 525
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(d)
390 383
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 20 19
4.95%, 06/01/2045 55 52
5.40%, 01/06/2042 102 104
5.60%, 07/15/2041 154 161
5.63%, 08/16/2043 375 389
6.40%, 05/15/2038 200 226
KeyCorp
2.25%, 04/06/2027 410 369
2.55%, 10/01/2029 310 269
3.88%, 05/23/2025
(d)
160 159
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 400 378
0.80%, 04/27/2026 350 317
1.75%, 02/18/2025 500 478
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 240
0.00%, 06/29/2037
(f)
200 119
0.25%, 10/19/2023 340 328
0.25%, 03/08/2024 575 549
0.38%, 07/18/2025 1,130 1,040
0.50%, 09/20/2024 575 544
0.63%, 01/22/2026 790 725
1.00%, 10/01/2026 290 266
1.25%, 01/31/2025 800 764
2.00%, 05/02/2025 380 368
2.50%, 11/20/2024 300 296
2.88%, 04/03/2028
(e)
275 271
3.00%, 05/20/2027 370 368
3.13%, 06/10/2025 270 269
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 156
0.88%, 09/03/2030 330 276
2.00%, 01/13/2025 300 292
2.38%, 06/10/2025 1,200 1,176

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/2028
(d)
$ 430 $ 402
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 497
4.05%, 08/16/2023 400 401
4.45%, 05/08/2025 400 400
4.65%, 03/24/2026 500 490
5.30%, 12/01/2045 200 185
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(d)
400 373
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 184
1.54%, 07/20/2027
(d)
400 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(d)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 204
2.19%, 02/25/2025 200 190
2.56%, 02/25/2030 200 171
2.76%, 09/13/2026 200 187
2.80%, 07/18/2024 650 633
3.20%, 07/18/2029 200 180
3.75%, 07/18/2039 550 477
3.76%, 07/26/2023 300 300
3.85%, 03/01/2026 350 343
4.08%, 04/19/2028
(d)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(d)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Mizuho Financial Group Inc
1.24%, 07/10/2024
(d)
200 194
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(d)
200 162
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d)
200 187
3 Month USD LIBOR + 0.83%
2.26%, 07/09/2032
(d)
200 160
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.84%, 07/16/2025
(d)
1,000 968
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(d)
400 355
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.79%, 01/22/2025
(d)
380 359
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(d)
385 358
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(d)
95 88
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(d)
280 248
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(d)
165 153
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(d)
380 333
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(d)
270 240
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(d)
1,360 1,070
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(d)
105 83
Secured Overnight Financing Rate + 1.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.19%, 04/28/2026
(d)
$ 475 $ 445
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(d)
380 308
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(d)
120 109
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(d)
265 204
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(d)
180 149
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(d)
250 241
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(d)
240 167
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(d)
280 240
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 1,330 1,269
3.22%, 04/22/2042
(d)
190 150
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(d)
30 28
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(d)
390 385
Secured Overnight Financing Rate + 1.16%
3.63%, 01/20/2027 530 513
3.70%, 10/23/2024 25 25
3.77%, 01/24/2029
(d)
360 342
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 30
3.95%, 04/23/2027 50 48
3.97%, 07/22/2038
(d)
15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 30
4.21%, 04/20/2028
(d)
390 381
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 44
4.35%, 09/08/2026 30 30
4.38%, 01/22/2047 30 27
5.00%, 11/24/2025 525 533
5.60%, 03/24/2051
(d)
500 539
Secured Overnight Financing Rate + 4.84%
6.38%, 07/24/2042 620 710
NatWest Group PLC
1.64%, 06/14/2027
(d)
265 232
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.88%, 09/12/2023 200 199
4.80%, 04/05/2026 500 498
4.89%, 05/18/2029
(d)
400 388
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(d)
400 392
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 502
4.00%, 05/10/2027 130 131
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 311
2.88%, 05/23/2025 180 179
PNC Bank NA
2.70%, 10/22/2029 250 218
3.80%, 07/25/2023 350 351
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 126
2.31%, 04/23/2032
(d)
150 125
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 139
2.60%, 07/23/2026 490 464

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(continued)
3.45%, 04/23/2029 $ 300 $ 280
4.63%, 06/06/2033
(d)
105 101
Secured Overnight Financing Rate + 1.85%
Royal Bank of Canada
0.43%, 01/19/2024 380 364
0.50%, 10/26/2023 170 164
1.15%, 07/14/2026 190 170
1.20%, 04/27/2026 175 157
1.60%, 01/21/2025 700 663
2.25%, 11/01/2024
(e)
310 299
2.55%, 07/16/2024 125 122
3.63%, 05/04/2027 115 111
3.88%, 05/04/2032 225 215
Santander Holdings USA Inc
2.49%, 01/06/2028
(d)
270 238
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 772
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(d)
200 187
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(d)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(d)
200 175
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(d)
200 177
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(d)
145 133
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 114
2.35%, 11/01/2025
(d)
250 240
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 140
2.65%, 05/19/2026 60 57
3.55%, 08/18/2025 225 224
3.70%, 11/20/2023 10 10
4.42%, 05/13/2033
(d)
365 360
Secured Overnight Financing Rate + 1.61%
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 190
1.47%, 07/08/2025 300 276
1.90%, 09/17/2028 400 339
2.13%, 07/08/2030 530 436
2.14%, 09/23/2030 170 136
2.30%, 01/12/2041 200 136
2.35%, 01/15/2025 200 191
2.70%, 07/16/2024 420 408
2.75%, 01/15/2030 200 174
2.93%, 09/17/2041 195 142
3.04%, 07/16/2029 200 178
3.36%, 07/12/2027 450 427
3.45%, 01/11/2027 140 134
3.78%, 03/09/2026 500 490
Toronto-Dominion Bank/The
0.70%, 09/10/2024 195 183
1.15%, 06/12/2025 330 304
1.20%, 06/03/2026 190 170
1.95%, 01/12/2027 400 362
2.00%, 09/10/2031 195 158
2.35%, 03/08/2024 195 191
3.20%, 03/10/2032 195 174
3.77%, 06/06/2025 70 70
4.11%, 06/08/2027 70 69
4.46%, 06/08/2032 175 173
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank
1.50%, 03/10/2025 $ 250 $ 236
3.63%, 09/16/2025 250 245
Truist Financial Corp
1.13%, 08/03/2027 215 184
1.20%, 08/05/2025 365 335
1.27%, 03/02/2027
(d)
60 54
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(d)
175 150
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(e)
290 241
2.50%, 08/01/2024 350 342
4.12%, 06/06/2028
(d)
135 133
Secured Overnight Financing Rate + 1.37%
US Bancorp
1.38%, 07/22/2030 415 331
2.22%, 01/27/2028
(d)
155 142
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 185
2.49%, 11/03/2036
(d)
175 143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 864
3.15%, 04/27/2027 25 24
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 288
Wells Fargo & Co
0.81%, 05/19/2025
(d)
110 103
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(d)
645 606
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(d)
525 491
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(d)
475 425
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(d)
970 923
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 476
3.00%, 10/23/2026 530 500
3.07%, 04/30/2041
(d)
480 372
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(d)
465 413
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(d)
500 474
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(d)
390 384
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 590
4.40%, 06/14/2046 385 335
4.48%, 04/04/2031
(d)
245 240
Secured Overnight Financing Rate + 4.03%
4.61%, 04/25/2053
(d)
390 361
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 297
4.90%, 11/17/2045 520 482
5.01%, 04/04/2051
(d)
325 319
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 20
5.61%, 01/15/2044 45 45
Wells Fargo Bank NA
5.95%, 08/26/2036 750 805
6.60%, 01/15/2038 250 289
Westpac Banking Corp
1.15%, 06/03/2026 190 170
1.95%, 11/20/2028 200 175
2.15%, 06/03/2031 190 159
2.35%, 02/19/2025 155 150
2.65%, 01/16/2030 155 138

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp   (continued)
2.89%, 02/04/2030
(d)
$ 160 $ 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 58
3.02%, 11/18/2036
(d)
150 121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 147
3.74%, 08/26/2025 110 110
4.04%, 08/26/2027 110 109
4.11%, 07/24/2034
(d)
165 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 148
$ 135,253
Beverages - 0 .65%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 812
4.70%, 02/01/2036 1,030 987
4.90%, 02/01/2046 890 836
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 22
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 276
3.75%, 07/15/2042 100 81
4.35%, 06/01/2040 295 264
4.50%, 06/01/2050 720 647
4.75%, 01/23/2029 560 570
4.90%, 01/23/2031 750 769
5.45%, 01/23/2039 500 508
5.80%, 01/23/2059 595 619
8.20%, 01/15/2039 51 66
Coca-Cola Co/The
1.00%, 03/15/2028
(e)
340 294
1.38%, 03/15/2031 340 277
1.45%, 06/01/2027 1,060 959
1.50%, 03/05/2028 190 169
1.65%, 06/01/2030 260 220
1.75%, 09/06/2024 190 186
2.13%, 09/06/2029 165 147
2.25%, 01/05/2032 195 170
2.50%, 06/01/2040 260 203
2.50%, 03/15/2051 170 123
2.60%, 06/01/2050 260 194
2.88%, 05/05/2041 195 160
3.00%, 03/05/2051 285 230
3.38%, 03/25/2027 160 159
Constellation Brands Inc
2.25%, 08/01/2031 170 138
3.15%, 08/01/2029 630 567
3.60%, 05/09/2024 80 80
4.35%, 05/09/2027 160 159
Diageo Capital PLC
2.13%, 10/24/2024 200 193
2.13%, 04/29/2032 200 167
2.38%, 10/24/2029 200 177
5.88%, 09/30/2036 139 156
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 125
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 156
3.13%, 12/15/2023 500 500
3.35%, 03/15/2051 190 141
3.95%, 04/15/2029 110 105
4.05%, 04/15/2032 110 103
4.50%, 04/15/2052 110 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Molson Coors Beverage Co
3.00%, 07/15/2026 $ 530 $ 498
5.00%, 05/01/2042 50 46
PepsiCo Inc
0.40%, 10/07/2023 125 121
1.40%, 02/25/2031 165 135
1.63%, 05/01/2030 95 81
1.95%, 10/21/2031 165 140
2.38%, 10/06/2026 670 642
2.63%, 07/29/2029 170 157
2.63%, 10/21/2041 160 126
2.75%, 10/21/2051 160 123
2.85%, 02/24/2026 500 491
2.88%, 10/15/2049 160 127
$ 15,499
Biotechnology - 0 .29%
Amgen Inc
1.65%, 08/15/2028 180 154
1.90%, 02/21/2025 160 153
2.00%, 01/15/2032 180 147
2.20%, 02/21/2027 1,090 1,001
2.45%, 02/21/2030 160 140
2.60%, 08/19/2026 500 473
3.00%, 02/22/2029 200 185
3.00%, 01/15/2052 180 128
3.15%, 02/21/2040 860 680
3.38%, 02/21/2050 160 122
4.20%, 02/22/2052 200 175
4.40%, 05/01/2045 40 36
4.66%, 06/15/2051 300 281
Baxalta Inc
4.00%, 06/23/2025 50 50
5.25%, 06/23/2045 130 130
Biogen Inc
2.25%, 05/01/2030 115 94
5.20%, 09/15/2045 540 513
Gilead Sciences Inc
1.65%, 10/01/2030 165 135
2.60%, 10/01/2040 85 62
2.80%, 10/01/2050 165 115
2.95%, 03/01/2027 530 502
4.00%, 09/01/2036 300 280
4.60%, 09/01/2035 500 495
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 132
Royalty Pharma PLC
0.75%, 09/02/2023 160 154
1.75%, 09/02/2027 310 264
2.20%, 09/02/2030 160 129
3.30%, 09/02/2040 160 118
$ 6,848
Building Materials - 0 .14%
Carrier Global Corp
2.24%, 02/15/2025 23 22
2.49%, 02/15/2027 36 33
2.72%, 02/15/2030 320 276
3.38%, 04/05/2040 300 235
3.58%, 04/05/2050 160 121
Johnson Controls International plc
4.50%, 02/15/2047 500 437
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 306
Martin Marietta Materials Inc
0.65%, 07/15/2023 190 184
2.50%, 03/15/2030 500 422
3.20%, 07/15/2051 190 135

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Masco Corp
1.50%, 02/15/2028 $ 190 $ 159
4.50%, 05/15/2047 525 446
Owens Corning
4.40%, 01/30/2048 300 248
Vulcan Materials Co
3.50%, 06/01/2030 295 268
$ 3,292
Chemicals - 0 .33%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 596
2.80%, 05/15/2050 155 117
Albemarle Corp
5.45%, 12/01/2044 150 147
Dow Chemical Co/The
2.10%, 11/15/2030 165 136
3.60%, 11/15/2050 165 126
4.38%, 11/15/2042 230 203
4.80%, 05/15/2049 300 273
5.25%, 11/15/2041 280 274
9.40%, 05/15/2039 30 43
DuPont de Nemours Inc
4.73%, 11/15/2028 475 476
5.32%, 11/15/2038 500 495
5.42%, 11/15/2048 245 243
Eastman Chemical Co
4.80%, 09/01/2042 100 89
Ecolab Inc
1.30%, 01/30/2031 85 68
1.65%, 02/01/2027 350 320
2.13%, 08/15/2050
(e)
85 54
2.75%, 08/18/2055 307 214
4.80%, 03/24/2030 160 166
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 174
Linde Inc/CT
1.10%, 08/10/2030 165 132
LYB International Finance III LLC
1.25%, 10/01/2025 84 76
2.25%, 10/01/2030 165 136
3.63%, 04/01/2051 165 122
4.20%, 10/15/2049 125 101
LyondellBasell Industries NV
4.63%, 02/26/2055 20 17
5.75%, 04/15/2024 130 133
Mosaic Co/The
4.25%, 11/15/2023 496 499
Nutrien Ltd
4.20%, 04/01/2029 600 583
4.90%, 06/01/2043 200 192
PPG Industries Inc
1.20%, 03/15/2026 190 171
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 129
2.30%, 05/15/2030 160 135
2.95%, 08/15/2029 450 403
3.30%, 05/15/2050 160 118
3.80%, 08/15/2049 175 140
Westlake Corp
3.13%, 08/15/2051 190 132
3.60%, 08/15/2026 350 341
$ 7,774
Commercial Mortgage Backed Securities - 1 .46%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,797
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,255
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 $ 1,000 $ 980
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(g)
500 498
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 977
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 974
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 985
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 742 733
Fannie Mae-Aces
2.50%, 10/25/2026
(g)
819 783
2.53%, 09/25/2024 779 762
2.79%, 06/25/2025
(g)
1,554 1,525
2.88%, 02/25/2027
(g)
829 808
2.96%, 02/25/2027
(g)
963 939
3.09%, 12/25/2027
(g)
806 783
3.48%, 07/25/2028
(g)
2,025 2,013
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,022
3.06%, 07/25/2023
(g)
750 749
3.06%, 12/25/2024 500 495
3.31%, 05/25/2023
(g)
810 809
3.32%, 02/25/2023
(g)
957 956
3.41%, 12/25/2026 1,500 1,495
3.53%, 10/25/2023
(g)
1,050 1,051
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 358 357
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 308 306
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 975
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,021 1,993
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(g)
1,500 1,472
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 992
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 915 890
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,385
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 952
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 497
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 40 40
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,515 1,476
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 170 169
$ 34,893
Commercial Services - 0 .25%
American University/The
3.67%, 04/01/2049 125 107

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Automatic Data Processing Inc
1.70%, 05/15/2028 $ 195 $ 175
3.38%, 09/15/2025 500 500
California Institute of Technology
4.32%, 08/01/2045 80 80
Global Payments Inc
1.20%, 03/01/2026 370 326
1.50%, 11/15/2024 195 183
2.65%, 02/15/2025 170 162
3.20%, 08/15/2029 170 149
4.15%, 08/15/2049 85 67
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 267
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 209
4.68%, 07/01/2114 250 250
Moody's Corp
2.55%, 08/18/2060 515 321
5.25%, 07/15/2044 500 501
PayPal Holdings Inc
1.65%, 06/01/2025 160 151
2.30%, 06/01/2030 160 137
2.40%, 10/01/2024 160 156
2.85%, 10/01/2029 160 145
3.90%, 06/01/2027
(e)
185 184
4.40%, 06/01/2032 185 183
S&P Global Inc
1.25%, 08/15/2030
(e)
165 131
2.45%, 03/01/2027
(h)
295 276
2.50%, 12/01/2029 120 106
3.25%, 12/01/2049 120 94
3.70%, 03/01/2052
(h)
295 252
University of Southern California
5.25%, 10/01/2111 30 31
Verisk Analytics Inc
4.00%, 06/15/2025 500 496
William Marsh Rice University
3.57%, 05/15/2045 500 443
$ 6,082
Computers - 0 .64%
Apple Inc
0.55%, 08/20/2025 525 481
0.70%, 02/08/2026 350 319
1.13%, 05/11/2025 550 516
1.20%, 02/08/2028 345 302
1.25%, 08/20/2030 525 431
1.40%, 08/05/2028 190 166
1.65%, 05/11/2030 160 136
1.65%, 02/08/2031 175 147
1.70%, 08/05/2031
(e)
385 323
2.20%, 09/11/2029 165 149
2.38%, 02/08/2041 175 134
2.40%, 08/20/2050 525 368
2.65%, 05/11/2050 160 118
2.65%, 02/08/2051 175 129
2.70%, 08/05/2051 285 213
2.80%, 02/08/2061 175 126
2.90%, 09/12/2027 655 632
2.95%, 09/11/2049 165 130
3.20%, 05/13/2025 445 445
3.20%, 05/11/2027 320 315
3.35%, 02/09/2027 535 532
3.45%, 02/09/2045 30 26
3.75%, 09/12/2047 115 104
3.75%, 11/13/2047 150 135
3.85%, 05/04/2043 300 276
4.65%, 02/23/2046 1,235 1,271
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(h)
$ 200 $ 143
3.45%, 12/15/2051
(h)
400 271
6.02%, 06/15/2026 1,000 1,038
8.10%, 07/15/2036 138 161
8.35%, 07/15/2046 83 103
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 446
4.45%, 10/02/2023 150 151
4.90%, 10/15/2025 300 304
6.20%, 10/15/2035 80 85
6.35%, 10/15/2045 195 196
HP Inc
1.45%, 06/17/2026 190 169
2.20%, 06/17/2025 240 227
3.00%, 06/17/2027 240 222
4.75%, 01/15/2028 175 173
6.00%, 09/15/2041 154 155
International Business Machines Corp
2.20%, 02/09/2027 100 93
3.30%, 05/15/2026 1,050 1,024
3.38%, 08/01/2023 335 336
3.50%, 05/15/2029 470 447
4.00%, 06/20/2042 35 30
4.15%, 05/15/2039 230 207
4.25%, 05/15/2049 340 300
4.70%, 02/19/2046 185 173
5.60%, 11/30/2039 92 97
5.88%, 11/29/2032 200 218
6.22%, 08/01/2027 351 383
NetApp Inc
2.38%, 06/22/2027 160 145
$ 15,221
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 287
3.95%, 08/01/2047 300 263
Clorox Co/The
1.80%, 05/15/2030 160 131
Kimberly-Clark Corp
2.75%, 02/15/2026 400 387
2.88%, 02/07/2050 160 121
$ 1,189
Cosmetics & Personal Care - 0 .18%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 143
2.00%, 12/01/2024 240 232
2.38%, 12/01/2029 240 214
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(h)
250 243
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027
(h)
475 455
3.63%, 03/24/2032
(h)
370 342
4.00%, 03/24/2052
(h)
250 214
Procter & Gamble Co/The
0.55%, 10/29/2025 240 221
1.20%, 10/29/2030 340 278
1.90%, 02/01/2027 115 108
2.30%, 02/01/2032 115 102
2.80%, 03/25/2027 660 638
3.10%, 08/15/2023 30 30
3.55%, 03/25/2040 160 145
Unilever Capital Corp
1.38%, 09/14/2030 170 138
2.13%, 09/06/2029 115 101
2.60%, 05/05/2024 510 503
5.90%, 11/15/2032 230 260
$ 4,367

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 $ 250 $ 239
Diversified Financial Services - 0 .99%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 380 362
1.65%, 10/29/2024 1,440 1,330
1.75%, 10/29/2024 380 351
1.75%, 01/30/2026 170 149
2.45%, 10/29/2026 225 196
2.88%, 08/14/2024 1,035 986
3.00%, 10/29/2028 245 206
3.30%, 01/30/2032 380 304
3.40%, 10/29/2033 275 217
3.88%, 01/23/2028 300 271
Air Lease Corp
1.88%, 08/15/2026 200 173
2.10%, 09/01/2028 385 309
2.30%, 02/01/2025 265 248
2.88%, 01/15/2026 385 353
2.88%, 01/15/2032 200 156
3.25%, 03/01/2025 500 477
3.25%, 10/01/2029 95 80
Ally Financial Inc
1.45%, 10/02/2023 185 179
2.20%, 11/02/2028 190 155
4.75%, 06/09/2027 160 154
8.00%, 11/01/2031 540 600
American Express Co
1.65%, 11/04/2026 1,350 1,225
2.25%, 03/04/2025 195 187
3.30%, 05/03/2027 30 29
3.38%, 05/03/2024 130 129
4.05%, 05/03/2029 75 74
4.05%, 12/03/2042 25 23
Ameriprise Financial Inc
4.00%, 10/15/2023 225 226
BlackRock Inc
2.10%, 02/25/2032 150 124
2.40%, 04/30/2030 125 109
3.50%, 03/18/2024 500 502
Brookfield Finance Inc
2.72%, 04/15/2031 190 161
3.50%, 03/30/2051 165 119
3.90%, 01/25/2028 400 382
Brookfield Finance LLC
3.45%, 04/15/2050 160 114
Capital One Financial Corp
1.88%, 11/02/2027
(d)
125 110
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(d)
190 145
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 415 403
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 956
4.20%, 10/29/2025 30 30
4.93%, 05/10/2028
(d)
255 253
Secured Overnight Financing Rate + 2.06%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 283
1.15%, 05/13/2026 195 176
1.65%, 03/11/2031 315 252
1.95%, 12/01/2031 195 158
2.00%, 03/20/2028 385 344
3.45%, 02/13/2026 250 247
CME Group Inc
3.00%, 03/15/2025 530 523
5.30%, 09/15/2043 200 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Suisse USA Inc
7.13%, 07/15/2032 $ 300 $ 336
Discover Financial Services
4.10%, 02/09/2027 500 479
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 97
2.10%, 06/15/2030 160 134
2.65%, 09/15/2040 165 121
3.00%, 09/15/2060 165 112
3.75%, 12/01/2025 50 49
4.00%, 09/15/2027 365 360
4.25%, 09/21/2048 150 134
4.60%, 03/15/2033 185 184
4.95%, 06/15/2052 185 183
Jefferies Group LLC
6.50%, 01/20/2043 200 198
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 165 127
4.15%, 01/23/2030 400 359
Mastercard Inc
2.00%, 03/03/2025 210 202
2.00%, 11/18/2031 170 143
2.95%, 11/21/2026 500 488
2.95%, 03/15/2051 190 147
3.35%, 03/26/2030 80 76
3.85%, 03/26/2050 560 513
Nasdaq Inc
2.50%, 12/21/2040 185 129
Nomura Holdings Inc
1.85%, 07/16/2025 330 302
2.33%, 01/22/2027 385 341
2.68%, 07/16/2030 330 270
ORIX Corp
3.70%, 07/18/2027 300 291
Synchrony Financial
4.25%, 08/15/2024 800 795
4.50%, 07/23/2025 20 19
Visa Inc
1.10%, 02/15/2031 165 132
1.90%, 04/15/2027 475 438
2.00%, 08/15/2050 165 109
2.05%, 04/15/2030 155 136
2.70%, 04/15/2040 155 125
3.15%, 12/14/2025 600 591
3.65%, 09/15/2047 85 76
4.15%, 12/14/2035 215 214
4.30%, 12/14/2045 375 370
Western Union Co/The
6.20%, 11/17/2036 200 203
$ 23,745
Electric - 1 .86%
AEP Texas Inc
2.10%, 07/01/2030 165 137
3.45%, 01/15/2050 55 43
3.45%, 05/15/2051 195 150
4.70%, 05/15/2032 65 65
5.25%, 05/15/2052 65 66
AEP Transmission Co LLC
2.75%, 08/15/2051 190 133
4.00%, 12/01/2046 400 353
4.50%, 06/15/2052 175 168
AES Corp/The
2.45%, 01/15/2031 180 145
Alabama Power Co
1.45%, 09/15/2030 160 130
3.13%, 07/15/2051 190 142
4.30%, 01/02/2046 400 364

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Corp
1.75%, 03/15/2028 $ 190 $ 164
Ameren Illinois Co
1.55%, 11/15/2030 180 146
3.25%, 03/15/2050 80 62
American Electric Power Co Inc
1.00%, 11/01/2025 45 40
2.30%, 03/01/2030 160 135
Appalachian Power Co
3.30%, 06/01/2027 200 192
7.00%, 04/01/2038 120 139
Arizona Public Service Co
2.60%, 08/15/2029 270 236
2.65%, 09/15/2050 170 109
4.50%, 04/01/2042 77 68
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 162
4.55%, 06/01/2052 60 58
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 109
2.85%, 05/15/2051 180 128
3.80%, 07/15/2048 300 251
4.50%, 02/01/2045 325 301
4.60%, 05/01/2053
(h)
195 187
5.15%, 11/15/2043 15 15
6.13%, 04/01/2036 156 172
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 154
4.25%, 02/01/2049 300 283
CenterPoint Energy Inc
1.45%, 06/01/2026 195 175
2.50%, 09/01/2024 90 87
2.95%, 03/01/2030 125 111
3.70%, 09/01/2049 90 72
CMS Energy Corp
3.45%, 08/15/2027 350 335
3.75%, 12/01/2050
(d)
180 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 121
3.13%, 03/15/2051 190 146
4.00%, 03/01/2049 300 269
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 162
2.05%, 07/01/2031 190 161
3.20%, 03/15/2027 165 160
4.00%, 04/01/2048 500 453
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 167
3.00%, 12/01/2060 180 123
3.13%, 11/15/2027 300 285
3.70%, 11/15/2059 80 63
3.88%, 06/15/2047 650 544
4.13%, 05/15/2049 300 264
4.20%, 03/15/2042 128 113
4.30%, 12/01/2056 230 201
5.85%, 03/15/2036 51 55
6.75%, 04/01/2038 125 146
Constellation Energy Generation LLC
6.25%, 10/01/2039 349 357
Consumers Energy Co
2.50%, 05/01/2060 160 104
3.10%, 08/15/2050 245 188
Delmarva Power & Light Co
4.15%, 05/15/2045 350 312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
1.45%, 04/15/2026 $ 190 $ 172
3.30%, 04/15/2041 190 149
3.38%, 04/01/2030 155 142
4.70%, 12/01/2044 300 277
4.90%, 08/01/2041 77 74
5.95%, 06/15/2035 400 425
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 81
DTE Electric Co
1.90%, 04/01/2028 435 388
2.25%, 03/01/2030 160 140
2.63%, 03/01/2031 155 138
3.95%, 03/01/2049 250 224
DTE Energy Co
1.05%, 06/01/2025 85 78
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 352
4.00%, 09/30/2042 100 89
5.30%, 02/15/2040 362 376
Duke Energy Corp
0.90%, 09/15/2025 170 154
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 147
3.50%, 06/15/2051 190 143
3.75%, 09/01/2046 400 315
Duke Energy Florida LLC
1.75%, 06/15/2030 160 133
2.50%, 12/01/2029 330 293
3.40%, 10/01/2046 300 236
5.65%, 04/01/2040 25 27
6.40%, 06/15/2038 66 77
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 113
6.12%, 10/15/2035 77 84
6.45%, 04/01/2039 300 340
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 135
Duke Energy Progress LLC
2.50%, 08/15/2050 165 113
4.15%, 12/01/2044 300 268
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 22
Entergy Arkansas LLC
2.65%, 06/15/2051 170 118
Entergy Corp
0.90%, 09/15/2025 580 522
1.90%, 06/15/2028 115 99
2.40%, 06/15/2031 190 155
Entergy Louisiana LLC
2.90%, 03/15/2051 90 65
3.10%, 06/15/2041 190 151
Entergy Texas Inc
1.75%, 03/15/2031 165 133
4.00%, 03/30/2029 300 293
4.50%, 03/30/2039 300 281
Evergy Inc
2.45%, 09/15/2024 165 159
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 442
Evergy Metro Inc
2.25%, 06/01/2030 160 138
Eversource Energy
0.80%, 08/15/2025 165 149
1.65%, 08/15/2030 165 131

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
3.35%, 03/15/2032
(h)
$ 195 $ 175
3.95%, 06/15/2025 25 25
4.45%, 04/15/2046 20 18
5.63%, 06/15/2035 300 316
Florida Power & Light Co
2.45%, 02/03/2032 200 174
2.88%, 12/04/2051 195 145
3.15%, 10/01/2049 90 71
3.70%, 12/01/2047 200 176
4.05%, 10/01/2044 350 322
5.69%, 03/01/2040 48 53
Georgia Power Co
2.20%, 09/15/2024 165 159
4.30%, 03/15/2042 228 198
4.70%, 05/15/2032 185 185
Gulf Power Co
3.30%, 05/30/2027 400 386
Hydro-Quebec
8.05%, 07/07/2024 102 111
Iberdrola International BV
6.75%, 07/15/2036 128 147
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
4.10%, 09/26/2028 300 296
Kentucky Utilities Co
3.30%, 06/01/2050 155 121
5.13%, 11/01/2040 250 250
MidAmerican Energy Co
3.15%, 04/15/2050 165 129
3.65%, 04/15/2029 300 291
4.25%, 07/15/2049 300 278
Mississippi Power Co
4.25%, 03/15/2042 100 87
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 148
1.00%, 06/15/2026 190 171
2.40%, 03/15/2030 105 92
3.05%, 04/25/2027 300 288
3.25%, 11/01/2025 500 488
Nevada Power Co
2.40%, 05/01/2030 200 174
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 170
2.25%, 06/01/2030 450 378
2.75%, 11/01/2029 115 102
4.20%, 06/20/2024
(e)
175 176
5.00%, 07/15/2032 175 179
5.65%, 05/01/2079
(d)
500 439
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 166
2.60%, 06/01/2051 160 113
2.90%, 03/01/2050 80 60
3.40%, 08/15/2042 100 84
5.35%, 11/01/2039 82 88
NorthWestern Corp
4.18%, 11/15/2044 300 261
NSTAR Electric Co
4.55%, 06/01/2052 185 180
Ohio Power Co
1.63%, 01/15/2031 150 121
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 149
2.75%, 06/01/2024 300 296
3.10%, 09/15/2049 430 333
4.15%, 06/01/2032
(h)
185 185
4.60%, 06/01/2052
(h)
185 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC   (continued)
5.25%, 09/30/2040 $ 51 $ 54
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,160 972
2.50%, 02/01/2031 320 245
3.30%, 08/01/2040 160 110
3.50%, 08/01/2050 1,160 775
4.20%, 06/01/2041 190 139
4.95%, 06/08/2025 455 446
5.90%, 06/15/2032 150 145
PacifiCorp
2.90%, 06/15/2052 190 139
6.25%, 10/15/2037 92 104
PECO Energy Co
2.80%, 06/15/2050 425 310
2.85%, 09/15/2051 175 128
4.60%, 05/15/2052 55 55
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 60
3.95%, 06/01/2047 300 267
Progress Energy Inc
7.75%, 03/01/2031 136 159
Public Service Co of Colorado
1.88%, 06/15/2031 155 130
2.70%, 01/15/2051 495 352
3.70%, 06/15/2028 300 295
4.50%, 06/01/2052 60 59
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 103
2.45%, 01/15/2030 160 142
3.00%, 05/15/2027 400 385
3.15%, 01/01/2050 160 124
3.65%, 09/01/2042 200 171
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 298
Puget Sound Energy Inc
2.89%, 09/15/2051 170 124
3.25%, 09/15/2049 60 46
5.80%, 03/15/2040 351 376
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 140
3.32%, 04/15/2050 155 121
3.70%, 03/15/2052 195 164
Sempra Energy
3.40%, 02/01/2028 300 283
3.80%, 02/01/2038 300 253
4.00%, 02/01/2048 400 333
6.00%, 10/15/2039 112 118
Southern California Edison Co
2.25%, 06/01/2030 160 134
2.85%, 08/01/2029 125 111
3.45%, 02/01/2052 200 149
3.65%, 02/01/2050 315 241
4.00%, 04/01/2047 585 475
4.70%, 06/01/2027 365 366
5.50%, 03/15/2040 102 100
5.95%, 02/01/2038 617 638
Southern Co/The
1.75%, 03/15/2028 190 162
3.25%, 07/01/2026 570 545
3.75%, 09/15/2051
(d)
435 370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(d)
170 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Power Co
0.90%, 01/15/2026 $ 40 $ 36
5.25%, 07/15/2043 200 190
Southwestern Electric Power Co
4.10%, 09/15/2028 400 386
6.20%, 03/15/2040 51 55
Tampa Electric Co
3.45%, 03/15/2051 185 146
4.35%, 05/15/2044 200 183
Tucson Electric Power Co
1.50%, 08/01/2030 455 363
3.25%, 05/01/2051 195 144
Union Electric Co
2.15%, 03/15/2032 190 158
2.63%, 03/15/2051 165 114
3.50%, 04/15/2024 500 499
Virginia Electric and Power Co
2.30%, 11/15/2031 195 165
2.45%, 12/15/2050 90 60
2.88%, 07/15/2029 90 82
2.95%, 11/15/2051 380 281
3.75%, 05/15/2027 115 114
4.20%, 05/15/2045 600 537
6.00%, 05/15/2037 77 85
8.88%, 11/15/2038 10 14
WEC Energy Group Inc
0.55%, 09/15/2023 170 164
1.38%, 10/15/2027 165 143
2.20%, 12/15/2028 200 175
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 63
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 142
Xcel Energy Inc
0.50%, 10/15/2023 85 82
1.75%, 03/15/2027 280 250
2.60%, 12/01/2029 115 100
4.60%, 06/01/2032 110 109
$ 44,478
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 550 486
2.20%, 12/21/2031 400 338
$ 824
Electronics - 0 .08%
Agilent Technologies Inc
2.10%, 06/04/2030 160 130
2.30%, 03/12/2031 195 159
Fortive Corp
3.15%, 06/15/2026 535 507
Honeywell International Inc
1.10%, 03/01/2027 190 169
1.35%, 06/01/2025 75 71
1.75%, 09/01/2031 190 157
1.95%, 06/01/2030 310 266
2.50%, 11/01/2026 50 48
2.70%, 08/15/2029 85 78
2.80%, 06/01/2050
(e)
160 123
Jabil Inc
1.70%, 04/15/2026 190 170
Tyco Electronics Group SA
7.13%, 10/01/2037 14 17
$ 1,895
Entertainment - 0 .13%
Magallanes Inc
3.43%, 03/15/2024
(h)
390 382
3.64%, 03/15/2025
(h)
395 383
3.76%, 03/15/2027
(h)
395 371
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Magallanes Inc   (continued)
4.05%, 03/15/2029
(h)
$ 390 $ 357
4.28%, 03/15/2032
(h)
590 527
5.05%, 03/15/2042
(h)
395 336
5.14%, 03/15/2052
(h)
295 248
5.39%, 03/15/2062
(h)
635 531
$ 3,135
Environmental Control - 0 .06%
Republic Services Inc
1.75%, 02/15/2032 90 71
2.30%, 03/01/2030 340 292
2.50%, 08/15/2024 215 208
Waste Connections Inc
2.20%, 01/15/2032 385 314
Waste Management Inc
0.75%, 11/15/2025 90 82
2.00%, 06/01/2029 195 170
2.50%, 11/15/2050 180 121
4.15%, 04/15/2032 95 93
$ 1,351
Federal & Federally Sponsored Credit - 0 .03%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 369
2.63%, 05/16/2024 365 363
$ 732
Finance - Mortgage Loan/Banker - 0 .90%
Fannie Mae
0.25%, 11/27/2023 1,480 1,426
0.50%, 06/17/2025 370 343
0.50%, 11/07/2025 360 330
0.75%, 10/08/2027 500 442
0.88%, 08/05/2030 680 563
2.13%, 04/24/2026 2,250 2,173
2.50%, 02/05/2024 500 496
2.63%, 09/06/2024 750 743
5.63%, 07/15/2037 200 244
6.63%, 11/15/2030 602 744
7.13%, 01/15/2030 199 250
7.25%, 05/15/2030 280 356
Federal Home Loan Banks
0.13%, 08/28/2023 230 223
0.38%, 09/04/2025 470 432
2.50%, 02/13/2024 1,000 993
2.75%, 06/28/2024 710 706
3.25%, 11/16/2028 2,000 2,007
5.50%, 07/15/2036 700 844
Freddie Mac
0.13%, 10/16/2023 345 333
0.25%, 08/24/2023 335 325
0.25%, 09/08/2023 505 489
0.25%, 11/06/2023 550 531
0.25%, 12/04/2023 1,970 1,895
0.38%, 09/23/2025 4,060 3,724
6.25%, 07/15/2032 231 287
6.75%, 03/15/2031 577 723
$ 21,622
Food - 0 .28%
Campbell Soup Co
3.95%, 03/15/2025 350 349
4.15%, 03/15/2028 160 157
Conagra Brands Inc
1.38%, 11/01/2027 125 104
4.85%, 11/01/2028 205 202
5.30%, 11/01/2038 120 113
5.40%, 11/01/2048 120 113
General Mills Inc
2.25%, 10/14/2031 170 139
4.00%, 04/17/2025 300 300

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Hershey Co/The
1.70%, 06/01/2030 $ 160 $ 135
3.38%, 08/15/2046 350 294
J M Smucker Co/The
2.13%, 03/15/2032 195 158
Kellogg Co
2.10%, 06/01/2030 160 133
2.65%, 12/01/2023 417 413
3.25%, 04/01/2026 500 486
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
Kroger Co/The
1.70%, 01/15/2031 190 152
3.70%, 08/01/2027 300 291
3.95%, 01/15/2050 175 148
4.45%, 02/01/2047 55 50
5.15%, 08/01/2043 300 294
5.40%, 07/15/2040 25 25
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 168
1.85%, 02/15/2031 190 151
Mondelez International Inc
1.50%, 02/04/2031 105 82
2.63%, 03/17/2027 195 182
2.63%, 09/04/2050 625 425
Sysco Corp
2.40%, 02/15/2030 135 115
2.45%, 12/14/2031 115 96
4.50%, 04/01/2046 300 267
4.85%, 10/01/2045 250 231
5.38%, 09/21/2035 500 514
Tyson Foods Inc
4.55%, 06/02/2047 520 475
$ 6,793
Forest Products & Paper - 0 .06%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 496
Georgia-Pacific LLC
7.75%, 11/15/2029 51 62
8.00%, 01/15/2024 228 242
International Paper Co
4.80%, 06/15/2044 223 209
7.30%, 11/15/2039 25 29
Suzano Austria GmbH
2.50%, 09/15/2028 90 73
5.00%, 01/15/2030 300 273
$ 1,384
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 165 132
3.38%, 09/15/2049 165 132
4.13%, 10/15/2044 400 354
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 134
4.40%, 07/01/2032 175 172
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 150
NiSource Inc
0.95%, 08/15/2025 330 296
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 137
5.00%, 06/15/2052 355 347
5.95%, 06/15/2041 402 416
Southern California Gas Co
2.55%, 02/01/2030 160 141
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 131
3.15%, 09/30/2051 195 138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Washington Gas Light Co
3.65%, 09/15/2049 $ 95 $ 79
$ 2,778
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 630
2.75%, 11/15/2050 175 120
$ 750
Healthcare - Products - 0 .26%
Abbott Laboratories
1.15%, 01/30/2028 250 218
1.40%, 06/30/2030 330 275
3.75%, 11/30/2026 266 267
4.75%, 11/30/2036 40 42
4.90%, 11/30/2046 500 524
5.30%, 05/27/2040 200 217
Baxter International Inc
0.87%, 12/01/2023 395 379
1.73%, 04/01/2031 175 139
1.92%, 02/01/2027 395 354
2.27%, 12/01/2028 195 171
Boston Scientific Corp
1.90%, 06/01/2025 160 151
2.65%, 06/01/2030 160 140
3.45%, 03/01/2024 263 263
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 63
Danaher Corp
2.60%, 10/01/2050 165 116
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 139
3.25%, 11/15/2039 155 129
Koninklijke Philips NV
5.00%, 03/15/2042 128 123
Medtronic Inc
4.38%, 03/15/2035 665 663
PerkinElmer Inc
0.85%, 09/15/2024 120 111
1.90%, 09/15/2028 155 129
Stryker Corp
3.50%, 03/15/2026 500 491
4.10%, 04/01/2043 200 173
4.63%, 03/15/2046 20 19
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 385 365
2.00%, 10/15/2031 190 159
2.60%, 10/01/2029 160 145
2.80%, 10/15/2041 250 196
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 135
$ 6,312
Healthcare - Services - 0 .56%
Aetna Inc
3.50%, 11/15/2024 300 296
4.13%, 11/15/2042 100 85
6.63%, 06/15/2036 105 118
6.75%, 12/15/2037 112 128
Ascension Health
3.95%, 11/15/2046 500 464
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 212
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 203
CommonSpirit Health
4.35%, 11/01/2042 200 181

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc
1.50%, 03/15/2026 $ 190 $ 174
2.88%, 09/15/2029 120 108
3.13%, 05/15/2050 600 453
3.60%, 03/15/2051 190 154
3.65%, 12/01/2027 300 292
4.10%, 05/15/2032 170 165
4.38%, 12/01/2047 300 276
4.63%, 05/15/2042 30 29
4.65%, 01/15/2043 115 110
HCA Inc
2.38%, 07/15/2031 190 148
3.38%, 03/15/2029
(h)
390 343
3.50%, 07/15/2051 190 130
4.38%, 03/15/2042
(h)
195 157
4.50%, 02/15/2027 800 769
5.25%, 06/15/2026 750 746
Humana Inc
1.35%, 02/03/2027 190 166
2.15%, 02/03/2032 190 154
3.13%, 08/15/2029 85 77
4.50%, 04/01/2025 160 161
4.95%, 10/01/2044 325 316
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 182
4.15%, 05/01/2047 470 439
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 296
2.95%, 12/01/2029 310 273
4.70%, 02/01/2045 115 102
Mass General Brigham Inc
3.19%, 07/01/2049 315 242
4.12%, 07/01/2055
(e)
300 276
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 185
4.20%, 07/01/2055 250 229
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 353
Quest Diagnostics Inc
2.95%, 06/30/2030 155 136
UnitedHealth Group Inc
0.55%, 05/15/2024 195 186
1.25%, 01/15/2026 160 148
2.00%, 05/15/2030 160 137
2.30%, 05/15/2031 195 169
2.38%, 08/15/2024 250 245
2.75%, 05/15/2040 160 125
2.88%, 08/15/2029 175 161
2.90%, 05/15/2050 160 120
3.05%, 05/15/2041 195 157
3.25%, 05/15/2051 120 94
3.45%, 01/15/2027 440 434
3.50%, 08/15/2039 200 174
3.70%, 05/15/2027 185 184
3.70%, 08/15/2049 350 299
4.20%, 05/15/2032 185 185
4.25%, 06/15/2048 165 154
4.45%, 12/15/2048 120 115
4.63%, 07/15/2035 30 30
4.75%, 07/15/2045 700 704
4.75%, 05/15/2052 185 185
6.50%, 06/15/2037 77 92
$ 13,426
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 164
1.40%, 10/15/2027 165 139
$ 303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0 .73%
Aflac Inc
1.13%, 03/15/2026 $ 195 $ 176
3.63%, 11/15/2024 230 230
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 493
Allstate Corp/The
0.75%, 12/15/2025 160 144
1.45%, 12/15/2030 160 127
3.28%, 12/15/2026 500 490
5.55%, 05/09/2035 200 216
American International Group Inc
4.80%, 07/10/2045 50 47
Aon Corp
2.80%, 05/15/2030 160 140
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 205
2.85%, 05/28/2027 195 183
2.90%, 08/23/2051 195 135
Arch Capital Finance LLC
5.03%, 12/15/2046 250 235
Arch Capital Group US Inc
5.14%, 11/01/2043 375 364
Athene Holding Ltd
4.13%, 01/12/2028 500 470
AXA SA
8.60%, 12/15/2030 38 45
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 134
1.85%, 03/12/2030 80 68
2.30%, 03/15/2027 195 184
2.50%, 01/15/2051 190 129
2.85%, 10/15/2050 125 90
2.88%, 03/15/2032 195 175
4.20%, 08/15/2048 285 260
4.25%, 01/15/2049 400 368
4.30%, 05/15/2043 300 278
5.75%, 01/15/2040 115 127
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 343
4.50%, 02/11/2043 25 24
Chubb Corp/The
6.50%, 05/15/2038 10 12
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 267
2.85%, 12/15/2051 100 73
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 24
6.70%, 05/15/2036 250 297
CNA Financial Corp
2.05%, 08/15/2030 165 133
Corebridge Financial Inc
3.50%, 04/04/2025
(h)
200 194
3.85%, 04/05/2029
(h)
200 185
3.90%, 04/05/2032
(h)
200 179
Equitable Holdings Inc
4.35%, 04/20/2028 605 584
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 115
3.60%, 08/19/2049 170 135
4.30%, 04/15/2043 250 221
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,005
4.35%, 03/01/2048 55 47
7.00%, 06/15/2040 47 54
Loews Corp
4.13%, 05/15/2043 200 171
Manulife Financial Corp
5.38%, 03/04/2046 250 266

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Corp
3.45%, 05/07/2052 $ 250 $ 187
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 126
3.88%, 03/15/2024 500 501
4.38%, 03/15/2029 50 49
4.90%, 03/15/2049 400 392
MetLife Inc
3.00%, 03/01/2025 300 294
3.60%, 04/10/2024 250 250
4.05%, 03/01/2045 400 353
4.37%, 09/15/2023 235 238
4.60%, 05/13/2046 225 218
4.88%, 11/13/2043 20 20
5.70%, 06/15/2035 164 179
6.40%, 12/15/2066 288 290
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 149
3.70%, 03/15/2052 165 138
4.35%, 04/25/2044 200 185
Prudential Financial Inc
2.10%, 03/10/2030 160 136
3.70%, 10/01/2050
(d)
165 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 526
3.91%, 12/07/2047 177 153
5.20%, 03/15/2044
(d)
350 331
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 27
5.70%, 09/15/2048
(d)
400 389
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 202
Travelers Cos Inc/The
3.05%, 06/08/2051 270 205
4.00%, 05/30/2047 400 354
6.25%, 06/15/2037 12 14
6.75%, 06/20/2036 51 62
Trinity Acquisition PLC
4.40%, 03/15/2026 500 495
W R Berkley Corp
4.00%, 05/12/2050 85 71
Willis North America Inc
2.95%, 09/15/2029 55 47
3.60%, 05/15/2024 300 296
3.88%, 09/15/2049 165 128
XLIT Ltd
5.25%, 12/15/2043 400 424
$ 17,438
Internet - 0 .48%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 165
3.15%, 02/09/2051 300 205
3.40%, 12/06/2027 325 311
3.60%, 11/28/2024 300 298
4.20%, 12/06/2047 575 476
4.40%, 12/06/2057 305 250
Alphabet Inc
0.80%, 08/15/2027 330 287
1.10%, 08/15/2030 165 135
1.90%, 08/15/2040 165 118
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 111
2.25%, 08/15/2060 165 107
3.38%, 02/25/2024 530 533
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
0.45%, 05/12/2024 $ 365 $ 347
1.20%, 06/03/2027 465 414
1.50%, 06/03/2030 465 386
1.65%, 05/12/2028 560 496
2.10%, 05/12/2031 365 313
2.88%, 05/12/2041 365 292
3.00%, 04/13/2025 570 564
3.10%, 05/12/2051 365 288
3.15%, 08/22/2027 490 476
3.25%, 05/12/2061 385 293
3.30%, 04/13/2027 380 373
3.60%, 04/13/2032 380 366
3.80%, 12/05/2024 20 20
3.88%, 08/22/2037 340 322
3.95%, 04/13/2052 190 176
4.05%, 08/22/2047 30 28
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 515 539
Baidu Inc
1.72%, 04/09/2026 200 183
2.38%, 10/09/2030 200 167
3.08%, 04/07/2025 200 195
4.13%, 06/30/2025
(e)
500 500
eBay Inc
1.90%, 03/11/2025 160 150
2.60%, 05/10/2031 195 162
3.45%, 08/01/2024 605 599
4.00%, 07/15/2042 100 85
Expedia Group Inc
2.95%, 03/15/2031 720 573
$ 11,362
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 146
3.13%, 04/01/2032 195 169
4.30%, 05/23/2027 185 184
Steel Dynamics Inc
1.65%, 10/15/2027 85 73
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 500 488
Vale Overseas Ltd
6.25%, 08/10/2026 400 418
6.88%, 11/21/2036 317 340
8.25%, 01/17/2034
(e)
38 45
$ 1,901
Lodging - 0 .01%
Marriott International Inc/MD
2.85%, 04/15/2031 195 162
Machinery - Construction & Mining - 0 .09%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 195 185
0.65%, 07/07/2023 165 161
0.80%, 11/13/2025 180 164
0.95%, 01/10/2024 200 193
1.10%, 09/14/2027 335 293
1.15%, 09/14/2026 195 175
3.40%, 05/13/2025 365 364
Caterpillar Inc
2.60%, 04/09/2030 150 136
3.25%, 09/19/2049 160 131
3.40%, 05/15/2024 30 30
3.80%, 08/15/2042 105 96
6.05%, 08/15/2036 132 153
$ 2,081

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .15%
CNH Industrial Capital LLC
1.45%, 07/15/2026 $ 200 $ 177
1.88%, 01/15/2026 165 150
Deere & Co
2.88%, 09/07/2049 165 130
3.10%, 04/15/2030 160 149
3.90%, 06/09/2042 30 28
5.38%, 10/16/2029 500 539
Dover Corp
5.38%, 03/01/2041 77 77
John Deere Capital Corp
0.40%, 10/10/2023 165 160
0.70%, 01/15/2026 155 140
1.05%, 06/17/2026 190 172
1.50%, 03/06/2028 190 167
2.00%, 06/17/2031 195 166
2.05%, 01/09/2025 160 155
2.35%, 03/08/2027 195 183
2.80%, 07/18/2029 385 354
3.40%, 06/06/2025 175 174
Otis Worldwide Corp
2.06%, 04/05/2025 160 151
2.57%, 02/15/2030 160 138
3.36%, 02/15/2050 160 121
Rockwell Automation Inc
1.75%, 08/15/2031 135 110
2.80%, 08/15/2061 190 126
$ 3,567
Media - 0 .79%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 316
2.30%, 02/01/2032 145 110
2.80%, 04/01/2031 405 324
3.50%, 06/01/2041 380 266
3.70%, 04/01/2051 405 274
3.85%, 04/01/2061 145 95
3.90%, 06/01/2052 195 135
4.40%, 12/01/2061 95 68
4.80%, 03/01/2050 545 432
4.91%, 07/23/2025 900 902
5.75%, 04/01/2048 605 542
6.48%, 10/23/2045 435 423
Comcast Corp
1.50%, 02/15/2031 165 133
2.35%, 01/15/2027 60 56
2.45%, 08/15/2052
(e)
165 110
2.65%, 02/01/2030 125 112
2.65%, 08/15/2062 165 107
2.89%, 11/01/2051 1,447 1,034
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 201
3.38%, 08/15/2025 525 518
3.40%, 07/15/2046 20 16
3.45%, 02/01/2050 485 386
3.55%, 05/01/2028 125 121
3.70%, 04/15/2024 1,250 1,253
3.75%, 04/01/2040 860 754
3.90%, 03/01/2038 150 136
4.00%, 08/15/2047 30 26
4.00%, 03/01/2048 400 348
4.00%, 11/01/2049 20 17
4.15%, 10/15/2028 500 499
4.25%, 01/15/2033 120 118
5.65%, 06/15/2035 20 22
7.05%, 03/15/2033 15 18
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Discovery Communications LLC
3.63%, 05/15/2030 $ 180 $ 160
3.95%, 06/15/2025 400 391
3.95%, 03/20/2028 250 233
4.00%, 09/15/2055 601 421
Fox Corp
3.05%, 04/07/2025 40 39
5.48%, 01/25/2039 200 194
5.58%, 01/25/2049 500 488
Grupo Televisa SAB
4.63%, 01/30/2026 500 499
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.00%, 01/15/2026 515 502
4.20%, 05/19/2032 200 176
4.38%, 03/15/2043 435 336
4.85%, 07/01/2042 200 166
6.88%, 04/30/2036 181 189
7.88%, 07/30/2030 178 204
Thomson Reuters Corp
5.85%, 04/15/2040 25 26
Time Warner Cable LLC
5.50%, 09/01/2041 340 297
5.88%, 11/15/2040 20 18
6.55%, 05/01/2037 176 176
6.75%, 06/15/2039 77 77
7.30%, 07/01/2038 300 313
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 110
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 85
7.00%, 03/01/2032 51 61
Walt Disney Co/The
1.75%, 08/30/2024 325 313
1.75%, 01/13/2026 635 590
2.00%, 09/01/2029 245 211
2.20%, 01/13/2028 460 417
2.65%, 01/13/2031 395 348
2.75%, 09/01/2049 325 232
3.35%, 03/24/2025 120 119
3.50%, 05/13/2040 160 136
3.60%, 01/13/2051 160 134
3.70%, 03/23/2027 120 118
4.63%, 03/23/2040 240 234
4.75%, 11/15/2046 230 229
4.95%, 10/15/2045 350 350
6.20%, 12/15/2034 154 176
6.40%, 12/15/2035 98 114
$ 18,792
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 25
4.38%, 06/15/2045 250 237
$ 262
Mining - 0 .16%
Barrick Gold Corp
5.25%, 04/01/2042 20 20
Barrick North America Finance LLC
5.75%, 05/01/2043 355 370
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 95
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 466
5.00%, 09/30/2043 270 278

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Newmont Corp
2.25%, 10/01/2030 $ 610 $ 506
2.60%, 07/15/2032 140 116
4.88%, 03/15/2042 20 19
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 87
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 128
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 326
Southern Copper Corp
5.88%, 04/23/2045 350 362
6.75%, 04/16/2040 258 291
Teck Resources Ltd
3.90%, 07/15/2030 695 639
$ 3,703
Miscellaneous Manufacturers - 0 .22%
3M Co
2.00%, 02/14/2025 130 125
2.38%, 08/26/2029 500 448
Eaton Corp
3.10%, 09/15/2027 575 549
4.00%, 11/02/2032 100 97
4.15%, 11/02/2042 50 45
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,081 1,010
General Electric Co
6.75%, 03/15/2032 483 540
Illinois Tool Works Inc
2.65%, 11/15/2026 500 478
3.50%, 03/01/2024 350 351
Parker-Hannifin Corp
4.25%, 09/15/2027 355 353
4.50%, 09/15/2029 355 353
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 562
4.65%, 11/01/2044 300 270
$ 5,181
Oil & Gas - 0 .88%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 376
2.72%, 01/12/2032 100 86
2.77%, 11/10/2050 625 434
2.94%, 06/04/2051 190 136
3.00%, 02/24/2050 160 116
3.00%, 03/17/2052 195 140
3.06%, 06/17/2041 385 300
3.19%, 04/06/2025 275 271
3.54%, 04/06/2027 275 267
3.59%, 04/14/2027 30 29
BP Capital Markets PLC
3.28%, 09/19/2027 175 168
3.72%, 11/28/2028 40 39
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 628
4.95%, 06/01/2047 20 19
6.25%, 03/15/2038 250 264
Chevron Corp
1.55%, 05/11/2025 85 81
2.00%, 05/11/2027 160 147
2.24%, 05/11/2030 160 140
2.95%, 05/16/2026 355 346
3.08%, 05/11/2050 160 127
Chevron USA Inc
0.43%, 08/11/2023 250 243
0.69%, 08/12/2025 330 303
1.02%, 08/12/2027 165 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron USA Inc   (continued)
2.34%, 08/12/2050 $ 165 $ 114
3.25%, 10/15/2029 325 308
ConocoPhillips Co
2.40%, 03/07/2025 215 208
3.76%, 03/15/2042
(h)
402 352
3.80%, 03/15/2052 135 116
4.03%, 03/15/2062
(h)
169 143
4.30%, 11/15/2044 420 384
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 422
Diamondback Energy Inc
3.25%, 12/01/2026 155 151
EOG Resources Inc
4.15%, 01/15/2026 350 353
Equinor ASA
1.75%, 01/22/2026 160 149
2.65%, 01/15/2024 400 395
2.88%, 04/06/2025 145 142
3.00%, 04/06/2027 345 332
3.25%, 11/18/2049 450 357
3.63%, 04/06/2040 145 127
5.10%, 08/17/2040 263 273
Exxon Mobil Corp
2.02%, 08/16/2024 400 390
2.28%, 08/16/2026 500 474
2.44%, 08/16/2029 150 135
2.61%, 10/15/2030 305 274
2.99%, 03/19/2025 305 300
3.00%, 08/16/2039 150 122
3.10%, 08/16/2049 450 351
3.45%, 04/15/2051 405 331
4.23%, 03/19/2040 305 288
Hess Corp
5.60%, 02/15/2041 51 50
7.13%, 03/15/2033 221 246
7.30%, 08/15/2031 25 28
HF Sinclair Corp
5.88%, 04/01/2026
(h)
475 479
Marathon Oil Corp
6.60%, 10/01/2037 223 236
Marathon Petroleum Corp
3.63%, 09/15/2024 400 396
5.00%, 09/15/2054 200 180
5.13%, 12/15/2026 300 307
Phillips 66
1.30%, 02/15/2026 90 81
2.15%, 12/15/2030 410 335
3.85%, 04/09/2025 490 487
5.88%, 05/01/2042 128 139
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 170
1.90%, 08/15/2030 165 135
2.15%, 01/15/2031 190 156
Shell International Finance BV
0.38%, 09/15/2023 170 165
2.00%, 11/07/2024 155 150
2.38%, 11/07/2029 155 137
2.50%, 09/12/2026 330 314
2.75%, 04/06/2030 400 361
2.88%, 11/26/2041 380 294
3.13%, 11/07/2049 155 119
3.25%, 04/06/2050 400 315
3.63%, 08/21/2042 100 85
4.00%, 05/10/2046 245 218
4.38%, 05/11/2045 490 456
4.55%, 08/12/2043 35 33

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
5.50%, 03/25/2040 $ 25 $ 27
6.38%, 12/15/2038 43 50
Suncor Energy Inc
3.75%, 03/04/2051 190 153
4.00%, 11/15/2047 90 77
5.95%, 05/15/2035 400 415
6.50%, 06/15/2038 428 473
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 6
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 83
2.83%, 01/10/2030 85 77
2.99%, 06/29/2041 370 291
3.13%, 05/29/2050 510 390
3.39%, 06/29/2060 370 282
3.46%, 07/12/2049 85 69
Valero Energy Corp
2.80%, 12/01/2031 395 331
2.85%, 04/15/2025 42 41
4.00%, 06/01/2052 195 156
6.63%, 06/15/2037 234 254
7.50%, 04/15/2032 15 17
$ 21,081
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 200 183
3.14%, 11/07/2029 155 140
3.34%, 12/15/2027 165 156
4.08%, 12/15/2047 170 144
Halliburton Co
3.80%, 11/15/2025 24 24
4.50%, 11/15/2041 51 45
4.85%, 11/15/2035 275 264
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 139
3.95%, 12/01/2042 200 147
Schlumberger Investment SA
2.65%, 06/26/2030 165 145
$ 1,399
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 361
Packaging Corp of America
3.00%, 12/15/2029 310 277
3.05%, 10/01/2051 165 117
4.05%, 12/15/2049 155 128
WRKCo Inc
3.00%, 06/15/2033 80 68
$ 951
Pharmaceuticals - 1 .50%
AbbVie Inc
2.60%, 11/21/2024 465 450
2.95%, 11/21/2026 310 294
3.20%, 05/14/2026 335 323
3.20%, 11/21/2029 775 713
3.75%, 11/14/2023 350 351
3.80%, 03/15/2025 330 327
3.85%, 06/15/2024 445 445
4.05%, 11/21/2039 385 343
4.25%, 11/14/2028 220 218
4.25%, 11/21/2049 620 550
4.30%, 05/14/2036 170 160
4.40%, 11/06/2042 200 182
4.45%, 05/14/2046 280 254
4.50%, 05/14/2035 300 291
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
4.63%, 10/01/2042 $ 100 $ 92
4.70%, 05/14/2045 330 311
4.75%, 03/15/2045 235 221
4.88%, 11/14/2048 210 201
AmerisourceBergen Corp
3.40%, 05/15/2024 250 248
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 280
1.75%, 05/28/2028 195 172
2.25%, 05/28/2031 190 165
AstraZeneca PLC
0.70%, 04/08/2026 125 111
1.38%, 08/06/2030 165 135
2.13%, 08/06/2050
(e)
85 57
3.00%, 05/28/2051 155 123
3.38%, 11/16/2025 905 896
4.00%, 09/18/2042 125 115
4.38%, 11/16/2045 185 178
4.38%, 08/17/2048 90 88
6.45%, 09/15/2037 164 197
Becton Dickinson and Co
1.96%, 02/11/2031 190 153
2.82%, 05/20/2030 160 141
3.36%, 06/06/2024 10 10
3.70%, 06/06/2027 900 870
3.73%, 12/15/2024 54 54
4.67%, 06/06/2047 35 33
4.69%, 12/15/2044 196 181
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 164
1.13%, 11/13/2027 315 277
1.45%, 11/13/2030 180 148
2.55%, 11/13/2050 180 127
2.90%, 07/26/2024 389 385
2.95%, 03/15/2032 500 458
3.25%, 08/01/2042 300 247
3.40%, 07/26/2029 167 161
3.55%, 03/15/2042 500 439
3.70%, 03/15/2052 800 691
3.90%, 02/20/2028 185 185
4.13%, 06/15/2039 230 220
4.25%, 10/26/2049 430 404
4.35%, 11/15/2047 150 143
4.55%, 02/20/2048 144 141
Cardinal Health Inc
3.08%, 06/15/2024 50 49
3.41%, 06/15/2027 200 192
4.60%, 03/15/2043 100 87
Cigna Corp
0.61%, 03/15/2024 90 86
1.25%, 03/15/2026 370 334
2.40%, 03/15/2030 860 741
3.20%, 03/15/2040 160 126
3.40%, 03/15/2051 185 142
3.75%, 07/15/2023 272 273
4.13%, 11/15/2025 270 270
4.38%, 10/15/2028 750 744
4.80%, 08/15/2038 400 389
4.80%, 07/15/2046 25 24
4.90%, 12/15/2048 360 346
6.13%, 11/15/2041 16 18
CVS Health Corp
1.30%, 08/21/2027 165 142
1.75%, 08/21/2030 165 132
1.88%, 02/28/2031 185 148
2.63%, 08/15/2024 420 411
2.70%, 08/21/2040 750 542

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
3.00%, 08/15/2026 $ 375 $ 359
3.25%, 08/15/2029 170 155
4.30%, 03/25/2028 219 217
4.78%, 03/25/2038 485 459
5.05%, 03/25/2048 980 938
5.13%, 07/20/2045 370 356
5.30%, 12/05/2043 25 25
Eli Lilly & Co
3.95%, 03/15/2049 400 386
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 601
3.88%, 05/15/2028 545 542
5.38%, 04/15/2034 500 549
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 159
Johnson & Johnson
0.55%, 09/01/2025 370 341
0.95%, 09/01/2027 370 326
2.10%, 09/01/2040 370 270
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 80
3.63%, 03/03/2037 20 19
3.70%, 03/01/2046 225 207
3.75%, 03/03/2047 30 28
4.95%, 05/15/2033 201 218
McKesson Corp
0.90%, 12/03/2025 185 167
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 241
Merck & Co Inc
0.75%, 02/24/2026 80 73
1.45%, 06/24/2030 365 303
1.70%, 06/10/2027 340 309
1.90%, 12/10/2028 190 169
2.15%, 12/10/2031 380 327
2.35%, 06/24/2040 285 214
2.75%, 02/10/2025 385 380
2.75%, 12/10/2051 235 174
3.60%, 09/15/2042 100 88
3.70%, 02/10/2045 10 9
3.90%, 03/07/2039 115 109
4.00%, 03/07/2049 170 156
4.15%, 05/18/2043 200 190
Novartis Capital Corp
1.75%, 02/14/2025 325 313
2.00%, 02/14/2027 325 303
2.20%, 08/14/2030 160 141
2.75%, 08/14/2050 160 125
3.00%, 11/20/2025 500 494
4.40%, 05/06/2044 350 350
Pfizer Inc
0.80%, 05/28/2025 445 414
1.70%, 05/28/2030 195 166
1.75%, 08/18/2031 155 130
2.55%, 05/28/2040 450 352
2.63%, 04/01/2030 160 146
2.70%, 05/28/2050 190 145
3.45%, 03/15/2029 210 204
4.00%, 03/15/2049 140 132
4.40%, 05/15/2044 30 29
5.60%, 09/15/2040 380 424
7.20%, 03/15/2039 176 230
Sanofi
3.63%, 06/19/2028 400 394
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 504
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 $ 405 $ 339
3.18%, 07/09/2050 405 303
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 561
5.25%, 06/15/2046 170 137
Viatris Inc
2.30%, 06/22/2027 120 104
2.70%, 06/22/2030 160 128
3.85%, 06/22/2040 120 85
4.00%, 06/22/2050 160 107
Wyeth LLC
5.95%, 04/01/2037 91 105
6.50%, 02/01/2034 144 172
Zoetis Inc
2.00%, 05/15/2030 350 293
3.00%, 05/15/2050 175 129
3.95%, 09/12/2047 5 4
$ 35,955
Pipelines - 0 .83%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 284
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043
(h)
300 281
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 119
Enbridge Inc
1.60%, 10/04/2026 60 53
2.50%, 01/15/2025 155 149
2.50%, 08/01/2033 390 315
3.13%, 11/15/2029 155 140
3.40%, 08/01/2051 390 293
5.50%, 12/01/2046 30 31
Energy Transfer LP
2.90%, 05/15/2025 315 299
3.75%, 05/15/2030 160 144
4.75%, 01/15/2026 50 50
4.95%, 01/15/2043 200 165
5.00%, 05/15/2044 500 417
5.15%, 03/15/2045 400 342
5.25%, 04/15/2029 400 396
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 13
6.13%, 12/15/2045 525 501
6.25%, 04/15/2049 500 485
6.50%, 02/01/2042 402 401
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 105
3.30%, 02/15/2053 65 47
3.70%, 02/15/2026 525 516
3.70%, 01/31/2051 250 195
3.75%, 02/15/2025 500 494
3.90%, 02/15/2024 250 250
4.25%, 02/15/2048 155 130
4.85%, 08/15/2042 300 275
4.85%, 03/15/2044 430 392
4.90%, 05/15/2046 400 366
6.13%, 10/15/2039 123 130
6.45%, 09/01/2040 177 191
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 199
4.70%, 11/01/2042 200 168
5.00%, 03/01/2043 100 87
5.40%, 09/01/2044 400 369
6.38%, 03/01/2041 128 128
6.50%, 09/01/2039 112 115
6.95%, 01/15/2038 112 121

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP   (continued)
7.40%, 03/15/2031 $ 177 $ 198
Kinder Morgan Inc
1.75%, 11/15/2026 190 169
2.00%, 02/15/2031 310 248
3.25%, 08/01/2050 310 216
3.60%, 02/15/2051 155 114
4.30%, 06/01/2025 55 55
5.05%, 02/15/2046 15 13
5.55%, 06/01/2045 50 47
MPLX LP
1.75%, 03/01/2026 165 149
4.13%, 03/01/2027 425 411
4.25%, 12/01/2027 400 386
4.50%, 07/15/2023 30 30
4.50%, 04/15/2038 220 193
4.70%, 04/15/2048 185 155
4.88%, 12/01/2024 30 30
4.90%, 04/15/2058 60 49
5.20%, 03/01/2047 330 299
5.20%, 12/01/2047 200 180
5.50%, 02/15/2049 170 158
ONEOK Inc
2.20%, 09/15/2025 160 149
2.75%, 09/01/2024 175 169
3.40%, 09/01/2029 100 88
4.45%, 09/01/2049 500 398
ONEOK Partners LP
5.00%, 09/15/2023 250 253
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 151
4.50%, 12/15/2026 300 295
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 361
5.63%, 03/01/2025 390 398
5.75%, 05/15/2024 300 306
5.88%, 06/30/2026 345 356
Spectra Energy Partners LP
5.95%, 09/25/2043 200 208
Targa Resources Corp
5.20%, 07/01/2027
(i)
355 357
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 113
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 162
4.25%, 05/15/2028 300 292
4.75%, 05/15/2038 300 284
4.88%, 05/15/2048 420 403
5.60%, 03/31/2034 300 308
6.10%, 06/01/2040 25 27
7.25%, 08/15/2038 51 61
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 912
3.50%, 10/15/2051 195 145
3.75%, 06/15/2027 400 382
3.90%, 01/15/2025 350 346
5.10%, 09/15/2045 180 168
6.30%, 04/15/2040 343 363
$ 19,756
Private Equity - 0 .01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 299
Regional Authority - 0 .26%
Province of Alberta Canada
1.00%, 05/20/2025 555 522
3.30%, 03/15/2028 570 566
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
0.90%, 07/20/2026 $ 585 $ 533
1.30%, 01/29/2031 185 156
6.50%, 01/15/2026 18 20
Province of Manitoba Canada
1.50%, 10/25/2028 190 169
3.05%, 05/14/2024 500 499
Province of Ontario Canada
0.63%, 01/21/2026
(e)
95 86
1.05%, 04/14/2026 380 349
1.13%, 10/07/2030 625 520
2.13%, 01/21/2032 420 370
3.10%, 05/19/2027 310 305
3.20%, 05/16/2024 250 250
3.40%, 10/17/2023 305 306
Province of Quebec Canada
0.60%, 07/23/2025
(e)
650 601
1.35%, 05/28/2030 760 645
1.50%, 02/11/2025 295 283
7.50%, 09/15/2029 64 80
$ 6,260
REITs - 0 .97%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 188
2.75%, 12/15/2029 80 70
2.95%, 03/15/2034 195 162
3.00%, 05/18/2051 190 128
3.38%, 08/15/2031 115 102
4.00%, 02/01/2050 85 70
4.90%, 12/15/2030 80 79
American Campus Communities Operating
Partnership LP
2.25%, 01/15/2029 115 107
2.85%, 02/01/2030 155 147
3.63%, 11/15/2027 300 294
American Tower Corp
0.60%, 01/15/2024 360 342
1.30%, 09/15/2025 80 72
1.60%, 04/15/2026 190 170
1.88%, 10/15/2030 165 128
2.90%, 01/15/2030 160 137
2.95%, 01/15/2051 180 122
3.38%, 10/15/2026 500 473
3.65%, 03/15/2027 200 190
3.70%, 10/15/2049 165 124
AvalonBay Communities Inc
1.90%, 12/01/2028 200 174
2.05%, 01/15/2032 195 161
2.30%, 03/01/2030 160 138
4.20%, 12/15/2023 400 402
Boston Properties LP
2.55%, 04/01/2032 155 123
2.75%, 10/01/2026 550 513
2.90%, 03/15/2030 415 353
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 295
Corporate Office Properties LP
2.75%, 04/15/2031 195 158
Crown Castle International Corp
1.05%, 07/15/2026 380 329
1.35%, 07/15/2025 370 338
2.50%, 07/15/2031 190 156
2.90%, 04/01/2041 190 137
3.10%, 11/15/2029 150 132
3.20%, 09/01/2024 400 392
3.25%, 01/15/2051 370 265
3.30%, 07/01/2030 155 137
4.00%, 11/15/2049 110 89

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
2.00%, 02/15/2031 $ 125 $ 99
2.25%, 12/15/2028 200 171
Digital Realty Trust LP
4.45%, 07/15/2028 250 243
Duke Realty LP
1.75%, 07/01/2030 160 131
2.25%, 01/15/2032 195 162
2.88%, 11/15/2029 75 67
4.00%, 09/15/2028 400 388
Equinix Inc
1.00%, 09/15/2025 165 148
1.25%, 07/15/2025 160 145
1.80%, 07/15/2027 160 139
2.50%, 05/15/2031 195 158
2.63%, 11/18/2024 155 149
3.20%, 11/18/2029 260 231
3.40%, 02/15/2052 195 144
ERP Operating LP
1.85%, 08/01/2031 385 316
2.50%, 02/15/2030 125 109
Essex Portfolio LP
1.70%, 03/01/2028 190 163
3.00%, 01/15/2030 170 150
4.00%, 03/01/2029 300 286
4.50%, 03/15/2048 300 269
Federal Realty OP LP
1.25%, 02/15/2026 170 152
4.50%, 12/01/2044 250 222
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 149
5.38%, 04/15/2026 300 294
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 132
Healthpeak Properties Inc
2.13%, 12/01/2028 165 143
3.00%, 01/15/2030 150 132
3.40%, 02/01/2025 19 19
6.75%, 02/01/2041 300 340
Kilroy Realty LP
2.50%, 11/15/2032 165 129
Kimco Realty Corp
2.25%, 12/01/2031 195 157
2.70%, 10/01/2030 165 142
3.70%, 10/01/2049 330 256
Life Storage LP
2.20%, 10/15/2030 85 68
2.40%, 10/15/2031 195 155
Mid-America Apartments LP
1.70%, 02/15/2031 125 99
4.00%, 11/15/2025 500 497
National Retail Properties Inc
4.80%, 10/15/2048 200 184
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 297
4.95%, 04/01/2024 750 753
Prologis LP
1.25%, 10/15/2030 165 130
2.13%, 04/15/2027 145 132
2.25%, 04/15/2030 140 121
3.00%, 04/15/2050 110 83
3.88%, 09/15/2028 250 243
Public Storage
0.88%, 02/15/2026 145 130
1.85%, 05/01/2028 380 329
2.25%, 11/09/2031 200 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp
0.75%, 03/15/2026 $ 430 $ 378
2.20%, 06/15/2028 180 158
3.10%, 12/15/2029 375 341
3.25%, 01/15/2031 165 150
Simon Property Group LP
1.75%, 02/01/2028 190 162
2.00%, 09/13/2024 915 875
2.45%, 09/13/2029 140 119
2.65%, 02/01/2032 200 165
3.25%, 11/30/2026 500 477
3.25%, 09/13/2049 140 102
3.50%, 09/01/2025 165 161
4.25%, 11/30/2046 130 112
6.75%, 02/01/2040 25 28
Spirit Realty LP
2.10%, 03/15/2028 190 159
UDR Inc
2.10%, 08/01/2032 565 439
3.20%, 01/15/2030 165 148
Ventas Realty LP
3.00%, 01/15/2030 200 175
3.50%, 04/15/2024 300 297
5.70%, 09/30/2043 300 305
VICI Properties LP
4.38%, 05/15/2025 585 571
Welltower Inc
2.75%, 01/15/2032 195 162
3.63%, 03/15/2024 600 595
4.13%, 03/15/2029 300 285
Weyerhaeuser Co
7.38%, 03/15/2032 85 98
WP Carey Inc
2.40%, 02/01/2031 85 69
$ 23,249
Retail - 0 .63%
AutoZone Inc
1.65%, 01/15/2031 165 129
3.75%, 06/01/2027 250 242
Costco Wholesale Corp
1.38%, 06/20/2027 155 139
1.60%, 04/20/2030 155 131
1.75%, 04/20/2032 155 128
2.75%, 05/18/2024 50 50
3.00%, 05/18/2027 150 146
Dollar General Corp
4.15%, 11/01/2025 500 500
Dollar Tree Inc
4.20%, 05/15/2028 185 180
Home Depot Inc/The
0.90%, 03/15/2028 190 162
1.88%, 09/15/2031 195 162
2.13%, 09/15/2026 250 237
2.38%, 03/15/2051 190 128
2.70%, 04/15/2025 195 191
2.75%, 09/15/2051 195 142
2.88%, 04/15/2027 195 188
2.95%, 06/15/2029 435 406
3.50%, 09/15/2056 305 248
3.90%, 06/15/2047 30 27
4.20%, 04/01/2043 520 486
4.25%, 04/01/2046 590 554
4.40%, 03/15/2045 1,020 974
5.95%, 04/01/2041 351 399
Kohl's Corp
5.55%, 07/17/2045 250 211
Lowe's Cos Inc
1.30%, 04/15/2028 165 139

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc   (continued)
1.70%, 10/15/2030 $ 165 $ 132
3.00%, 10/15/2050 50 35
3.10%, 05/03/2027 530 505
3.65%, 04/05/2029 465 438
3.70%, 04/15/2046 40 32
3.75%, 04/01/2032 195 181
4.00%, 04/15/2025 160 161
4.05%, 05/03/2047 30 25
4.25%, 04/01/2052 195 169
4.38%, 09/15/2045 500 433
5.00%, 04/15/2040 160 155
McDonald's Corp
1.45%, 09/01/2025 160 149
2.13%, 03/01/2030 160 137
2.63%, 09/01/2029 415 372
3.38%, 05/26/2025 500 495
3.50%, 07/01/2027 325 318
3.63%, 09/01/2049 115 95
3.70%, 02/15/2042 128 107
4.70%, 12/09/2035 25 25
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 246
6.30%, 10/15/2037 262 300
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 67
4.35%, 06/01/2028 300 299
Starbucks Corp
2.00%, 03/12/2027 160 145
3.00%, 02/14/2032 135 117
3.55%, 08/15/2029 500 469
3.85%, 10/01/2023 530 534
4.45%, 08/15/2049 300 269
Target Corp
1.95%, 01/15/2027 150 139
2.35%, 02/15/2030 320 283
2.50%, 04/15/2026 500 479
2.95%, 01/15/2052 175 132
TJX Cos Inc/The
1.60%, 05/15/2031 130 105
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 144
Walmart Inc
1.05%, 09/17/2026 185 168
1.50%, 09/22/2028 185 162
1.80%, 09/22/2031 195 166
2.50%, 09/22/2041 195 152
2.65%, 09/22/2051 185 139
2.95%, 09/24/2049 245 197
3.95%, 06/28/2038 185 178
$ 15,162
Semiconductors - 0 .63%
Analog Devices Inc
2.10%, 10/01/2031 135 115
2.80%, 10/01/2041 195 153
Applied Materials Inc
1.75%, 06/01/2030 160 135
3.30%, 04/01/2027 35 34
3.90%, 10/01/2025 500 503
4.35%, 04/01/2047 40 39
5.10%, 10/01/2035 250 263
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 876
Broadcom Inc
1.95%, 02/15/2028
(h)
150 128
2.60%, 02/15/2033
(h)
405 311
3.14%, 11/15/2035
(h)
640 486
3.19%, 11/15/2036
(h)
14 11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc   (continued)
3.42%, 04/15/2033
(h)
$ 460 $ 380
3.47%, 04/15/2034
(h)
350 285
3.50%, 02/15/2041
(h)
200 151
3.75%, 02/15/2051
(h)
50 37
4.15%, 11/15/2030 271 248
4.30%, 11/15/2032 185 168
4.75%, 04/15/2029 730 707
Intel Corp
2.00%, 08/12/2031
(e)
190 159
2.45%, 11/15/2029 310 277
2.60%, 05/19/2026 530 511
3.05%, 08/12/2051 190 141
3.15%, 05/11/2027 540 527
3.20%, 08/12/2061 190 139
3.25%, 11/15/2049 315 245
3.40%, 03/25/2025 160 160
3.73%, 12/08/2047 240 204
3.75%, 03/25/2027 160 161
4.00%, 12/15/2032 200 196
4.25%, 12/15/2042 200 185
4.60%, 03/25/2040 160 156
4.80%, 10/01/2041 77 76
4.90%, 07/29/2045 25 25
KLA Corp
4.65%, 11/01/2024 500 507
4.95%, 07/15/2052 355 357
Lam Research Corp
1.90%, 06/15/2030 155 131
2.88%, 06/15/2050 235 172
Marvell Technology Inc
2.45%, 04/15/2028 380 332
4.88%, 06/22/2028 300 296
Micron Technology Inc
2.70%, 04/15/2032 290 231
4.19%, 02/15/2027 115 112
4.66%, 02/15/2030 115 110
NVIDIA Corp
0.58%, 06/14/2024 385 365
1.55%, 06/15/2028 190 166
2.00%, 06/15/2031 385 327
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 316
3.13%, 02/15/2042 195 142
3.15%, 05/01/2027 80 74
3.25%, 05/11/2041 195 147
4.40%, 06/01/2027 220 217
QUALCOMM Inc
1.30%, 05/20/2028 411 356
1.65%, 05/20/2032 340 275
3.25%, 05/20/2027 320 313
4.65%, 05/20/2035 115 118
4.80%, 05/20/2045 425 435
Texas Instruments Inc
1.13%, 09/15/2026 195 177
1.38%, 03/12/2025 160 151
1.75%, 05/04/2030 245 210
1.90%, 09/15/2031 195 165
4.15%, 05/15/2048 205 197
TSMC Arizona Corp
3.88%, 04/22/2027 200 199
4.25%, 04/22/2032 200 197
$ 14,987
Software - 0 .58%
Activision Blizzard Inc
1.35%, 09/15/2030 85 68
2.50%, 09/15/2050 790 541

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Adobe Inc
1.90%, 02/01/2025 $ 315 $ 303
2.30%, 02/01/2030 160 141
Electronic Arts Inc
1.85%, 02/15/2031 190 154
Fidelity National Information Services Inc
0.60%, 03/01/2024 90 85
1.65%, 03/01/2028 180 154
3.10%, 03/01/2041 90 66
Fiserv Inc
3.50%, 07/01/2029 310 283
3.80%, 10/01/2023 400 400
3.85%, 06/01/2025 300 297
Microsoft Corp
2.40%, 08/08/2026 55 53
2.53%, 06/01/2050 792 583
2.68%, 06/01/2060 1,209 867
3.13%, 11/03/2025 700 699
3.30%, 02/06/2027 200 199
3.45%, 08/08/2036 358 337
3.63%, 12/15/2023 30 30
Oracle Corp
2.30%, 03/25/2028 385 331
2.40%, 09/15/2023 30 30
2.50%, 04/01/2025 150 143
2.65%, 07/15/2026 700 645
2.80%, 04/01/2027 850 775
2.88%, 03/25/2031 385 317
2.95%, 04/01/2030 150 128
3.60%, 04/01/2040 150 112
3.60%, 04/01/2050 150 104
3.65%, 03/25/2041 385 287
3.80%, 11/15/2037 250 195
3.90%, 05/15/2035 600 495
3.95%, 03/25/2051 385 283
4.00%, 07/15/2046 780 577
4.10%, 03/25/2061 190 134
4.30%, 07/08/2034 1,015 886
4.38%, 05/15/2055 610 460
Roper Technologies Inc
1.00%, 09/15/2025 85 77
1.40%, 09/15/2027 165 141
2.35%, 09/15/2024 110 107
2.95%, 09/15/2029 95 84
Salesforce Inc
1.95%, 07/15/2031 190 161
2.70%, 07/15/2041 385 298
2.90%, 07/15/2051 385 291
ServiceNow Inc
1.40%, 09/01/2030 165 129
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 334
VMware Inc
1.40%, 08/15/2026 570 504
1.80%, 08/15/2028 285 237
2.20%, 08/15/2031 385 303
$ 13,828
Sovereign - 1 .44%
Canada Government International Bond
0.75%, 05/19/2026
(e)
390 356
1.63%, 01/22/2025 865 835
2.88%, 04/28/2025
(e)
430 427
Chile Government International Bond
2.45%, 01/31/2031 535 456
2.55%, 01/27/2032 475 403
2.75%, 01/31/2027 200 187
3.10%, 05/07/2041 500 380
3.13%, 03/27/2025 250 244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond
(continued)
3.50%, 04/15/2053 $ 200 $ 151
3.86%, 06/21/2047 300 250
4.00%, 01/31/2052 200 166
Export-Import Bank of Korea
0.38%, 02/09/2024 200 191
1.25%, 01/18/2025 200 189
1.38%, 02/09/2031 200 164
2.13%, 01/18/2032 200 171
3.25%, 11/10/2025 500 495
3.25%, 08/12/2026 500 493
Indonesia Government International Bond
2.15%, 07/28/2031 400 329
2.85%, 02/14/2030 800 714
3.05%, 03/12/2051
(e)
400 304
3.50%, 01/11/2028 200 191
3.70%, 10/30/2049 200 160
4.20%, 10/15/2050 500 429
4.75%, 02/11/2029 200 202
Israel Government AID Bond
5.50%, 09/18/2023 25 26
5.50%, 04/26/2024 125 130
5.50%, 09/18/2033 12 14
Israel Government International Bond
3.88%, 07/03/2050 400 351
4.50%, 01/30/2043 400 394
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 494
0.50%, 04/15/2024 200 191
1.25%, 01/21/2031 400 337
1.88%, 04/15/2031 200 177
2.00%, 10/17/2029 200 182
2.13%, 02/16/2029 400 368
2.38%, 04/20/2026 300 290
2.88%, 04/14/2025 400 396
3.00%, 05/29/2024 1,000 996
3.38%, 07/31/2023 600 602
Korea International Bond
1.00%, 09/16/2030 200 166
3.88%, 09/11/2023 250 252
3.88%, 09/20/2048 500 500
Mexico Government International Bond
2.66%, 05/24/2031 400 329
3.25%, 04/16/2030
(e)
200 176
3.50%, 02/12/2034 600 496
3.60%, 01/30/2025 210 208
3.75%, 01/11/2028 250 239
3.75%, 04/19/2071 400 249
3.77%, 05/24/2061 200 130
3.90%, 04/27/2025 600 599
4.50%, 04/22/2029 300 291
4.50%, 01/31/2050 800 623
4.60%, 02/10/2048 700 553
4.75%, 03/08/2044 506 421
5.55%, 01/21/2045 300 275
6.05%, 01/11/2040 464 456
Panama Government International Bond
2.25%, 09/29/2032 200 156
3.30%, 01/19/2033 200 171
3.75%, 03/16/2025 800 790
3.87%, 07/23/2060 340 240
3.88%, 03/17/2028 500 476
4.30%, 04/29/2053 400 314
4.50%, 05/15/2047 200 164
4.50%, 04/16/2050 400 326
6.70%, 01/26/2036 224 242

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
1.86%, 12/01/2032 $ 780 $ 591
2.78%, 01/23/2031 145 123
2.78%, 12/01/2060 180 111
3.30%, 03/11/2041 340 257
3.55%, 03/10/2051
(e)
200 149
5.63%, 11/18/2050 528 546
6.55%, 03/14/2037 126 136
7.35%, 07/21/2025 180 194
8.75%, 11/21/2033 192 243
Philippine Government International Bond
2.46%, 05/05/2030 500 436
2.65%, 12/10/2045 400 278
2.95%, 05/05/2045 200 144
3.00%, 02/01/2028 300 283
3.20%, 07/06/2046 200 150
3.70%, 03/01/2041 200 166
3.70%, 02/02/2042 230 190
5.00%, 01/13/2037 300 299
6.38%, 10/23/2034 210 236
9.50%, 02/02/2030 400 515
10.63%, 03/16/2025 400 469
Republic of Italy Government International Bond
0.88%, 05/06/2024 200 189
1.25%, 02/17/2026 400 356
2.38%, 10/17/2024 200 193
2.88%, 10/17/2029 200 176
3.88%, 05/06/2051 600 472
5.38%, 06/15/2033 420 434
6.88%, 09/27/2023 512 531
State of Israel
2.50%, 01/15/2030 200 183
3.38%, 01/15/2050 400 323
Svensk Exportkredit AB
0.38%, 03/11/2024 200 191
0.50%, 08/26/2025 835 770
Tennessee Valley Authority
2.88%, 02/01/2027 250 247
3.50%, 12/15/2042 400 367
4.25%, 09/15/2065 200 205
4.63%, 09/15/2060 300 331
5.25%, 09/15/2039 251 287
5.38%, 04/01/2056 154 192
5.88%, 04/01/2036 300 364
6.75%, 11/01/2025 102 114
Uruguay Government International Bond
4.13%, 11/20/2045 100 92
4.38%, 10/27/2027 390 395
4.98%, 04/20/2055 210 207
5.10%, 06/18/2050 725 728
$ 34,540
Supranational Bank - 1 .49%
African Development Bank
0.88%, 03/23/2026 345 317
0.88%, 07/22/2026 385 351
Asian Development Bank
0.25%, 07/14/2023 330 321
0.25%, 10/06/2023 490 473
0.38%, 06/11/2024 385 365
0.38%, 09/03/2025 325 298
0.50%, 02/04/2026 400 364
1.00%, 04/14/2026 380 351
1.25%, 06/09/2028 100 89
1.50%, 01/20/2027 400 370
1.50%, 03/04/2031 195 170
1.75%, 09/19/2029 325 294
1.88%, 03/15/2029 390 359
2.13%, 03/19/2025 300 292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank   (continued)
2.63%, 01/30/2024 $ 1,500 $ 1,490
2.75%, 01/19/2028 250 244
2.88%, 05/06/2025 340 338
3.13%, 04/27/2032 340 337
5.82%, 06/16/2028 15 17
6.38%, 10/01/2028 51 59
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 329
2.25%, 05/16/2024 900 884
3.38%, 06/29/2025 355 355
Council Of Europe Development Bank
0.38%, 06/10/2024 385 365
1.38%, 02/27/2025 320 308
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 321
0.50%, 11/25/2025 385 352
0.50%, 01/28/2026 380 347
1.63%, 09/27/2024
(e)
650 630
European Investment Bank
0.38%, 07/24/2024
(e)
475 450
0.38%, 12/15/2025 340 310
0.38%, 03/26/2026 480 433
0.63%, 10/21/2027 585 513
0.75%, 10/26/2026 190 172
1.25%, 02/14/2031
(e)
355 304
1.38%, 03/15/2027 400 369
1.63%, 03/14/2025 315 303
1.63%, 05/13/2031 395 350
1.75%, 03/15/2029 200 183
1.88%, 02/10/2025 600 582
2.25%, 06/24/2024 500 493
2.38%, 05/24/2027 300 290
2.63%, 03/15/2024 1,000 993
3.25%, 01/29/2024 1,650 1,655
FMS Wertmanagement
2.75%, 01/30/2024 500 498
Inter-American Development Bank
0.25%, 11/15/2023 325 314
0.50%, 09/23/2024 610 576
0.63%, 09/16/2027 340 298
0.88%, 04/20/2026 850 781
1.13%, 07/20/2028 385 341
1.13%, 01/13/2031 985 833
1.50%, 01/13/2027 400 372
1.75%, 03/14/2025 585 564
2.38%, 07/07/2027 500 480
3.00%, 10/04/2023 700 699
3.00%, 02/21/2024 250 250
3.13%, 09/18/2028 500 497
4.38%, 01/24/2044 50 55
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 180 173
0.50%, 10/28/2025 905 830
0.75%, 11/24/2027 365 321
0.75%, 08/26/2030 735 607
0.88%, 07/15/2026 580 530
1.25%, 02/10/2031 385 329
1.38%, 04/20/2028 930 838
1.63%, 01/15/2025 475 458
1.63%, 11/03/2031 385 337
1.75%, 10/23/2029 680 616
2.50%, 03/19/2024 800 793
2.50%, 11/25/2024 500 493
2.50%, 07/29/2025 1,700 1,667
2.50%, 11/22/2027 500 483

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development   (continued)
2.50%, 03/29/2032 $ 355 $ 333
International Finance Corp
0.38%, 07/16/2025 1,080 996
Nordic Investment Bank
0.38%, 09/11/2025 255 234
0.50%, 01/21/2026 400 365
2.25%, 05/21/2024 500 493
$ 35,644
Telecommunications - 1 .15%
America Movil SAB de CV
4.38%, 04/22/2049 250 232
6.13%, 03/30/2040 102 112
6.38%, 03/01/2035 200 227
AT&T Inc
0.90%, 03/25/2024 385 367
1.65%, 02/01/2028 330 286
1.70%, 03/25/2026 135 123
2.25%, 02/01/2032 240 196
2.30%, 06/01/2027 465 425
2.75%, 06/01/2031 310 268
2.95%, 07/15/2026 20 19
3.10%, 02/01/2043 240 178
3.50%, 06/01/2041 310 248
3.50%, 09/15/2053 904 685
3.55%, 09/15/2055 1,198 898
3.65%, 06/01/2051 755 591
3.65%, 09/15/2059 1,057 792
3.80%, 02/15/2027 40 39
4.10%, 02/15/2028 81 79
4.25%, 03/01/2027 230 229
4.30%, 12/15/2042 221 193
4.35%, 03/01/2029 500 492
4.35%, 06/15/2045 260 227
4.50%, 03/09/2048 490 434
4.65%, 06/01/2044 500 454
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 152
British Telecommunications PLC
9.62%, 12/15/2030 577 718
Cisco Systems Inc
2.20%, 09/20/2023 30 30
2.50%, 09/20/2026 580 557
5.50%, 01/15/2040 600 654
Corning Inc
4.38%, 11/15/2057 300 245
4.75%, 03/15/2042 102 95
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 790
Juniper Networks Inc
2.00%, 12/10/2030 185 145
Motorola Solutions Inc
4.00%, 09/01/2024 49 49
Orange SA
5.38%, 01/13/2042 102 105
Rogers Communications Inc
2.95%, 03/15/2025
(h)
195 188
3.20%, 03/15/2027
(h)
395 375
3.70%, 11/15/2049 225 172
3.80%, 03/15/2032
(h)
195 178
5.00%, 03/15/2044 500 465
Telefonica Emisiones SA
5.21%, 03/08/2047 530 470
7.05%, 06/20/2036 795 887
TELUS Corp
4.60%, 11/16/2048 300 280
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
1.50%, 02/15/2026 $ 320 $ 289
2.05%, 02/15/2028 320 278
2.25%, 11/15/2031 350 284
2.40%, 03/15/2029
(h)
310 268
2.55%, 02/15/2031 490 412
3.00%, 02/15/2041 170 127
3.30%, 02/15/2051 310 226
3.40%, 10/15/2052
(h)
520 384
3.50%, 04/15/2025 150 147
3.75%, 04/15/2027 295 284
3.88%, 04/15/2030 295 275
4.38%, 04/15/2040 150 134
4.50%, 04/15/2050 295 262
Verizon Communications Inc
1.45%, 03/20/2026 385 352
1.50%, 09/18/2030 1,000 799
1.68%, 10/30/2030 748 603
1.75%, 01/20/2031 360 289
2.10%, 03/22/2028 580 515
2.36%, 03/15/2032 180 149
2.55%, 03/21/2031 385 329
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 99
2.88%, 11/20/2050 360 256
2.99%, 10/30/2056 562 390
3.00%, 11/20/2060 80 54
3.38%, 02/15/2025 40 40
3.40%, 03/22/2041 385 313
3.55%, 03/22/2051 385 309
3.70%, 03/22/2061 190 149
3.85%, 11/01/2042 275 235
3.88%, 02/08/2029 400 387
4.13%, 03/16/2027 300 299
4.33%, 09/21/2028 500 497
4.40%, 11/01/2034 750 719
4.50%, 08/10/2033 360 351
4.81%, 03/15/2039 600 589
Vodafone Group PLC
4.25%, 09/17/2050 165 138
4.38%, 05/30/2028 560 557
5.00%, 05/30/2038 250 240
5.25%, 05/30/2048 400 381
6.15%, 02/27/2037 201 217
6.25%, 11/30/2032 500 547
$ 27,546
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 26
Transportation - 0 .54%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 304
3.30%, 09/15/2051 200 160
3.40%, 09/01/2024 230 229
3.55%, 02/15/2050 115 96
4.38%, 09/01/2042 545 515
4.45%, 03/15/2043 20 19
4.45%, 01/15/2053 100 97
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 363
Canadian National Railway Co
2.45%, 05/01/2050 65 44
3.20%, 08/02/2046 400 312
3.65%, 02/03/2048 75 63
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 353
2.45%, 12/02/2031 190 163
3.00%, 12/02/2041 190 149

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian Pacific Railway Co   (continued)
3.10%, 12/02/2051 $ 190 $ 140
4.80%, 09/15/2035 500 497
CSX Corp
2.40%, 02/15/2030 65 57
2.60%, 11/01/2026 300 282
3.25%, 06/01/2027 40 38
3.35%, 11/01/2025 250 246
3.35%, 09/15/2049 70 55
3.80%, 03/01/2028 100 98
3.80%, 11/01/2046 30 25
4.25%, 11/01/2066 400 337
4.30%, 03/01/2048 105 96
4.75%, 05/30/2042 277 264
FedEx Corp
3.10%, 08/05/2029 550 501
3.88%, 08/01/2042 100 85
4.40%, 01/15/2047 405 355
4.55%, 04/01/2046 400 359
4.75%, 11/15/2045 525 481
Kansas City Southern/Old
4.70%, 05/01/2048 300 283
Norfolk Southern Corp
2.30%, 05/15/2031 195 166
2.55%, 11/01/2029 155 138
2.90%, 08/25/2051 190 136
3.85%, 01/15/2024 200 200
3.94%, 11/01/2047 398 344
4.15%, 02/28/2048 200 178
4.55%, 06/01/2053 70 66
4.84%, 10/01/2041 100 98
Ryder System Inc
2.50%, 09/01/2024 80 77
2.90%, 12/01/2026 150 140
4.30%, 06/15/2027 55 54
Union Pacific Corp
2.15%, 02/05/2027 230 213
2.38%, 05/20/2031 195 168
2.80%, 02/14/2032 185 165
2.89%, 04/06/2036 210 174
3.15%, 03/01/2024 400 397
3.20%, 05/20/2041 195 159
3.38%, 02/14/2042 190 158
3.80%, 10/01/2051 577 494
3.80%, 04/06/2071 175 140
3.84%, 03/20/2060 575 480
United Parcel Service Inc
2.50%, 09/01/2029 125 113
3.40%, 09/01/2049
(e)
770 647
3.90%, 04/01/2025 665 670
4.88%, 11/15/2040 25 25
5.20%, 04/01/2040 125 132
6.20%, 01/15/2038 23 27
$ 12,839
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 297
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 195 165
3.25%, 06/01/2051 195 150
3.75%, 09/01/2047 180 150
4.15%, 06/01/2049 650 575
4.45%, 06/01/2032 110 109
6.59%, 10/15/2037 5 6
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.40%, 05/01/2031 $ 190 $ 158
5.30%, 05/01/2052 185 188
$ 1,501
TOTAL BONDS $ 723,333
MUNICIPAL BONDS - 0 .59%
Principal
Amount (000's) Value (000's)
California - 0 .19%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 383
6.92%, 04/01/2040 120 147
California State University
2.98%, 11/01/2051 160 126
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 71
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 191
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 89
5.76%, 07/01/2029 50 54
6.76%, 07/01/2034 530 633
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 310
San Diego County Water Authority
6.14%, 05/01/2049 260 320
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 27
State of California
3.50%, 04/01/2028 165 163
7.30%, 10/01/2039 375 485
7.35%, 11/01/2039 500 651
7.60%, 11/01/2040 180 249
7.63%, 03/01/2040 280 379
University of California
5.77%, 05/15/2043 200 228
$ 4,506
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 452
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 146 171
7.06%, 04/01/2057 193 221
$ 392
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 240
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 80
County of Cook IL
6.23%, 11/15/2034 102 118
State of Illinois
5.10%, 06/01/2033 1,000 1,006
7.35%, 07/01/2035 70 76
$ 1,520
Kansas - 0 .01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 123
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 32

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
$ 700 $ 786
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 199
6.56%, 12/15/2040 210 244
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 190
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 145
$ 1,564
New York - 0 .09%
City of New York NY
5.52%, 10/01/2037 25 28
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 163
New York City Municipal Water Finance
Authority
5.72%, 06/15/2042 270 319
5.95%, 06/15/2042 125 151
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 275
New York State Dormitory Authority
5.60%, 03/15/2040 435 482
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 389
4.96%, 08/01/2046 300 313
6.04%, 12/01/2029 50 56
$ 2,176
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 74
Ohio State University/The
4.91%, 06/01/2040 125 136
$ 210
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 519
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 158
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 55
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 83
Dallas County Hospital District
5.62%, 08/15/2044 83 94
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 52
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 329
State of Texas
4.68%, 04/01/2040 100 104
5.52%, 04/01/2039 405 459
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 667
$ 2,001
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 300 302
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
$ 280 $ 298
TOTAL MUNICIPAL BONDS $ 14,095
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .29%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .60%
2.00%, 08/01/2029 $ 189 $ 183
2.00%, 10/01/2031 48 46
2.00%, 03/01/2032 95 91
2.50%, 10/01/2027 51 51
2.50%, 03/01/2028 134 132
2.50%, 06/01/2028 86 85
2.50%, 06/01/2028 190 188
2.50%, 07/01/2028 134 132
2.50%, 10/01/2028 107 103
2.50%, 10/01/2028 64 63
2.50%, 10/01/2029 167 164
2.50%, 12/01/2029 199 195
2.50%, 09/01/2030 344 337
2.50%, 01/01/2031 371 364
2.50%, 01/01/2031 41 40
2.50%, 02/01/2031 40 39
2.50%, 03/01/2031 112 110
2.50%, 12/01/2031 124 121
2.50%, 12/01/2031 138 135
2.50%, 02/01/2032 160 157
2.50%, 03/01/2032 212 208
2.50%, 11/01/2032 417 409
2.50%, 02/01/2033 114 112
2.50%, 03/01/2033 78 77
2.50%, 03/01/2033 272 267
2.50%, 04/01/2033 129 124
2.50%, 05/01/2033 52 50
2.50%, 06/01/2033 91 88
2.50%, 11/01/2036 73 67
2.50%, 02/01/2043 93 85
2.50%, 03/01/2043 73 67
3.00%, 01/01/2027 49 49
3.00%, 03/01/2027 38 38
3.00%, 05/01/2027 42 42
3.00%, 10/01/2028 138 138
3.00%, 07/01/2029 175 175
3.00%, 08/01/2029 77 76
3.00%, 10/01/2029 45 45
3.00%, 11/01/2029 77 77
3.00%, 07/01/2030 172 172
3.00%, 09/01/2030 232 231
3.00%, 11/01/2030 41 41
3.00%, 11/01/2030 85 85
3.00%, 01/01/2031 81 80
3.00%, 04/01/2031 160 159
3.00%, 02/01/2032 36 36
3.00%, 05/01/2032 60 59
3.00%, 12/01/2032 266 263
3.00%, 12/01/2032 252 250
3.00%, 01/01/2033 361 359
3.00%, 02/01/2033 210 208
3.00%, 03/01/2033 150 149
3.00%, 04/01/2033 113 111
3.00%, 04/01/2033 90 89
3.00%, 06/01/2033 71 69
3.00%, 09/01/2033 98 96
3.00%, 09/01/2033 105 104
3.00%, 12/01/2034 26 25
3.00%, 01/01/2035 17 17
3.00%, 02/01/2035 26 25
3.00%, 05/01/2035 208 204

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 02/01/2036 $ 48 $ 47
3.00%, 09/01/2036 52 51
3.00%, 02/01/2037 60 58
3.00%, 05/01/2037 68 66
3.00%, 06/01/2037 71 69
3.00%, 07/01/2037 109 107
3.00%, 09/01/2037 23 22
3.00%, 01/01/2043 151 145
3.00%, 01/01/2043 158 152
3.00%, 02/01/2043 663 634
3.00%, 03/01/2043 386 369
3.00%, 04/01/2043 134 128
3.00%, 05/01/2043 132 126
3.00%, 06/01/2043 246 235
3.00%, 07/01/2043 250 239
3.00%, 07/01/2043 238 228
3.00%, 07/01/2043 426 407
3.00%, 07/01/2043 395 377
3.00%, 08/01/2043 53 50
3.00%, 08/01/2043 72 69
3.00%, 08/01/2043 134 128
3.00%, 08/01/2043 719 688
3.00%, 09/01/2043 270 258
3.00%, 09/01/2043 284 272
3.00%, 09/01/2043 127 121
3.00%, 10/01/2043 100 96
3.00%, 10/01/2043 263 251
3.00%, 03/01/2045 223 213
3.00%, 04/01/2045 81 77
3.00%, 06/01/2045 293 278
3.00%, 07/01/2045 172 163
3.00%, 07/01/2045 236 225
3.00%, 08/01/2045 336 319
3.00%, 08/01/2045 103 98
3.00%, 08/01/2045 102 97
3.00%, 12/01/2045 462 439
3.00%, 03/01/2046 202 191
3.00%, 03/01/2046 57 54
3.00%, 04/01/2046 275 261
3.00%, 04/01/2046 27 26
3.00%, 05/01/2046 71 67
3.00%, 09/01/2046 329 312
3.00%, 10/01/2046 377 358
3.00%, 11/01/2046 566 536
3.00%, 11/01/2046 57 54
3.00%, 11/01/2046 337 319
3.00%, 11/01/2046 371 351
3.00%, 12/01/2046 419 397
3.00%, 12/01/2046 466 441
3.00%, 01/01/2047 638 605
3.00%, 03/01/2047 638 603
3.00%, 03/01/2048 231 218
3.50%, 10/01/2025 40 40
3.50%, 11/01/2025 48 48
3.50%, 12/01/2026 47 47
3.50%, 01/01/2029 69 69
3.50%, 01/01/2032 50 50
3.50%, 02/01/2032 31 31
3.50%, 03/01/2032 37 37
3.50%, 04/01/2032 38 38
3.50%, 08/01/2032 28 28
3.50%, 09/01/2033 102 102
3.50%, 01/01/2034 31 31
3.50%, 01/01/2035 66 66
3.50%, 02/01/2035 56 56
3.50%, 07/01/2035 91 91
3.50%, 09/01/2035 135 135
3.50%, 04/01/2037 37 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2037 $ 72 $ 71
3.50%, 05/01/2041 47 46
3.50%, 02/01/2042 130 128
3.50%, 04/01/2042 44 44
3.50%, 06/01/2042 102 100
3.50%, 07/01/2042 119 117
3.50%, 07/01/2042 156 154
3.50%, 08/01/2042 69 67
3.50%, 08/01/2042 158 155
3.50%, 02/01/2044 219 214
3.50%, 06/01/2044 207 203
3.50%, 09/01/2044 114 112
3.50%, 02/01/2045 129 126
3.50%, 03/01/2045 184 180
3.50%, 06/01/2045 212 208
3.50%, 07/01/2045 349 342
3.50%, 09/01/2045 180 176
3.50%, 10/01/2045 205 201
3.50%, 11/01/2045 337 330
3.50%, 12/01/2045 247 241
3.50%, 12/01/2045 276 270
3.50%, 12/01/2045 33 33
3.50%, 01/01/2046 23 22
3.50%, 01/01/2046 96 94
3.50%, 03/01/2046 169 165
3.50%, 03/01/2046 867 849
3.50%, 04/01/2046 210 205
3.50%, 05/01/2046 225 222
3.50%, 06/01/2046 262 255
3.50%, 08/01/2046 187 184
3.50%, 04/01/2047 276 270
3.50%, 11/01/2047 305 299
3.50%, 11/01/2047 198 194
3.50%, 05/01/2048 35 34
3.50%, 06/01/2048 121 118
3.50%, 06/01/2048 340 333
3.50%, 09/01/2048 112 109
4.00%, 06/01/2025 25 26
4.00%, 07/01/2025 40 41
4.00%, 12/01/2030 16 17
4.00%, 08/01/2031 15 16
4.00%, 10/01/2031 24 25
4.00%, 11/01/2031 7 7
4.00%, 12/01/2031 12 12
4.00%, 11/01/2033 33 34
4.00%, 01/01/2034 59 60
4.00%, 07/01/2035 22 22
4.00%, 03/01/2037 91 93
4.00%, 05/01/2038 33 33
4.00%, 02/01/2041 79 80
4.00%, 06/01/2042 49 50
4.00%, 06/01/2042 59 59
4.00%, 08/01/2043 357 360
4.00%, 01/01/2044 62 63
4.00%, 02/01/2044 156 157
4.00%, 03/01/2044 58 58
4.00%, 04/01/2044 154 155
4.00%, 05/01/2044 40 40
4.00%, 07/01/2044 84 85
4.00%, 07/01/2044 73 73
4.00%, 10/01/2044 106 107
4.00%, 11/01/2044 235 237
4.00%, 12/01/2044 234 236
4.00%, 01/01/2045 64 64
4.00%, 02/01/2045 73 74
4.00%, 04/01/2045 76 77
4.00%, 05/01/2045 47 47
4.00%, 06/01/2045 93 94

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2045 $ 94 $ 94
4.00%, 08/01/2045 325 327
4.00%, 08/01/2045 34 34
4.00%, 08/01/2045 34 35
4.00%, 09/01/2045 86 86
4.00%, 09/01/2045 355 358
4.00%, 10/01/2045 356 359
4.00%, 11/01/2045 232 233
4.00%, 12/01/2045 105 106
4.00%, 03/01/2047 272 275
4.00%, 08/01/2047 289 290
4.00%, 10/01/2047 207 207
4.00%, 12/01/2047 339 341
4.00%, 07/01/2048 187 187
4.00%, 08/01/2048 111 111
4.00%, 09/01/2048 264 265
4.50%, 08/01/2023 10 10
4.50%, 05/01/2024 12 13
4.50%, 02/01/2030 5 5
4.50%, 08/01/2030 4 4
4.50%, 05/01/2031 5 5
4.50%, 06/01/2031 36 37
4.50%, 06/01/2039 59 61
4.50%, 10/01/2039 41 43
4.50%, 10/01/2040 59 61
4.50%, 03/01/2041 117 121
4.50%, 03/01/2041 168 170
4.50%, 11/01/2041 141 146
4.50%, 09/01/2043 69 72
4.50%, 11/01/2043 33 34
4.50%, 11/01/2043 72 75
4.50%, 01/01/2044 63 64
4.50%, 01/01/2044 61 62
4.50%, 03/01/2044 66 68
4.50%, 05/01/2044 83 85
4.50%, 07/01/2044 41 43
4.50%, 09/01/2044 41 42
4.50%, 10/01/2045 90 93
4.50%, 02/01/2046 223 225
4.50%, 03/01/2047 39 40
4.50%, 03/01/2047 161 164
4.50%, 04/01/2047 36 37
4.50%, 06/01/2047 84 85
4.50%, 09/01/2047 91 93
4.50%, 11/01/2047 24 24
4.50%, 05/01/2048 71 71
4.50%, 07/01/2048 136 138
4.50%, 11/01/2048 76 77
4.50%, 01/01/2049 280 282
4.50%, 05/01/2049 711 719
5.00%, 09/01/2023 8 8
5.00%, 04/01/2024 5 5
5.00%, 01/01/2025 23 23
5.00%, 12/01/2027 15 15
5.00%, 02/01/2030 2 2
5.00%, 03/01/2030 1 2
5.00%, 04/01/2034 48 49
5.00%, 06/01/2035 61 65
5.00%, 01/01/2038 98 103
5.00%, 11/01/2038 81 85
5.00%, 12/01/2038 91 96
5.00%, 09/01/2039 144 152
5.00%, 01/01/2040 77 81
5.00%, 05/01/2040 35 37
5.00%, 04/01/2041 55 58
5.00%, 06/01/2041 55 56
5.00%, 11/01/2041 65 66
5.00%, 11/01/2041 50 53
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 01/01/2028 $ 31 $ 32
5.50%, 04/01/2036 47 50
5.50%, 12/01/2036 57 61
5.50%, 12/01/2036 55 59
5.50%, 03/01/2039 86 92
5.50%, 04/01/2039 54 58
5.50%, 02/01/2040 83 89
5.50%, 06/01/2041 118 126
6.00%, 02/01/2027 3 4
$ 38,240
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .33%
1.50%, 03/01/2036 4,945 4,504
1.50%, 11/01/2036 3,861 3,515
1.50%, 11/01/2050 2,370 1,977
1.50%, 01/01/2051 10,601 8,831
1.50%, 06/01/2051 7,715 6,426
2.00%, 09/01/2028 60 59
2.00%, 05/01/2030 117 112
2.00%, 04/01/2032 75 72
2.00%, 05/01/2036 3,982 3,725
2.00%, 06/01/2036 3,538 3,307
2.00%, 07/01/2037
(k)
23,300 21,747
2.00%, 04/01/2051 14,771 12,884
2.00%, 04/01/2051 8,994 7,843
2.00%, 04/01/2051 5,393 4,706
2.00%, 04/01/2051 31,951 27,884
2.00%, 04/01/2051 8,939 7,823
2.00%, 05/01/2051 18,320 15,980
2.00%, 06/01/2051 7,291 6,357
2.00%, 07/01/2051 8,169 7,122
2.00%, 09/01/2051 10,376 9,045
2.00%, 10/01/2051 7,286 6,351
2.00%, 10/01/2051 2,846 2,485
2.00%, 11/01/2051 7,731 6,739
2.00%, 12/01/2051 9,651 8,413
2.00%, 12/01/2051 12,616 10,998
2.00%, 01/01/2052 9,155 7,981
2.50%, 01/01/2028 64 63
2.50%, 07/01/2028 84 83
2.50%, 08/01/2028 81 80
2.50%, 08/01/2028 42 41
2.50%, 09/01/2028 94 92
2.50%, 07/01/2029 179 174
2.50%, 07/01/2029 53 52
2.50%, 07/01/2029 23 22
2.50%, 09/01/2029 102 100
2.50%, 12/01/2029 66 64
2.50%, 01/01/2030 84 83
2.50%, 04/01/2030 104 102
2.50%, 05/01/2030 218 214
2.50%, 06/01/2030 106 103
2.50%, 08/01/2030 58 57
2.50%, 08/01/2030 284 278
2.50%, 01/01/2031 115 113
2.50%, 01/01/2031 107 105
2.50%, 02/01/2031 163 160
2.50%, 02/01/2031 105 103
2.50%, 05/01/2031 61 60
2.50%, 06/01/2031 111 109
2.50%, 11/01/2031 1,133 1,111
2.50%, 12/01/2031 183 179
2.50%, 01/01/2032 217 213
2.50%, 01/01/2032 396 388
2.50%, 02/01/2032 315 305
2.50%, 03/01/2032 116 114
2.50%, 03/01/2032 63 60
2.50%, 11/01/2032 20 19

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2032 $ 59 $ 58
2.50%, 01/01/2033 70 69
2.50%, 02/01/2033 272 267
2.50%, 04/01/2033 532 522
2.50%, 07/01/2033 47 43
2.50%, 10/01/2034 585 562
2.50%, 02/01/2035 1,652 1,582
2.50%, 06/01/2035 2,100 2,011
2.50%, 10/01/2036 20 18
2.50%, 10/01/2036 42 39
2.50%, 12/01/2036 90 82
2.50%, 07/01/2037
(k)
3,300 3,151
2.50%, 07/01/2040 1,761 1,620
2.50%, 01/01/2043 278 253
2.50%, 08/01/2043 91 83
2.50%, 10/01/2043 171 156
2.50%, 12/01/2046 66 60
2.50%, 07/01/2050 4,680 4,237
2.50%, 08/01/2050 2,408 2,182
2.50%, 09/01/2050 5,408 4,896
2.50%, 10/01/2050 3,657 3,299
2.50%, 02/01/2051 7,993 7,243
2.50%, 07/01/2051 3,480 3,135
2.50%, 07/01/2051 2,192 1,975
2.50%, 08/01/2051 3,951 3,560
2.50%, 09/01/2051 9,174 8,269
2.50%, 09/01/2051 3,631 3,288
2.50%, 09/01/2051 3,281 2,956
2.50%, 10/01/2051 7,044 6,347
2.50%, 02/01/2052 6,851 6,198
2.50%, 02/01/2052 4,160 3,755
2.50%, 04/01/2052 6,922 6,250
2.50%, 05/01/2052 2,962 2,671
2.50%, 07/01/2052
(k)
44,100 39,651
3.00%, 11/01/2026 46 46
3.00%, 02/01/2027 81 81
3.00%, 04/01/2027 419 418
3.00%, 08/01/2027 59 59
3.00%, 10/01/2028 205 205
3.00%, 11/01/2028 72 72
3.00%, 02/01/2029 57 57
3.00%, 03/01/2029 106 105
3.00%, 03/01/2029 78 78
3.00%, 04/01/2029 79 78
3.00%, 05/01/2029 90 88
3.00%, 06/01/2029 56 56
3.00%, 08/01/2029 35 35
3.00%, 10/01/2029 56 55
3.00%, 10/01/2029 44 44
3.00%, 10/01/2029 42 41
3.00%, 11/01/2029 56 56
3.00%, 01/01/2030 87 87
3.00%, 01/01/2030 215 215
3.00%, 01/01/2030 232 231
3.00%, 03/01/2030 134 134
3.00%, 06/01/2030 119 119
3.00%, 06/01/2030 104 104
3.00%, 09/01/2030 48 48
3.00%, 09/01/2030 182 181
3.00%, 10/01/2030 133 132
3.00%, 02/01/2031 53 53
3.00%, 04/01/2032 598 596
3.00%, 05/01/2032 78 77
3.00%, 08/01/2032 119 117
3.00%, 01/01/2033 20 20
3.00%, 02/01/2033 296 293
3.00%, 02/01/2033 1,114 1,104
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2033 $ 357 $ 349
3.00%, 05/01/2034 84 83
3.00%, 05/01/2034 57 56
3.00%, 08/01/2034 251 248
3.00%, 10/01/2034 26 25
3.00%, 11/01/2034 74 73
3.00%, 12/01/2034 905 892
3.00%, 02/01/2035 73 72
3.00%, 02/01/2035 76 75
3.00%, 03/01/2035 34 33
3.00%, 04/01/2035 33 33
3.00%, 06/01/2035 89 87
3.00%, 07/01/2035 32 32
3.00%, 11/01/2035 47 46
3.00%, 07/01/2036 69 68
3.00%, 12/01/2036 151 148
3.00%, 12/01/2036 109 107
3.00%, 12/01/2036 229 224
3.00%, 02/01/2037 96 93
3.00%, 02/01/2037 15 14
3.00%, 04/01/2037 75 73
3.00%, 04/01/2037 45 44
3.00%, 07/01/2037 29 28
3.00%, 08/01/2037 42 41
3.00%, 09/01/2037 123 118
3.00%, 06/01/2040 1,418 1,339
3.00%, 04/01/2042 83 79
3.00%, 09/01/2042 38 37
3.00%, 12/01/2042 98 94
3.00%, 02/01/2043 282 269
3.00%, 02/01/2043 427 408
3.00%, 02/01/2043 215 206
3.00%, 04/01/2043 232 221
3.00%, 04/01/2043 160 153
3.00%, 04/01/2043 170 162
3.00%, 04/01/2043 122 117
3.00%, 04/01/2043 220 210
3.00%, 04/01/2043 259 248
3.00%, 04/01/2043 167 159
3.00%, 04/01/2043 449 430
3.00%, 04/01/2043 111 106
3.00%, 05/01/2043 104 99
3.00%, 05/01/2043 207 198
3.00%, 05/01/2043 20 19
3.00%, 05/01/2043 171 163
3.00%, 06/01/2043 357 341
3.00%, 06/01/2043 147 141
3.00%, 06/01/2043 157 150
3.00%, 06/01/2043 216 206
3.00%, 06/01/2043 391 373
3.00%, 07/01/2043 277 264
3.00%, 07/01/2043 120 114
3.00%, 07/01/2043 57 54
3.00%, 08/01/2043 75 71
3.00%, 08/01/2043 77 73
3.00%, 08/01/2043 380 363
3.00%, 08/01/2043 242 231
3.00%, 08/01/2043 50 48
3.00%, 08/01/2043 143 137
3.00%, 09/01/2043 321 307
3.00%, 09/01/2043 169 161
3.00%, 10/01/2043 391 373
3.00%, 10/01/2043 33 32
3.00%, 11/01/2043 46 44
3.00%, 11/01/2043 135 129
3.00%, 11/01/2043 72 68
3.00%, 01/01/2044 66 63

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2045 $ 187 $ 178
3.00%, 05/01/2045 270 257
3.00%, 09/01/2045 37 35
3.00%, 10/01/2045 167 159
3.00%, 11/01/2045 84 80
3.00%, 11/01/2045 37 35
3.00%, 12/01/2045 234 222
3.00%, 01/01/2046 150 142
3.00%, 02/01/2046 257 244
3.00%, 02/01/2046 58 55
3.00%, 02/01/2046 253 241
3.00%, 04/01/2046 49 47
3.00%, 05/01/2046 96 91
3.00%, 05/01/2046 155 147
3.00%, 05/01/2046 44 42
3.00%, 06/01/2046 84 79
3.00%, 08/01/2046 146 138
3.00%, 08/01/2046 182 172
3.00%, 09/01/2046 116 110
3.00%, 09/01/2046 73 69
3.00%, 10/01/2046 571 541
3.00%, 10/01/2046 71 67
3.00%, 11/01/2046 283 268
3.00%, 11/01/2046 42 40
3.00%, 11/01/2046 351 332
3.00%, 11/01/2046 51 49
3.00%, 11/01/2046 412 392
3.00%, 11/01/2046 250 237
3.00%, 12/01/2046 439 415
3.00%, 12/01/2046 786 749
3.00%, 01/01/2047 274 259
3.00%, 01/01/2047 438 414
3.00%, 02/01/2047 83 79
3.00%, 02/01/2047 326 309
3.00%, 05/01/2047 182 172
3.00%, 10/01/2048 24 23
3.00%, 09/01/2049 2,296 2,144
3.00%, 10/01/2049 5,843 5,472
3.00%, 11/01/2049 1,169 1,093
3.00%, 11/01/2049 726 679
3.00%, 11/01/2049 1,774 1,664
3.00%, 11/01/2049 347 324
3.00%, 12/01/2049 4,407 4,134
3.00%, 03/01/2050 3,522 3,304
3.00%, 03/01/2050 3,859 3,601
3.00%, 06/01/2050 3,112 2,906
3.00%, 07/01/2050 1,436 1,340
3.00%, 07/01/2050 6,935 6,514
3.00%, 10/01/2050 2,331 2,182
3.00%, 07/01/2052
(k)
7,700 7,170
3.50%, 10/01/2025 58 58
3.50%, 11/01/2025 36 36
3.50%, 11/01/2025 91 91
3.50%, 01/01/2026 52 52
3.50%, 03/01/2026 76 75
3.50%, 12/01/2026 71 71
3.50%, 02/01/2027 44 44
3.50%, 11/01/2028 78 79
3.50%, 12/01/2028 47 47
3.50%, 03/01/2029 74 74
3.50%, 01/01/2031 4 4
3.50%, 04/01/2031 7 7
3.50%, 02/01/2032 31 31
3.50%, 04/01/2032 31 31
3.50%, 05/01/2032 68 68
3.50%, 06/01/2032 142 142
3.50%, 07/01/2032 45 45
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2032 $ 66 $ 66
3.50%, 12/01/2032 1,476 1,477
3.50%, 09/01/2033 48 48
3.50%, 09/01/2033 36 36
3.50%, 10/01/2033 175 175
3.50%, 10/01/2033 74 74
3.50%, 11/01/2033 79 79
3.50%, 01/01/2034 49 49
3.50%, 06/01/2034 83 83
3.50%, 08/01/2034 21 21
3.50%, 11/01/2034 51 51
3.50%, 02/01/2035 841 840
3.50%, 12/01/2035 102 102
3.50%, 07/01/2036 111 110
3.50%, 02/01/2037 79 79
3.50%, 03/01/2037 91 91
3.50%, 05/01/2037 17 17
3.50%, 07/01/2037 35 35
3.50%, 10/01/2037 40 39
3.50%, 01/01/2038 108 107
3.50%, 01/01/2041 396 390
3.50%, 03/01/2041 537 527
3.50%, 10/01/2041 48 47
3.50%, 12/01/2041 160 157
3.50%, 12/01/2041 169 166
3.50%, 01/01/2042 58 57
3.50%, 03/01/2042 53 52
3.50%, 03/01/2042 145 142
3.50%, 03/01/2042 36 36
3.50%, 05/01/2042 46 45
3.50%, 05/01/2042 282 277
3.50%, 07/01/2042 66 65
3.50%, 07/01/2042 36 35
3.50%, 10/01/2042 313 308
3.50%, 04/01/2043 106 104
3.50%, 05/01/2043 99 97
3.50%, 05/01/2043 262 258
3.50%, 05/01/2043 308 303
3.50%, 06/01/2043 263 258
3.50%, 07/01/2043 118 116
3.50%, 07/01/2043 299 293
3.50%, 08/01/2043 215 211
3.50%, 08/01/2043 68 66
3.50%, 09/01/2043 77 76
3.50%, 12/01/2043 66 65
3.50%, 01/01/2044 887 872
3.50%, 02/01/2044 65 64
3.50%, 07/01/2044 426 418
3.50%, 10/01/2044 175 172
3.50%, 10/01/2044 65 64
3.50%, 11/01/2044 175 172
3.50%, 12/01/2044 31 31
3.50%, 12/01/2044 132 130
3.50%, 12/01/2044 181 177
3.50%, 01/01/2045 203 199
3.50%, 04/01/2045 180 176
3.50%, 05/01/2045 70 68
3.50%, 07/01/2045 194 190
3.50%, 07/01/2045 34 33
3.50%, 08/01/2045 193 189
3.50%, 08/01/2045 171 167
3.50%, 09/01/2045 261 255
3.50%, 09/01/2045 221 216
3.50%, 09/01/2045 88 86
3.50%, 11/01/2045 83 81
3.50%, 11/01/2045 150 147
3.50%, 12/01/2045 164 161

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2045 $ 288 $ 281
3.50%, 12/01/2045 204 199
3.50%, 01/01/2046 317 310
3.50%, 01/01/2046 245 238
3.50%, 02/01/2046 49 48
3.50%, 02/01/2046 131 128
3.50%, 03/01/2046 172 167
3.50%, 03/01/2046 205 200
3.50%, 05/01/2046 205 201
3.50%, 06/01/2046 53 51
3.50%, 07/01/2046 183 179
3.50%, 09/01/2046 171 168
3.50%, 11/01/2046 370 362
3.50%, 12/01/2046 206 201
3.50%, 01/01/2047 464 455
3.50%, 02/01/2047 331 324
3.50%, 03/01/2047 39 38
3.50%, 09/01/2047 98 96
3.50%, 11/01/2047 388 378
3.50%, 01/01/2048 383 373
3.50%, 02/01/2048 32 31
3.50%, 02/01/2048 316 308
3.50%, 03/01/2048 244 238
3.50%, 04/01/2048 156 153
3.50%, 10/01/2048 47 46
3.50%, 10/01/2048 31 30
3.50%, 04/01/2049 245 240
3.50%, 06/01/2049 603 585
3.50%, 06/01/2049 489 476
3.50%, 06/01/2049 458 445
3.50%, 07/01/2049 1,298 1,262
3.50%, 07/01/2049 1,429 1,392
3.50%, 07/01/2049 667 648
3.50%, 08/01/2049 655 636
3.50%, 09/01/2049 721 700
3.50%, 11/01/2049 1,373 1,334
3.50%, 11/01/2049 1,231 1,198
3.50%, 11/01/2049 3,603 3,530
3.50%, 05/01/2050 1,291 1,253
3.50%, 09/01/2050 1,957 1,932
3.50%, 05/01/2052 4,963 4,808
3.50%, 07/01/2052
(k)
11,000 10,578
4.00%, 07/01/2025 48 49
4.00%, 04/01/2029 2 2
4.00%, 10/01/2030 5 5
4.00%, 12/01/2030 48 49
4.00%, 02/01/2031 16 17
4.00%, 03/01/2031 305 308
4.00%, 07/01/2031 11 11
4.00%, 10/01/2031 44 45
4.00%, 11/01/2031 10 11
4.00%, 12/01/2031 9 9
4.00%, 01/01/2032 13 13
4.00%, 09/01/2033 91 93
4.00%, 01/01/2036 87 88
4.00%, 02/01/2036 62 63
4.00%, 06/01/2036 51 52
4.00%, 01/01/2037 70 72
4.00%, 02/01/2037 157 160
4.00%, 07/01/2038 105 105
4.00%, 02/01/2039 29 29
4.00%, 10/01/2039 47 48
4.00%, 01/01/2041 169 171
4.00%, 02/01/2041 108 109
4.00%, 02/01/2041 41 42
4.00%, 09/01/2041 61 62
4.00%, 02/01/2043 63 63
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 12/01/2043 $ 55 $ 55
4.00%, 01/01/2044 177 178
4.00%, 06/01/2044 65 66
4.00%, 06/01/2044 142 143
4.00%, 07/01/2044 96 97
4.00%, 07/01/2044 116 117
4.00%, 09/01/2044 59 59
4.00%, 10/01/2044 157 158
4.00%, 10/01/2044 94 95
4.00%, 11/01/2044 116 116
4.00%, 12/01/2044 33 33
4.00%, 12/01/2044 126 126
4.00%, 01/01/2045 31 31
4.00%, 02/01/2045 137 138
4.00%, 02/01/2045 62 63
4.00%, 02/01/2045 126 127
4.00%, 07/01/2045 78 78
4.00%, 07/01/2045 104 105
4.00%, 09/01/2045 126 127
4.00%, 10/01/2045 114 115
4.00%, 10/01/2045 40 40
4.00%, 11/01/2045 198 199
4.00%, 11/01/2045 49 49
4.00%, 12/01/2045 50 50
4.00%, 12/01/2045 78 78
4.00%, 01/01/2046 201 203
4.00%, 02/01/2046 39 39
4.00%, 02/01/2046 180 180
4.00%, 03/01/2046 65 65
4.00%, 03/01/2046 43 42
4.00%, 04/01/2046 94 94
4.00%, 07/01/2046 165 166
4.00%, 04/01/2047 267 268
4.00%, 06/01/2047 192 193
4.00%, 08/01/2047 134 134
4.00%, 08/01/2047 232 232
4.00%, 08/01/2047 41 41
4.00%, 08/01/2047 288 288
4.00%, 09/01/2047 266 267
4.00%, 11/01/2047 519 521
4.00%, 01/01/2048 416 419
4.00%, 02/01/2048 191 191
4.00%, 03/01/2048 3,561 3,590
4.00%, 03/01/2048 92 92
4.00%, 05/01/2048 519 523
4.00%, 06/01/2048 148 148
4.00%, 06/01/2048 388 389
4.00%, 07/01/2048 112 112
4.00%, 08/01/2048 49 49
4.00%, 08/01/2048 51 51
4.00%, 09/01/2048 145 145
4.00%, 09/01/2048 222 222
4.00%, 01/01/2049 2,194 2,192
4.00%, 01/01/2049 1,261 1,262
4.00%, 03/01/2049 167 167
4.00%, 04/01/2049 308 308
4.00%, 04/01/2049 220 220
4.00%, 07/01/2049 1,179 1,176
4.00%, 08/01/2049 693 690
4.00%, 10/01/2049 481 481
4.00%, 10/01/2049 353 352
4.00%, 11/01/2049 500 499
4.00%, 04/01/2050 2,029 2,020
4.00%, 07/01/2052
(k)
8,000 7,889
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 5 5
4.50%, 04/01/2030 2 2

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2030 $ 32 $ 33
4.50%, 09/01/2030 27 27
4.50%, 01/01/2031 6 6
4.50%, 04/01/2031 3 3
4.50%, 05/01/2031 5 5
4.50%, 07/01/2031 23 23
4.50%, 08/01/2031 12 12
4.50%, 02/01/2035 55 57
4.50%, 08/01/2040 115 118
4.50%, 08/01/2040 37 37
4.50%, 06/01/2041 59 61
4.50%, 09/01/2041 91 94
4.50%, 09/01/2043 43 44
4.50%, 10/01/2043 85 88
4.50%, 01/01/2044 269 275
4.50%, 01/01/2044 175 180
4.50%, 02/01/2044 123 126
4.50%, 03/01/2044 53 54
4.50%, 03/01/2044 65 67
4.50%, 05/01/2044 60 61
4.50%, 05/01/2044 44 46
4.50%, 05/01/2044 213 219
4.50%, 06/01/2044 109 112
4.50%, 08/01/2044 84 86
4.50%, 08/01/2044 90 92
4.50%, 12/01/2044 229 236
4.50%, 04/01/2046 64 65
4.50%, 08/01/2046 58 59
4.50%, 01/01/2047 59 60
4.50%, 02/01/2047 35 35
4.50%, 02/01/2047 101 104
4.50%, 03/01/2047 112 114
4.50%, 10/01/2047 73 74
4.50%, 11/01/2047 137 140
4.50%, 02/01/2048 107 108
4.50%, 04/01/2048 301 305
4.50%, 05/01/2048 180 182
4.50%, 07/01/2048 2,054 2,072
4.50%, 08/01/2048 51 51
4.50%, 08/01/2048 54 54
4.50%, 10/01/2048 395 399
4.50%, 10/01/2048 240 242
4.50%, 12/01/2048 958 974
4.50%, 03/01/2049 2,242 2,262
4.50%, 04/01/2049 214 216
4.50%, 05/01/2049 1,704 1,729
4.50%, 07/01/2049 682 687
4.50%, 07/01/2049 331 335
4.50%, 09/01/2049 366 369
4.50%, 09/01/2049 2,473 2,491
5.00%, 07/01/2024 1 1
5.00%, 04/01/2029 4 4
5.00%, 09/01/2029 50 52
5.00%, 03/01/2030 6 7
5.00%, 08/01/2030 7 8
5.00%, 07/01/2035 70 74
5.00%, 04/01/2037 97 99
5.00%, 01/01/2039 146 151
5.00%, 07/01/2039 67 71
5.00%, 07/01/2039 59 62
5.00%, 02/01/2041 65 68
5.00%, 02/01/2041 113 119
5.00%, 05/01/2042 158 166
5.00%, 03/01/2044 79 83
5.00%, 03/01/2044 47 49
5.00%, 05/01/2044 50 52
5.00%, 11/01/2044 100 104
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 04/01/2048 $ 67 $ 69
5.00%, 09/01/2048 666 683
5.00%, 05/01/2049 49 51
5.00%, 06/01/2049 441 454
5.00%, 07/01/2049 243 251
5.00%, 08/01/2049 236 244
5.50%, 08/01/2023 3 3
5.50%, 10/01/2023 7 7
5.50%, 11/01/2023 9 10
5.50%, 02/01/2026 18 19
5.50%, 03/01/2027 20 20
5.50%, 06/01/2028 2 2
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 8 8
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 6 6
5.50%, 11/01/2035 119 128
5.50%, 12/01/2036 54 58
5.50%, 03/01/2037 77 82
5.50%, 08/01/2037 56 60
5.50%, 08/01/2037 58 62
5.50%, 08/01/2037 70 75
5.50%, 05/01/2038 99 106
5.50%, 06/01/2038 45 49
6.00%, 05/01/2041 95 103
6.50%, 01/01/2038 46 50
$ 486,125
Government National Mortgage Association (GNMA) - 6 .17%
2.00%, 08/20/2050 7,142 6,384
2.00%, 01/20/2051 8,120 7,246
2.00%, 02/20/2051 20,646 18,407
2.00%, 05/20/2051 5,561 4,953
2.50%, 03/20/2028 39 39
2.50%, 07/20/2028 43 42
2.50%, 03/20/2031 50 48
2.50%, 05/20/2032 62 60
2.50%, 07/20/2043 98 90
2.50%, 06/20/2045 55 50
2.50%, 12/20/2046 114 105
2.50%, 01/20/2047 168 154
2.50%, 06/20/2050 14,360 13,198
2.50%, 05/20/2051 9,406 8,645
2.50%, 07/01/2052 17,000 15,555
3.00%, 07/20/2030 85 83
3.00%, 01/20/2031 53 52
3.00%, 07/20/2032 62 61
3.00%, 01/20/2033 28 28
3.00%, 09/20/2042 592 568
3.00%, 10/15/2042 105 100
3.00%, 12/20/2042 167 160
3.00%, 01/20/2043 233 223
3.00%, 03/20/2043 309 297
3.00%, 03/20/2043 121 114
3.00%, 04/20/2043 401 384
3.00%, 06/15/2043 142 136
3.00%, 06/20/2043 87 84
3.00%, 07/15/2043 40 38
3.00%, 08/15/2043 76 72
3.00%, 08/15/2043 70 67
3.00%, 08/20/2043 41 40
3.00%, 09/20/2043 159 153
3.00%, 10/20/2043 84 80
3.00%, 11/20/2043 62 59
3.00%, 03/20/2044 125 120
3.00%, 08/20/2044 470 451
3.00%, 11/15/2044 230 218
3.00%, 11/20/2044 155 148

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 12/20/2044 $ 154 $ 148
3.00%, 02/15/2045 173 165
3.00%, 05/20/2045 135 129
3.00%, 07/15/2045 72 68
3.00%, 07/20/2045 1,061 1,018
3.00%, 08/15/2045 163 154
3.00%, 08/20/2045 335 322
3.00%, 10/20/2045 292 280
3.00%, 11/20/2045 172 165
3.00%, 12/20/2045 239 229
3.00%, 01/20/2046 59 57
3.00%, 02/20/2046 80 76
3.00%, 03/20/2046 378 362
3.00%, 04/20/2046 244 234
3.00%, 05/20/2046 225 215
3.00%, 06/20/2046 339 325
3.00%, 07/20/2046 1,017 975
3.00%, 08/20/2046 693 664
3.00%, 09/20/2046 405 389
3.00%, 10/20/2046 268 257
3.00%, 11/20/2046 193 181
3.00%, 11/20/2046 411 394
3.00%, 12/20/2046 503 482
3.00%, 01/20/2047 332 319
3.00%, 07/20/2047 15 15
3.00%, 10/20/2047 343 328
3.00%, 11/20/2047 163 155
3.00%, 12/20/2047 537 512
3.00%, 01/20/2048 231 220
3.00%, 02/20/2048 244 233
3.00%, 03/20/2048 230 219
3.00%, 11/20/2049 8,517 8,088
3.00%, 07/01/2052 9,000 8,483
3.50%, 09/20/2028 54 54
3.50%, 04/20/2042 387 384
3.50%, 05/20/2042 409 406
3.50%, 06/20/2042 115 114
3.50%, 07/20/2042 456 453
3.50%, 10/20/2042 276 272
3.50%, 01/15/2043 108 107
3.50%, 01/20/2043 150 148
3.50%, 02/20/2043 451 447
3.50%, 03/20/2043 203 201
3.50%, 03/20/2043 423 418
3.50%, 04/15/2043 56 55
3.50%, 04/20/2043 289 284
3.50%, 04/20/2043 411 408
3.50%, 07/20/2043 491 488
3.50%, 08/15/2043 39 39
3.50%, 08/20/2043 376 373
3.50%, 09/20/2043 250 248
3.50%, 07/20/2044 271 269
3.50%, 08/20/2044 286 284
3.50%, 09/20/2044 107 106
3.50%, 10/20/2044 113 112
3.50%, 11/20/2044 121 120
3.50%, 12/20/2044 134 133
3.50%, 02/20/2045 133 132
3.50%, 05/20/2045 172 171
3.50%, 06/20/2045 36 36
3.50%, 07/20/2045 258 256
3.50%, 08/20/2045 120 119
3.50%, 09/20/2045 64 63
3.50%, 10/20/2045 474 468
3.50%, 11/20/2045 390 386
3.50%, 12/20/2045 248 245
3.50%, 01/20/2046 615 607
3.50%, 02/20/2046 34 33
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2046 $ 3,163 $ 3,125
3.50%, 04/20/2046 244 241
3.50%, 05/20/2046 330 326
3.50%, 06/20/2046 1,431 1,410
3.50%, 07/15/2046 33 33
3.50%, 07/20/2046 171 168
3.50%, 08/20/2046 766 755
3.50%, 09/20/2046 318 314
3.50%, 10/20/2046 379 374
3.50%, 11/20/2046 289 283
3.50%, 12/20/2046 321 317
3.50%, 01/20/2047 319 315
3.50%, 02/20/2047 189 186
3.50%, 03/20/2047 252 248
3.50%, 04/20/2047 606 596
3.50%, 05/20/2047 181 178
3.50%, 06/20/2047 278 274
3.50%, 07/20/2047 506 498
3.50%, 08/20/2047 802 789
3.50%, 09/20/2047 58 58
3.50%, 10/20/2047 197 194
3.50%, 11/20/2047 257 253
3.50%, 12/20/2047 293 288
3.50%, 01/20/2048 412 405
3.50%, 02/20/2048 64 63
3.50%, 07/20/2048 128 126
3.50%, 07/01/2052 4,000 3,886
4.00%, 08/15/2040 36 37
4.00%, 12/20/2040 18 19
4.00%, 08/15/2041 28 29
4.00%, 11/15/2041 51 52
4.00%, 03/15/2042 28 28
4.00%, 03/20/2042 80 82
4.00%, 04/20/2042 71 72
4.00%, 05/15/2042 92 93
4.00%, 10/20/2043 38 38
4.00%, 11/20/2043 88 89
4.00%, 02/20/2044 214 215
4.00%, 03/15/2044 72 74
4.00%, 05/20/2044 137 139
4.00%, 06/20/2044 102 103
4.00%, 07/20/2044 415 418
4.00%, 08/20/2044 296 299
4.00%, 09/20/2044 269 271
4.00%, 10/20/2044 355 358
4.00%, 11/20/2044 156 158
4.00%, 12/20/2044 286 289
4.00%, 01/20/2045 242 243
4.00%, 04/20/2045 152 153
4.00%, 05/15/2045 90 91
4.00%, 07/20/2045 57 57
4.00%, 08/20/2045 146 147
4.00%, 09/20/2045 204 206
4.00%, 10/20/2045 110 110
4.00%, 11/20/2045 40 40
4.00%, 12/15/2045 45 46
4.00%, 12/20/2045 102 103
4.00%, 01/20/2046 63 64
4.00%, 02/20/2046 93 93
4.00%, 04/20/2046 151 151
4.00%, 05/20/2046 74 75
4.00%, 07/20/2046 156 157
4.00%, 01/20/2047 302 304
4.00%, 02/20/2047 235 236
4.00%, 03/20/2047 217 219
4.00%, 05/20/2047 289 290
4.00%, 06/20/2047 291 293
4.00%, 07/20/2047 705 709

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 08/20/2047 $ 34 $ 34
4.00%, 09/20/2047 2,220 2,237
4.00%, 10/20/2047 163 164
4.00%, 07/01/2052 2,500 2,489
4.50%, 02/15/2039 72 75
4.50%, 05/15/2039 50 52
4.50%, 11/15/2039 188 196
4.50%, 04/15/2040 140 147
4.50%, 01/20/2041 22 23
4.50%, 02/20/2041 22 23
4.50%, 03/20/2041 17 18
4.50%, 07/15/2041 43 45
4.50%, 05/20/2043 69 72
4.50%, 06/20/2043 75 78
4.50%, 10/20/2043 61 64
4.50%, 11/20/2043 196 207
4.50%, 03/20/2044 284 299
4.50%, 04/20/2044 12 13
4.50%, 05/20/2044 207 219
4.50%, 07/20/2044 107 112
4.50%, 12/20/2044 45 47
4.50%, 02/20/2045 116 121
4.50%, 03/20/2045 50 52
4.50%, 04/20/2045 61 64
4.50%, 06/20/2046 58 61
4.50%, 12/20/2046 179 189
4.50%, 02/20/2047 103 107
4.50%, 04/20/2047 70 73
4.50%, 06/15/2047 45 46
4.50%, 08/20/2047 146 151
4.50%, 10/20/2047 70 72
4.50%, 02/20/2048 1,116 1,150
4.50%, 05/20/2048 793 812
4.50%, 08/20/2048 203 206
4.50%, 10/20/2048 121 124
4.50%, 11/20/2048 185 188
4.50%, 12/20/2048 54 55
5.00%, 07/15/2035 49 51
5.00%, 04/15/2041 136 142
5.00%, 08/20/2041 46 49
5.00%, 04/20/2042 37 40
5.00%, 12/20/2042 111 118
5.00%, 07/20/2043 62 66
5.00%, 02/20/2044 68 72
5.00%, 03/20/2044 41 43
5.00%, 12/20/2045 60 64
5.00%, 03/20/2048 48 50
5.00%, 06/20/2048 911 939
5.00%, 10/20/2048 62 64
5.50%, 01/15/2040 52 57
5.50%, 06/20/2040 26 28
5.50%, 01/20/2041 117 126
5.50%, 10/20/2042 47 50
5.50%, 09/20/2043 53 57
6.00%, 04/15/2035 7 8
$ 147,474
U.S. Treasury - 40 .19%
0.13%, 07/31/2023 6,770 6,567
0.13%, 08/15/2023 4,985 4,828
0.13%, 09/15/2023 4,650 4,494
0.13%, 10/15/2023 10,750 10,364
0.13%, 01/15/2024 9,930 9,505
0.25%, 11/15/2023 5,595 5,392
0.25%, 03/15/2024 3,325 3,175
0.25%, 05/15/2024 8,055 7,656
0.25%, 06/15/2024 8,105 7,686
0.25%, 05/31/2025 2,360 2,178
0.25%, 06/30/2025 7,025 6,468
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.25%, 07/31/2025 $ 10,330 $ 9,485
0.25%, 08/31/2025 9,680 8,863
0.25%, 09/30/2025 12,000 10,964
0.25%, 10/31/2025 2,345 2,137
0.38%, 10/31/2023 4,000 3,866
0.38%, 09/15/2024 1,060 1,000
0.38%, 04/30/2025 8,100 7,518
0.38%, 11/30/2025 4,675 4,270
0.38%, 01/31/2026 2,575 2,341
0.38%, 07/31/2027 8,175 7,146
0.38%, 09/30/2027 3,705 3,223
0.50%, 03/31/2025 4,250 3,966
0.50%, 02/28/2026 3,990 3,637
0.50%, 05/31/2027 3,290 2,905
0.50%, 06/30/2027 2,265 1,996
0.50%, 08/31/2027 5,260 4,616
0.50%, 10/31/2027 3,810 3,329
0.63%, 07/31/2026 4,210 3,818
0.63%, 03/31/2027 5,975 5,334
0.63%, 11/30/2027 4,645 4,079
0.63%, 12/31/2027 9,865 8,645
0.63%, 05/15/2030 6,235 5,199
0.63%, 08/15/2030 13,410 11,118
0.75%, 12/31/2023 4,295 4,155
0.75%, 03/31/2026 8,220 7,550
0.75%, 08/31/2026 11,000 10,013
0.75%, 01/31/2028 11,495 10,124
0.88%, 01/31/2024 1,975 1,911
0.88%, 06/30/2026 4,900 4,498
0.88%, 09/30/2026 6,750 6,165
0.88%, 11/15/2030 8,185 6,911
1.00%, 07/31/2028 5,165 4,568
1.13%, 02/28/2025 8,950 8,519
1.13%, 10/31/2026 3,635 3,351
1.13%, 02/28/2027 2,670 2,446
1.13%, 02/29/2028 6,795 6,110
1.13%, 08/31/2028 6,155 5,478
1.13%, 02/15/2031 15,070 12,950
1.13%, 05/15/2040 3,760 2,617
1.13%, 08/15/2040 1,470 1,016
1.25%, 07/31/2023 5,650 5,548
1.25%, 08/31/2024 7,600 7,322
1.25%, 03/31/2028 7,125 6,437
1.25%, 04/30/2028 2,000 1,804
1.25%, 05/31/2028 7,415 6,679
1.25%, 09/30/2028 9,295 8,325
1.25%, 08/15/2031 8,160 7,025
1.25%, 05/15/2050 6,330 4,027
1.38%, 08/31/2023 8,860 8,696
1.38%, 09/30/2023 4,430 4,344
1.38%, 08/31/2026 3,400 3,178
1.38%, 10/31/2028 4,050 3,651
1.38%, 12/31/2028
(e)
1,375 1,239
1.38%, 11/15/2031 6,445 5,590
1.38%, 11/15/2040 6,455 4,649
1.38%, 08/15/2050 4,485 2,952
1.50%, 09/30/2024 5,950 5,756
1.50%, 10/31/2024 1,000 966
1.50%, 11/30/2024 7,880 7,601
1.50%, 08/15/2026 11,740 11,026
1.50%, 01/31/2027 5,200 4,855
1.50%, 02/15/2030 5,660 5,084
1.63%, 10/31/2023 3,160 3,105
1.63%, 02/15/2026 3,315 3,151
1.63%, 05/15/2026 3,345 3,170
1.63%, 09/30/2026 1,265 1,193
1.63%, 11/30/2026 1,500 1,411
1.63%, 08/15/2029 3,750 3,414

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 05/15/2031 $ 12,220 $ 10,919
1.63%, 11/15/2050 7,525 5,292
1.75%, 06/30/2024 3,970 3,875
1.75%, 12/31/2024 5,620 5,447
1.75%, 01/31/2029 4,390 4,048
1.75%, 11/15/2029 9,045 8,300
1.75%, 08/15/2041 6,835 5,199
1.88%, 07/31/2026 7,400 7,069
1.88%, 02/15/2032 5,950 5,390
1.88%, 02/15/2041 7,880 6,180
1.88%, 02/15/2051 7,680 5,761
1.88%, 11/15/2051 8,735 6,554
2.00%, 04/30/2024 4,035 3,965
2.00%, 05/31/2024 6,765 6,643
2.00%, 06/30/2024 5,195 5,097
2.00%, 02/15/2025 8,570 8,350
2.00%, 08/15/2025 4,850 4,699
2.00%, 11/15/2026 9,295 8,887
2.00%, 11/15/2041 1,135 901
2.00%, 02/15/2050 4,900 3,797
2.00%, 08/15/2051 6,175 4,772
2.13%, 11/30/2023 13,390 13,236
2.13%, 03/31/2024 3,525 3,473
2.13%, 07/31/2024 5,580 5,482
2.13%, 09/30/2024 4,770 4,681
2.13%, 11/30/2024 4,460 4,368
2.13%, 05/15/2025 2,880 2,809
2.13%, 05/31/2026 2,000 1,932
2.25%, 12/31/2023 3,655 3,616
2.25%, 01/31/2024 1,475 1,458
2.25%, 03/31/2024 2,860 2,824
2.25%, 04/30/2024 4,850 4,787
2.25%, 10/31/2024 3,336 3,280
2.25%, 11/15/2024 8,963 8,811
2.25%, 12/31/2024 3,000 2,944
2.25%, 11/15/2025 2,500 2,435
2.25%, 03/31/2026 5,000 4,858
2.25%, 02/15/2027 8,160 7,868
2.25%, 08/15/2027 5,535 5,316
2.25%, 11/15/2027 9,840 9,434
2.25%, 05/15/2041 2,475 2,065
2.25%, 08/15/2046 3,975 3,205
2.25%, 08/15/2049 3,790 3,110
2.25%, 02/15/2052 5,280 4,345
2.38%, 02/29/2024 4,635 4,591
2.38%, 08/15/2024 4,595 4,534
2.38%, 04/30/2026 5,000 4,880
2.38%, 05/15/2027 8,780 8,499
2.38%, 05/15/2029 8,350 7,999
2.38%, 02/15/2042 1,150 975
2.38%, 11/15/2049 5,505 4,650
2.38%, 05/15/2051 5,095 4,301
2.50%, 08/15/2023 3,677 3,657
2.50%, 01/31/2024 12,700 12,605
2.50%, 04/30/2024 5,725 5,675
2.50%, 05/15/2024 3,066 3,038
2.50%, 05/31/2024 3,220 3,191
2.50%, 01/31/2025 3,300 3,257
2.50%, 02/15/2045 3,945 3,346
2.50%, 02/15/2046 2,925 2,480
2.50%, 05/15/2046 4,425 3,751
2.63%, 03/31/2025 1,805 1,787
2.63%, 12/31/2025 5,000 4,929
2.63%, 02/15/2029 10,690 10,408
2.75%, 08/31/2023 3,000 2,992
2.75%, 11/15/2023 5,656 5,639
2.75%, 02/15/2024 5,336 5,317
2.75%, 02/28/2025 8,615 8,553
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 06/30/2025 $ 1,280 $ 1,270
2.75%, 08/31/2025 5,225 5,178
2.75%, 02/15/2028 9,145 8,985
2.75%, 08/15/2042 1,591 1,427
2.75%, 11/15/2042 2,610 2,337
2.75%, 08/15/2047 4,100 3,666
2.75%, 11/15/2047 3,405 3,050
2.88%, 09/30/2023 1,095 1,094
2.88%, 10/31/2023 3,000 2,997
2.88%, 11/30/2023 6,845 6,836
2.88%, 05/31/2025 4,120 4,102
2.88%, 07/31/2025 2,000 1,991
2.88%, 11/30/2025 3,435 3,414
2.88%, 05/15/2028 4,400 4,349
2.88%, 08/15/2028 10,420 10,293
2.88%, 04/30/2029 635 628
2.88%, 05/15/2032 2,130 2,106
2.88%, 05/15/2043 3,773 3,441
2.88%, 08/15/2045 2,145 1,949
2.88%, 11/15/2046 1,565 1,427
2.88%, 05/15/2049 5,720 5,333
3.00%, 09/30/2025 2,775 2,771
3.00%, 10/31/2025 4,500 4,493
3.00%, 05/15/2042 1,200 1,125
3.00%, 11/15/2044 4,235 3,924
3.00%, 05/15/2045 3,810 3,534
3.00%, 11/15/2045 1,320 1,227
3.00%, 02/15/2047 3,115 2,909
3.00%, 05/15/2047 2,905 2,715
3.00%, 02/15/2048 5,470 5,154
3.00%, 08/15/2048 2,745 2,594
3.00%, 02/15/2049 4,115 3,921
3.13%, 11/15/2028 11,580 11,604
3.13%, 11/15/2041 1,700 1,632
3.13%, 02/15/2042 805 771
3.13%, 02/15/2043 1,480 1,406
3.13%, 08/15/2044 4,060 3,846
3.13%, 05/15/2048 4,020 3,890
3.38%, 05/15/2044 3,425 3,380
3.38%, 11/15/2048 4,815 4,892
3.50%, 02/15/2039 1,170 1,222
3.63%, 08/15/2043 1,880 1,930
3.63%, 02/15/2044 1,755 1,801
3.75%, 08/15/2041 755 793
3.75%, 11/15/2043 1,935 2,024
3.88%, 08/15/2040 1,669 1,800
4.25%, 05/15/2039 1,190 1,359
4.25%, 11/15/2040 1,135 1,283
4.38%, 02/15/2038 1,445 1,682
4.38%, 11/15/2039 2,970 3,431
4.38%, 05/15/2040 1,489 1,716
4.38%, 05/15/2041 1,660 1,901
4.50%, 02/15/2036 3,565 4,191
4.50%, 05/15/2038 710 837
4.50%, 08/15/2039 1,235 1,452
4.63%, 02/15/2040 1,100 1,309
4.75%, 02/15/2037 2,290 2,765
4.75%, 02/15/2041 2,628 3,165
5.25%, 02/15/2029 2,000 2,260
5.38%, 02/15/2031 3,616 4,259
6.00%, 02/15/2026 2,000 2,200
6.13%, 11/15/2027 2,225 2,557
6.13%, 08/15/2029 1,000 1,197
6.25%, 05/15/2030 1,500 1,837
6.38%, 08/15/2027 1,830 2,113

Schedule of Investments
Bond Market Index Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.88%, 08/15/2025 $ 1,000 $ 1,114
$ 960,743
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,632,582
Total Investments $ 2,518,857
Other Assets and Liabilities -  (5.36)% (128,247)
TOTAL NET ASSETS - 100.00% $ 2,390,610
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,233 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,033 or 0.29% of net assets.
(f) Non-income producing security
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,557 or 0.48% of net assets.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 44 .31%
Mortgage Securities 29 .56%
Financial 8 .36%
Money Market Funds 6 .22%
Consumer, Non-cyclical 4 .33%
Communications 2 .45%
Utilities 2 .04%
Industrial 1 .88%
Technology 1 .85%
Energy 1 .77%
Consumer, Cyclical 1 .37%
Basic Materials 0 .63%
Revenue Bonds 0 .34%
General Obligation Unlimited 0 .21%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 5 .36 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 285,079 $ 343,345 $ 482,020 $ 146,404
$ 285,079 $ 343,345 $ 482,020 $ 146,404
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 184 $ — $ — $ —
$ 184 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.33% Shares Held Value (000's)
Money Market Funds - 5.33%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
1,131,092 $ 1,131
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
9,477,509 9,478
$ 10,609
TOTAL INVESTMENT COMPANIES $ 10,609
COMMON STOCKS - 0.01% Shares Held Value (000's)
Oil & Gas - 0.01%
EP Energy Corp
(d)
2,695 $ 21
TOTAL COMMON STOCKS $ 21
BONDS - 56.00%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.83%
Boeing Co/The
1.95%, 02/01/2024 $ 1,370 $ 1,326
2.20%, 02/04/2026 635 572
2.80%, 03/01/2024 300 294
3.10%, 05/01/2026 190 177
3.75%, 02/01/2050 400 282
4.88%, 05/01/2025 380 379
Bombardier Inc
7.13%, 06/15/2026
(e)
30 25
7.50%, 03/15/2025
(e)
39 35
TransDigm Inc
4.88%, 05/01/2029 60 49
6.25%, 03/15/2026
(e)
45 44
7.50%, 03/15/2027 156 147
8.00%, 12/15/2025
(e)
80 81
Triumph Group Inc
7.75%, 08/15/2025 60 46
8.88%, 06/01/2024
(e)
178 179
$ 3,636
Agriculture - 0.14%
BAT Capital Corp
4.54%, 08/15/2047 120 88
Reynolds American Inc
5.70%, 08/15/2035 165 156
5.85%, 08/15/2045 45 38
$ 282
Airlines - 0.78%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 10 8
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(e)
25 21
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
992 964
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(e)
240 215
Southwest Airlines Co
4.75%, 05/04/2023 85 86
5.25%, 05/04/2025 255 260
$ 1,554
Automobile Asset Backed Securities - 3.05%
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 15 15
AmeriCredit Automobile Receivables Trust
2022-2
1.93%, 12/18/2025 620 620
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 482 476
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 565 559
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 $ 587 $ 582
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 216 214
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 515 507
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 204 201
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 354 350
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 362 358
Hyundai Auto Lease Securitization Trust 2022-B
1.40%, 10/15/2024
(e)
400 400
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 391 388
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 264 263
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 515 512
Toyota Auto Receivables 2022-B Owner Trust
1.27%, 01/15/2025 435 434
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 183 182
$ 6,061
Automobile Manufacturers - 2.04%
BMW US Capital LLC
3.90%, 04/09/2025
(e)
550 548
Ford Motor Co
3.25%, 02/12/2032 640 479
9.63%, 04/22/2030 25 28
Ford Motor Credit Co LLC
2.90%, 02/10/2029 500 392
3.35%, 11/01/2022 290 288
3.38%, 11/13/2025 520 468
4.25%, 09/20/2022 450 449
General Motors Co
4.88%, 10/02/2023 665 672
6.25%, 10/02/2043 120 114
General Motors Financial Co Inc
1.20%, 10/15/2024 170 158
1.25%, 01/08/2026 375 330
1.70%, 08/18/2023 135 132
$ 4,058
Automobile Parts & Equipment - 0.18%
Dana Inc
5.38%, 11/15/2027 60 52
Tenneco Inc
5.00%, 07/15/2026
(f)
60 56
5.13%, 04/15/2029
(e)
25 24
7.88%, 01/15/2029
(e)
225 217
$ 349
Banks - 8.68%
Banco Santander SA
3.22%, 11/22/2032
(g)
600 475
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Bank of America Corp
2.48%, 09/21/2036
(g)
900 698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(g)
680 489
Secured Overnight Financing Rate + 1.93%

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.69%, 04/22/2032
(g)
$ 235 $ 197
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(g)
50 43
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 340
4.20%, 08/26/2024 220 220
4.57%, 04/27/2033
(g)
175 170
Secured Overnight Financing Rate + 1.83%
Barclays PLC
2.28%, 11/24/2027
(g)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(g)
600 567
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(g)
350 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
7.75%, 09/15/2023
(g),(h),(i)
400 393
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(e),(g)
290 243
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(e),(g)
400 369
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(g)
495 475
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(g)
210 189
Secured Overnight Financing Rate + 1.94%
4.91%, 05/24/2033
(g)
205 202
Secured Overnight Financing Rate + 2.09%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 636
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(g)
500 453
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(e),(g),(h),(i)
205 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(g)
315 317
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(h),(i)
240 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(g)
725 699
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(g)
600 519
Secured Overnight Financing Rate + 1.32%
Goldman Sachs Group Inc/The
3.10%, 02/24/2033
(g)
360 308
Secured Overnight Financing Rate + 1.41%
3.63%, 02/20/2024 250 249
3.85%, 01/26/2027 160 155
HSBC Holdings PLC
2.80%, 05/24/2032
(g)
365 300
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 435 433
JPMorgan Chase & Co
2.08%, 04/22/2026
(g)
335 313
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(g),(h)
215 182
Secured Overnight Financing Rate + 3.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.87%, 07/09/2025
(g)
$ 850 $ 839
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(g)
1,861 1,649
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(g)
225 173
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 800 792
5.00%, 11/24/2025 230 234
Popular Inc
6.13%, 09/14/2023 65 66
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(g)
345 322
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(g)
450 373
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.82%, 01/30/2026
(e),(g)
535 507
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(e),(g),(h),(i)
215 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UBS Group AG
4.75%, 05/12/2028
(e),(g)
235 233
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(e),(g)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 331
4.61%, 04/25/2053
(g)
320 296
Secured Overnight Financing Rate + 2.13%
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 78
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 550
$ 17,256
Beverages - 0.42%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 113
4.90%, 02/01/2046 280 263
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 174
5.45%, 01/23/2039 225 229
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(e)
70 61
$ 840
Biotechnology - 0.08%
CSL Finance PLC
4.75%, 04/27/2052
(e)
175 167
Building Materials - 0.50%
Builders FirstSource Inc
4.25%, 02/01/2032
(e)
245 187
Carrier Global Corp
2.24%, 02/15/2025 7 7
Cemex SAB de CV
3.88%, 07/11/2031
(e)
325 244
GCC SAB de CV
3.61%, 04/20/2032
(e)
200 163

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(e)
$ 385 $ 325
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(e)
70 61
$ 987
Chemicals - 0.87%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 171
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
260 209
6.50%, 05/15/2026
(e)
150 138
Element Solutions Inc
3.88%, 09/01/2028
(e)
326 269
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 215
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(e)
350 281
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 200
Westlake Corp
2.88%, 08/15/2041 358 254
$ 1,737
Commercial Mortgage Backed Securities - 2.07%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 222
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 131
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 876
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 333
GS Mortgage Securities Trust 2011-GC5
0.09%, 08/10/2044
(e),(j),(k)
1,486 —
GS Mortgage Securities Trust 2013-GC16
1.18%, 11/10/2046
(j),(k)
1,780 18
GS Mortgage Securities Trust 2014-GC26
1.09%, 11/10/2047
(j),(k)
3,519 64
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 366
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 290
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.53%, 12/15/2047
(j),(k)
1,395 4
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 471
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.53%, 11/15/2047
(k)
500 441
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.09%, 02/15/2047
(j),(k)
3,436 35
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.10%, 06/15/2047
(j),(k)
2,946 34
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.15%, 10/15/2030
(e),(j),(k)
3,381 —
SREIT Trust 2021-MFP
2.05%, 11/15/2038
(e)
350 333
1.00 x 1 Month USD LIBOR + 0.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.69%, 12/10/2045
(e),(j),(k)
$ 550 $ 1
3.32%, 12/10/2045
(e)
500 499
WFRBS Commercial Mortgage Trust 2013-C12
1.22%, 03/15/2048
(e),(j),(k)
1,393 6
$ 4,124
Commercial Services - 0.87%
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
40 31
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 107
PayPal Holdings Inc
2.65%, 10/01/2026 150 142
3.25%, 06/01/2050 300 227
3.90%, 06/01/2027
(f)
300 299
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(e)
134 110
6.25%, 01/15/2028
(e)
172 144
United Rentals North America Inc
3.88%, 02/15/2031 85 72
4.88%, 01/15/2028 169 160
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(e)
295 278
ZipRecruiter Inc
5.00%, 01/15/2030
(e)
195 164
$ 1,734
Computers - 0.50%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(e)
350 250
6.10%, 07/15/2027 435 456
NCR Corp
5.13%, 04/15/2029
(e)
250 211
Seagate HDD Cayman
3.38%, 07/15/2031 95 74
$ 991
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(e)
45 38
Diversified Financial Services - 3.07%
AerCap Holdings NV
5.88%, 10/10/2079
(f),(g)
150 129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 240 209
3.00%, 10/29/2028 470 396
3.15%, 02/15/2024 1,000 968
4.50%, 09/15/2023 465 463
Air Lease Corp
1.88%, 08/15/2026 465 402
2.88%, 01/15/2026 510 468
3.38%, 07/01/2025 370 348
Ally Financial Inc
5.80%, 05/01/2025 210 214
Aviation Capital Group LLC
1.95%, 09/20/2026
(e)
1,000 850
Avolon Holdings Funding Ltd
2.75%, 02/21/2028
(e)
475 387
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
85 80
6.63%, 03/15/2026 336 315
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(e),(k),(l)
242 183

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
5.10%, 12/21/2065
(e),(k)
$ 100 $ 75
LPL Holdings Inc
4.00%, 03/15/2029
(e)
215 184
OneMain Finance Corp
4.00%, 09/15/2030 55 41
5.63%, 03/15/2023 75 74
6.63%, 01/15/2028 147 131
6.88%, 03/15/2025 199 189
$ 6,106
Electric - 2.77%
Avangrid Inc
3.20%, 04/15/2025 490 476
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
190 171
CMS Energy Corp
3.00%, 05/15/2026 75 72
4.70%, 03/31/2043 120 108
Colbun SA
3.15%, 01/19/2032
(e)
300 241
Commonwealth Edison Co
4.00%, 03/01/2049 225 201
DTE Electric Co
3.95%, 03/01/2049 60 54
DTE Energy Co
3.40%, 06/15/2029 262 241
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 62
Enel Chile SA
4.88%, 06/12/2028 280 267
Entergy Corp
1.90%, 06/15/2028 424 364
Entergy Texas Inc
3.55%, 09/30/2049 280 223
FirstEnergy Corp
2.25%, 09/01/2030 358 284
Monongahela Power Co
3.55%, 05/15/2027
(e)
215 205
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 280
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
30 29
NRG Energy Inc
3.88%, 02/15/2032
(e)
775 616
Oryx Funding Ltd
5.80%, 02/03/2031 200 188
Pacific Gas and Electric Co
4.20%, 06/01/2041 185 135
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 180
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 76
Public Service Co of Colorado
4.50%, 06/01/2052 43 42
Southern California Edison Co
4.20%, 03/01/2029 125 120
4.88%, 03/01/2049 150 136
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 200 198
Tucson Electric Power Co
4.85%, 12/01/2048 25 24
Vistra Corp
7.00%, 12/15/2026
(e),(g),(h)
90 82
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(e)
195 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Xcel Energy Inc
4.60%, 06/01/2032 $ 269 $ 267
$ 5,505
Electrical Components & Equipment - 0.15%
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 90
7.25%, 06/15/2028
(e)
213 210
$ 300
Electronics - 0.20%
Imola Merger Corp
4.75%, 05/15/2029
(e)
140 117
Sensata Technologies BV
5.00%, 10/01/2025
(e)
145 139
Sensata Technologies Inc
3.75%, 02/15/2031
(e)
131 105
4.38%, 02/15/2030
(e)
51 44
$ 405
Energy - Alternate Sources - 0.06%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(e)
198 114
Engineering & Construction - 0.37%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(e)
200 158
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(e)
265 207
IHS Holding Ltd
6.25%, 11/29/2028
(e)
200 161
MasTec Inc
4.50%, 08/15/2028
(e)
238 214
$ 740
Entertainment - 1.11%
Boyne USA Inc
4.75%, 05/15/2029
(e)
235 203
Caesars Entertainment Inc
6.25%, 07/01/2025
(e)
120 116
CCM Merger Inc
6.38%, 05/01/2026
(e)
90 82
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(e)
150 136
Cinemark USA Inc
5.25%, 07/15/2028
(e)
230 185
8.75%, 05/01/2025
(e)
60 61
Magallanes Inc
3.76%, 03/15/2027
(e)
130 122
5.05%, 03/15/2042
(e)
435 370
5.14%, 03/15/2052
(e)
390 327
5.39%, 03/15/2062
(e)
325 272
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(e)
245 257
Scientific Games International Inc
8.63%, 07/01/2025
(e)
70 72
$ 2,203
Environmental Control - 0.09%
Madison IAQ LLC
4.13%, 06/30/2028
(e)
220 182
Food - 1.82%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
110 98
Cencosud SA
4.38%, 07/17/2027
(e)
200 188
Fresh Market Inc/The
9.75%, 05/01/2023
(e)
250 250
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 353

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(e)
$ 200 $ 161
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
4.38%, 02/02/2052
(e)
526 372
6.50%, 12/01/2052
(e)
235 222
Kraft Heinz Foods Co
3.75%, 04/01/2030 57 53
4.38%, 06/01/2046 481 401
MARB BondCo PLC
3.95%, 01/29/2031 200 154
Pilgrim's Pride Corp
3.50%, 03/01/2032
(e)
105 82
4.25%, 04/15/2031
(e)
1,030 859
Post Holdings Inc
4.50%, 09/15/2031
(e)
225 184
4.63%, 04/15/2030
(e)
32 27
Sysco Corp
3.15%, 12/14/2051 85 61
3.30%, 07/15/2026 167 161
$ 3,626
Forest Products & Paper - 0.08%
Mercer International Inc
5.13%, 02/01/2029 110 94
Suzano Austria GmbH
3.75%, 01/15/2031 75 60
$ 154
Healthcare - Products - 0.12%
Boston Scientific Corp
3.45%, 03/01/2024 127 127
4.55%, 03/01/2039 128 119
$ 246
Healthcare - Services - 1.67%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
95 85
Centene Corp
2.50%, 03/01/2031 155 123
2.63%, 08/01/2031 805 640
3.00%, 10/15/2030 121 100
3.38%, 02/15/2030 167 142
4.25%, 12/15/2027 175 163
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(e)
275 228
8.00%, 03/15/2026
(e)
50 45
HCA Inc
3.13%, 03/15/2027
(e)
350 318
3.50%, 09/01/2030 294 250
3.50%, 07/15/2051 550 376
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(e)
305 295
Tenet Healthcare Corp
4.63%, 09/01/2024
(e)
80 77
6.13%, 06/15/2030
(e)
275 254
UnitedHealth Group Inc
4.75%, 05/15/2052 235 235
$ 3,331
Home Builders - 0.39%
Beazer Homes USA Inc
6.75%, 03/15/2025 105 97
Forestar Group Inc
3.85%, 05/15/2026
(e)
65 53
5.00%, 03/01/2028
(e)
190 155
KB Home
7.63%, 05/15/2023 55 56
Lennar Corp
4.75%, 05/30/2025 100 100
4.88%, 12/15/2023 80 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
M/I Homes Inc
3.95%, 02/15/2030 $ 155 $ 116
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
122 119
$ 777
Home Equity Asset Backed Securities - 0.03%
Saxon Asset Securities Trust 2004-1
1.68%, 03/25/2035 99 57
1.00 x 1 Month USD LIBOR + 1.70%
Insurance - 0.97%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(e)
190 154
7.00%, 11/15/2025
(e)
85 76
AIA Group Ltd
3.20%, 09/16/2040
(e)
320 256
American International Group Inc
3.90%, 04/01/2026 70 69
Arch Capital Finance LLC
4.01%, 12/15/2026 125 123
Arch Capital Group Ltd
3.64%, 06/30/2050 275 214
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 210
Corebridge Financial Inc
4.40%, 04/05/2052
(e)
195 162
Enstar Group Ltd
3.10%, 09/01/2031 435 347
Markel Corp
3.35%, 09/17/2029 265 243
4.30%, 11/01/2047 95 82
$ 1,936
Internet - 0.67%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 165
Amazon.com Inc
3.10%, 05/12/2051 220 173
Baidu Inc
4.38%, 05/14/2024 200 201
Netflix Inc
4.38%, 11/15/2026 462 445
4.88%, 06/15/2030
(e)
85 78
Prosus NV
4.19%, 01/19/2032
(e)
200 160
Uber Technologies Inc
7.50%, 09/15/2027
(e)
110 107
$ 1,329
Investment Companies - 0.33%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(e)
215 207
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(e)
260 214
Huarong Finance II Co Ltd
4.63%, 06/03/2026 200 183
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 60 56
$ 660
Iron & Steel - 0.46%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(e)
265 263
CSN Inova Ventures
6.75%, 01/28/2028
(e)
200 174
Nucor Corp
3.85%, 04/01/2052 70 57
3.95%, 05/23/2025 200 199
Steel Dynamics Inc
2.40%, 06/15/2025 145 137

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
3.75%, 07/08/2030 $ 100 $ 88
$ 918
Leisure Products & Services - 0.29%
Life Time Inc
5.75%, 01/15/2026
(e)
305 274
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 33
5.88%, 02/15/2027
(e)
75 64
NCL Finance Ltd
6.13%, 03/15/2028
(e)
125 91
Royal Caribbean Cruises Ltd
9.13%, 06/15/2023
(e)
110 109
$ 571
Lodging - 0.69%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(e)
227 216
Hyatt Hotels Corp
1.80%, 10/01/2024 500 473
Marriott International Inc/MD
2.75%, 10/15/2033 425 334
3.60%, 04/15/2024 300 297
MGM Resorts International
6.00%, 03/15/2023 60 60
$ 1,380
Machinery - Diversified - 0.13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
124 118
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 143
$ 261
Media - 1.57%
AMC Networks Inc
4.75%, 08/01/2025 258 240
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
255 212
4.75%, 03/01/2030
(e)
234 200
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 263
4.91%, 07/23/2025 620 621
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 188
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(e)
45 38
DISH DBS Corp
5.25%, 12/01/2026
(e)
50 39
5.88%, 11/15/2024 133 112
7.38%, 07/01/2028 182 124
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(e)
225 188
Paramount Global
4.38%, 03/15/2043 480 371
4.75%, 05/15/2025 46 46
Sirius XM Radio Inc
4.00%, 07/15/2028
(e)
260 225
UPC Holding BV
5.50%, 01/15/2028
(e)
300 257
$ 3,124
Mining - 0.42%
First Quantum Minerals Ltd
7.50%, 04/01/2025
(e)
200 189
Hudbay Minerals Inc
4.50%, 04/01/2026
(e)
160 134
6.13%, 04/01/2029
(e)
70 57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
IAMGOLD Corp
5.75%, 10/15/2028
(e)
$ 97 $ 65
New Gold Inc
7.50%, 07/15/2027
(e)
75 65
Novelis Corp
3.25%, 11/15/2026
(e)
100 85
4.75%, 01/30/2030
(e)
234 194
Taseko Mines Ltd
7.00%, 02/15/2026
(e)
45 38
$ 827
Miscellaneous Manufacturers - 0.24%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 381 356
Parker-Hannifin Corp
4.25%, 09/15/2027 115 114
$ 470
Mortgage Backed Securities - 1.37%
Fannie Mae REMIC Trust 2005-W2
1.82%, 05/25/2035 8 8
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 20 20
3.00%, 04/25/2027
(j)
81 4
3.00%, 09/25/2050
(j)
1,045 164
3.50%, 11/25/2027
(j)
56 3
3.50%, 07/25/2028
(j)
109 5
3.50%, 03/25/2031
(j)
31 —
4.48%, 02/25/2043
(j)
161 20
(1.00) x 1 Month USD LIBOR + 6.10%
4.48%, 09/25/2046
(j)
159 19
(1.00) x 1 Month USD LIBOR + 6.10%
Freddie Mac REMICS
1.77%, 05/15/2049 1,078 1,074
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 05/15/2027
(j)
57 3
3.00%, 10/15/2027
(j)
38 2
Ginnie Mae
2.50%, 12/20/2050
(j)
1,106 179
3.00%, 07/20/2050
(j)
310 46
3.00%, 11/20/2050
(j)
588 88
3.00%, 11/20/2050
(j)
1,025 150
3.00%, 11/20/2050
(j)
1,261 217
3.50%, 10/20/2049
(j)
459 78
3.90%, 05/20/2042
(j)
578 68
(1.00) x 1 Month USD LIBOR + 5.50%
4.50%, 11/20/2041
(j)
162 26
(1.00) x 1 Month USD LIBOR + 6.10%
4.50%, 06/20/2046
(j)
356 53
(1.00) x 1 Month USD LIBOR + 6.10%
4.54%, 12/20/2043
(j)
183 26
(1.00) x 1 Month USD LIBOR + 6.14%
4.60%, 08/20/2047
(j)
975 132
(1.00) x 1 Month USD LIBOR + 6.20%
5.05%, 02/20/2042
(j)
105 20
(1.00) x 1 Month USD LIBOR + 6.65%
5.34%, 04/20/2041
(j)
632 103
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
2.30%, 01/25/2036 91 88
1.00 x 1 Month USD LIBOR + 0.68%
JP Morgan Mortgage Trust 2016-2
2.60%, 06/25/2046
(e),(k)
93 90

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
2.12%, 02/25/2036 $ 48 $ 41
1.00 x 1 Month USD LIBOR + 0.50%
$ 2,727
Oil & Gas - 1.96%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(e)
465 452
Antero Resources Corp
7.63%, 02/01/2029
(e)
240 244
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
150 139
Callon Petroleum Co
7.50%, 06/15/2030
(e)
35 32
Comstock Resources Inc
5.88%, 01/15/2030
(e)
145 125
Continental Resources Inc/OK
3.80%, 06/01/2024 605 597
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(e)
90 84
Ecopetrol SA
6.88%, 04/29/2030 175 155
Leviathan Bond Ltd
5.75%, 06/30/2023
(e)
175 172
MEG Energy Corp
7.13%, 02/01/2027
(e)
255 257
Nabors Industries Inc
9.00%, 02/01/2025
(e)
60 60
Occidental Petroleum Corp
5.55%, 03/15/2026 85 84
5.88%, 09/01/2025 425 423
6.13%, 01/01/2031 60 61
6.63%, 09/01/2030 41 42
Petrobras Global Finance BV
5.50%, 06/10/2051
(f)
175 133
Petroleos Mexicanos
6.70%, 02/16/2032 517 394
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e)
325 325
Valero Energy Corp
2.85%, 04/15/2025 129 125
$ 3,904
Oil & Gas Services - 0.15%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(e)
325 288
Other Asset Backed Securities - 0.74%
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(e)
385 382
DLLST 2022-1 LLC
2.79%, 01/22/2024
(e)
580 575
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.39%, 02/25/2035 97 93
1.00 x 1 Month USD LIBOR + 0.77%
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 430 423
$ 1,473
Packaging & Containers - 0.45%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 08/15/2027
(e),(f)
240 171
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(e)
200 174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(e)
$ 75 $ 71
8.75%, 04/15/2030
(e)
55 47
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 65 62
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 254 259
LABL Inc
5.88%, 11/01/2028
(e)
55 44
6.75%, 07/15/2026
(e)
65 59
$ 887
Pharmaceuticals - 0.93%
AbbVie Inc
2.60%, 11/21/2024 65 63
4.05%, 11/21/2039 350 312
BellRing Brands Inc
7.00%, 03/15/2030
(e)
150 141
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 115
Cigna Corp
4.90%, 12/15/2048 35 34
CVS Health Corp
4.30%, 03/25/2028 31 31
4.88%, 07/20/2035 190 188
5.05%, 03/25/2048 85 81
Jazz Securities DAC
4.38%, 01/15/2029
(e)
95 84
Viatris Inc
1.65%, 06/22/2025 75 68
Zoetis Inc
3.00%, 09/12/2027 310 292
4.45%, 08/20/2048 345 322
4.70%, 02/01/2043 120 115
$ 1,846
Pipelines - 2.90%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(e)
175 157
5.75%, 03/01/2027
(e)
155 144
CNX Midstream Partners LP
4.75%, 04/15/2030
(e)
230 193
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
374 333
Energy Transfer LP
3.75%, 05/15/2030 505 455
4.50%, 04/15/2024 390 390
5.15%, 03/15/2045 600 513
Enterprise Products Operating LLC
3.13%, 07/31/2029 510 459
4.20%, 01/31/2050 180 150
EQM Midstream Partners LP
6.00%, 07/01/2025
(e)
32 31
7.50%, 06/01/2027
(e)
55 53
Hess Midstream Operations LP
4.25%, 02/15/2030
(e)
275 230
5.63%, 02/15/2026
(e)
120 114
Kinder Morgan Inc
1.75%, 11/15/2026 440 390
Kinetik Holdings LP
5.88%, 06/15/2030
(e)
215 205
NuStar Logistics LP
5.75%, 10/01/2025 55 52
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 176
5.75%, 05/15/2024 375 383

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 $ 645 $ 588
6.50%, 07/15/2027 135 138
Western Midstream Operating LP
4.55%, 02/01/2030 60 52
Williams Cos Inc/The
4.55%, 06/24/2024 550 554
$ 5,760
REITs - 1.67%
American Campus Communities Operating
Partnership LP
3.30%, 07/15/2026 290 283
American Tower Corp
1.30%, 09/15/2025 185 168
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(e)
200 179
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(e)
230 198
3.75%, 09/15/2030
(e)
160 128
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 500 385
2.30%, 11/15/2028 495 416
Kimco Realty Corp
3.20%, 04/01/2032 140 122
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
273 210
Mid-America Apartments LP
2.88%, 09/15/2051 229 159
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
55 51
4.13%, 08/15/2030
(e)
1,007 869
XHR LP
4.88%, 06/01/2029
(e)
175 150
$ 3,318
Retail - 0.46%
Bath & Body Works Inc
5.25%, 02/01/2028 65 55
6.63%, 10/01/2030
(e)
114 98
9.38%, 07/01/2025
(e)
133 135
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(e)
210 179
IRB Holding Corp
7.00%, 06/15/2025
(e)
15 15
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(e)
255 216
Patrick Industries Inc
4.75%, 05/01/2029
(e)
105 78
7.50%, 10/15/2027
(e)
150 139
$ 915
Semiconductors - 0.72%
Broadcom Inc
3.14%, 11/15/2035
(e)
34 26
3.42%, 04/15/2033
(e)
732 605
KLA Corp
3.30%, 03/01/2050 350 277
NVIDIA Corp
3.50%, 04/01/2050 150 127
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 57
3.15%, 05/01/2027 60 56
Skyworks Solutions Inc
1.80%, 06/01/2026 85 76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
TSMC Arizona Corp
2.50%, 10/25/2031 $ 250 $ 214
$ 1,438
Software - 1.52%
Fiserv Inc
4.40%, 07/01/2049 190 163
Open Text Corp
3.88%, 02/15/2028
(e)
130 116
3.88%, 12/01/2029
(e)
385 324
Open Text Holdings Inc
4.13%, 02/15/2030
(e)
295 255
Oracle Corp
2.50%, 04/01/2025 255 242
2.80%, 04/01/2027 240 219
2.95%, 05/15/2025 100 96
3.95%, 03/25/2051 105 77
Salesforce Inc
3.70%, 04/11/2028 230 227
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 335
4.00%, 04/14/2032 145 136
VMware Inc
1.40%, 08/15/2026 535 473
1.80%, 08/15/2028 440 366
$ 3,029
Sovereign - 1.04%
Brazilian Government International Bond
3.88%, 06/12/2030
(f)
205 172
Chile Government International Bond
2.55%, 07/27/2033 200 163
CoBank ACB
6.25%, 10/01/2026
(g),(h)
115 108
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 200 147
Dominican Republic International Bond
4.88%, 09/23/2032
(e)
200 154
Egypt Government International Bond
5.80%, 09/30/2027
(e)
425 299
Indonesia Government International Bond
2.85%, 02/14/2030 200 179
Mexico Government International Bond
4.75%, 03/08/2044 280 233
Qatar Government International Bond
4.63%, 06/02/2046 200 198
Saudi Government International Bond
4.50%, 10/26/2046 450 410
$ 2,063
Telecommunications - 2.19%
America Movil SAB de CV
5.38%, 04/04/2032
(e)
400 355
AT&T Inc
2.55%, 12/01/2033 199 161
3.50%, 09/15/2053 749 568
Axtel SAB de CV
6.38%, 11/14/2024 200 176
CT Trust
5.13%, 02/03/2032
(e)
200 160
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(e)
200 160
Maxar Technologies Inc
7.75%, 06/15/2027
(e),(f)
165 164
Sprint Communications Inc
6.00%, 11/15/2022 75 75
Sprint Corp
7.63%, 03/01/2026 121 128
7.88%, 09/15/2023 75 77

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.40%, 03/15/2029
(e)
$ 340 $ 294
3.50%, 04/15/2025 315 308
3.50%, 04/15/2031 560 484
Verizon Communications Inc
2.88%, 11/20/2050 190 135
3.55%, 03/22/2051 725 581
4.27%, 01/15/2036 325 306
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
270 226
$ 4,358
Transportation - 0.17%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 58
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(m)
121 7
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(e)
46 44
Union Pacific Corp
3.50%, 02/14/2053 280 228
$ 337
TOTAL BONDS $ 111,379
SENIOR FLOATING RATE INTERESTS
- 1.41%
Principal
Amount (000's) Value (000's)
Airlines - 0.21%
AAdvantage Loyalty IP Ltd
5.81%, 04/20/2028
(n)
$ 225 $ 214
1 Month USD LIBOR + 4.75%
United Airlines Inc
5.39%, 04/14/2028
(n)
222 206
1 Month USD LIBOR + 3.75%
$ 420
Commercial Services - 0.12%
Garda World Security Corp
5.90%, 10/30/2026
(n)
255 236
1 Month USD LIBOR + 4.25%
Computers - 0.05%
Virtusa Corp
5.42%, 02/11/2028
(n)
95 89
1 Month USD LIBOR + 3.75%
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
4.81%, 12/22/2026
(n)
137 124
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.22%
Russell Investments US Institutional Holdco Inc
4.50%, 05/30/2025
(n)
460 428
1 Month USD LIBOR + 3.50%
Electronics - 0.04%
Ingram Micro Inc
5.75%, 06/30/2028
(n)
89 84
1 Month USD LIBOR + 3.50%
Entertainment - 0.02%
Lions Gate Capital Holdings LLC
3.91%, 03/24/2025
(n)
48 46
3 Month USD LIBOR + 2.00%
Environmental Control - 0.02%
Madison IAQ LLC
4.52%, 06/21/2028
(n)
50 45
1 Month USD LIBOR + 3.25%
Insurance - 0.02%
Asurion LLC
4.79%, 11/03/2023
(n)
49 47
1 Month USD LIBOR + 7.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.03%
Fertitta Entertainment LLC/NV
5.53%, 01/13/2029
(n)
$ 61 $ 56
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0.14%
CSC Holdings LLC
3.82%, 04/15/2027
(n)
49 45
1 Month USD LIBOR + 2.50%
Directv Financing LLC
6.67%, 08/02/2027
(n)
256 236
1 Month USD LIBOR + 5.00%
$ 281
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.02%, 11/01/2025
(n)
20 21
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.11%
Valcour Packaging LLC
5.22%, 09/30/2028
(n)
234 219
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0.18%
Bausch Health Cos Inc
0.00%, 01/27/2027
(n),(o)
320 273
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
5.17%, 05/05/2028
(n)
94 90
1 Month USD LIBOR + 3.50%
$ 363
Retail - 0.18%
IRB Holding Corp
3.76%, 02/05/2025
(n)
182 173
1 Month USD LIBOR + 2.75%
3.89%, 12/15/2027
(n)
192 180
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 353
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,812
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 48.19%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.78%
2.13%, 02/01/2037 $ 3 $ 3
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 27 26
3.00%, 11/01/2042 162 155
3.00%, 11/01/2042 28 27
3.00%, 03/01/2043 812 777
3.00%, 12/01/2046 58 55
3.50%, 10/01/2041 15 15
3.50%, 04/01/2042 53 52
3.50%, 04/01/2042 21 20
3.50%, 04/01/2045 24 24
3.50%, 10/01/2045 416 408
3.50%, 03/01/2048 61 60
4.00%, 02/01/2045 7 7
4.00%, 02/01/2046 137 138
4.00%, 02/01/2046 36 36
4.00%, 06/01/2046 26 26
4.00%, 04/01/2047 135 136
4.00%, 11/01/2047 181 182
4.50%, 07/01/2024 3 3
4.50%, 10/01/2041 15 16
4.50%, 12/01/2043 434 447
4.50%, 03/01/2046 166 171
5.00%, 06/01/2031 40 41
5.00%, 10/01/2035 15 16
5.00%, 06/01/2041 529 557

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 06/01/2032 $ 12 $ 13
6.00%, 10/01/2032 6 7
6.00%, 01/01/2038 29 32
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 3
6.50%, 05/01/2032 2 2
6.50%, 04/01/2035 5 5
7.00%, 12/01/2029 6 6
7.00%, 06/01/2030 3 3
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 25 25
7.50%, 03/01/2031 5 5
8.00%, 09/01/2030 26 27
$ 3,531
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23.13%
2.00%, 12/01/2035 480 449
2.00%, 07/01/2037
(p)
1,150 1,073
2.00%, 01/01/2051 1,183 1,040
2.00%, 02/01/2051 4,013 3,515
2.00%, 03/01/2051 1,516 1,329
2.00%, 03/01/2051 1,306 1,142
2.00%, 12/01/2051 1,941 1,692
2.00%, 12/01/2051 573 500
2.00%, 04/01/2052 2,300 2,003
2.00%, 05/01/2052 600 524
2.00%, 07/01/2052
(p)
1,400 1,215
2.50%, 06/01/2035 1,087 1,041
2.50%, 08/01/2035 1,299 1,243
2.50%, 07/01/2037
(p)
700 668
2.50%, 08/01/2050 1,618 1,466
2.50%, 07/01/2051 1,202 1,089
2.50%, 09/01/2051 784 712
2.50%, 09/01/2051 469 426
2.50%, 02/01/2052 587 531
2.50%, 04/01/2052 593 536
2.50%, 07/01/2052
(p)
5,010 4,505
3.00%, 03/01/2034 124 122
3.00%, 07/01/2037
(p)
2,025 1,978
3.00%, 03/01/2042 39 37
3.00%, 03/01/2042 36 35
3.00%, 05/01/2042 21 20
3.00%, 06/01/2042 17 16
3.00%, 06/01/2042 37 35
3.00%, 05/01/2043 97 93
3.00%, 07/01/2050 533 501
3.00%, 11/01/2050 458 432
3.00%, 07/01/2051 2,250 2,101
3.00%, 04/01/2052 2,379 2,231
3.50%, 04/01/2030 161 161
3.50%, 05/01/2034 697 698
3.50%, 08/01/2034 140 140
3.50%, 12/01/2040 31 30
3.50%, 01/01/2041 15 15
3.50%, 12/01/2041 8 8
3.50%, 03/01/2042 16 16
3.50%, 04/01/2042 34 33
3.50%, 11/01/2042 533 525
3.50%, 02/01/2043 25 25
3.50%, 07/01/2043 454 447
3.50%, 01/01/2044 140 138
3.50%, 11/01/2044 693 681
3.50%, 03/01/2045 26 25
3.50%, 06/01/2045 48 47
3.50%, 11/01/2045 27 26
3.50%, 05/01/2046 12 12
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2047 $ 828 $ 810
3.50%, 11/01/2047 343 335
3.50%, 03/01/2048 496 485
3.50%, 06/01/2051 245 238
3.50%, 07/01/2052
(p)
1,400 1,346
4.00%, 03/01/2034 195 200
4.00%, 09/01/2040 38 39
4.00%, 05/01/2041 82 83
4.00%, 10/01/2041 24 25
4.00%, 10/01/2041 12 12
4.00%, 11/01/2041 17 17
4.00%, 04/01/2042 13 13
4.00%, 11/01/2043 51 51
4.00%, 11/01/2043 15 15
4.00%, 02/01/2044 57 58
4.00%, 06/01/2044 114 115
4.00%, 09/01/2044 9 9
4.00%, 09/01/2045 51 50
4.00%, 12/01/2045 226 227
4.00%, 08/01/2046 35 36
4.00%, 01/01/2047 20 20
4.00%, 11/01/2047 750 752
4.00%, 05/01/2048 32 32
4.00%, 10/01/2048 155 155
4.00%, 01/01/2049 75 75
4.00%, 07/01/2052
(p)
1,500 1,479
4.50%, 07/01/2025 9 10
4.50%, 08/01/2040 20 21
4.50%, 11/01/2040 421 434
4.50%, 12/01/2040 16 16
4.50%, 08/01/2041 14 14
4.50%, 09/01/2041 138 143
4.50%, 05/01/2044 16 17
4.50%, 12/01/2044 25 26
4.50%, 06/01/2046 13 13
4.50%, 05/01/2047 23 23
4.50%, 05/01/2047 10 10
4.50%, 05/01/2049 94 95
4.50%, 07/01/2052
(p)
225 226
5.00%, 10/01/2041 74 77
5.00%, 06/01/2048 176 184
5.50%, 12/01/2022 1 1
5.50%, 07/01/2033 104 111
5.50%, 04/01/2035 10 11
5.50%, 08/01/2036 273 293
5.50%, 02/01/2037 2 2
5.50%, 05/01/2040 8 8
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 72 79
6.00%, 02/01/2037 22 23
6.00%, 02/01/2038 28 30
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 19 20
6.50%, 07/01/2037 10 10
6.50%, 02/01/2038 24 26
6.50%, 09/01/2038 76 83
$ 46,012
Government National Mortgage Association (GNMA) - 7.77%
2.00%, 02/20/2051 1,652 1,473
2.00%, 07/20/2051 2,737 2,444
2.50%, 06/20/2050 814 748
2.50%, 05/20/2051 1,092 1,003
2.50%, 07/01/2052 800 732
3.00%, 02/15/2043 167 159
3.00%, 07/20/2044 200 192
3.00%, 01/20/2046 126 121
3.00%, 07/20/2046 191 183

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 12/20/2046 $ 547 $ 524
3.00%, 07/01/2052 1,000 943
3.50%, 04/20/2046 109 108
3.50%, 10/20/2046 129 126
3.50%, 07/20/2047 546 539
3.50%, 07/01/2052 2,400 2,332
4.00%, 02/15/2042 60 61
4.00%, 06/20/2046 15 15
4.00%, 01/20/2048 699 720
4.00%, 07/01/2052 600 597
4.50%, 09/15/2039 335 352
4.50%, 11/15/2040 54 56
4.50%, 06/20/2048 4 4
4.50%, 07/01/2052 1,300 1,319
5.00%, 02/15/2034 111 117
5.00%, 10/15/2034 39 41
5.00%, 10/20/2039 18 19
5.00%, 07/20/2040 10 10
5.00%, 02/15/2042 45 47
5.50%, 12/20/2033 56 60
5.50%, 05/20/2035 6 6
5.50%, 12/20/2048 126 132
6.00%, 01/20/2029 9 10
6.00%, 07/20/2029 2 2
6.00%, 12/15/2033 9 9
6.00%, 12/20/2036 32 35
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 1 2
6.50%, 12/15/2032 194 204
7.00%, 03/15/2031 1 1
8.00%, 12/15/2030 3 4
$ 15,452
U.S. Treasury - 11.51%
1.25%, 08/15/2031 3,650 3,142
1.38%, 11/15/2031 2,400 2,082
1.63%, 08/15/2029 1,100 1,002
1.75%, 08/15/2041 680 517
1.88%, 11/15/2051 375 281
2.00%, 10/31/2022 2,500 2,499
2.00%, 08/15/2051
(q)
2,900 2,241
2.25%, 11/15/2027 1,000 959
3.00%, 05/15/2045 1,140 1,057
3.00%, 11/15/2045
(r)
2,750 2,555
3.13%, 05/15/2048 3,210 3,107
3.75%, 11/15/2043 1,650 1,726
4.75%, 02/15/2037 1,435 1,733
$ 22,901
U.S. Treasury Bill - 4.00%
0.82%, 07/28/2022
(s)
1,680 1,679
1.02%, 08/25/2022
(s)
6,290 6,276
$ 7,955
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 95,851
Total Investments $ 220,672
Other Assets and Liabilities -  (10.94)% (21,769)
TOTAL NET ASSETS - 100.00% $ 198,903
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,131 or
0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,214 or 19.21% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,066 or 0.54% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $962 or 0.48% of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after June 30, 2022, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,978 or 0.99% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $298 or 0.15% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 36.12%
Government 16.55%
Financial 14.96%
Consumer, Non-cyclical 6.43%
Consumer, Cyclical 6.38%
Money Market Funds 5.33%
Energy 5.09%
Communications 4.57%
Industrial 4.30%
Asset Backed Securities 3.82%
Technology 2.79%
Utilities 2.77%
Basic Materials 1.83%
Other Assets and Liabilities
(10.94)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 11,178 $ 65,275 $ 66,975 $ 9,478
$ 11,178 $ 65,275 $ 66,975 $ 9,478
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2022 Short 38 $ 4,504 $ 25
US 2 Year Note; September 2022 Short 10 2,100 10
US 5 Year Note; September 2022 Long 110 12,348 34
US Long Bond; September 2022 Long 23 3,188 (18)
Total $ 51
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of June 30,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/22/2027 $ 5,700 $ 340 $ 234 $ 574
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 17,226 38 464 502
Total $ 378 $ 698 $ 1,076
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .08%
International Equity Index Fund
(a)
5,897,538 $ 56,027
MidCap S&P 400 Index Fund
(a)
1,632,738 31,985
SmallCap S&P 600 Index Fund
(a)
1,275,882 32,063
$ 120,075
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .95%
Bond Market Index Account
(a)
41,345,952 398,988
LargeCap S&P 500 Index Account
(a)
13,590,548 277,383
$ 676,371
TOTAL INVESTMENT COMPANIES $ 796,446
Total Investments $ 796,446
Other Assets and Liabilities -  (0.03)% (205)
TOTAL NET ASSETS - 100.00% $ 796,241
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .11%
Domestic Equity Funds 42 .89%
International Equity Funds 7 .03%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 498,779 $ 15,657 $ 65,591 $ 398,988
International Equity Index Fund 71,164 4,699 6,682 56,027
LargeCap S&P 500 Index Account 353,415 28,361 35,879 277,383
MidCap S&P 400 Index Fund 41,040 2,627 4,003 31,985
SmallCap S&P 600 Index Fund 41,100 1,976 3,481 32,063
$ 1,005,498 $ 53,320 $ 115,636 $ 796,446
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (323) $ — $ (49,534)
International Equity Index Fund — (121) — (13,033)
LargeCap S&P 500 Index Account — 6,455 — (74,969)
MidCap S&P 400 Index Fund — (66) — (7,613)
SmallCap S&P 600 Index Fund — (69) — (7,463)
$ — $ 5,876 $ — $ (152,612)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .08%
International Equity Index Fund
(a)
1,116,376 $ 10,606
MidCap S&P 400 Index Fund
(a)
309,057 6,054
SmallCap S&P 600 Index Fund
(a)
241,513 6,069
$ 22,729
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .95%
Bond Market Index Account
(a)
7,827,621 75,537
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,431,711 52,505
$ 128,042
TOTAL INVESTMENT COMPANIES $ 150,771
Total Investments $ 150,771
Other Assets and Liabilities -  (0.03)% (45)
TOTAL NET ASSETS - 100.00% $ 150,726
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .12%
Domestic Equity Funds 42 .87%
International Equity Funds 7 .04%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 91,392 $ 4,405 $ 10,987 $ 75,537
International Equity Index Fund 13,037 1,104 1,083 10,606
LargeCap S&P 500 Managed Volatility Index Account 64,646 5,786 5,984 52,505
MidCap S&P 400 Index Fund 7,518 656 692 6,054
SmallCap S&P 600 Index Fund 7,529 539 599 6,069
$ 184,122 $ 12,490 $ 19,345 $ 150,771
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (182) $ — $ (9,091)
International Equity Index Fund — (5) — (2,447)
LargeCap S&P 500 Managed Volatility Index Account — 27 — (11,970)
MidCap S&P 400 Index Fund — (2) — (1,426)
SmallCap S&P 600 Index Fund — (4) — (1,396)
$ — $ (166) $ — $ (26,330)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .81 % Shares Held Value (000's)
Money Market Funds - 19 .61%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
39,630,503 $ 39,631
Principal Funds, Inc. Class R-6 - 15 .08%
International Equity Index Fund
(a)
1,488,701 14,143
MidCap S&P 400 Index Fund
(a)
415,534 8,140
SmallCap S&P 600 Index Fund
(a)
325,487 8,179
$ 30,462
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .12%
Bond Market Index Account
(a)
10,488,512 101,214
LargeCap S&P 500 Index Account
(a)
1,487,507 30,360
$ 131,574
TOTAL INVESTMENT COMPANIES $ 201,667
Total Investments $ 201,667
Other Assets and Liabilities -  0.19% 391
TOTAL NET ASSETS - 100.00% $ 202,058
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .09%
Domestic Equity Funds 23 .11%
Money Market Funds 19 .61%
International Equity Funds 7 .00%
Other Assets and Liabilities
0 .19%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 114,043 $ 8,509 $ 9,563 $ 101,214
International Equity Index Fund 16,269 1,881 861 14,143
LargeCap S&P 500 Index Account 34,629 5,912 3,145 30,360
MidCap S&P 400 Index Fund 9,382 1,268 664 8,140
Principal Government Money Market Fund - Institutional Class 1.10% 13,645 82,306 56,320 39,631
SmallCap S&P 600 Index Fund 9,395 1,159 569 8,179
$ 197,363 $ 101,035 $ 71,122 $ 201,667
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (66) $ — $ (11,709)
International Equity Index Fund — — — (3,146)
LargeCap S&P 500 Index Account — 47 — (7,083)
MidCap S&P 400 Index Fund — — — (1,846)
Principal Government Money Market Fund - Institutional Class 1.10% 46 — — —
SmallCap S&P 600 Index Fund — (1) — (1,805)
$ 46 $ (20) $ — $ (25,589)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Short 50 $ 9,474 $ (36)
Total $ (36)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Growth Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .12%
International Equity Index Fund
(a)
33,426,333 $ 317,550
MidCap S&P 400 Index Fund
(a)
8,097,617 158,632
SmallCap S&P 600 Index Fund
(a)
6,327,635 159,014
$ 635,196
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .91%
Bond Market Index Account
(a)
114,812,607 1,107,942
LargeCap S&P 500 Index Account
(a)
69,328,334 1,414,991
$ 2,522,933
TOTAL INVESTMENT COMPANIES $ 3,158,129
Total Investments $ 3,158,129
Other Assets and Liabilities -  (0.03)% (827)
TOTAL NET ASSETS - 100.00% $ 3,157,302
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .88%
Fixed Income Funds 35 .09%
International Equity Funds 10 .06%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 1,377,128 $ 53,190 $ 184,032 $ 1,107,942
International Equity Index Fund 401,011 26,977 35,728 317,550
LargeCap S&P 500 Index Account 1,792,336 107,835 134,405 1,414,991
MidCap S&P 400 Index Fund 202,357 9,351 14,846 158,632
SmallCap S&P 600 Index Fund 202,651 6,531 12,677 159,014
$ 3,975,483 $ 203,884 $ 381,688 $ 3,158,129
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (1,322) $ — $ (137,022)
International Equity Index Fund — 219 — (74,929)
LargeCap S&P 500 Index Account — 7,223 — (357,998)
MidCap S&P 400 Index Fund — (332) — (37,898)
SmallCap S&P 600 Index Fund — (345) — (37,146)
$ — $ 5,443 $ — $ (644,993)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .12%
International Equity Index Fund
(a)
3,264,049 $ 31,009
MidCap S&P 400 Index Fund
(a)
790,711 15,490
SmallCap S&P 600 Index Fund
(a)
617,877 15,527
$ 62,026
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .91%
Bond Market Index Account
(a)
11,211,074 108,187
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,029,962 138,158
$ 246,345
TOTAL INVESTMENT COMPANIES $ 308,371
Total Investments $ 308,371
Other Assets and Liabilities -  (0.03)% (87)
TOTAL NET ASSETS - 100.00% $ 308,284
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .88%
Fixed Income Funds 35 .09%
International Equity Funds 10 .06%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 134,856 $ 5,571 $ 18,756 $ 108,187
International Equity Index Fund 39,269 2,812 3,780 31,009
LargeCap S&P 500 Managed Volatility Index Account 175,242 9,918 14,912 138,158
MidCap S&P 400 Index Fund 19,816 1,117 1,712 15,490
SmallCap S&P 600 Index Fund 19,845 820 1,481 15,527
$ 389,028 $ 20,238 $ 40,641 $ 308,371
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (343) $ — $ (13,141)
International Equity Index Fund — (14) — (7,278)
LargeCap S&P 500 Managed Volatility Index Account — 71 — (32,161)
MidCap S&P 400 Index Fund — (18) — (3,713)
SmallCap S&P 600 Index Fund — (22) — (3,635)
$ — $ (326) $ — $ (59,928)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .29 % Shares Held Value (000's)
Money Market Funds - 19 .05%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
216,485,575 $ 216,486
Principal Funds, Inc. Class R-6 - 20 .11%
International Equity Index Fund
(a)
11,966,249 113,679
MidCap S&P 400 Index Fund
(a)
2,922,615 57,254
SmallCap S&P 600 Index Fund
(a)
2,289,284 57,530
$ 228,463
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .13%
Bond Market Index Account
(a)
41,310,909 398,650
LargeCap S&P 500 Index Account
(a)
13,949,784 284,715
$ 683,365
TOTAL INVESTMENT COMPANIES $ 1,128,314
Total Investments $ 1,128,314
Other Assets and Liabilities -  0.71% 8,125
TOTAL NET ASSETS - 100.00% $ 1,136,439
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35 .15%
Fixed Income Funds 35 .08%
Money Market Funds 19 .05%
International Equity Funds 10 .01%
Other Assets and Liabilities
0 .71%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 442,708 $ 35,440 $ 33,670 $ 398,650
International Equity Index Fund 128,898 13,970 4,113 113,679
LargeCap S&P 500 Index Account 320,078 50,856 20,688 284,715
MidCap S&P 400 Index Fund 65,042 7,758 2,649 57,254
Principal Government Money Market Fund - Institutional Class 1.10% 98,839 567,651 450,004 216,486
SmallCap S&P 600 Index Fund 65,132 7,235 2,229 57,530
$ 1,120,697 $ 682,910 $ 513,353 $ 1,128,314
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (114) $ — $ (45,714)
International Equity Index Fund — 4 — (25,080)
LargeCap S&P 500 Index Account — 283 — (65,814)
MidCap S&P 400 Index Fund — 4 — (12,901)
Principal Government Money Market Fund - Institutional Class 1.10% 250 — — —
SmallCap S&P 600 Index Fund — (3) — (12,605)
$ 250 $ 174 $ — $ (162,114)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Short 765 $ 144,948 $ 3,384
Total $ 3,384
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .05%
International Equity Index Fund
(a)
1,121,073 $ 10,650
MidCap S&P 400 Index Fund
(a)
407,333 7,980
SmallCap S&P 600 Index Fund
(a)
318,311 7,999
$ 26,629
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .98%
Bond Market Index Account
(a)
17,884,351 172,584
LargeCap S&P 500 Index Account
(a)
3,229,326 65,911
$ 238,495
TOTAL INVESTMENT COMPANIES $ 265,124
Total Investments $ 265,124
Other Assets and Liabilities -  (0.03)% (74)
TOTAL NET ASSETS - 100.00% $ 265,050
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .11%
Domestic Equity Funds 30 .90%
International Equity Funds 4 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Bond Market Index Account $ 211,280 $ 12,938 $ 30,440 $ 172,584
International Equity Index Fund 13,249 1,363 1,509 10,650
LargeCap S&P 500 Index Account 82,251 11,243 11,730 65,911
MidCap S&P 400 Index Fund 10,028 1,185 1,365 7,980
SmallCap S&P 600 Index Fund 10,043 1,045 1,254 7,999
$ 326,851 $ 27,774 $ 46,298 $ 265,124
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (164) $ — $ (21,030)
International Equity Index Fund — (3) — (2,450)
LargeCap S&P 500 Index Account — 1,328 — (17,181)
MidCap S&P 400 Index Fund — 2 — (1,870)
SmallCap S&P 600 Index Fund — (20) — (1,815)
$ — $ 1,143 $ — $ (44,346)
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.29% Shares Held Value (000's)
Money Market Funds - 4.29%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
3,934,477 $ 3,934
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
6,000,168 6,000
$ 9,934
TOTAL INVESTMENT COMPANIES $ 9,934
COMMON STOCKS - 97.46% Shares Held Value (000's)
Apparel - 1.88%
Gildan Activewear Inc 54,300 $ 1,563
LVMH Moet Hennessy Louis Vuitton SE 4,565 2,798
$ 4,361
Automobile Manufacturers - 3.53%
Bayerische Motoren Werke AG 16,658 1,291
Ferrari NV 3,607 664
Kia Corp 30,562 1,824
Toyota Motor Corp 285,400 4,404
$ 8,183
Banks - 11.93%
Bank Leumi Le-Israel BM 140,462 1,257
Bank Negara Indonesia Persero Tbk PT 1,906,000 1,007
Bank of Ireland Group PLC 191,128 1,208
Bank Rakyat Indonesia Persero Tbk PT 8,369,208 2,337
Barclays PLC 660,216 1,234
DBS Group Holdings Ltd 122,100 2,613
DNB Bank ASA 80,100 1,450
Grupo Financiero Banorte SAB de CV 174,759 977
HDFC Bank Ltd ADR 15,362 844
ICICI Bank Ltd ADR 148,865 2,641
Kasikornbank PCL 252,600 1,086
Kotak Mahindra Bank Ltd 64,128 1,356
Lloyds Banking Group PLC 4,678,620 2,407
Nordea Bank Abp 191,304 1,690
PT Bank Central Asia Tbk 2,397,600 1,167
Toronto-Dominion Bank/The 42,100 2,761
United Overseas Bank Ltd 85,600 1,617
$ 27,652
Biotechnology - 1.26%
CSL Ltd 10,613 1,971
Genmab A/S
(d)
2,935 952
$ 2,923
Building Materials - 3.18%
Beijing New Building Materials PLC 136,397 707
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
209,900 1,617
China Lesso Group Holdings Ltd 725,000 1,097
Cie de Saint-Gobain 50,162 2,168
CRH PLC 33,661 1,162
Kingspan Group PLC 10,394 629
$ 7,380
Chemicals - 2.04%
Air Liquide SA 13,169 1,773
Nippon Sanso Holdings Corp 32,700 524
Nutrien Ltd 16,400 1,306
Shin-Etsu Chemical Co Ltd 10,100 1,135
$ 4,738
Commercial Services - 1.08%
Localiza Rent a Car SA 101,700 1,018
TechnoPro Holdings Inc 46,300 930
TOPPAN INC 33,400 557
$ 2,505
Computers - 4.22%
Capgemini SE 14,727 2,540
Globant SA
(d)
2,965 516
Infosys Ltd 145,205 2,699
Logitech International SA 25,357 1,322
Nomura Research Institute Ltd 41,200 1,106
Teleperformance 2,815 869
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
WNS Holdings Ltd ADR
(d)
9,892 $ 738
$ 9,790
Consumer Products - 0 .60%
Reckitt Benckiser Group PLC 18,430 1,386
Cosmetics & Personal Care - 2.15%
L'Oreal SA 8,735 3,033
Unilever PLC 42,679 1,945
$ 4,978
Distribution & Wholesale - 1.29%
Ferguson PLC 9,409 1,054
ITOCHU Corp 71,300 1,924
$ 2,978
Diversified Financial Services - 1.57%
Banca Generali SpA 8,039 228
Euronext NV
(e)
7,604 624
Housing Development Finance Corp Ltd 48,186 1,333
KB Financial Group Inc 26,103 975
SBI Holdings Inc /Japan 24,800 484
$ 3,644
Electric - 1.42%
Iberdrola SA 211,358 2,201
SSE PLC 54,776 1,081
$ 3,282
Electronics - 1.13%
Hoya Corp 19,796 1,694
Shimadzu Corp 29,000 919
$ 2,613
Energy - Alternate Sources - 0.15%
Sao Martinho SA 49,400 344
Engineering & Construction - 0.78%
Anhui Honglu Steel Construction Group Co Ltd 120,898 605
Vinci SA 13,364 1,199
$ 1,804
Food - 4.64%
Ajinomoto Co Inc 35,800 873
Danone SA 25,207 1,412
Dino Polska SA
(d),(e)
10,310 735
Nestle SA 37,570 4,391
Seven & i Holdings Co Ltd 68,000 2,639
Want Want China Holdings Ltd 818,000 713
$ 10,763
Healthcare - Products - 1.00%
Alcon Inc 25,007 1,753
Sartorius Stedim Biotech 1,759 555
$ 2,308
Healthcare - Services - 1.41%
ICON PLC
(d)
7,622 1,652
Lonza Group AG 3,028 1,617
$ 3,269
Home Builders - 0 .91%
Persimmon PLC 47,112 1,072
Taylor Wimpey PLC 720,076 1,026
$ 2,098
Home Furnishings - 2.32%
Haier Smart Home Co Ltd 372,600 1,387
Howden Joinery Group PLC 140,018 1,032
Sony Group Corp 36,300 2,960
$ 5,379
Insurance - 4.34%
AIA Group Ltd 259,000 2,830
ASR Nederland NV 14,556 587
AXA SA 68,860 1,573
Fairfax Financial Holdings Ltd 2,900 1,537
ICICI Lombard General Insurance Co Ltd
(e)
33,810 481
Legal & General Group PLC 279,450 817
Sampo Oyj 30,292 1,324

Schedule of Investments
Diversified International Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Tryg A/S 40,075 $ 903
$ 10,052
Internet - 0.27%
East Money Information Co Ltd 161,996 617
Leisure Products & Services - 0.84%
Shimano Inc 8,400 1,415
Yamaha Motor Co Ltd
(f)
29,500 542
$ 1,957
Machinery - Construction & Mining - 1.20%
Mitsubishi Heavy Industries Ltd 48,700 1,702
Weir Group PLC/The 64,042 1,067
$ 2,769
Machinery - Diversified - 2 .60%
Atlas Copco AB - A Shares 98,725 924
Ebara Corp
(f)
41,600 1,554
GEA Group AG 22,573 783
Keyence Corp 4,000 1,372
NARI Technology Co Ltd 202,078 818
Shanghai Friendess Electronic Technology Corp
Ltd
17,264 569
$ 6,020
Metal Fabrication & Hardware - 0.31%
APL Apollo Tubes Ltd
(d)
65,509 710
Mining - 3.37%
Anglo American PLC 45,749 1,636
BHP Group Ltd 77,999 2,233
Franco-Nevada Corp 17,087 2,248
Rio Tinto Ltd 23,790 1,697
$ 7,814
Miscellaneous Manufacturers - 0.33%
JSR Corp 29,300 761
Oil & Gas - 6.31%
BP PLC 501,590 2,355
Cenovus Energy Inc 66,000 1,256
Equinor ASA 70,095 2,443
Inpex Corp
(f)
97,500 1,045
Petroleo Brasileiro SA ADR 87,123 1,018
Reliance Industries Ltd
(d)
57,640 1,903
Shell PLC 124,061 3,231
Tourmaline Oil Corp 26,200 1,362
$ 14,613
Pharmaceuticals - 7.97%
AstraZeneca PLC 37,016 4,883
Dechra Pharmaceuticals PLC 11,862 500
Euroapi SA
(d)
756 12
Novo Nordisk A/S 44,075 4,888
Roche Holding AG 14,748 4,930
Sanofi 25,144 2,536
UCB SA 8,423 714
$ 18,463
Pipelines - 0.24%
Gaztransport Et Technigaz SA 4,470 561
Private Equity - 3.04%
3i Group PLC 216,470 2,934
Brookfield Asset Management Inc 81,069 3,606
Intermediate Capital Group PLC 31,609 506
$ 7,046
Real Estate - 0.77%
Mitsubishi Estate Co Ltd 86,700 1,256
Tokyo Tatemono Co Ltd
(f)
37,900 523
$ 1,779
REITs - 0.33%
Segro PLC 64,177 766
Retail - 3.60%
Alimentation Couche-Tard Inc 59,746 2,331
Bosideng International Holdings Ltd 2,024,000 1,257
Dollarama Inc 14,200 818
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
JD Sports Fashion PLC 931,148 $ 1,312
Wal-Mart de Mexico SAB de CV 765,422 2,634
$ 8,352
Semiconductors - 7.65%
ASM International NV 3,112 774
ASML Holding NV 8,680 4,101
MediaTek Inc 51,000 1,120
Novatek Microelectronics Corp 59,000 600
Renesas Electronics Corp
(d)
170,700 1,545
Samsung Electronics Co Ltd 92,281 4,070
SK Hynix Inc 6,605 466
Taiwan Semiconductor Manufacturing Co Ltd 315,140 5,051
$ 17,727
Software - 0.38%
Dassault Systemes SE 24,027 890
Telecommunications - 1.78%
Nice Ltd ADR
(d)
2,724 524
Nippon Telegraph & Telephone Corp 88,200 2,534
SoftBank Group Corp 27,800 1,078
$ 4,136
Toys, Games & Hobbies - 1.41%
Nintendo Co Ltd 7,600 3,269
Transportation - 2.23%
Canadian National Railway Co 22,928 2,579
Canadian Pacific Railway Ltd 37,200 2,598
$ 5,177
TOTAL COMMON STOCKS $ 225,857
Total Investments $ 235,791
Other Assets and Liabilities -  (1.75)% (4,046)
TOTAL NET ASSETS - 100.00% $ 231,745
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,934 or
1.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,840 or 0.79% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,628 or 1.57% of net assets.

Schedule of Investments
Diversified International Account
June 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 16.72%
United Kingdom 13.95%
Canada 10.31%
France 9.45%
Switzerland 6.05%
India 5.48%
United States 4.29%
China 3.51%
Korea, Republic Of 3.17%
Taiwan 2.92%
Denmark 2.91%
Netherlands 2.63%
Australia 2.54%
Ireland 2.00%
Indonesia 1.94%
Singapore 1.83%
Hong Kong 1.76%
Norway 1.68%
Mexico 1.56%
Finland 1.30%
Brazil 1.03%
Spain 0.95%
Germany 0.90%
Israel 0.77%
Thailand 0.47%
Sweden 0.40%
Italy 0.38%
Poland 0.32%
Belgium 0.31%
Uruguay 0.22%
Other Assets and Liabilities
(1.75)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 115 $ 63,762 $ 57,877 $ 6,000
$ 115 $ 63,762 $ 57,877 $ 6,000
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .42 % Shares Held Value (000's)
Money Market Funds - 2 .42%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
5 $ —
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
14,978,199 14,978
$ 14,978
TOTAL INVESTMENT COMPANIES $ 14,978
COMMON STOCKS - 98 .00 % Shares Held Value (000's)
Apparel - 1 .41%
NIKE Inc 85,716 $ 8,760
Automobile Manufacturers - 2 .50%
PACCAR Inc 187,728 15,458
Automobile Parts & Equipment - 1 .94%
Magna International Inc 219,468 12,049
Banks - 9 .97%
Bank of America Corp 258,299 8,041
First Republic Bank/CA 81,321 11,727
JPMorgan Chase & Co 130,925 14,743
Morgan Stanley 195,627 14,879
PNC Financial Services Group Inc/The 78,231 12,343
$ 61,733
Beverages - 1 .83%
Coca-Cola Co/The 180,401 11,349
Biotechnology - 1 .76%
Corteva Inc 200,967 10,880
Chemicals - 2 .37%
Air Products and Chemicals Inc 38,454 9,247
PPG Industries Inc 47,731 5,458
$ 14,705
Computers - 1 .60%
Apple Inc 72,739 9,945
Diversified Financial Services - 3 .62%
BlackRock Inc 24,977 15,212
Discover Financial Services 76,049 7,193
$ 22,405
Electric - 5 .88%
Eversource Energy 89,882 7,592
NextEra Energy Inc 122,613 9,498
Sempra Energy 25,487 3,830
WEC Energy Group Inc 75,646 7,613
Xcel Energy Inc 111,593 7,896
$ 36,429
Food - 3 .76%
Hormel Foods Corp 343,969 16,290
Tyson Foods Inc 81,360 7,002
$ 23,292
Healthcare - Products - 5 .37%
Abbott Laboratories 134,342 14,596
Medtronic PLC 140,438 12,604
STERIS PLC 29,268 6,034
$ 33,234
Healthcare - Services - 1 .02%
UnitedHealth Group Inc 12,297 6,316
Home Builders - 0 .51%
DR Horton Inc 47,556 3,148
Insurance - 3 .57%
Chubb Ltd 63,463 12,475
Fidelity National Financial Inc 260,142 9,615
$ 22,090
Machinery - Construction & Mining - 0 .62%
Caterpillar Inc 21,388 3,823
Machinery - Diversified - 1 .95%
Deere & Co 40,421 12,105
Media - 3 .07%
Cable One Inc 3,792 4,889
Comcast Corp - Class A 359,285 14,098
$ 18,987
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .43%
Parker-Hannifin Corp 55,407 $ 13,633
Trane Technologies PLC 58,655 7,617
$ 21,250
Oil & Gas - 5 .20%
Chevron Corp 56,727 8,213
EOG Resources Inc 112,020 12,372
Marathon Petroleum Corp 141,566 11,638
$ 32,223
Pharmaceuticals - 11 .00%
Becton Dickinson and Co 56,926 14,034
Eli Lilly & Co 1,967 638
Merck & Co Inc 169,581 15,461
Novartis AG ADR 140,758 11,898
Pfizer Inc 215,602 11,304
Roche Holding AG ADR 354,670 14,793
$ 68,128
Pipelines - 1 .84%
Enterprise Products Partners LP 468,243 11,411
Private Equity - 1 .79%
KKR & Co Inc 239,772 11,099
REITs - 4 .57%
Alexandria Real Estate Equities Inc 72,062 10,451
Digital Realty Trust Inc 81,324 10,559
Realty Income Corp 106,507 7,270
$ 28,280
Retail - 3 .25%
Costco Wholesale Corp 23,589 11,306
Starbucks Corp 65,825 5,028
Target Corp 26,779 3,782
$ 20,116
Semiconductors - 3 .27%
Microchip Technology Inc 180,223 10,468
Taiwan Semiconductor Manufacturing Co Ltd
ADR
119,453 9,765
$ 20,233
Software - 3 .56%
Fidelity National Information Services Inc 79,537 7,291
Microsoft Corp 29,478 7,571
SAP SE ADR 78,934 7,161
$ 22,023
Telecommunications - 5 .30%
BCE Inc 325,884 16,027
Verizon Communications Inc 330,621 16,779
$ 32,806
Transportation - 2 .04%
Expeditors International of Washington Inc 66,759 6,507
Union Pacific Corp 28,635 6,107
$ 12,614
TOTAL COMMON STOCKS $ 606,891
Total Investments $ 621,869
Other Assets and Liabilities -  (0.42)% (2,609)
TOTAL NET ASSETS - 100.00% $ 619,260
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Account
June 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 24 .74%
Financial 23 .52%
Consumer, Cyclical 9 .61%
Technology 8 .43%
Communications 8 .37%
Industrial 8 .04%
Energy 7 .04%
Utilities 5 .88%
Money Market Funds 2 .42%
Basic Materials 2 .37%
Other Assets and Liabilities
( 0 .42 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 11,037 $ 97,524 $ 93,583 $ 14,978
$ 11,037 $ 97,524 $ 93,583 $ 14,978
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .38 % Shares Held Value (000's)
Money Market Funds - 4 .38%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
4 $ —
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
3,103,220 3,103
$ 3,103
TOTAL INVESTMENT COMPANIES $ 3,103
COMMON STOCKS - 95 .44 % Shares Held Value (000's)
Agriculture - 0 .92%
Muyuan Foods Co Ltd 35,000 $ 290
SLC Agricola SA 42,480 359
$ 649
Apparel - 0 .64%
Fila Holdings Corp 9,192 200
Youngone Corp 8,526 253
$ 453
Automobile Manufacturers - 3 .87%
Ashok Leyland Ltd 259,398 487
Geely Automobile Holdings Ltd 182,000 417
Hyundai Motor Co 4,756 665
Kia Corp 13,203 788
Yadea Group Holdings Ltd
(d)
196,000 384
$ 2,741
Automobile Parts & Equipment - 0 .89%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 275
Weichai Power Co Ltd 221,000 352
$ 627
Banks - 8 .98%
Bank Rakyat Indonesia Persero Tbk PT 2,807,276 784
China Merchants Bank Co Ltd 100,500 679
Grupo Financiero Banorte SAB de CV 98,000 548
HDFC Bank Ltd 33,997 582
Hong Leong Bank Bhd 47,200 219
ICICI Bank Ltd 121,790 1,094
Kasikornbank PCL 90,900 391
Kotak Mahindra Bank Ltd 14,474 306
PT Bank Central Asia Tbk 1,314,300 640
Saudi National Bank/The 57,609 1,014
Vietnam Technological & Commercial Joint Stock
Bank
(e)
71,400 109
$ 6,366
Beverages - 2 .84%
Arca Continental SAB de CV 60,000 396
China Resources Beer Holdings Co Ltd 64,000 478
Kweichow Moutai Co Ltd 1,600 490
Tsingtao Brewery Co Ltd 62,000 645
$ 2,009
Biotechnology - 0 .09%
I-Mab ADR
(e)
5,949 67
Building Materials - 2 .87%
Amber Enterprises India Ltd
(e)
7,387 211
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
84,371 650
China Lesso Group Holdings Ltd 349,000 528
China National Building Material Co Ltd
(e)
258,000 277
Voltas Ltd 16,168 200
Xinyi Glass Holdings Ltd 70,000 169
$ 2,035
Chemicals - 1 .45%
Ganfeng Lithium Co Ltd
(d)
33,040 364
Navin Fluorine International Ltd 5,296 245
Petronas Chemicals Group Bhd 119,900 245
Supreme Industries Ltd 7,611 171
$ 1,025
Coal - 0 .45%
Exxaro Resources Ltd 26,478 322
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .17%
GPS Participacoes e Empreendimentos SA
(d)
107,488 $ 220
Localiza Rent a Car SA 25,500 255
MegaStudyEdu Co Ltd 3,927 238
NICE Information Service Co Ltd 10,727 119
$ 832
Computers - 2 .22%
CI&T Inc
(e)
11,295 114
Globant SA
(e)
1,321 230
Infosys Ltd 45,558 847
TDCX Inc ADR
(e)
17,790 164
WNS Holdings Ltd ADR
(e)
2,917 218
$ 1,573
Distribution & Wholesale - 1 .19%
AKR Corporindo Tbk PT 4,698,000 325
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
233,542 516
$ 841
Diversified Financial Services - 4 .07%
Bajaj Finance Ltd 5,329 367
Banco BTG Pactual SA 77,512 332
BOC Aviation Ltd
(d)
34,800 294
CreditAccess Grameen Ltd
(e)
25,580 330
Fubon Financial Holding Co Ltd 328,916 661
Hong Kong Exchanges & Clearing Ltd 4,300 213
KB Financial Group Inc 18,450 689
$ 2,886
Electric - 0 .61%
China Longyuan Power Group Corp Ltd 222,000 430
Electrical Components & Equipment - 0 .81%
Delta Electronics Inc 49,000 365
Frencken Group Ltd 260,800 209
$ 574
Electronics - 0 .70%
Lotes Co Ltd 9,000 203
Voltronic Power Technology Corp 6,000 291
$ 494
Energy - Alternate Sources - 0 .34%
Sao Martinho SA 34,582 241
Food - 3 .64%
Bid Corp Ltd 23,720 447
Dino Polska SA
(d),(e)
6,921 494
JBS SA 54,500 330
LT Foods Ltd 66,583 64
Nestle India Ltd 1,079 239
Tingyi Cayman Islands Holding Corp 298,000 512
Want Want China Holdings Ltd 565,000 493
$ 2,579
Gas - 0 .54%
China Resources Gas Group Ltd 82,000 382
Hand & Machine Tools - 0 .21%
Techtronic Industries Co Ltd 14,500 151
Healthcare - Products - 0 .87%
Osstem Implant Co Ltd 4,469 346
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
5,700 267
$ 613
Healthcare - Services - 1 .11%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
38,600 258
Pharmaron Beijing Co Ltd
(d)
30,900 310
WuXi AppTec Co Ltd
(d)
16,500 221
$ 789
Home Furnishings - 1 .02%
Haier Smart Home Co Ltd 141,800 528
Vestel Beyaz Esya Sanayi ve Ticaret AS 359,166 194
$ 722

Schedule of Investments
Global Emerging Markets Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .39%
AIA Group Ltd 63,000 $ 688
ICICI Lombard General Insurance Co Ltd
(d)
16,850 240
ICICI Prudential Life Insurance Co Ltd
(d)
30,600 190
PICC Property & Casualty Co Ltd 386,000 403
Ping An Insurance Group Co of China Ltd 54,500 375
Qualitas Controladora SAB de CV 109,500 506
$ 2,402
Internet - 15 .02%
Alibaba Group Holding Ltd
(e)
143,592 2,048
East Money Information Co Ltd 69,831 266
JD.com Inc 40,207 1,296
Meituan
(d),(e)
53,700 1,340
My EG Services Bhd 1,923,400 384
Naspers Ltd 4,542 664
Pinduoduo Inc ADR
(e)
9,025 558
Sea Ltd ADR
(e)
2,363 158
Tencent Holdings Ltd 79,900 3,617
Trip.com Group Ltd ADR
(e)
11,377 312
$ 10,643
Investment Companies - 0 .34%
VEF AB
(e)
687,023 156
Yangzijiang Financial Holding Ltd
(e)
293,200 86
$ 242
Iron & Steel - 1 .96%
Gerdau SA ADR 69,630 299
Hunan Valin Steel Co Ltd 268,996 205
Severstal PAO 9,865 —
Vale SA 60,500 886
$ 1,390
Leisure Products & Services - 0 .50%
Eicher Motors Ltd 9,915 352
Lodging - 0 .43%
Galaxy Entertainment Group Ltd 51,000 306
Machinery - Diversified - 1 .28%
NARI Technology Co Ltd 94,192 381
Shanghai Friendess Electronic Technology Corp
Ltd
7,331 242
WEG SA 55,900 282
$ 905
Metal Fabrication & Hardware - 0 .53%
APL Apollo Tubes Ltd
(e)
17,471 189
Astral Ltd 8,869 187
$ 376
Mining - 1 .89%
Anglo American PLC 16,432 588
Impala Platinum Holdings Ltd 40,023 444
Polyus PJSC 216 —
Shandong Gold Mining Co Ltd
(d)
176,250 306
$ 1,338
Miscellaneous Manufacturers - 0 .48%
Elite Material Co Ltd 27,000 162
Pidilite Industries Ltd 6,632 176
$ 338
Oil & Gas - 5 .10%
Indian Oil Corp Ltd 466,806 440
Petroleo Brasileiro SA 141,900 829
PTT Exploration & Production PCL 70,100 316
Reliance Industries Ltd
(e)
61,485 2,030
$ 3,615
Pharmaceuticals - 0 .51%
Caplin Point Laboratories Ltd 18,857 170
Grand Pharmaceutical Group Ltd 326,000 189
$ 359
Pipelines - 1 .31%
Gaztransport Et Technigaz SA 7,406 930
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .86%
China Overseas Land & Investment Ltd 119,000 $ 378
Multiplan Empreendimentos Imobiliarios SA 55,500 233
$ 611
Retail - 3 .48%
Ace Hardware Indonesia Tbk PT 3,450,700 178
Bosideng International Holdings Ltd 664,000 412
China Yongda Automobiles Services Holdings Ltd 228,500 217
Home Product Center PCL 611,200 220
Jumbo SA 19,890 290
Wal-Mart de Mexico SAB de CV 210,300 724
Yifeng Pharmacy Chain Co Ltd 53,792 425
$ 2,466
Semiconductors - 13 .70%
ASML Holding NV - NY Reg Shares 648 308
Hana Materials Inc 4,593 170
Keystone Microtech Corp 20,000 138
MediaTek Inc 25,000 549
Novatek Microelectronics Corp 16,400 167
Parade Technologies Ltd 4,000 156
RichWave Technology Corp 15,400 82
Samsung Electronics Co Ltd 69,817 3,079
SK Hynix Inc 7,856 555
Taiwan Semiconductor Manufacturing Co Ltd 281,164 4,506
$ 9,710
Shipbuilding - 0 .28%
Yangzijiang Shipbuilding Holdings Ltd 293,200 196
Software - 1 .11%
NetEase Inc 41,800 787
Telecommunications - 1 .45%
America Movil SAB de CV ADR 27,444 561
Millicom International Cellular SA
(e)
11,414 164
Route Mobile Ltd 10,569 167
Shenzhen Transsion Holdings Co Ltd 10,243 137
$ 1,029
Transportation - 0 .32%
MISC Bhd 141,000 227
TOTAL COMMON STOCKS $ 67,623
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.00%
(e)
6,701 $ 13
TOTAL PREFERRED STOCKS $ 13
Total Investments $ 70,739
Other Assets and Liabilities -  0.16% 114
TOTAL NET ASSETS - 100.00% $ 70,853
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,896 or 6.91% of net assets.
(e) Non-income producing security

Schedule of Investments
Global Emerging Markets Account
June 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 29 .83%
India 13 .44%
Taiwan 10 .08%
Korea, Republic Of 10 .02%
Brazil 6 .91%
Hong Kong 5 .34%
United States 4 .60%
Mexico 3 .85%
Indonesia 2 .72%
South Africa 2 .65%
Malaysia 1 .81%
Saudi Arabia 1 .43%
Thailand 1 .31%
France 1 .31%
Singapore 0 .98%
United Kingdom 0 .83%
Poland 0 .70%
Netherlands 0 .43%
Greece 0 .41%
Uruguay 0 .32%
Turkey 0 .27%
Luxembourg 0 .23%
Sweden 0 .22%
Vietnam 0 .15%
Russian Federation 0 .00%
Other Assets and Liabilities
0 .16%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 1,835 $ 14,800 $ 13,532 $ 3,103
$ 1,835 $ 14,800 $ 13,532 $ 3,103
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 5 $ — $ — $ —
$ 5 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .81 % Shares Held Value (000's)
Money Market Funds - 2 .81%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
5,592,999 $ 5,593
TOTAL INVESTMENT COMPANIES $ 5,593
BONDS - 17 .11%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 9 .85%
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 $ 67 $ 67
AmeriCredit Automobile Receivables Trust
2022-2
1.93%, 12/18/2025 2,055 2,055
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
BMW Vehicle Owner Trust 2020-A
0.48%, 10/25/2024 1,649 1,626
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 884 873
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 2,100 2,077
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 75 75
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 305 302
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,515 1,492
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 982 970
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 1,206 1,192
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 152 152
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 55 55
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,137 1,123
GM Financial Consumer Automobile Receivables
Trust 2022-2
2.52%, 05/16/2025 1,710 1,695
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(c)
3 3
Hyundai Auto Lease Securitization Trust 2022-B
1.40%, 10/15/2024
(c)
1,335 1,335
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 1,391 1,381
Santander Drive Auto Receivables Trust 2022-3
2.76%, 03/17/2025 1,720 1,710
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(c)
405 404
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(c)
789 782
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 258 256
$ 19,625
Commercial Mortgage Backed Securities - 0 .47%
Ginnie Mae
0.10%, 02/16/2055
(d),(e)
10,578 25
0.50%, 04/16/2047
(d),(e)
5,805 68
0.54%, 11/16/2052
(d),(e)
6,146 82
0.56%, 03/16/2060
(d),(e)
2,197 95
2.60%, 05/16/2059 294 270
2.60%, 03/16/2060 424 390
$ 930
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 4 .34%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
$ 113 $ 106
Fannie Mae Grantor Trust 2005-T1
1.97%, 05/25/2035 120 120
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
684 98
Fannie Mae REMICS
1.09%, 06/25/2045
(d)
1,563 50
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(d)
430 22
3.00%, 04/25/2042 153 151
3.00%, 05/25/2048 92 88
3.00%, 01/25/2051
(d)
2,090 340
3.50%, 01/25/2040
(d)
9 —
4.50%, 04/25/2045
(d)
1,305 258
7.00%, 04/25/2032 60 65
Freddie Mac REMICS
1.07%, 05/15/2038
(d)
1,519 53
1.00 x 12 Month Treasury Average Index
+ 0.00%
1.50%, 04/15/2028 391 376
3.00%, 11/15/2035 643 643
3.00%, 10/15/2041 59 59
3.00%, 04/15/2046 121 118
Ginnie Mae
3.00%, 07/20/2050
(d)
1,388 207
3.00%, 09/20/2050
(d)
2,449 362
3.00%, 10/20/2050
(d)
1,714 260
3.00%, 11/20/2050
(d)
2,084 313
3.00%, 11/20/2050
(d)
3,286 480
3.00%, 12/20/2050
(d)
1,361 211
3.50%, 10/20/2049
(d)
2,130 363
4.00%, 02/20/2044
(d)
1,011 81
4.00%, 04/20/2044
(d)
634 56
4.00%, 01/20/2046
(d)
435 31
4.50%, 06/20/2046
(d)
356 53
(1.00) x 1 Month USD LIBOR + 6.10%
4.54%, 12/20/2043
(d)
825 115
(1.00) x 1 Month USD LIBOR + 6.14%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
134 126
JP Morgan Mortgage Trust 2017-3
3.76%, 08/25/2047
(c),(e)
519 484
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
1,033 1,023
New Residential Mortgage Loan Trust 2015-2
5.43%, 08/25/2055
(c),(e)
847 834
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
165 162
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(c),(e)
423 395
Towd Point Mortgage Trust
4.25%, 10/25/2053
(c),(e)
548 548
$ 8,651
Other Asset Backed Securities - 2 .45%
Chase Funding Trust Series 2004-1
2.08%, 12/25/2033 75 70
1.00 x 1 Month USD LIBOR + 0.46%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(c)
2,165 2,145
HPEFS Equipment Trust
0.69%, 07/22/2030
(c)
555 554
1.02%, 05/21/2029
(c)
2,155 2,112
$ 4,881
TOTAL BONDS $ 34,087

Schedule of Investments
Government & High Quality Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 103 .93%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .89%
2.00%, 10/01/2031 $ 313 $ 299
2.23%, 09/01/2032 7 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 253 249
3.00%, 02/01/2027 83 83
3.00%, 01/01/2031 252 251
3.00%, 01/01/2033 486 484
3.00%, 03/01/2037 173 169
3.00%, 08/01/2042 289 276
3.00%, 10/01/2042 527 504
3.00%, 10/01/2042 274 262
3.00%, 05/01/2043 390 373
3.00%, 10/01/2046 472 448
3.50%, 02/01/2032 478 478
3.50%, 04/01/2042 671 660
3.50%, 05/01/2042 318 312
3.50%, 07/01/2042 1,023 1,006
3.50%, 02/01/2044 373 365
4.00%, 07/01/2042 473 478
4.00%, 01/01/2043 471 477
4.00%, 06/01/2043 482 486
4.00%, 10/01/2045 609 614
4.50%, 11/01/2043 463 477
5.00%, 10/01/2025 36 37
5.00%, 02/01/2033 69 73
5.00%, 06/01/2033 100 103
5.00%, 01/01/2034 224 236
5.00%, 07/01/2035 48 50
5.00%, 07/01/2035 11 12
5.00%, 07/01/2035 4 4
5.00%, 10/01/2035 19 20
5.50%, 03/01/2033 52 55
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 15
6.00%, 05/01/2031 7 8
6.00%, 12/01/2031 6 6
6.00%, 11/01/2033 19 20
6.00%, 09/01/2034 24 27
6.00%, 02/01/2035 14 15
6.00%, 10/01/2036 20 22
6.00%, 03/01/2037 28 30
6.00%, 01/01/2038 40 44
6.00%, 04/01/2038 17 18
6.50%, 05/01/2023 2 2
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 7 7
6.50%, 11/01/2028 2 2
6.50%, 12/01/2028 4 4
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 15 16
6.50%, 08/01/2031 4 4
6.50%, 10/01/2031 4 5
6.50%, 10/01/2031 6 7
6.50%, 12/01/2031 6 7
6.50%, 02/01/2032 7 7
6.50%, 05/01/2032 16 18
6.50%, 04/01/2035 4 4
7.00%, 09/01/2027 1 2
7.00%, 01/01/2028 12 12
7.00%, 04/01/2028 7 8
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 3 3
7.00%, 10/01/2031 8 8
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 04/01/2032 $ 24 $ 26
7.50%, 10/01/2030 5 5
7.50%, 02/01/2031 5 5
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 8 9
8.50%, 07/01/2029 13 13
$ 9,738
Federal National Mortgage Association (FNMA) - 0 .35%
1.95%, 12/01/2033 33 33
1.00 x 12 Month USD LIBOR + 1.70%
2.02%, 12/01/2032 9 9
1.00 x 12 Month USD LIBOR + 1.64%
3.00%, 04/01/2043 514 495
5.50%, 05/01/2033 11 11
6.00%, 05/01/2037 121 127
6.50%, 08/01/2025 9 9
6.50%, 11/01/2032 11 11
7.00%, 08/01/2028 7 7
7.00%, 12/01/2028 7 7
8.00%, 05/01/2027 2 2
$ 711
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 62 .62%
1.50%, 10/01/2036 1,869 1,701
2.00%, 02/01/2032 208 199
2.00%, 11/01/2035 931 871
2.00%, 11/01/2035 1,404 1,313
2.00%, 07/01/2037
(f)
750 700
2.00%, 10/01/2050 867 757
2.00%, 03/01/2051 2,063 1,806
2.00%, 05/01/2051 4,834 4,218
2.00%, 07/01/2051 2,621 2,285
2.00%, 09/01/2051 1,509 1,316
2.00%, 09/01/2051 3,406 2,969
2.00%, 11/01/2051 1,659 1,446
2.00%, 11/01/2051 1,946 1,696
2.00%, 11/01/2051 1,933 1,685
2.00%, 11/01/2051 3,025 2,637
2.00%, 12/01/2051 2,932 2,556
2.00%, 12/01/2051 2,891 2,520
2.00%, 12/01/2051 1,941 1,692
2.00%, 12/01/2051 1,925 1,678
2.00%, 01/01/2052 1,977 1,724
2.00%, 01/01/2052 3,895 3,396
2.00%, 02/01/2052 2,214 1,930
2.50%, 06/01/2027 390 384
2.50%, 08/01/2028 301 296
2.50%, 12/01/2031 441 433
2.50%, 09/01/2032 293 288
2.50%, 08/01/2035 1,299 1,243
2.50%, 10/01/2035 1,475 1,412
2.50%, 04/01/2050 1,088 981
2.50%, 06/01/2050 1,237 1,116
2.50%, 08/01/2050 3,010 2,728
2.50%, 07/01/2051 3,883 3,519
2.50%, 12/01/2051 2,749 2,494
2.50%, 12/01/2051 1,103 998
2.50%, 02/01/2052 1,957 1,771
2.50%, 04/01/2052 3,154 2,850
2.50%, 04/01/2052 5,372 4,871
2.50%, 04/01/2052 1,978 1,786
2.50%, 04/01/2052 1,395 1,264
2.50%, 05/01/2052 1,995 1,806
2.50%, 07/01/2052
(f)
4,985 4,482
3.00%, 05/01/2029 364 362
3.00%, 08/01/2031 745 743
3.00%, 12/01/2034 478 471
3.00%, 10/01/2036 360 353

Schedule of Investments
Government & High Quality Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 07/01/2037
(f)
$ 3,000 $ 2,931
3.00%, 10/01/2042 872 834
3.00%, 10/01/2046 588 557
3.00%, 08/01/2049 262 245
3.00%, 10/01/2049 619 578
3.00%, 12/01/2049 637 595
3.00%, 01/01/2050 1,036 968
3.00%, 02/01/2050 939 877
3.00%, 07/01/2050 1,032 963
3.00%, 08/01/2050 792 739
3.00%, 09/01/2050 1,156 1,081
3.00%, 07/01/2052
(f)
7,950 7,403
3.50%, 08/01/2031 396 398
3.50%, 02/01/2033 592 592
3.50%, 09/01/2033 828 829
3.50%, 06/01/2039 240 239
3.50%, 11/01/2042 679 668
3.50%, 12/01/2042 737 727
3.50%, 02/01/2043 305 302
3.50%, 03/01/2045 602 591
3.50%, 03/01/2045 318 314
3.50%, 09/01/2045 440 432
3.50%, 03/01/2047 532 526
3.50%, 11/01/2048 1,274 1,249
3.50%, 03/01/2050 1,472 1,452
3.50%, 07/01/2052
(f)
5,000 4,808
4.00%, 01/01/2034 229 233
4.00%, 10/01/2037 327 327
4.00%, 02/01/2041 682 690
4.00%, 02/01/2042 424 429
4.00%, 10/01/2043 136 137
4.00%, 08/01/2044 314 317
4.00%, 10/01/2044 896 903
4.00%, 11/01/2044 289 292
4.00%, 08/01/2045 455 459
4.00%, 08/01/2046 726 730
4.00%, 07/01/2047 619 624
4.00%, 10/01/2047 500 502
4.00%, 07/01/2052
(f)
3,500 3,451
4.50%, 08/01/2039 821 848
4.50%, 09/01/2043 892 920
4.50%, 10/01/2043 501 511
4.50%, 11/01/2043 517 532
4.50%, 09/01/2045 347 357
4.50%, 10/01/2045 508 524
4.50%, 11/01/2045 726 747
5.00%, 05/01/2033 581 611
5.00%, 04/01/2035 50 52
5.00%, 04/01/2035 58 61
5.00%, 07/01/2035 2 3
5.00%, 02/01/2038 221 233
5.00%, 02/01/2040 675 717
5.00%, 07/01/2041 526 554
5.50%, 06/01/2033 33 35
5.50%, 02/01/2037 2 2
5.50%, 03/01/2038 50 54
6.00%, 11/01/2028 9 10
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 26 29
6.00%, 07/01/2037 54 58
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 6 7
6.00%, 03/01/2038 34 37
6.50%, 09/01/2024 1 1
6.50%, 07/01/2025 5 6
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 06/01/2026 $ 1 $ 1
6.50%, 07/01/2028 6 7
6.50%, 03/01/2029 3 4
6.50%, 06/01/2031 8 9
6.50%, 01/01/2032 3 3
6.50%, 04/01/2032 1 1
6.50%, 08/01/2032 5 6
6.50%, 02/01/2033 7 8
6.50%, 12/01/2036 10 10
6.50%, 07/01/2037 7 8
6.50%, 07/01/2037 15 16
6.50%, 02/01/2038 19 20
7.00%, 10/01/2029 5 6
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 9 9
8.00%, 06/01/2030 1 1
$ 124,767
Government National Mortgage Association (GNMA) - 22 .51%
2.00%, 08/20/2050 1,428 1,277
2.00%, 01/20/2051 1,705 1,522
2.00%, 02/20/2051 3,716 3,314
2.50%, 06/20/2050 3,016 2,772
2.50%, 05/20/2051 2,855 2,624
2.50%, 07/01/2052 7,300 6,680
3.00%, 11/15/2042 351 337
3.00%, 12/15/2042 781 745
3.00%, 02/15/2043 858 819
3.00%, 05/15/2043 1,025 979
3.00%, 07/20/2045 523 501
3.00%, 07/20/2046 275 264
3.00%, 08/20/2046 599 575
3.00%, 09/20/2046 732 702
3.00%, 12/20/2046 374 359
3.00%, 02/20/2047 476 456
3.00%, 08/20/2047 286 274
3.00%, 07/01/2052 2,000 1,885
3.50%, 01/15/2043 670 669
3.50%, 05/15/2043 673 672
3.50%, 06/20/2043 442 436
3.50%, 04/20/2045 301 298
3.50%, 06/20/2046 49 48
3.50%, 02/20/2047 532 526
3.50%, 05/20/2047 533 538
3.50%, 11/20/2047 377 382
3.50%, 07/01/2052 4,000 3,887
4.00%, 08/15/2041 405 413
4.00%, 07/20/2047 382 395
4.00%, 01/20/2048 1,182 1,217
4.00%, 07/01/2052 3,500 3,485
4.50%, 07/15/2040 218 227
4.50%, 07/01/2052 5,000 5,074
5.00%, 09/15/2033 2 3
5.00%, 02/15/2034 144 152
5.00%, 09/15/2039 17 18
5.50%, 11/15/2033 19 20
5.50%, 05/20/2035 59 64
6.00%, 04/20/2026 2 2
6.00%, 05/20/2026 1 1
6.00%, 03/20/2028 1 1
6.00%, 06/20/2028 8 8
6.00%, 07/20/2028 3 4
6.00%, 02/20/2029 3 3
6.00%, 03/20/2029 7 7
6.00%, 07/20/2029 7 8
6.00%, 07/20/2033 61 67
6.50%, 12/20/2025 3 3
6.50%, 02/20/2026 2 2

Schedule of Investments
Government & High Quality Bond Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 03/20/2031 $ 5 $ 5
6.50%, 04/20/2031 5 6
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 41 41
7.00%, 01/15/2029 8 8
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 4 4
7.00%, 09/15/2031 20 21
7.00%, 06/15/2032 38 40
7.50%, 10/15/2023 1 1
8.00%, 08/15/2026 1 1
$ 44,850
U.S. Treasury - 3 .49%
1.25%, 12/31/2026 2,000 1,849
1.38%, 11/15/2031 250 217
1.88%, 11/15/2051 250 187
2.13%, 12/31/2022 2,400 2,395
4.50%, 02/15/2036 1,000 1,176
5.25%, 11/15/2028 1,000 1,125
$ 6,949
U.S. Treasury Bill - 10 .07%
0.82%, 07/28/2022
(g)
1,435 1,434
0.83%, 07/21/2022
(g)
8,815 8,810
1.02%, 08/25/2022
(g)
475 474
1.30%, 10/20/2022
(g)
9,400 9,343
$ 20,061
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 207,076
Total Investments $ 246,756
Other Assets and Liabilities -  (23.85)% (47,519)
TOTAL NET ASSETS - 100.00% $ 199,237
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,851 or 5.45% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 95 .18%
Government 13 .56%
Asset Backed Securities 12 .30%
Money Market Funds 2 .81%
Other Assets and Liabilities
( 23 .85 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 17,990 $ 102,944 $ 115,341 $ 5,593
$ 17,990 $ 102,944 $ 115,341 $ 5,593
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2022 Long 60 $ 7,112 $ (91)
US 5 Year Note; September 2022 Short 121 13,582 113
US Long Bond; September 2022 Long 75 10,397 (181)
Total $ (159)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .00 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Russell 1000 Growth ETF 5,700 $ 1,247
Money Market Funds - 3 .73%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
3,429,856 3,430
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b),(c)
13,837,963 13,838
$ 17,268
TOTAL INVESTMENT COMPANIES $ 18,515
CONVERTIBLE PREFERRED STOCKS
- 0 .22 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 228
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 154
Software - 0 .14%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 364
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 264
$ 628
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,010
COMMON STOCKS - 97 .98 % Shares Held Value (000's)
Advertising - 0 .13%
Trade Desk Inc/The
(d)
14,366 $ 602
Aerospace & Defense - 1 .46%
Boeing Co/The
(d)
604 82
HEICO Corp 149 19
HEICO Corp - Class A 262 28
Howmet Aerospace Inc 123 4
L3Harris Technologies Inc 25,539 6,173
Lockheed Martin Corp 842 362
Northrop Grumman Corp 60 29
Spirit AeroSystems Holdings Inc 351 10
TransDigm Group Inc
(d)
72 39
$ 6,746
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
38 2
Airlines - 0 .01%
Delta Air Lines Inc
(d)
2,270 66
Apparel - 0 .31%
Deckers Outdoor Corp
(d)
84 21
NIKE Inc 13,752 1,406
Skechers USA Inc
(d)
64 2
Tapestry Inc 126 4
$ 1,433
Automobile Manufacturers - 1 .64%
Lucid Group Inc
(d),(g)
1,769 30
Rivian Automotive Inc
(d),(g)
178,140 4,585
Tesla Inc
(d)
4,459 3,003
$ 7,618
Automobile Parts & Equipment - 0 .02%
Allison Transmission Holdings Inc 272 11
Aptiv PLC
(d)
240 21
Aurora Innovation Inc
(d),(g)
37,325 71
$ 103
Banks - 0 .02%
First Citizens BancShares Inc/NC 10 7
Signature Bank/New York NY 11 2
SVB Financial Group
(d)
132 52
Western Alliance Bancorp 229 16
$ 77
Beverages - 1 .16%
Boston Beer Co Inc/The
(d)
32 10
Brown-Forman Corp - A Shares 96 6
Brown-Forman Corp - B Shares 55,693 3,907
Coca-Cola Co/The 10,392 654
Monster Beverage Corp
(d)
1,220 113
PepsiCo Inc 4,146 691
$ 5,381
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .70%
Alnylam Pharmaceuticals Inc
(d)
428 $ 62
Amgen Inc 1,592 387
Certara Inc
(d)
257 6
Exelixis Inc
(d)
979 20
Guardant Health Inc
(d)
345 14
Horizon Therapeutics Plc
(d)
740 59
Incyte Corp
(d)
560 43
Ionis Pharmaceuticals Inc
(d)
474 18
Maravai LifeSciences Holdings Inc
(d)
404 11
Moderna Inc
(d)
74 11
Novavax Inc
(d)
276 14
Regeneron Pharmaceuticals Inc
(d)
53 31
Sarepta Therapeutics Inc
(d)
304 23
Seagen Inc
(d)
481 85
Ultragenyx Pharmaceutical Inc
(d)
177 11
Vertex Pharmaceuticals Inc
(d)
8,624 2,430
$ 3,225
Building Materials - 0 .02%
Armstrong World Industries Inc 95 7
Eagle Materials Inc 115 13
Fortune Brands Home & Security Inc 159 9
Louisiana-Pacific Corp 27 1
Martin Marietta Materials Inc 19 6
Masco Corp 43 2
Trex Co Inc
(d)
405 22
Vulcan Materials Co 229 33
$ 93
Chemicals - 1 .18%
Albemarle Corp 213 45
Axalta Coating Systems Ltd
(d)
190 4
CF Industries Holdings Inc 738 63
Chemours Co/The 329 11
Ecolab Inc 777 119
FMC Corp 152 16
Linde PLC 374 108
Mosaic Co/The 157 7
PPG Industries Inc 443 51
RPM International Inc 24 2
Sherwin-Williams Co/The 22,325 4,999
Valvoline Inc 635 18
$ 5,443
Commercial Services - 4 .04%
Affirm Holdings Inc
(d),(g)
18,120 327
Automatic Data Processing Inc 1,361 286
Block Inc
(d)
5,375 330
Booz Allen Hamilton Holding Corp 466 42
Bright Horizons Family Solutions Inc
(d)
60 5
Cintas Corp 21,407 7,996
CoStar Group Inc
(d)
200 12
Driven Brands Holdings Inc
(d)
13 —
Equifax Inc 215 39
Euronet Worldwide Inc
(d)
129 13
FleetCor Technologies Inc
(d)
266 56
FTI Consulting Inc
(d)
50 9
Gartner Inc
(d)
278 67
Global Payments Inc 30,687 3,395
GXO Logistics Inc
(d)
41 2
H&R Block Inc 486 17
MarketAxess Holdings Inc 132 34
Mister Car Wash Inc
(d),(g)
203 2
Moody's Corp 535 146
Morningstar Inc 79 19
Paylocity Holding Corp
(d)
141 25
PayPal Holdings Inc
(d)
1,266 89
Quanta Services Inc 275 35
Robert Half International Inc 337 25
Rollins Inc 774 27
S&P Global Inc 16,327 5,503
Shift4 Payments Inc
(d)
187 6

Schedule of Investments
LargeCap Growth Account I
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Toast Inc
(d)
801 $ 11
TransUnion 500 40
United Rentals Inc
(d)
116 28
Verisk Analytics Inc 550 95
WEX Inc
(d)
115 18
WillScot Mobile Mini Holdings Corp
(d)
408 13
$ 18,712
Computers - 5 .64%
Accenture PLC - Class A 5,758 1,599
Apple Inc 150,312 20,550
Crowdstrike Holdings Inc
(d)
745 126
Dell Technologies Inc 146 7
EPAM Systems Inc
(d)
195 58
Fortinet Inc
(d)
57,081 3,230
Genpact Ltd 337 14
Globant SA
(d)
145 25
HP Inc 1,715 56
International Business Machines Corp 2,133 301
KBR Inc 318 15
NCR Corp
(d)
24 1
NetApp Inc 788 51
Pure Storage Inc
(d)
997 26
Thoughtworks Holding Inc
(d)
301 4
Zscaler Inc
(d)
295 44
$ 26,107
Consumer Products - 0 .05%
Avery Dennison Corp 177 29
Church & Dwight Co Inc 389 36
Clorox Co/The 366 52
Kimberly-Clark Corp 707 95
$ 212
Cosmetics & Personal Care - 1 .89%
Colgate-Palmolive Co 1,806 145
Estee Lauder Cos Inc/The 31,670 8,066
Procter & Gamble Co/The 3,613 519
$ 8,730
Distribution & Wholesale - 0 .08%
Copart Inc
(d)
756 82
Core & Main Inc
(d)
74 2
Fastenal Co 2,041 102
IAA Inc
(d)
394 13
Leslie's Inc
(d)
517 8
Pool Corp 139 49
SiteOne Landscape Supply Inc
(d)
95 11
Watsco Inc 61 14
WESCO International Inc
(d)
83 9
WW Grainger Inc 161 73
$ 363
Diversified Financial Services - 3 .97%
American Express Co 135 19
Ameriprise Financial Inc 248 59
Apollo Global Management Inc 1,240 60
Blue Owl Capital Inc
(g)
1,428 14
Charles Schwab Corp/The 2,993 189
Credit Acceptance Corp
(d),(g)
2 1
LPL Financial Holdings Inc 283 52
Mastercard Inc 39,158 12,354
Raymond James Financial Inc 55 5
Rocket Cos Inc
(g)
235 2
Tradeweb Markets Inc 241 16
Upstart Holdings Inc
(d),(g)
50 2
UWM Holdings Corp
(g)
298 1
Visa Inc 28,546 5,620
Western Union Co/The 458 8
$ 18,402
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .01%
AES Corp/The 425 $ 9
Vistra Corp 871 20
$ 29
Electrical Components & Equipment - 0 .03%
ChargePoint Holdings Inc
(d)
704 10
Emerson Electric Co 668 53
Generac Holdings Inc
(d)
221 46
Universal Display Corp 158 16
$ 125
Electronics - 0 .67%
Agilent Technologies Inc 955 113
Allegion plc 250 24
Amphenol Corp 41,104 2,647
Arrow Electronics Inc
(d)
11 1
Honeywell International Inc 710 123
II-VI Inc
(d)
71 4
Jabil Inc 409 21
Keysight Technologies Inc
(d)
595 82
Mettler-Toledo International Inc
(d)
80 92
National Instruments Corp 60 2
Vontier Corp 338 8
$ 3,117
Energy - Alternate Sources - 0 .02%
Enphase Energy Inc
(d)
465 91
Enviva Inc 108 6
Plug Power Inc
(d)
916 15
$ 112
Engineering & Construction - 0 .00%
AECOM 28 2
TopBuild Corp
(d)
100 17
$ 19
Entertainment - 0 .26%
Caesars Entertainment Inc
(d)
498 19
Churchill Downs Inc 129 25
DraftKings Inc
(d)
1,343 16
Live Nation Entertainment Inc
(d)
13,665 1,128
Madison Square Garden Sports Corp
(d)
31 5
Six Flags Entertainment Corp
(d)
126 3
Vail Resorts Inc 135 29
$ 1,225
Environmental Control - 0 .05%
Republic Services Inc 46 6
Tetra Tech Inc 77 10
Waste Management Inc 1,379 211
$ 227
Food - 0 .07%
Grocery Outlet Holding Corp
(d)
23 1
Hershey Co/The 449 96
Kellogg Co 490 35
Lamb Weston Holdings Inc 510 36
Performance Food Group Co
(d)
166 8
Pilgrim's Pride Corp
(d)
84 3
Sysco Corp 1,802 153
$ 332
Gas - 0 .00%
National Fuel Gas Co 25 2
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 199 25
MSA Safety Inc 45 5
$ 30
Healthcare - Products - 8 .79%
10X Genomics Inc
(d)
289 13
Abbott Laboratories 804 87
ABIOMED Inc
(d)
159 39
Align Technology Inc
(d)
13,956 3,303
Avantor Inc
(d)
70,098 2,180
Baxter International Inc 278 18
Bio-Techne Corp 138 48

Schedule of Investments
LargeCap Growth Account I
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Bruker Corp 385 $ 24
Danaher Corp 156 40
Edwards Lifesciences Corp
(d)
81,730 7,771
Exact Sciences Corp
(d)
113 4
Globus Medical Inc
(d)
12 1
ICU Medical Inc
(d)
13 2
IDEXX Laboratories Inc
(d)
296 104
Insulet Corp
(d)
6,004 1,309
Intuitive Surgical Inc
(d)
62,047 12,454
Masimo Corp
(d)
135 18
Natera Inc
(d)
284 10
Novocure Ltd
(d)
375 26
Penumbra Inc
(d)
124 15
Repligen Corp
(d)
140 23
ResMed Inc 512 107
Stryker Corp 20,298 4,038
Tandem Diabetes Care Inc
(d)
213 13
Thermo Fisher Scientific Inc 16,362 8,889
Waters Corp
(d)
212 70
West Pharmaceutical Services Inc 263 80
$ 40,686
Healthcare - Services - 2 .90%
agilon health Inc
(d)
619 14
Catalent Inc
(d)
193 21
Charles River Laboratories International Inc
(d)
167 36
Chemed Corp 18 8
DaVita Inc
(d)
206 17
Elevance Health Inc 260 125
Ginkgo Bioworks Holdings Inc
(d),(g)
587 1
HCA Healthcare Inc 49 8
Humana Inc 5,168 2,419
IQVIA Holdings Inc
(d)
667 145
Molina Healthcare Inc
(d)
159 44
Sotera Health Co
(d)
367 7
Syneos Health Inc
(d)
56 4
Teladoc Health Inc
(d)
54 2
UnitedHealth Group Inc 20,575 10,568
$ 13,419
Home Builders - 0 .02%
DR Horton Inc 599 40
NVR Inc
(d)
8 32
PulteGroup Inc 327 13
Toll Brothers Inc 201 9
$ 94
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 49 4
Insurance - 0 .16%
Alleghany Corp
(d)
6 5
Aon PLC 703 190
Arch Capital Group Ltd
(d)
415 19
Arthur J Gallagher & Co 84 14
Assurant Inc 11 2
Brown & Brown Inc 59 3
Erie Indemnity Co 65 12
Everest Re Group Ltd 42 12
Lincoln National Corp 125 6
Markel Corp
(d)
10 13
Marsh & McLennan Cos Inc 1,588 247
Progressive Corp/The 1,802 209
RenaissanceRe Holdings Ltd 84 13
Ryan Specialty Holdings Inc
(d)
291 11
$ 756
Internet - 18 .58%
Airbnb Inc
(d)
1,328 118
Alphabet Inc - A Shares
(d)
8,831 19,244
Alphabet Inc - C Shares
(d)
7,563 16,543
Amazon.com Inc
(d)
233,823 24,834
Booking Holdings Inc
(d)
1,302 2,278
CDW Corp/DE 480 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Chewy Inc
(d),(g)
104,808 $ 3,639
Coupang Inc
(d)
58,337 744
DoorDash Inc - Class A
(d)
6,784 435
eBay Inc 259 11
Etsy Inc
(d)
449 33
Expedia Group Inc
(d)
533 50
GoDaddy Inc
(d)
73 5
IAC/InterActiveCorp
(d)
10,105 768
Lyft Inc
(d)
870 11
Match Group Inc
(d)
93,214 6,496
Meta Platforms Inc
(d)
23,969 3,865
Netflix Inc
(d)
7,300 1,277
NortonLifeLock Inc 716 16
Okta Inc
(d)
60 5
Opendoor Technologies Inc
(d)
390 2
Palo Alto Networks Inc
(d)
344 170
Pinterest Inc
(d)
430 8
Roku Inc
(d)
121 10
Shopify Inc
(d)
87,540 2,735
Snap Inc Class A
(d)
71,639 941
Spotify Technology SA
(d)
15,611 1,465
TripAdvisor Inc
(d)
32 1
Twitter Inc
(d)
2,449 91
Uber Technologies Inc
(d)
5,806 119
VeriSign Inc
(d)
36 6
Wayfair Inc
(d),(g)
173 7
Wix.com Ltd
(d)
149 10
Zendesk Inc
(d)
431 32
Zillow Group Inc - A Shares
(d)
18 1
Zillow Group Inc - C Shares
(d)
36 1
$ 86,047
Leisure Products & Services - 0 .16%
Brunswick Corp/DE 44 3
Norwegian Cruise Line Holdings Ltd
(d)
109 1
Peloton Interactive Inc
(d)
75,083 689
Planet Fitness Inc
(d)
220 15
Polaris Inc 144 14
YETI Holdings Inc
(d)
313 14
$ 736
Lodging - 0 .06%
Choice Hotels International Inc 120 13
Hilton Worldwide Holdings Inc 702 78
Las Vegas Sands Corp
(d)
438 15
Marriott International Inc/MD 974 132
Travel + Leisure Co 209 8
Wyndham Hotels & Resorts Inc 222 15
Wynn Resorts Ltd
(d)
48 3
$ 264
Machinery - Construction & Mining - 0 .07%
BWX Technologies Inc 127 7
Caterpillar Inc 1,649 295
Vertiv Holdings Co 171 1
$ 303
Machinery - Diversified - 1 .81%
AGCO Corp 27 3
Cognex Corp 574 24
Deere & Co 995 298
Graco Inc 408 24
IDEX Corp 32,768 5,951
Ingersoll Rand Inc 46,477 1,956
Middleby Corp/The
(d)
14 2
Nordson Corp 48 10
Otis Worldwide Corp 183 13
Rockwell Automation Inc 278 55
Toro Co/The 370 28
Xylem Inc/NY 89 7
$ 8,371

Schedule of Investments
LargeCap Growth Account I
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .09%
Cable One Inc 12 $ 15
Charter Communications Inc
(d)
411 193
FactSet Research Systems Inc 134 52
Liberty Broadband Corp - A Shares
(d)
34 4
Liberty Broadband Corp - C Shares
(d)
212 25
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
6 —
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
79 5
Liberty Media Corp-Liberty SiriusXM - A Shares 73 3
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
152 5
Nexstar Media Group Inc 11 2
Walt Disney Co/The
(d)
433 41
Warner Bros Discovery Inc
(d)
6,139 82
World Wrestling Entertainment Inc 152 9
$ 436
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 218 20
Valmont Industries Inc 10 2
$ 22
Mining - 0 .00%
MP Materials Corp
(d)
321 10
Royal Gold Inc 15 2
Southern Copper Corp 200 10
$ 22
Miscellaneous Manufacturers - 0 .07%
A O Smith Corp 109 6
Axon Enterprise Inc
(d)
186 17
Carlisle Cos Inc 153 37
Donaldson Co Inc 65 3
General Electric Co 217 14
Illinois Tool Works Inc 989 180
Parker-Hannifin Corp 103 26
Trane Technologies PLC 480 62
$ 345
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
77 23
Oil & Gas - 0 .16%
Antero Resources Corp
(d)
678 21
Continental Resources Inc/OK 96 6
Coterra Energy Inc 462 12
Devon Energy Corp 1,140 63
Diamondback Energy Inc 358 43
EOG Resources Inc 1,516 167
Hess Corp 781 83
Occidental Petroleum Corp 2,397 141
Ovintiv Inc 652 29
PDC Energy Inc 179 11
Pioneer Natural Resources Co 470 105
Range Resources Corp
(d)
615 15
Southwestern Energy Co
(d)
280 2
Texas Pacific Land Corp 21 31
$ 729
Oil & Gas Services - 0 .01%
Halliburton Co 1,443 45
Packaging & Containers - 0 .03%
Ardagh Metal Packaging SA 172 1
Ball Corp 442 30
Berry Global Group Inc
(d)
223 12
Crown Holdings Inc 368 34
Graphic Packaging Holding Co 835 17
Sealed Air Corp 516 30
$ 124
Pharmaceuticals - 5 .09%
AbbVie Inc 6,273 961
AmerisourceBergen Corp 528 75
Becton Dickinson and Co 7,059 1,740
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Cigna Corp 23,907 $ 6,300
Daiichi Sankyo Co Ltd ADR 34,956 888
Dexcom Inc
(d)
52,793 3,934
Eli Lilly & Co 2,435 789
McKesson Corp 100 33
Merck & Co Inc 3,761 343
Neurocrine Biosciences Inc
(d)
336 33
Zoetis Inc 49,281 8,471
$ 23,567
Pipelines - 0 .03%
Cheniere Energy Inc 517 69
New Fortress Energy Inc 170 6
ONEOK Inc 178 10
Targa Resources Corp 800 48
$ 133
Private Equity - 0 .06%
Ares Management Corp 537 30
Blackstone Inc 2,484 227
$ 257
Real Estate - 0 .01%
CBRE Group Inc 570 42
REITs - 1 .59%
American Tower Corp 1,263 323
Apartment Income REIT Corp 45 2
Camden Property Trust 30 4
Crown Castle International Corp 1,532 258
Equinix Inc 243 160
Equity LifeStyle Properties Inc 385 27
Extra Space Storage Inc 55 9
Iron Mountain Inc 766 37
Lamar Advertising Co 276 24
Public Storage 440 138
SBA Communications Corp 19,770 6,328
Simon Property Group Inc 561 53
$ 7,363
Retail - 5 .20%
Advance Auto Parts Inc 17 3
AutoZone Inc
(d)
63 135
Best Buy Co Inc 223 15
BJ's Wholesale Club Holdings Inc
(d)
299 19
Burlington Stores Inc
(d)
219 30
CarMax Inc
(d)
65 6
Carvana Co
(d),(g)
15,353 346
Chipotle Mexican Grill Inc
(d)
1,459 1,907
Costco Wholesale Corp 16,683 7,996
Darden Restaurants Inc 319 36
Dollar General Corp 12,856 3,155
Dollar Tree Inc
(d)
233 36
Domino's Pizza Inc 93 36
Five Below Inc
(d)
194 22
Floor & Decor Holdings Inc
(d)
373 24
Freshpet Inc
(d)
91 5
Genuine Parts Co 39 5
Home Depot Inc/The 2,127 583
Lowe's Cos Inc 2,026 354
Lululemon Athletica Inc
(d)
21,108 5,754
McDonald's Corp 637 157
Nordstrom Inc 344 7
Olaplex Holdings Inc
(d)
440 6
Ollie's Bargain Outlet Holdings Inc
(d)
11 1
O'Reilly Automotive Inc
(d)
94 59
RH
(d)
24 5
Ross Stores Inc 38,764 2,722
Starbucks Corp 1,465 112
Target Corp 905 128
TJX Cos Inc/The 4,167 233
Tractor Supply Co 397 77
Ulta Beauty Inc
(d)
183 71
Victoria's Secret & Co
(d)
209 6

Schedule of Investments
LargeCap Growth Account I
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wendy's Co/The 612 $ 12
Williams-Sonoma Inc 196 22
Yum! Brands Inc 116 13
$ 24,098
Semiconductors - 4 .60%
Advanced Micro Devices Inc
(d)
22,054 1,686
Allegro MicroSystems Inc
(d)
172 4
Analog Devices Inc 373 55
Applied Materials Inc 3,130 285
ASML Holding NV - NY Reg Shares 6,029 2,869
Broadcom Inc 1,418 689
Entegris Inc 481 44
GLOBALFOUNDRIES Inc
(d)
54 2
KLA Corp 530 169
Lam Research Corp 492 210
Lattice Semiconductor Corp
(d)
481 23
Microchip Technology Inc 1,630 95
Micron Technology Inc 747 41
Monolithic Power Systems Inc 161 62
NVIDIA Corp 60,097 9,110
NXP Semiconductors NV 33,922 5,022
ON Semiconductor Corp
(d)
959 48
QUALCOMM Inc 3,977 508
Teradyne Inc 515 46
Texas Instruments Inc 2,241 344
$ 21,312
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 30 7
Software - 24 .65%
Adobe Inc
(d)
16,984 6,217
Alteryx Inc
(d)
214 10
ANSYS Inc
(d)
162 39
AppLovin Corp
(d),(g)
797 28
Aspen Technology Inc
(d)
102 19
Atlassian Corp PLC
(d)
10,113 1,895
Autodesk Inc
(d)
35,083 6,033
Avalara Inc
(d)
315 22
Bentley Systems Inc 597 20
Black Knight Inc
(d)
50 3
Broadridge Financial Solutions Inc 376 54
Cadence Design Systems Inc
(d)
968 145
CCC Intelligent Solutions Holdings Inc
(d)
232 2
CDK Global Inc 343 19
Ceridian HCM Holding Inc
(d)
92 4
Change Healthcare Inc
(d)
70 2
Citrix Systems Inc 209 20
Cloudflare Inc
(d)
990 43
Confluent Inc
(d)
440 10
Coupa Software Inc
(d)
44,618 2,548
Datadog Inc
(d)
917 87
Definitive Healthcare Corp
(d),(g)
57 1
DocuSign Inc
(d)
701 40
DoubleVerify Holdings Inc
(d)
196 4
Doximity Inc
(d),(g)
158 6
Dropbox Inc - A Shares
(d)
926 19
Dynatrace Inc
(d)
705 28
Elastic NV
(d)
276 19
Electronic Arts Inc 61 7
Fair Isaac Corp
(d)
90 36
Fiserv Inc
(d)
53,394 4,750
Five9 Inc
(d)
247 23
HashiCorp Inc
(d)
4,033 119
HubSpot Inc
(d)
162 49
Informatica Inc
(d),(g)
28 1
Intuit Inc 38,993 15,029
Jack Henry & Associates Inc 257 46
Jamf Holding Corp
(d)
177 4
Magic Leap Inc
(d),(e),(f)
371 7
Manhattan Associates Inc
(d)
137 16
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Microsoft Corp 153,589 $ 39,446
MongoDB Inc
(d)
6,169 1,601
MSCI Inc 210 87
nCino Inc
(d)
40 1
New Relic Inc
(d)
188 9
Nutanix Inc
(d)
389 6
Oracle Corp 3,689 258
Palantir Technologies Inc
(d)
6,412 58
Paychex Inc 1,143 130
Paycom Software Inc
(d)
182 51
Pegasystems Inc 141 7
Playtika Holding Corp
(d)
335 4
Procore Technologies Inc
(d)
178 8
PTC Inc
(d)
374 40
RingCentral Inc
(d)
301 16
ROBLOX Corp
(d),(g)
1,560 51
Roper Technologies Inc 14,069 5,552
Salesforce Inc
(d)
30,523 5,038
SentinelOne Inc
(d),(g)
27,964 652
ServiceNow Inc
(d)
28,495 13,550
Signify Health Inc
(d),(g)
26 —
Smartsheet Inc
(d)
446 14
Snowflake Inc - Class A
(d)
4,635 645
Splunk Inc
(d)
571 51
Stripe Inc - Class B
(d),(e),(f)
5,754 133
Synopsys Inc
(d)
8,046 2,444
Take-Two Interactive Software Inc
(d)
464 57
Teradata Corp
(d)
201 7
Twilio Inc
(d)
229 19
Tyler Technologies Inc
(d)
128 43
UiPath Inc
(d)
121 2
Unity Software Inc
(d),(g)
497 18
Veeva Systems Inc
(d)
32,784 6,493
VMware Inc 360 41
Workday Inc
(d)
691 97
Zoom Video Communications Inc
(d)
452 49
ZoomInfo Technologies Inc
(d)
974 32
$ 114,134
Telecommunications - 0 .02%
Arista Networks Inc
(d)
883 83
Corning Inc 158 5
Switch Inc 304 10
Ubiquiti Inc
(g)
7 2
$ 100
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
601 13
Transportation - 0 .38%
CH Robinson Worldwide Inc 119 12
CSX Corp 1,942 56
Expeditors International of Washington Inc 183 18
JB Hunt Transport Services Inc 264 42
Landstar System Inc 117 17
Old Dominion Freight Line Inc 2,808 720
Union Pacific Corp 2,227 475
United Parcel Service Inc 2,328 425
XPO Logistics Inc
(d)
28 1
$ 1,766
TOTAL COMMON STOCKS $ 453,751
Total Investments $ 473,276
Other Assets and Liabilities -  (2.20)% (10,203)
TOTAL NET ASSETS - 100.00% $ 463,073

Schedule of Investments
LargeCap Growth Account I
June 30, 2022 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,170 or 2.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,689 or 2.09% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 35 .03%
Consumer, Non-cyclical 24 .69%
Communications 18 .82%
Consumer, Cyclical 7 .81%
Financial 5 .81%
Industrial 4 .60%
Money Market Funds 3 .73%
Basic Materials 1 .21%
Investment Companies 0 .27%
Energy 0 .22%
Utilities 0 .01%
Other Assets and Liabilities
( 2 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 14,583 $ 120,328 $ 121,073 $ 13,838
$ 14,583 $ 120,328 $ 121,073 $ 13,838
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 7 0.00%
Nuro - Series C   0.00% 10/30/2020 228 364 0.08%
Rappi Inc - Series E   0.00% 09/08/2020 306 264 0.06%
Sila Nano Series F   0.00% 01/07/2021 204 154 0.03%
Stripe Inc - Class B 12/17/2019 90 133 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 214 228 0.05%
Total $ 1,150 0.25%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Long 21 $ 3,979 $ (174)
Total $ (174)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .76 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Core S&P 500 ETF 15,016 $ 5,693
Money Market Funds - 2 .54%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
65,665,861 65,666
TOTAL INVESTMENT COMPANIES $ 71,359
COMMON STOCKS - 97 .44 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 31,066 $ 855
Omnicom Group Inc 16,237 1,033
$ 1,888
Aerospace & Defense - 1 .67%
Boeing Co/The
(c)
43,889 6,000
General Dynamics Corp 18,190 4,025
Howmet Aerospace Inc 29,684 934
L3Harris Technologies Inc 15,222 3,679
Lockheed Martin Corp 18,691 8,036
Northrop Grumman Corp 11,532 5,519
Raytheon Technologies Corp 117,370 11,280
Teledyne Technologies Inc
(c)
3,696 1,386
TransDigm Group Inc
(c)
4,093 2,197
$ 43,056
Agriculture - 0 .83%
Altria Group Inc 142,888 5,969
Archer-Daniels-Midland Co 44,408 3,446
Philip Morris International Inc 122,332 12,079
$ 21,494
Airlines - 0 .20%
Alaska Air Group Inc
(c)
9,951 399
American Airlines Group Inc
(c)
51,258 650
Delta Air Lines Inc
(c)
50,590 1,466
Southwest Airlines Co
(c)
46,794 1,690
United Airlines Holdings Inc
(c)
25,785 913
$ 5,118
Apparel - 0 .49%
NIKE Inc 100,130 10,233
PVH Corp 5,329 303
Ralph Lauren Corp 3,652 328
Tapestry Inc 19,872 607
VF Corp 25,474 1,125
$ 12,596
Automobile Manufacturers - 2 .17%
Cummins Inc 11,136 2,155
Ford Motor Co 311,643 3,469
General Motors Co
(c)
115,064 3,654
PACCAR Inc 27,438 2,259
Tesla Inc
(c)
66,226 44,598
$ 56,135
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(c)
21,381 1,904
BorgWarner Inc 18,907 631
$ 2,535
Banks - 4 .46%
Bank of America Corp 559,540 17,419
Bank of New York Mellon Corp/The 58,649 2,446
Citigroup Inc 153,255 7,048
Citizens Financial Group Inc 38,710 1,382
Comerica Inc 10,319 757
Fifth Third Bancorp 54,144 1,819
First Republic Bank/CA 14,163 2,042
Goldman Sachs Group Inc/The 27,104 8,050
Huntington Bancshares Inc/OH 113,577 1,366
JPMorgan Chase & Co 231,790 26,102
KeyCorp 73,588 1,268
M&T Bank Corp 14,159 2,257
Morgan Stanley 110,442 8,400
Northern Trust Corp 16,445 1,587
PNC Financial Services Group Inc/The 32,640 5,150
Regions Financial Corp 73,750 1,383
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Signature Bank/New York NY 4,966 $ 890
State Street Corp 28,972 1,786
SVB Financial Group
(c)
4,644 1,834
Truist Financial Corp 105,073 4,984
US Bancorp 106,699 4,910
Wells Fargo & Co 299,132 11,717
Zions Bancorp NA 11,945 608
$ 115,205
Beverages - 1 .83%
Brown-Forman Corp - B Shares 14,424 1,012
Coca-Cola Co/The 307,904 19,371
Constellation Brands Inc 12,846 2,994
Keurig Dr Pepper Inc 58,213 2,060
Molson Coors Beverage Co 14,863 810
Monster Beverage Corp
(c)
29,678 2,751
PepsiCo Inc 109,120 18,186
$ 47,184
Biotechnology - 1 .58%
Amgen Inc 42,159 10,257
Biogen Inc
(c)
11,557 2,357
Bio-Rad Laboratories Inc
(c)
1,708 846
Corteva Inc 57,114 3,092
Gilead Sciences Inc 98,988 6,118
Illumina Inc
(c)
12,398 2,286
Incyte Corp
(c)
14,858 1,129
Moderna Inc
(c)
27,311 3,901
Regeneron Pharmaceuticals Inc
(c)
8,525 5,039
Vertex Pharmaceuticals Inc
(c)
20,184 5,688
$ 40,713
Building Materials - 0 .39%
Carrier Global Corp 66,943 2,387
Fortune Brands Home & Security Inc 10,324 618
Johnson Controls International plc 54,902 2,629
Martin Marietta Materials Inc 4,921 1,473
Masco Corp 18,621 942
Mohawk Industries Inc
(c)
4,062 504
Vulcan Materials Co 10,488 1,490
$ 10,043
Chemicals - 1 .63%
Air Products and Chemicals Inc 17,502 4,209
Albemarle Corp 9,242 1,931
Celanese Corp 8,547 1,005
CF Industries Holdings Inc 16,463 1,411
Dow Inc 57,462 2,966
DuPont de Nemours Inc 40,133 2,231
Eastman Chemical Co 10,171 913
Ecolab Inc 19,612 3,016
FMC Corp 9,939 1,064
International Flavors & Fragrances Inc 20,111 2,396
Linde PLC 39,719 11,420
LyondellBasell Industries NV 20,426 1,786
Mosaic Co/The 28,569 1,349
PPG Industries Inc 18,641 2,131
Sherwin-Williams Co/The 18,887 4,229
$ 42,057
Commercial Services - 1 .67%
Automatic Data Processing Inc 32,969 6,925
Cintas Corp 6,865 2,564
Equifax Inc 9,654 1,765
FleetCor Technologies Inc
(c)
6,104 1,283
Gartner Inc
(c)
6,357 1,537
Global Payments Inc 22,219 2,458
MarketAxess Holdings Inc 2,979 763
Moody's Corp 12,668 3,445
Nielsen Holdings PLC 28,385 659
PayPal Holdings Inc
(c)
91,392 6,383
Quanta Services Inc 11,341 1,422
Robert Half International Inc 8,721 653
Rollins Inc 17,877 624

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
S&P Global Inc 27,393 $ 9,233
United Rentals Inc
(c)
5,652 1,373
Verisk Analytics Inc 12,462 2,157
$ 43,244
Computers - 7 .97%
Accenture PLC - Class A 49,987 13,879
Apple Inc 1,213,454 165,903
Cognizant Technology Solutions Corp 41,131 2,776
DXC Technology Co
(c)
19,293 585
EPAM Systems Inc
(c)
4,510 1,329
Fortinet Inc
(c)
52,575 2,975
Hewlett Packard Enterprise Co 102,604 1,361
HP Inc 83,131 2,725
International Business Machines Corp 70,982 10,022
Leidos Holdings Inc 10,786 1,086
NetApp Inc 17,562 1,146
Seagate Technology Holdings PLC 15,599 1,114
Western Digital Corp
(c)
24,714 1,108
$ 206,009
Consumer Products - 0 .30%
Avery Dennison Corp 6,449 1,044
Church & Dwight Co Inc 19,159 1,775
Clorox Co/The 9,713 1,369
Kimberly-Clark Corp 26,589 3,594
$ 7,782
Cosmetics & Personal Care - 1 .44%
Colgate-Palmolive Co 66,130 5,300
Estee Lauder Cos Inc/The 18,293 4,659
Procter & Gamble Co/The
(d)
189,349 27,226
$ 37,185
Distribution & Wholesale - 0 .30%
Copart Inc
(c)
16,868 1,833
Fastenal Co 45,426 2,268
LKQ Corp 20,536 1,008
Pool Corp 3,162 1,110
WW Grainger Inc 3,388 1,540
$ 7,759
Diversified Financial Services - 3 .60%
American Express Co 48,139 6,673
Ameriprise Financial Inc 8,674 2,061
BlackRock Inc 11,239 6,845
Capital One Financial Corp 31,020 3,232
Cboe Global Markets Inc 8,381 949
Charles Schwab Corp/The 119,021 7,520
CME Group Inc 28,364 5,806
Discover Financial Services 22,174 2,097
Franklin Resources Inc 22,095 515
Intercontinental Exchange Inc 44,058 4,143
Invesco Ltd 26,574 428
Mastercard Inc 67,775 21,382
Nasdaq Inc 9,098 1,388
Raymond James Financial Inc 15,341 1,372
Synchrony Financial 39,578 1,093
T Rowe Price Group Inc 17,939 2,038
Visa Inc 129,879 25,572
$ 93,114
Electric - 2 .86%
AES Corp/The 52,705 1,107
Alliant Energy Corp 19,794 1,160
Ameren Corp 20,379 1,841
American Electric Power Co Inc 40,528 3,888
CenterPoint Energy Inc 49,674 1,469
CMS Energy Corp 22,896 1,546
Consolidated Edison Inc 27,960 2,659
Constellation Energy Corp 25,782 1,476
Dominion Energy Inc 64,024 5,110
DTE Energy Co 15,289 1,938
Duke Energy Corp 60,759 6,514
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 30,083 $ 1,902
Entergy Corp 16,050 1,808
Evergy Inc 18,110 1,182
Eversource Energy 27,217 2,299
Exelon Corp 77,356 3,506
FirstEnergy Corp 45,056 1,730
NextEra Energy Inc 155,035 12,009
NRG Energy Inc 18,727 715
Pinnacle West Capital Corp 8,917 652
PPL Corp 58,077 1,576
Public Service Enterprise Group Inc 39,402 2,493
Sempra Energy 24,805 3,727
Southern Co/The 83,852 5,980
WEC Energy Group Inc 24,893 2,505
Xcel Energy Inc 42,983 3,042
$ 73,834
Electrical Components & Equipment - 0 .26%
AMETEK Inc 18,223 2,002
Emerson Electric Co 46,877 3,729
Generac Holdings Inc
(c)
5,037 1,061
$ 6,792
Electronics - 1 .03%
Agilent Technologies Inc 23,684 2,813
Allegion plc 6,930 678
Amphenol Corp 47,125 3,034
Fortive Corp 28,288 1,538
Garmin Ltd 12,040 1,183
Honeywell International Inc 53,723 9,338
Keysight Technologies Inc
(c)
14,362 1,980
Mettler-Toledo International Inc
(c)
1,790 2,056
TE Connectivity Ltd 25,426 2,877
Trimble Inc
(c)
19,742 1,150
$ 26,647
Energy - Alternate Sources - 0 .13%
Enphase Energy Inc
(c)
10,656 2,081
SolarEdge Technologies Inc
(c)
4,371 1,196
$ 3,277
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 10,152 1,291
Entertainment - 0 .07%
Caesars Entertainment Inc
(c)
16,917 648
Live Nation Entertainment Inc
(c)
10,807 892
Penn National Gaming Inc
(c)
12,901 393
$ 1,933
Environmental Control - 0 .29%
Pentair PLC 13,053 598
Republic Services Inc 16,453 2,153
Waste Management Inc 30,147 4,612
$ 7,363
Food - 1 .20%
Campbell Soup Co 15,952 766
Conagra Brands Inc 37,870 1,297
General Mills Inc 47,526 3,586
Hershey Co/The 11,521 2,479
Hormel Foods Corp 22,365 1,059
J M Smucker Co/The 8,559 1,096
Kellogg Co 19,999 1,427
Kraft Heinz Co/The 56,023 2,137
Kroger Co/The 51,776 2,450
Lamb Weston Holdings Inc 11,400 815
McCormick & Co Inc/MD 19,747 1,644
Mondelez International Inc 109,217 6,781
Sysco Corp 40,207 3,406
Tyson Foods Inc 23,008 1,980
$ 30,923
Forest Products & Paper - 0 .05%
International Paper Co 29,250 1,223

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 10,970 $ 1,230
NiSource Inc 32,024 944
$ 2,174
Hand & Machine Tools - 0 .08%
Snap-on Inc 4,212 830
Stanley Black & Decker Inc 11,915 1,249
$ 2,079
Healthcare - Products - 3 .78%
Abbott Laboratories 138,183 15,013
ABIOMED Inc
(c)
3,595 890
Align Technology Inc
(c)
5,783 1,369
Baxter International Inc 39,738 2,552
Bio-Techne Corp 3,096 1,073
Boston Scientific Corp
(c)
112,819 4,205
Cooper Cos Inc/The 3,890 1,218
Danaher Corp 51,068 12,947
DENTSPLY SIRONA Inc 17,004 607
Edwards Lifesciences Corp
(c)
49,069 4,666
Henry Schein Inc
(c)
10,895 836
Hologic Inc
(c)
19,680 1,364
IDEXX Laboratories Inc
(c)
6,630 2,325
Intuitive Surgical Inc
(c)
28,328 5,686
Medtronic PLC 105,872 9,502
PerkinElmer Inc 9,955 1,416
ResMed Inc 11,544 2,420
STERIS PLC 7,901 1,629
Stryker Corp 26,560 5,283
Teleflex Inc 3,701 910
Thermo Fisher Scientific Inc 30,894 16,784
Waters Corp
(c)
4,754 1,573
West Pharmaceutical Services Inc 5,846 1,768
Zimmer Biomet Holdings Inc 16,539 1,738
$ 97,774
Healthcare - Services - 2 .69%
Catalent Inc
(c)
14,143 1,517
Centene Corp
(c)
46,158 3,905
Charles River Laboratories International Inc
(c)
4,009 858
DaVita Inc
(c)
4,779 382
Elevance Health Inc 19,027 9,182
HCA Healthcare Inc 17,956 3,018
Humana Inc 9,983 4,673
IQVIA Holdings Inc
(c)
14,938 3,241
Laboratory Corp of America Holdings 7,316 1,715
Molina Healthcare Inc
(c)
4,632 1,295
Quest Diagnostics Inc 9,263 1,232
UnitedHealth Group Inc 74,040 38,029
Universal Health Services Inc 5,298 534
$ 69,581
Home Builders - 0 .19%
DR Horton Inc 25,282 1,674
Lennar Corp - A Shares 20,411 1,440
NVR Inc
(c)
245 981
PulteGroup Inc 18,754 743
$ 4,838
Home Furnishings - 0 .03%
Whirlpool Corp 4,436 687
Housewares - 0 .02%
Newell Brands Inc 29,044 553
Insurance - 3 .65%
Aflac Inc 46,770 2,588
Allstate Corp/The 21,702 2,750
American International Group Inc 62,520 3,197
Aon PLC 16,762 4,520
Arthur J Gallagher & Co 16,578 2,703
Assurant Inc 4,269 738
Berkshire Hathaway Inc - Class B
(c)
142,779 38,981
Brown & Brown Inc 18,489 1,079
Chubb Ltd 33,439 6,573
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 11,770 $ 1,400
Everest Re Group Ltd 3,112 872
Globe Life Inc 7,159 698
Hartford Financial Services Group Inc/The 25,954 1,698
Lincoln National Corp 12,756 596
Loews Corp 15,344 909
Marsh & McLennan Cos Inc 39,611 6,150
MetLife Inc 54,551 3,425
Principal Financial Group Inc 18,546 1,239
Progressive Corp/The 46,157 5,367
Prudential Financial Inc 29,595 2,832
Travelers Cos Inc/The 18,938 3,203
W R Berkley Corp 16,534 1,129
Willis Towers Watson PLC 8,799 1,737
$ 94,384
Internet - 8 .74%
Alphabet Inc - A Shares
(c)
23,736 51,727
Alphabet Inc - C Shares
(c)
21,764 47,608
Amazon.com Inc
(c)
690,539 73,342
Booking Holdings Inc
(c)
3,206 5,607
CDW Corp/DE 10,664 1,680
eBay Inc 44,183 1,841
Etsy Inc
(c)
10,032 734
Expedia Group Inc
(c)
11,962 1,134
F5 Inc
(c)
4,773 731
Match Group Inc
(c)
22,538 1,571
Meta Platforms Inc
(c)
181,003 29,187
Netflix Inc
(c)
35,061 6,131
NortonLifeLock Inc 45,918 1,008
Twitter Inc
(c)
60,199 2,251
VeriSign Inc
(c)
7,522 1,259
$ 225,811
Iron & Steel - 0 .09%
Nucor Corp 20,998 2,192
Leisure Products & Services - 0 .06%
Carnival Corp
(c)
64,046 554
Norwegian Cruise Line Holdings Ltd
(c)
33,074 368
Royal Caribbean Cruises Ltd
(c)
17,706 618
$ 1,540
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 21,965 2,448
Las Vegas Sands Corp
(c)
27,136 911
Marriott International Inc/MD 21,697 2,951
MGM Resorts International 27,908 808
Wynn Resorts Ltd
(c)
8,328 475
$ 7,593
Machinery - Construction & Mining - 0 .29%
Caterpillar Inc 42,094 7,525
Machinery - Diversified - 0 .69%
Deere & Co 22,033 6,598
Dover Corp 11,377 1,380
IDEX Corp 5,998 1,090
Ingersoll Rand Inc 32,036 1,348
Nordson Corp 4,253 861
Otis Worldwide Corp 33,367 2,358
Rockwell Automation Inc 9,175 1,829
Westinghouse Air Brake Technologies Corp 14,415 1,183
Xylem Inc/NY 14,212 1,111
$ 17,758
Media - 1 .49%
Charter Communications Inc
(c)
9,141 4,283
Comcast Corp - Class A 352,814 13,844
DISH Network Corp
(c)
19,788 355
FactSet Research Systems Inc 2,990 1,150
Fox Corp - A Shares 24,598 791
Fox Corp - B Shares 11,411 339
News Corp - A Shares 30,658 477
News Corp - B Shares 9,497 151

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 48,013 $ 1,185
Walt Disney Co/The
(c)
143,748 13,570
Warner Bros Discovery Inc
(c)
174,286 2,339
$ 38,484
Mining - 0 .27%
Freeport-McMoRan Inc 114,375 3,347
Newmont Corp 62,635 3,737
$ 7,084
Miscellaneous Manufacturers - 1 .00%
3M Co 44,910 5,812
A O Smith Corp 10,263 561
Eaton Corp PLC 31,488 3,967
General Electric Co 86,862 5,530
Illinois Tool Works Inc 22,367 4,076
Parker-Hannifin Corp 10,131 2,493
Textron Inc 16,975 1,037
Trane Technologies PLC 18,456 2,397
$ 25,873
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(c)
4,145 1,218
Oil & Gas - 3 .63%
APA Corp 26,693 932
Chevron Corp 155,060 22,450
ConocoPhillips 102,078 9,168
Coterra Energy Inc 63,594 1,640
Devon Energy Corp 48,441 2,669
Diamondback Energy Inc 13,168 1,595
EOG Resources Inc 46,223 5,105
Exxon Mobil Corp 332,451 28,471
Hess Corp 21,862 2,316
Marathon Oil Corp 55,851 1,255
Marathon Petroleum Corp 42,695 3,510
Occidental Petroleum Corp 70,263 4,137
Phillips 66 37,967 3,113
Pioneer Natural Resources Co 17,759 3,962
Valero Energy Corp 32,206 3,423
$ 93,746
Oil & Gas Services - 0 .32%
Baker Hughes Co 73,815 2,131
Halliburton Co 71,182 2,232
Schlumberger NV 111,548 3,989
$ 8,352
Packaging & Containers - 0 .22%
Amcor PLC 118,598 1,474
Ball Corp 25,238 1,736
Packaging Corp of America 7,395 1,017
Sealed Air Corp 11,529 665
Westrock Co 20,113 801
$ 5,693
Pharmaceuticals - 6 .63%
AbbVie Inc 139,457 21,359
AmerisourceBergen Corp 11,902 1,684
Becton Dickinson and Co 22,497 5,546
Bristol-Myers Squibb Co 168,024 12,938
Cardinal Health Inc 21,500 1,124
Cigna Corp 25,039 6,598
CVS Health Corp 103,486 9,589
Dexcom Inc
(c)
30,976 2,309
Eli Lilly & Co 62,239 20,180
Johnson & Johnson 207,666 36,863
McKesson Corp 11,473 3,743
Merck & Co Inc 199,570 18,195
Organon & Co 20,016 675
Pfizer Inc 442,806 23,216
Viatris Inc 95,674 1,002
Zoetis Inc 37,142 6,384
$ 171,405
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .29%
Kinder Morgan Inc 153,893 $ 2,579
ONEOK Inc 35,246 1,956
Williams Cos Inc/The 96,123 3,000
$ 7,535
Real Estate - 0 .07%
CBRE Group Inc 25,796 1,899
REITs - 2 .78%
Alexandria Real Estate Equities Inc 11,721 1,700
American Tower Corp 36,673 9,373
AvalonBay Communities Inc 11,034 2,143
Boston Properties Inc 11,254 1,001
Camden Property Trust 8,406 1,131
Crown Castle International Corp 34,174 5,754
Digital Realty Trust Inc 22,466 2,917
Duke Realty Corp 30,340 1,667
Equinix Inc 7,183 4,719
Equity Residential 27,005 1,950
Essex Property Trust Inc 5,156 1,348
Extra Space Storage Inc 10,597 1,803
Federal Realty OP LP 5,640 540
Healthpeak Properties Inc 42,580 1,103
Host Hotels & Resorts Inc 56,408 885
Iron Mountain Inc 22,930 1,117
Kimco Realty Corp 48,771 964
Mid-America Apartment Communities Inc 9,109 1,591
Prologis Inc 58,421 6,873
Public Storage 12,051 3,768
Realty Income Corp 47,477 3,241
Regency Centers Corp 12,242 726
SBA Communications Corp 8,510 2,724
Simon Property Group Inc 25,912 2,460
UDR Inc 23,620 1,088
Ventas Inc 31,543 1,622
VICI Properties Inc 75,998 2,264
Vornado Realty Trust 12,559 359
Welltower Inc 35,826 2,950
Weyerhaeuser Co 58,756 1,946
$ 71,727
Retail - 4 .93%
Advance Auto Parts Inc 4,822 835
AutoZone Inc
(c)
1,567 3,368
Bath & Body Works Inc 18,822 507
Best Buy Co Inc 15,979 1,042
CarMax Inc
(c)
12,670 1,146
Chipotle Mexican Grill Inc
(c)
2,207 2,885
Costco Wholesale Corp 34,978 16,764
Darden Restaurants Inc 9,844 1,113
Dollar General Corp 18,056 4,432
Dollar Tree Inc
(c)
17,765 2,769
Domino's Pizza Inc 2,845 1,109
Genuine Parts Co 11,175 1,486
Home Depot Inc/The 81,553 22,367
Lowe's Cos Inc 52,176 9,114
McDonald's Corp 58,365 14,409
O'Reilly Automotive Inc
(c)
5,187 3,277
Ross Stores Inc 27,732 1,948
Starbucks Corp 90,511 6,914
Target Corp 36,494 5,154
TJX Cos Inc/The 92,686 5,176
Tractor Supply Co 8,830 1,712
Ulta Beauty Inc
(c)
4,122 1,589
Walgreens Boots Alliance Inc 56,578 2,144
Walmart Inc 110,797 13,471
Yum! Brands Inc 22,505 2,554
$ 127,285
Semiconductors - 4 .93%
Advanced Micro Devices Inc
(c)
127,890 9,780
Analog Devices Inc 41,300 6,034
Applied Materials Inc 69,717 6,343

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 32,222 $ 15,654
Intel Corp 322,699 12,072
KLA Corp 11,778 3,758
Lam Research Corp 10,948 4,665
Microchip Technology Inc 43,878 2,548
Micron Technology Inc 88,125 4,872
Monolithic Power Systems Inc 3,460 1,329
NVIDIA Corp 197,613 29,956
NXP Semiconductors NV 20,722 3,067
ON Semiconductor Corp
(c)
34,290 1,725
Qorvo Inc
(c)
8,557 807
QUALCOMM Inc 88,390 11,291
Skyworks Solutions Inc 12,701 1,177
Teradyne Inc 12,644 1,132
Texas Instruments Inc 72,774 11,182
$ 127,392
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 3,160 688
Software - 9 .63%
Activision Blizzard Inc 61,705 4,804
Adobe Inc
(c)
37,289 13,650
Akamai Technologies Inc
(c)
12,652 1,156
ANSYS Inc
(c)
6,865 1,643
Autodesk Inc
(c)
17,168 2,952
Broadridge Financial Solutions Inc 9,251 1,319
Cadence Design Systems Inc
(c)
21,763 3,265
Ceridian HCM Holding Inc
(c)
10,841 510
Citrix Systems Inc 9,843 956
Electronic Arts Inc 22,193 2,700
Fidelity National Information Services Inc 48,201 4,419
Fiserv Inc
(c)
45,912 4,085
Intuit Inc 22,319 8,603
Jack Henry & Associates Inc 5,750 1,035
Microsoft Corp 590,237 151,591
MSCI Inc 6,402 2,639
Oracle Corp 124,234 8,680
Paychex Inc 25,357 2,887
Paycom Software Inc
(c)
3,800 1,064
PTC Inc
(c)
8,308 883
Roper Technologies Inc 8,358 3,299
Salesforce Inc
(c)
78,408 12,940
ServiceNow Inc
(c)
15,820 7,523
Synopsys Inc
(c)
12,082 3,669
Take-Two Interactive Software Inc
(c)
12,476 1,529
Tyler Technologies Inc
(c)
3,273 1,088
$ 248,889
Telecommunications - 2 .20%
Arista Networks Inc
(c)
17,759 1,665
AT&T Inc 564,981 11,842
Cisco Systems Inc 327,844 13,979
Corning Inc 59,989 1,890
Juniper Networks Inc 25,499 727
Lumen Technologies Inc 73,374 801
Motorola Solutions Inc 13,203 2,767
T-Mobile US Inc
(c)
46,497 6,256
Verizon Communications Inc 331,431 16,820
$ 56,747
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,344 847
Transportation - 1 .54%
CH Robinson Worldwide Inc 10,044 1,018
CSX Corp 171,591 4,987
Expeditors International of Washington Inc 13,240 1,291
FedEx Corp 18,818 4,266
JB Hunt Transport Services Inc 6,615 1,042
Norfolk Southern Corp 18,810 4,275
Old Dominion Freight Line Inc 7,247 1,857
Union Pacific Corp 49,564 10,571
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 57,961 $ 10,580
$ 39,887
Water - 0 .08%
American Water Works Co Inc 14,343 2,134
TOTAL COMMON STOCKS $ 2,517,774
Total Investments $ 2,589,133
Other Assets and Liabilities -  (0.20)% (5,186)
TOTAL NET ASSETS - 100.00% $ 2,583,947
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,730 or 0.22% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .58%
Consumer, Non-cyclical 21 .95%
Financial 14 .56%
Communications 12 .50%
Consumer, Cyclical 8 .88%
Industrial 7 .54%
Energy 4 .37%
Utilities 3 .02%
Money Market Funds 2 .54%
Basic Materials 2 .04%
Investment Companies 0 .22%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 91,329 $ 321,370 $ 347,033 $ 65,666
$ 91,329 $ 321,370 $ 347,033 $ 65,666
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 65 $ — $ — $ —
$ 65 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Long 347 $ 65,748 $ (2,721)
Total $ (2,721)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .75 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .18%
iShares Core S&P 500 ETF 916 $ 347
Money Market Funds - 6 .57%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
12,517,523 12,518
TOTAL INVESTMENT COMPANIES $ 12,865
COMMON STOCKS - 93 .04 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 2,187 $ 60
Omnicom Group Inc 1,144 73
$ 133
Aerospace & Defense - 1 .59%
Boeing Co/The
(c)
3,092 423
General Dynamics Corp 1,281 283
Howmet Aerospace Inc 2,092 66
L3Harris Technologies Inc 1,073 259
Lockheed Martin Corp 1,317 566
Northrop Grumman Corp 813 389
Raytheon Technologies Corp 8,271 795
Teledyne Technologies Inc
(c)
260 98
TransDigm Group Inc
(c)
289 155
$ 3,034
Agriculture - 0 .79%
Altria Group Inc 10,068 420
Archer-Daniels-Midland Co 3,128 243
Philip Morris International Inc 8,618 851
$ 1,514
Airlines - 0 .19%
Alaska Air Group Inc
(c)
701 28
American Airlines Group Inc
(c)
3,610 46
Delta Air Lines Inc
(c)
3,563 103
Southwest Airlines Co
(c)
3,296 119
United Airlines Holdings Inc
(c)
1,815 64
$ 360
Apparel - 0 .47%
NIKE Inc 7,055 721
PVH Corp 376 21
Ralph Lauren Corp 257 23
Tapestry Inc 1,401 43
VF Corp 1,794 79
$ 887
Automobile Manufacturers - 2 .07%
Cummins Inc 785 152
Ford Motor Co 21,956 244
General Motors Co
(c)
8,106 258
PACCAR Inc 1,933 159
Tesla Inc
(c)
4,666 3,142
$ 3,955
Automobile Parts & Equipment - 0 .09%
Aptiv PLC
(c)
1,506 134
BorgWarner Inc 1,332 45
$ 179
Banks - 4 .26%
Bank of America Corp 39,421 1,227
Bank of New York Mellon Corp/The 4,131 172
Citigroup Inc 10,798 497
Citizens Financial Group Inc 2,728 97
Comerica Inc 727 53
Fifth Third Bancorp 3,813 128
First Republic Bank/CA 997 144
Goldman Sachs Group Inc/The 1,909 567
Huntington Bancshares Inc/OH 8,001 96
JPMorgan Chase & Co 16,332 1,839
KeyCorp 5,183 89
M&T Bank Corp 997 159
Morgan Stanley 7,782 592
Northern Trust Corp 1,158 112
PNC Financial Services Group Inc/The 2,300 363
Regions Financial Corp 5,197 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Signature Bank/New York NY 349 $ 63
State Street Corp 2,041 126
SVB Financial Group
(c)
327 129
Truist Financial Corp 7,402 351
US Bancorp 7,516 346
Wells Fargo & Co 21,076 826
Zions Bancorp NA 841 43
$ 8,116
Beverages - 1 .74%
Brown-Forman Corp - B Shares 1,016 71
Coca-Cola Co/The 21,692 1,365
Constellation Brands Inc 906 211
Keurig Dr Pepper Inc 4,100 145
Molson Coors Beverage Co 1,047 57
Monster Beverage Corp
(c)
2,091 194
PepsiCo Inc 7,688 1,281
$ 3,324
Biotechnology - 1 .50%
Amgen Inc 2,971 723
Biogen Inc
(c)
814 166
Bio-Rad Laboratories Inc
(c)
120 59
Corteva Inc 4,025 218
Gilead Sciences Inc 6,973 431
Illumina Inc
(c)
873 161
Incyte Corp
(c)
1,046 79
Moderna Inc
(c)
1,925 275
Regeneron Pharmaceuticals Inc
(c)
600 355
Vertex Pharmaceuticals Inc
(c)
1,422 401
$ 2,868
Building Materials - 0 .37%
Carrier Global Corp 4,717 168
Fortune Brands Home & Security Inc 728 44
Johnson Controls International plc 3,869 185
Martin Marietta Materials Inc 346 104
Masco Corp 1,312 66
Mohawk Industries Inc
(c)
287 36
Vulcan Materials Co 738 105
$ 708
Chemicals - 1 .55%
Air Products and Chemicals Inc 1,233 297
Albemarle Corp 651 136
Celanese Corp 602 71
CF Industries Holdings Inc 1,160 99
Dow Inc 4,049 209
DuPont de Nemours Inc 2,828 157
Eastman Chemical Co 716 64
Ecolab Inc 1,381 212
FMC Corp 701 75
International Flavors & Fragrances Inc 1,416 169
Linde PLC 2,799 805
LyondellBasell Industries NV 1,440 126
Mosaic Co/The 2,013 95
PPG Industries Inc 1,314 150
Sherwin-Williams Co/The 1,331 298
$ 2,963
Commercial Services - 1 .60%
Automatic Data Processing Inc 2,323 488
Cintas Corp 484 181
Equifax Inc 680 124
FleetCor Technologies Inc
(c)
431 91
Gartner Inc
(c)
448 108
Global Payments Inc 1,566 173
MarketAxess Holdings Inc 210 54
Moody's Corp 893 243
Nielsen Holdings PLC 1,999 46
PayPal Holdings Inc
(c)
6,440 450
Quanta Services Inc 799 100
Robert Half International Inc 614 46
Rollins Inc 1,259 44

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
S&P Global Inc 1,931 $ 651
United Rentals Inc
(c)
399 97
Verisk Analytics Inc 878 152
$ 3,048
Computers - 7 .61%
Accenture PLC - Class A 3,521 978
Apple Inc 85,494 11,689
Cognizant Technology Solutions Corp 2,898 196
DXC Technology Co
(c)
1,357 41
EPAM Systems Inc
(c)
317 93
Fortinet Inc
(c)
3,705 210
Hewlett Packard Enterprise Co 7,228 96
HP Inc 5,858 192
International Business Machines Corp 5,001 706
Leidos Holdings Inc 760 76
NetApp Inc 1,237 81
Seagate Technology Holdings PLC 1,100 78
Western Digital Corp
(c)
1,741 78
$ 14,514
Consumer Products - 0 .29%
Avery Dennison Corp 455 74
Church & Dwight Co Inc 1,349 125
Clorox Co/The 684 96
Kimberly-Clark Corp 1,873 253
$ 548
Cosmetics & Personal Care - 1 .37%
Colgate-Palmolive Co 4,660 374
Estee Lauder Cos Inc/The 1,288 328
Procter & Gamble Co/The 13,339 1,918
$ 2,620
Distribution & Wholesale - 0 .29%
Copart Inc
(c)
1,188 129
Fastenal Co 3,199 160
LKQ Corp 1,447 71
Pool Corp 223 78
WW Grainger Inc 239 109
$ 547
Diversified Financial Services - 3 .44%
American Express Co 3,392 470
Ameriprise Financial Inc 612 145
BlackRock Inc 791 482
Capital One Financial Corp 2,186 228
Cboe Global Markets Inc 590 67
Charles Schwab Corp/The 8,384 530
CME Group Inc 1,998 409
Discover Financial Services 1,563 148
Franklin Resources Inc 1,558 36
Intercontinental Exchange Inc 3,105 292
Invesco Ltd 1,873 30
Mastercard Inc 4,776 1,507
Nasdaq Inc 641 98
Raymond James Financial Inc 1,080 96
Synchrony Financial 2,789 77
T Rowe Price Group Inc 1,264 143
Visa Inc 9,151 1,802
$ 6,560
Electric - 2 .73%
AES Corp/The 3,712 78
Alliant Energy Corp 1,394 82
Ameren Corp 1,435 130
American Electric Power Co Inc 2,855 274
CenterPoint Energy Inc 3,498 103
CMS Energy Corp 1,613 109
Consolidated Edison Inc 1,970 187
Constellation Energy Corp 1,816 104
Dominion Energy Inc 4,509 360
DTE Energy Co 1,077 137
Duke Energy Corp 4,280 459
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 2,119 $ 134
Entergy Corp 1,130 127
Evergy Inc 1,275 83
Eversource Energy 1,917 162
Exelon Corp 5,449 247
FirstEnergy Corp 3,173 122
NextEra Energy Inc 10,922 846
NRG Energy Inc 1,320 50
Pinnacle West Capital Corp 628 46
PPL Corp 4,092 111
Public Service Enterprise Group Inc 2,777 176
Sempra Energy 1,748 263
Southern Co/The 5,907 421
WEC Energy Group Inc 1,753 176
Xcel Energy Inc 3,028 214
$ 5,201
Electrical Components & Equipment - 0 .25%
AMETEK Inc 1,283 141
Emerson Electric Co 3,302 263
Generac Holdings Inc
(c)
354 74
$ 478
Electronics - 0 .98%
Agilent Technologies Inc 1,668 198
Allegion plc 489 48
Amphenol Corp 3,319 214
Fortive Corp 1,993 108
Garmin Ltd 848 83
Honeywell International Inc 3,786 658
Keysight Technologies Inc
(c)
1,012 139
Mettler-Toledo International Inc
(c)
126 145
TE Connectivity Ltd 1,792 203
Trimble Inc
(c)
1,390 81
$ 1,877
Energy - Alternate Sources - 0 .12%
Enphase Energy Inc
(c)
750 146
SolarEdge Technologies Inc
(c)
307 84
$ 230
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 716 91
Entertainment - 0 .07%
Caesars Entertainment Inc
(c)
1,191 45
Live Nation Entertainment Inc
(c)
761 63
Penn National Gaming Inc
(c)
909 28
$ 136
Environmental Control - 0 .27%
Pentair PLC 917 42
Republic Services Inc 1,159 152
Waste Management Inc 2,125 325
$ 519
Food - 1 .14%
Campbell Soup Co 1,123 54
Conagra Brands Inc 2,667 91
General Mills Inc 3,347 252
Hershey Co/The 811 174
Hormel Foods Corp 1,575 75
J M Smucker Co/The 603 77
Kellogg Co 1,410 101
Kraft Heinz Co/The 3,946 150
Kroger Co/The 3,648 173
Lamb Weston Holdings Inc 804 57
McCormick & Co Inc/MD 1,391 116
Mondelez International Inc 7,696 478
Sysco Corp 2,832 240
Tyson Foods Inc 1,622 140
$ 2,178
Forest Products & Paper - 0 .05%
International Paper Co 2,061 86

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 772 $ 87
NiSource Inc 2,255 66
$ 153
Hand & Machine Tools - 0 .08%
Snap-on Inc 296 58
Stanley Black & Decker Inc 840 88
$ 146
Healthcare - Products - 3 .61%
Abbott Laboratories 9,736 1,058
ABIOMED Inc
(c)
253 63
Align Technology Inc
(c)
407 96
Baxter International Inc 2,799 180
Bio-Techne Corp 218 76
Boston Scientific Corp
(c)
7,947 296
Cooper Cos Inc/The 274 86
Danaher Corp 3,598 912
DENTSPLY SIRONA Inc 1,198 43
Edwards Lifesciences Corp
(c)
3,459 329
Henry Schein Inc
(c)
769 59
Hologic Inc
(c)
1,388 96
IDEXX Laboratories Inc
(c)
468 164
Intuitive Surgical Inc
(c)
1,995 400
Medtronic PLC 7,458 669
PerkinElmer Inc 701 100
ResMed Inc 813 170
STERIS PLC 556 115
Stryker Corp 1,871 372
Teleflex Inc 260 64
Thermo Fisher Scientific Inc 2,177 1,183
Waters Corp
(c)
335 111
West Pharmaceutical Services Inc 411 124
Zimmer Biomet Holdings Inc 1,165 122
$ 6,888
Healthcare - Services - 2 .57%
Catalent Inc
(c)
996 107
Centene Corp
(c)
3,252 275
Charles River Laboratories International Inc
(c)
282 60
DaVita Inc
(c)
337 27
Elevance Health Inc 1,341 647
HCA Healthcare Inc 1,266 213
Humana Inc 704 329
IQVIA Holdings Inc
(c)
1,053 228
Laboratory Corp of America Holdings 516 121
Molina Healthcare Inc
(c)
326 91
Quest Diagnostics Inc 653 87
UnitedHealth Group Inc 5,217 2,680
Universal Health Services Inc 374 38
$ 4,903
Home Builders - 0 .18%
DR Horton Inc 1,782 118
Lennar Corp - A Shares 1,439 102
NVR Inc
(c)
17 68
PulteGroup Inc 1,322 52
$ 340
Home Furnishings - 0 .03%
Whirlpool Corp 313 49
Housewares - 0 .02%
Newell Brands Inc 2,047 39
Insurance - 3 .49%
Aflac Inc 3,296 182
Allstate Corp/The 1,530 194
American International Group Inc 4,405 225
Aon PLC 1,181 319
Arthur J Gallagher & Co 1,168 191
Assurant Inc 301 52
Berkshire Hathaway Inc - Class B
(c)
10,060 2,747
Brown & Brown Inc 1,302 76
Chubb Ltd 2,356 463
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 830 $ 99
Everest Re Group Ltd 219 61
Globe Life Inc 505 49
Hartford Financial Services Group Inc/The 1,829 120
Lincoln National Corp 899 42
Loews Corp 1,082 64
Marsh & McLennan Cos Inc 2,791 433
MetLife Inc 3,844 241
Principal Financial Group Inc 1,307 87
Progressive Corp/The 3,252 378
Prudential Financial Inc 2,086 200
Travelers Cos Inc/The 1,335 226
W R Berkley Corp 1,164 80
Willis Towers Watson PLC 620 122
$ 6,651
Internet - 8 .34%
Alphabet Inc - A Shares
(c)
1,672 3,644
Alphabet Inc - C Shares
(c)
1,533 3,353
Amazon.com Inc
(c)
48,651 5,167
Booking Holdings Inc
(c)
226 395
CDW Corp/DE 751 118
eBay Inc 3,113 130
Etsy Inc
(c)
706 52
Expedia Group Inc
(c)
842 80
F5 Inc
(c)
336 51
Match Group Inc
(c)
1,588 111
Meta Platforms Inc
(c)
12,753 2,056
Netflix Inc
(c)
2,470 432
NortonLifeLock Inc 3,234 71
Twitter Inc
(c)
4,242 159
VeriSign Inc
(c)
530 89
$ 15,908
Iron & Steel - 0 .08%
Nucor Corp 1,480 155
Leisure Products & Services - 0 .06%
Carnival Corp
(c)
4,511 39
Norwegian Cruise Line Holdings Ltd
(c)
2,330 26
Royal Caribbean Cruises Ltd
(c)
1,247 44
$ 109
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 1,547 173
Las Vegas Sands Corp
(c)
1,910 64
Marriott International Inc/MD 1,528 208
MGM Resorts International 1,967 57
Wynn Resorts Ltd
(c)
586 33
$ 535
Machinery - Construction & Mining - 0 .28%
Caterpillar Inc 2,966 530
Machinery - Diversified - 0 .66%
Deere & Co 1,553 465
Dover Corp 801 97
IDEX Corp 422 77
Ingersoll Rand Inc 2,258 95
Nordson Corp 300 61
Otis Worldwide Corp 2,351 166
Rockwell Automation Inc 646 129
Westinghouse Air Brake Technologies Corp 1,016 83
Xylem Inc/NY 1,001 78
$ 1,251
Media - 1 .42%
Charter Communications Inc
(c)
645 302
Comcast Corp - Class A 24,859 975
DISH Network Corp
(c)
1,393 25
FactSet Research Systems Inc 210 81
Fox Corp - A Shares 1,734 56
Fox Corp - B Shares 804 24
News Corp - A Shares 2,161 34
News Corp - B Shares 670 11

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 3,381 $ 83
Walt Disney Co/The
(c)
10,127 956
Warner Bros Discovery Inc
(c)
12,278 165
$ 2,712
Mining - 0 .26%
Freeport-McMoRan Inc 8,059 236
Newmont Corp 4,413 263
$ 499
Miscellaneous Manufacturers - 0 .96%
3M Co 3,165 410
A O Smith Corp 724 40
Eaton Corp PLC 2,218 279
General Electric Co 6,119 390
Illinois Tool Works Inc 1,576 287
Parker-Hannifin Corp 713 175
Textron Inc 1,196 73
Trane Technologies PLC 1,300 169
$ 1,823
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(c)
292 86
Oil & Gas - 3 .46%
APA Corp 1,881 66
Chevron Corp 10,924 1,582
ConocoPhillips 7,193 646
Coterra Energy Inc 4,481 116
Devon Energy Corp 3,413 188
Diamondback Energy Inc 928 112
EOG Resources Inc 3,256 360
Exxon Mobil Corp
(d)
23,424 2,006
Hess Corp 1,540 163
Marathon Oil Corp 3,936 89
Marathon Petroleum Corp 3,009 247
Occidental Petroleum Corp 4,949 291
Phillips 66 2,675 219
Pioneer Natural Resources Co 1,252 279
Valero Energy Corp 2,269 241
$ 6,605
Oil & Gas Services - 0 .31%
Baker Hughes Co 5,199 150
Halliburton Co 5,014 157
Schlumberger NV 7,858 281
$ 588
Packaging & Containers - 0 .21%
Amcor PLC 8,356 104
Ball Corp 1,779 122
Packaging Corp of America 522 72
Sealed Air Corp 813 47
Westrock Co 1,418 56
$ 401
Pharmaceuticals - 6 .33%
AbbVie Inc 9,824 1,505
AmerisourceBergen Corp 838 118
Becton Dickinson and Co 1,585 391
Bristol-Myers Squibb Co 11,839 912
Cardinal Health Inc 1,515 79
Cigna Corp 1,765 465
CVS Health Corp 7,290 675
Dexcom Inc
(c)
2,182 163
Eli Lilly & Co 4,386 1,422
Johnson & Johnson 14,630 2,597
McKesson Corp 809 264
Merck & Co Inc 14,060 1,282
Organon & Co 1,410 47
Pfizer Inc 31,197 1,636
Viatris Inc 6,739 70
Zoetis Inc 2,617 450
$ 12,076
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .28%
Kinder Morgan Inc 10,841 $ 182
ONEOK Inc 2,483 138
Williams Cos Inc/The 6,771 211
$ 531
Real Estate - 0 .07%
CBRE Group Inc 1,818 134
REITs - 2 .65%
Alexandria Real Estate Equities Inc 825 120
American Tower Corp 2,583 660
AvalonBay Communities Inc 777 151
Boston Properties Inc 792 71
Camden Property Trust 592 80
Crown Castle International Corp 2,407 405
Digital Realty Trust Inc 1,582 205
Duke Realty Corp 2,137 117
Equinix Inc 506 332
Equity Residential 1,902 137
Essex Property Trust Inc 363 95
Extra Space Storage Inc 746 127
Federal Realty OP LP 397 38
Healthpeak Properties Inc 2,999 78
Host Hotels & Resorts Inc 3,973 62
Iron Mountain Inc 1,615 79
Kimco Realty Corp 3,435 68
Mid-America Apartment Communities Inc 641 112
Prologis Inc 4,116 484
Public Storage 849 266
Realty Income Corp 3,344 228
Regency Centers Corp 862 51
SBA Communications Corp 600 192
Simon Property Group Inc 1,825 173
UDR Inc 1,664 77
Ventas Inc 2,222 114
VICI Properties Inc 5,353 160
Vornado Realty Trust 884 25
Welltower Inc 2,524 208
Weyerhaeuser Co 4,139 137
$ 5,052
Retail - 4 .71%
Advance Auto Parts Inc 340 59
AutoZone Inc
(c)
110 236
Bath & Body Works Inc 1,327 36
Best Buy Co Inc 1,126 73
CarMax Inc
(c)
893 81
Chipotle Mexican Grill Inc
(c)
156 204
Costco Wholesale Corp 2,464 1,181
Darden Restaurants Inc 694 79
Dollar General Corp 1,273 313
Dollar Tree Inc
(c)
1,251 195
Domino's Pizza Inc 201 78
Genuine Parts Co 788 105
Home Depot Inc/The 5,746 1,576
Lowe's Cos Inc 3,677 642
McDonald's Corp 4,113 1,016
O'Reilly Automotive Inc
(c)
366 231
Ross Stores Inc 1,954 137
Starbucks Corp 6,377 487
Target Corp 2,572 363
TJX Cos Inc/The 6,531 365
Tractor Supply Co 623 121
Ulta Beauty Inc
(c)
291 112
Walgreens Boots Alliance Inc 3,985 151
Walmart Inc 7,807 949
Yum! Brands Inc 1,586 180
$ 8,970
Semiconductors - 4 .71%
Advanced Micro Devices Inc
(c)
9,011 689
Analog Devices Inc 2,910 425
Applied Materials Inc 4,913 447

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Broadcom Inc 2,271 $ 1,103
Intel Corp 22,735 851
KLA Corp 830 265
Lam Research Corp 772 329
Microchip Technology Inc 3,090 179
Micron Technology Inc 6,208 343
Monolithic Power Systems Inc 243 93
NVIDIA Corp 13,922 2,110
NXP Semiconductors NV 1,460 216
ON Semiconductor Corp
(c)
2,416 122
Qorvo Inc
(c)
603 57
QUALCOMM Inc 6,228 796
Skyworks Solutions Inc 895 83
Teradyne Inc 891 80
Texas Instruments Inc 5,127 788
$ 8,976
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 222 48
Software - 9 .20%
Activision Blizzard Inc 4,346 338
Adobe Inc
(c)
2,627 962
Akamai Technologies Inc
(c)
892 81
ANSYS Inc
(c)
484 116
Autodesk Inc
(c)
1,210 208
Broadridge Financial Solutions Inc 651 93
Cadence Design Systems Inc
(c)
1,534 230
Ceridian HCM Holding Inc
(c)
763 36
Citrix Systems Inc 693 67
Electronic Arts Inc 1,563 190
Fidelity National Information Services Inc 3,396 311
Fiserv Inc
(c)
3,235 288
Intuit Inc 1,572 606
Jack Henry & Associates Inc 405 73
Microsoft Corp
(d)
41,584 10,680
MSCI Inc 451 186
Oracle Corp 8,752 612
Paychex Inc 1,786 203
Paycom Software Inc
(c)
267 75
PTC Inc
(c)
585 62
Roper Technologies Inc 588 232
Salesforce Inc
(c)
5,524 912
ServiceNow Inc
(c)
1,114 530
Synopsys Inc
(c)
851 258
Take-Two Interactive Software Inc
(c)
879 108
Tyler Technologies Inc
(c)
230 77
$ 17,534
Telecommunications - 2 .10%
Arista Networks Inc
(c)
1,251 117
AT&T Inc 39,804 834
Cisco Systems Inc 23,099 985
Corning Inc 4,225 133
Juniper Networks Inc 1,797 51
Lumen Technologies Inc 5,168 57
Motorola Solutions Inc 931 195
T-Mobile US Inc
(c)
3,276 441
Verizon Communications Inc 23,350 1,185
$ 3,998
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 728 60
Transportation - 1 .47%
CH Robinson Worldwide Inc 708 72
CSX Corp 12,090 351
Expeditors International of Washington Inc 933 91
FedEx Corp 1,326 301
JB Hunt Transport Services Inc 466 73
Norfolk Southern Corp 1,326 302
Old Dominion Freight Line Inc 511 131
Union Pacific Corp 3,493 745
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 4,083 $ 745
$ 2,811
Water - 0 .08%
American Water Works Co Inc 1,010 150
TOTAL COMMON STOCKS $ 177,385
TOTAL PURCHASED OPTIONS - 0.54% $ 1,041
Total Investments $ 191,291
Other Assets and Liabilities -  (0.33)% (631)
TOTAL NET ASSETS - 100.00% $ 190,660
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,328 or 1.22% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .57%
Consumer, Non-cyclical 20 .94%
Financial 13 .91%
Communications 11 .93%
Consumer, Cyclical 8 .49%
Industrial 7 .20%
Money Market Funds 6 .57%
Energy 4 .17%
Utilities 2 .89%
Basic Materials 1 .94%
Purchased Options 0 .54%
Investment Companies 0 .18%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 16,905 $ 34,922 $ 39,309 $ 12,518
$ 16,905 $ 34,922 $ 39,309 $ 12,518
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 60 $ 6 $ 3,800 .00 07/18/2022 $ 369 $ 409 $ 40
Put - S&P 500 Index N/A 100 10 $ 3,625 .00 07/18/2022 888 292 (596)
Put - S&P 500 Index N/A 100 10 $ 3,650 .00 07/18/2022 699 340 (359)
Total $ 1,956 $ 1,041 $ (915)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 60 $ 6 $ 3,820 .00 07/18/2022 $ (324) $ (349) $ (25)
Put - S&P 500 Index N/A 100 10 $ 3,600 .00 07/18/2022 (558) (247) 311
Put - S&P 500 Index N/A 100 10 $ 3,575 .00 07/18/2022 (723) (205) 518
Total $ (1,605) $ (801) $ 804
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2022 Long 15 $ 2,842 $ (151)
Total $ (151)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .21 % Shares Held Value (000's)
Money Market Funds - 0 .21%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
1,145,819 $ 1,146
TOTAL INVESTMENT COMPANIES $ 1,146
COMMON STOCKS - 99 .68 % Shares Held Value (000's)
Aerospace & Defense - 7 .48%
HEICO Corp - Class A 157,467 $ 16,594
TransDigm Group Inc
(c)
44,753 24,017
$ 40,611
Banks - 0 .83%
First Republic Bank/CA 31,293 4,512
Beverages - 0 .09%
Brown-Forman Corp - B Shares 6,770 475
Building Materials - 4 .17%
Martin Marietta Materials Inc 20,939 6,266
Summit Materials Inc
(c)
121,599 2,832
Vulcan Materials Co 95,087 13,512
$ 22,610
Chemicals - 1 .03%
Air Products and Chemicals Inc 13,055 3,140
Perimeter Solutions SA
(c)
222,248 2,409
Perimeter Solutions SA - Warrants
(c)
97,671 19
$ 5,568
Commercial Services - 8 .48%
Block Inc
(c)
7,909 486
CoStar Group Inc
(c)
342,557 20,694
Gartner Inc
(c)
22,891 5,536
Moody's Corp 22,152 6,025
TransUnion 85,295 6,823
Verisk Analytics Inc 37,204 6,439
$ 46,003
Distribution & Wholesale - 5 .47%
Copart Inc
(c)
189,929 20,638
Fastenal Co 181,561 9,063
$ 29,701
Diversified Financial Services - 0 .58%
Brookfield Asset Management Reinsurance
Partners Ltd
(c)
4,484 200
Credit Acceptance Corp
(c)
6,277 2,972
$ 3,172
Electric - 3 .95%
Brookfield Infrastructure Partners LP 363,946 13,910
Brookfield Renewable Corp 58,134 2,070
Brookfield Renewable Partners LP 156,410 5,443
$ 21,423
Electronics - 1 .97%
Agilent Technologies Inc 58,575 6,957
Mettler-Toledo International Inc
(c)
3,243 3,725
$ 10,682
Entertainment - 3 .66%
Live Nation Entertainment Inc
(c)
144,921 11,967
Vail Resorts Inc 36,096 7,871
$ 19,838
Healthcare - Products - 0 .45%
IDEXX Laboratories Inc
(c)
6,989 2,451
Home Builders - 2 .50%
Lennar Corp - A Shares 76,755 5,417
Lennar Corp - B Shares 1,155 68
NVR Inc
(c)
2,021 8,092
$ 13,577
Insurance - 8 .78%
Aon PLC 13,991 3,773
Arch Capital Group Ltd
(c)
138,503 6,301
Brown & Brown Inc 205,241 11,974
Fidelity National Financial Inc 26,251 970
Markel Corp
(c)
13,348 17,262
Progressive Corp/The 63,403 7,372
$ 47,652
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .55%
VeriSign Inc
(c)
56,848 $ 9,512
Wix.com Ltd
(c)
66,129 4,335
$ 13,847
Lodging - 3 .82%
Hilton Worldwide Holdings Inc 150,672 16,791
Hyatt Hotels Corp
(c)
53,691 3,968
$ 20,759
Machinery - Diversified - 0 .52%
Cognex Corp 30,148 1,282
Enovis Corp
(c)
15,325 843
Esab Corp 15,325 670
$ 2,795
Media - 4 .12%
Liberty Broadband Corp - A Shares
(c)
20,029 2,275
Liberty Broadband Corp - C Shares
(c)
100,200 11,587
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
15,460 896
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
120,007 7,617
$ 22,375
Private Equity - 8 .93%
Ares Management Corp 41,512 2,361
Brookfield Asset Management Inc 585,634 26,043
KKR & Co Inc 342,717 15,864
Onex Corp 84,462 4,199
$ 48,467
Real Estate - 2 .51%
CBRE Group Inc 119,000 8,760
Howard Hughes Corp/The
(c)
49,783 3,388
Kennedy-Wilson Holdings Inc 79,326 1,502
$ 13,650
REITs - 3 .41%
SBA Communications Corp 57,853 18,516
Retail - 11 .31%
CarMax Inc
(c)
197,260 17,848
Dollar General Corp 35,634 8,746
Domino's Pizza Inc 29,986 11,686
O'Reilly Automotive Inc
(c)
31,849 20,121
Ross Stores Inc 42,252 2,967
$ 61,368
Semiconductors - 1 .42%
Microchip Technology Inc 133,109 7,731
Software - 11 .65%
ANSYS Inc
(c)
17,342 4,150
Autodesk Inc
(c)
66,020 11,353
Black Knight Inc
(c)
173,684 11,357
Guidewire Software Inc
(c)
113,501 8,057
HubSpot Inc
(c)
279 84
MSCI Inc 8,991 3,706
Roper Technologies Inc 36,741 14,500
Tyler Technologies Inc
(c)
30,196 10,039
$ 63,246
TOTAL COMMON STOCKS $ 541,029
Total Investments $ 542,175
Other Assets and Liabilities -  0.11% 614
TOTAL NET ASSETS - 100.00% $ 542,789
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap Account
June 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 26 .76%
Financial 25 .04%
Industrial 14 .14%
Technology 13 .07%
Consumer, Non-cyclical 9 .02%
Communications 6 .67%
Utilities 3 .95%
Basic Materials 1 .03%
Money Market Funds 0 .21%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 1,988 $ 31,786 $ 32,628 $ 1,146
$ 1,988 $ 31,786 $ 32,628 $ 1,146
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .19 % Shares Held Value (000's)
Money Market Funds - 3 .19%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
737,561 $ 738
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
4,048,031 4,048
$ 4,786
TOTAL INVESTMENT COMPANIES $ 4,786
COMMON STOCKS - 96 .70 % Shares Held Value (000's)
Apparel - 1 .02%
Deckers Outdoor Corp
(d)
3,653 $ 933
NIKE Inc 5,867 599
$ 1,532
Automobile Manufacturers - 0 .94%
PACCAR Inc 17,142 1,411
Automobile Parts & Equipment - 0 .36%
Magna International Inc 9,918 545
Banks - 3 .96%
First Republic Bank/CA 7,925 1,143
JPMorgan Chase & Co 25,549 2,877
PNC Financial Services Group Inc/The 12,173 1,920
$ 5,940
Beverages - 1 .49%
Keurig Dr Pepper Inc 63,322 2,241
Chemicals - 2 .18%
Air Products and Chemicals Inc 3,834 922
Albemarle Corp 6,842 1,430
FMC Corp 8,648 925
$ 3,277
Commercial Services - 0 .82%
Morningstar Inc 3,729 902
PayPal Holdings Inc
(d)
4,624 323
$ 1,225
Computers - 4 .76%
Apple Inc 52,305 7,151
Consumer Products - 1 .59%
Church & Dwight Co Inc 16,797 1,556
WD-40 Co
(e)
4,140 834
$ 2,390
Diversified Financial Services - 6 .79%
Ameriprise Financial Inc 6,279 1,492
BlackRock Inc 1,024 624
Charles Schwab Corp/The 17,406 1,100
Discover Financial Services 3,769 356
Nasdaq Inc 11,612 1,771
Visa Inc 24,641 4,852
$ 10,195
Electric - 4 .37%
Constellation Energy Corp 28,302 1,621
NextEra Energy Inc 39,619 3,069
Xcel Energy Inc 26,387 1,867
$ 6,557
Electronics - 0 .85%
Honeywell International Inc 7,376 1,282
Energy - Alternate Sources - 0 .70%
Enphase Energy Inc
(d)
5,375 1,049
Environmental Control - 1 .29%
Republic Services Inc 14,782 1,935
Food - 0 .57%
Simply Good Foods Co/The
(d)
22,846 863
Healthcare - Products - 4 .51%
Abbott Laboratories 22,504 2,444
Cooper Cos Inc/The 3,101 971
Edwards Lifesciences Corp
(d)
7,611 724
Medtronic PLC 6,849 615
Thermo Fisher Scientific Inc 3,704 2,012
$ 6,766
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .09%
UnitedHealth Group Inc 8,469 $ 4,350
Universal Health Services Inc 2,808 283
$ 4,633
Home Furnishings - 0 .29%
Sonos Inc
(d)
24,059 434
Insurance - 2 .93%
Fidelity National Financial Inc 8,151 302
Marsh & McLennan Cos Inc 10,687 1,659
Progressive Corp/The 21,013 2,443
$ 4,404
Internet - 6 .36%
Alphabet Inc - A Shares
(d)
2,494 5,435
Amazon.com Inc
(d)
27,275 2,897
Meta Platforms Inc
(d)
6,634 1,070
Netflix Inc
(d)
777 136
$ 9,538
Machinery - Construction & Mining - 0 .55%
Epiroc AB - A Shares 53,525 830
Machinery - Diversified - 0 .88%
Deere & Co 4,387 1,314
Media - 3 .26%
Comcast Corp - Class A 58,237 2,285
Nexstar Media Group Inc 8,706 1,418
Walt Disney Co/The
(d)
12,595 1,189
$ 4,892
Miscellaneous Manufacturers - 0 .55%
Parker-Hannifin Corp 3,334 820
Oil & Gas - 5 .34%
Chevron Corp 23,104 3,345
EOG Resources Inc 20,237 2,235
Helmerich & Payne Inc 19,960 859
Marathon Petroleum Corp 11,708 963
Valero Energy Corp 5,723 608
$ 8,010
Packaging & Containers - 0 .48%
Ball Corp 10,386 714
Pharmaceuticals - 7 .27%
Bristol-Myers Squibb Co 15,603 1,201
CVS Health Corp 22,266 2,063
Eli Lilly & Co 6,272 2,034
Merck & Co Inc 23,120 2,108
Pfizer Inc 37,847 1,984
Roche Holding AG ADR 36,504 1,523
$ 10,913
REITs - 3 .33%
Alexandria Real Estate Equities Inc 7,785 1,129
American Tower Corp 4,582 1,171
Extra Space Storage Inc 3,684 627
Host Hotels & Resorts Inc 84,089 1,319
Prologis Inc 6,395 752
$ 4,998
Retail - 6 .71%
Chipotle Mexican Grill Inc
(d)
701 916
Costco Wholesale Corp 3,616 1,733
Home Depot Inc/The 4,230 1,160
Lululemon Athletica Inc
(d)
2,674 729
O'Reilly Automotive Inc
(d)
2,512 1,587
Papa John's International Inc 8,965 749
Starbucks Corp 5,462 417
Target Corp 10,252 1,448
Tractor Supply Co 6,833 1,325
$ 10,064
Semiconductors - 4 .67%
Broadcom Inc 6,820 3,313
Lam Research Corp 3,274 1,395
Microchip Technology Inc 14,703 854
NVIDIA Corp 7,287 1,105

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
4,266 $ 349
$ 7,016
Software - 10 .90%
Adobe Inc
(d)
5,975 2,187
Fair Isaac Corp
(d)
3,025 1,213
Microsoft Corp 32,142 8,255
Roper Technologies Inc 3,843 1,517
Salesforce Inc
(d)
7,112 1,174
ServiceNow Inc
(d)
2,228 1,059
Veeva Systems Inc
(d)
4,799 950
$ 16,355
Telecommunications - 1 .89%
T-Mobile US Inc
(d)
21,059 2,833
Transportation - 2 .00%
Expeditors International of Washington Inc 16,156 1,575
Union Pacific Corp 6,660 1,420
$ 2,995
TOTAL COMMON STOCKS $ 145,122
Total Investments $ 149,908
Other Assets and Liabilities -  0.11% 164
TOTAL NET ASSETS - 100.00% $ 150,072
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $738 or
0.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $727 or 0.48% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 20 .33%
Consumer, Non-cyclical 19 .34%
Financial 17 .01%
Communications 11 .51%
Consumer, Cyclical 9 .32%
Industrial 6 .60%
Energy 6 .04%
Utilities 4 .37%
Money Market Funds 3 .19%
Basic Materials 2 .18%
Other Assets and Liabilities
0 .11%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 1,996 $ 25,217 $ 23,165 $ 4,048
$ 1,996 $ 25,217 $ 23,165 $ 4,048
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 5 $ — $ — $ —
$ 5 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .07%
Blue Chip Fund
(a)
42,770 $ 1,221
Core Fixed Income Fund
(a)
1,452,652 12,740
Diversified International Fund
(a)
134,000 1,487
Diversified Real Asset Fund
(a)
70,278 876
International Small Company Fund
(a)
31,008 274
LargeCap Growth Fund I
(a)
80,722 1,213
MidCap Fund
(a)
24,619 757
MidCap Value Fund I
(a)
48,045 740
Origin Emerging Markets Fund
(a)
36,645 363
SmallCap Growth Fund I
(a)
20,328 241
SmallCap Value Fund II
(a)
21,094 235
$ 20,147
Principal Funds, Inc. Institutional Class - 41 .95%
Equity Income Fund
(a)
34,230 1,193
High Income Fund
(a)
286,776 2,268
Inflation Protection Fund
(a)
294,847 2,489
LargeCap S&P 500 Index Fund
(a)
61,310 1,189
LargeCap Value Fund III
(a)
68,253 1,188
Overseas Fund
(a)
77,786 744
Short-Term Income Fund
(a)
470,862 5,486
$ 14,557
TOTAL INVESTMENT COMPANIES $ 34,704
Total Investments $ 34,704
Other Assets and Liabilities -  (0.02)% (7)
TOTAL NET ASSETS - 100.00% $ 34,697
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .53%
Domestic Equity Funds 22 .99%
International Equity Funds 3 .98%
Specialty Funds 2 .52%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,514 $ 340 $ 145 $ 1,221
Core Fixed Income Fund 11,735 3,708 1,273 12,740
Diversified International Fund 2,492 337 854 1,487
Diversified Real Asset Fund 857 159 88 876
Equity Income Fund 1,414 264 260 1,193
High Income Fund 2,654 624 575 2,268
Inflation Protection Fund 2,288 662 237 2,489
International Small Company Fund 463 62 150 274
LargeCap Growth Fund I 1,456 399 131 1,213
LargeCap S&P 500 Index Fund 943 655 149 1,189
LargeCap Value Fund III 1,432 253 338 1,188
MidCap Fund 721 330 76 757
MidCap Value Fund I 728 225 116 740
Origin Emerging Markets Fund 612 82 200 363
Overseas Fund 1,046 143 373 744
Short-Term Income Fund 6,237 1,082 1,553 5,486
SmallCap Growth Fund I 329 76 61 241
SmallCap Value Fund II 380 63 165 235
$ 37,301 $ 9,464 $ 6,744 $ 34,704
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (488)
Core Fixed Income Fund 146 (17) — (1,413)
Diversified International Fund — (8) — (480)
Diversified Real Asset Fund 9 — — (52)
Equity Income Fund 11 (2) — (223)
High Income Fund 67 (39) — (396)
Inflation Protection Fund — (2) — (222)
International Small Company Fund — (1) — (100)
LargeCap Growth Fund I — (4) — (507)
LargeCap S&P 500 Index Fund — (5) — (255)
LargeCap Value Fund III — — — (159)
MidCap Fund — (3) — (215)
MidCap Value Fund I — (2) — (95)
Origin Emerging Markets Fund — (24) — (107)
Overseas Fund — 29 — (101)
Short-Term Income Fund 38 (31) — (249)
SmallCap Growth Fund I — (5) — (98)
SmallCap Value Fund II — (3) — (40)
$ 271 $ (117) $ — $ (5,200)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .74%
Blue Chip Fund
(a)
259,746 $ 7,416
Core Fixed Income Fund
(a)
6,028,944 52,874
Diversified International Fund
(a)
834,261 9,260
Diversified Real Asset Fund
(a)
321,916 4,011
International Small Company Fund
(a)
185,948 1,642
LargeCap Growth Fund I
(a)
490,101 7,366
MidCap Fund
(a)
147,451 4,534
MidCap Value Fund I
(a)
287,612 4,432
Origin Emerging Markets Fund
(a)
208,040 2,060
SmallCap Growth Fund I
(a)
119,047 1,411
SmallCap Value Fund II
(a)
123,376 1,374
$ 96,380
Principal Funds, Inc. Institutional Class - 39 .26%
Equity Income Fund
(a)
207,370 7,229
High Income Fund
(a)
1,111,222 8,790
Inflation Protection Fund
(a)
1,151,062 9,715
LargeCap S&P 500 Index Fund
(a)
372,226 7,221
LargeCap Value Fund III
(a)
413,350 7,192
Overseas Fund
(a)
493,449 4,722
Short-Term Income Fund
(a)
1,495,651 17,425
$ 62,294
TOTAL INVESTMENT COMPANIES $ 158,674
Total Investments $ 158,674
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 158,667
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61 .80%
Domestic Equity Funds 30 .36%
International Equity Funds 5 .31%
Specialty Funds 2 .53%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 10,286 $ 1,204 $ 866 $ 7,416
Core Fixed Income Fund 56,952 7,928 5,304 52,874
Diversified International Fund 17,182 546 5,136 9,260
Diversified Real Asset Fund 4,441 220 402 4,011
Equity Income Fund 9,547 698 1,551 7,229
High Income Fund 11,542 1,419 2,324 8,790
Inflation Protection Fund 9,938 1,624 895 9,715
International Small Company Fund 3,202 101 986 1,642
LargeCap Growth Fund I 9,881 1,645 805 7,366
LargeCap S&P 500 Index Fund 7,019 2,864 919 7,221
LargeCap Value Fund III 9,686 626 2,081 7,192
MidCap Fund 4,866 1,555 466 4,534
MidCap Value Fund I 4,804 915 665 4,432
Origin Emerging Markets Fund 4,052 132 1,279 2,060
Overseas Fund 7,232 234 2,243 4,722
Short-Term Income Fund 20,827 908 3,385 17,425
SmallCap Growth Fund I 2,257 254 421 1,411
SmallCap Value Fund II 2,624 172 1,138 1,374
$ 196,338 $ 23,045 $ 30,866 $ 158,674
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (5) $ — $ (3,203)
Core Fixed Income Fund 678 (30) — (6,672)
Diversified International Fund — (133) — (3,199)
Diversified Real Asset Fund 43 (5) — (243)
Equity Income Fund 72 16 — (1,481)
High Income Fund 286 (213) — (1,634)
Inflation Protection Fund — (1) — (951)
International Small Company Fund — (3) — (672)
LargeCap Growth Fund I — (7) — (3,348)
LargeCap S&P 500 Index Fund — (58) — (1,685)
LargeCap Value Fund III — 29 — (1,068)
MidCap Fund — (7) — (1,414)
MidCap Value Fund I — (7) — (615)
Origin Emerging Markets Fund — (205) — (640)
Overseas Fund — 71 — (572)
Short-Term Income Fund 127 (90) — (835)
SmallCap Growth Fund I — (33) — (646)
SmallCap Value Fund II — 182 — (466)
$ 1,206 $ (499) $ — $ (29,344)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 72 .11%
Blue Chip Fund
(a)
508,457 $ 14,516
Core Fixed Income Fund
(a)
8,703,061 76,325
Diversified International Fund
(a)
1,706,906 18,947
International Small Company Fund
(a)
391,171 3,454
LargeCap Growth Fund I
(a)
959,521 14,422
MidCap Fund
(a)
288,851 8,882
MidCap Value Fund I
(a)
563,768 8,688
Origin Emerging Markets Fund
(a)
427,011 4,227
Real Estate Securities Fund
(a)
205,953 5,703
SmallCap Growth Fund I
(a)
239,247 2,835
SmallCap Value Fund II
(a)
247,678 2,759
$ 160,758
Principal Funds, Inc. Institutional Class - 27 .89%
Equity Income Fund
(a)
406,363 14,166
High Income Fund
(a)
1,290,335 10,206
LargeCap S&P 500 Index Fund
(a)
727,982 14,123
LargeCap Value Fund III
(a)
810,114 14,096
Overseas Fund
(a)
1,002,370 9,593
$ 62,184
TOTAL INVESTMENT COMPANIES $ 222,942
Total Investments $ 222,942
Other Assets and Liabilities -  0.00% (7)
TOTAL NET ASSETS - 100.00% $ 222,935
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 47 .32%
Domestic Equity Funds 44 .94%
International Equity Funds 7 .74%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,828 $ 2,400 $ 831 $ 14,516
Core Fixed Income Fund 75,243 13,569 3,471 76,325
Diversified International Fund 30,127 1,831 6,762 18,947
Equity Income Fund 17,520 1,265 1,918 14,166
High Income Fund 12,009 1,792 1,633 10,206
International Small Company Fund 5,494 336 1,116 3,454
LargeCap Growth Fund I 18,132 3,283 827 14,422
LargeCap S&P 500 Index Fund 14,218 4,255 1,029 14,123
LargeCap Value Fund III 17,751 1,133 2,859 14,096
MidCap Fund 9,037 2,892 418 8,882
MidCap Value Fund I 9,030 1,607 784 8,688
Origin Emerging Markets Fund 6,897 439 1,549 4,227
Overseas Fund 12,705 777 2,891 9,593
Real Estate Securities Fund 6,948 468 258 5,703
SmallCap Growth Fund I 4,201 478 581 2,835
SmallCap Value Fund II 4,729 317 1,763 2,759
$ 262,869 $ 36,842 $ 28,690 $ 222,942
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3 $ — $ (5,884)
Core Fixed Income Fund 921 (7) — (9,009)
Diversified International Fund — (37) — (6,212)
Equity Income Fund 132 6 — (2,707)
High Income Fund 304 (101) — (1,861)
International Small Company Fund — (3) — (1,257)
LargeCap Growth Fund I — (1) — (6,165)
LargeCap S&P 500 Index Fund — (34) — (3,287)
LargeCap Value Fund III — 37 — (1,966)
MidCap Fund — (2) — (2,627)
MidCap Value Fund I — — — (1,165)
Origin Emerging Markets Fund — (235) — (1,325)
Overseas Fund — (7) — (991)
Real Estate Securities Fund 41 (2) — (1,453)
SmallCap Growth Fund I — (3) — (1,260)
SmallCap Value Fund II — (8) — (516)
$ 1,398 $ (394) $ — $ (47,685)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .83%
Blue Chip Fund
(a)
349,890 $ 9,989
Core Fixed Income Fund
(a)
1,794,463 15,737
Diversified International Fund
(a)
1,196,608 13,282
International Small Company Fund
(a)
271,060 2,394
LargeCap Growth Fund I
(a)
660,340 9,925
MidCap Value Fund I
(a)
380,205 5,859
Origin Emerging Markets Fund
(a)
312,054 3,089
Real Estate Securities Fund
(a)
106,590 2,952
SmallCap Growth Fund I
(a)
166,327 1,971
SmallCap Value Fund II
(a)
172,269 1,919
$ 67,117
Principal Funds, Inc. Institutional Class - 40 .18%
Equity Income Fund
(a)
279,765 9,753
High Income Fund
(a)
387,663 3,067
LargeCap S&P 500 Index Fund
(a)
500,933 9,718
LargeCap Value Fund III
(a)
557,776 9,705
MidCap Growth Fund III
(a)
607,563 6,100
Overseas Fund
(a)
703,978 6,737
$ 45,080
TOTAL INVESTMENT COMPANIES $ 112,197
Total Investments $ 112,197
Other Assets and Liabilities -  (0.01)% (7)
TOTAL NET ASSETS - 100.00% $ 112,190
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .51%
Fixed Income Funds 28 .60%
International Equity Funds 10 .90%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 12,123 $ 2,316 $ 599 $ 9,989
Core Fixed Income Fund 15,320 3,058 814 15,737
Diversified International Fund 20,086 1,549 4,102 13,282
Equity Income Fund 11,451 1,314 1,209 9,753
High Income Fund 3,188 594 185 3,067
International Small Company Fund 3,746 285 773 2,394
LargeCap Growth Fund I 11,740 2,838 597 9,925
LargeCap S&P 500 Index Fund 10,541 2,176 687 9,718
LargeCap Value Fund III 11,567 837 1,400 9,705
MidCap Growth Fund III 5,719 2,579 307 6,100
MidCap Value Fund I 6,149 1,142 644 5,859
Origin Emerging Markets Fund 4,844 375 1,018 3,089
Overseas Fund 8,472 662 1,700 6,737
Real Estate Securities Fund 3,552 288 145 2,952
SmallCap Growth Fund I 2,690 334 230 1,971
SmallCap Value Fund II 2,988 227 951 1,919
$ 134,176 $ 20,574 $ 15,361 $ 112,197
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (3,851)
Core Fixed Income Fund 187 (1) — (1,826)
Diversified International Fund — (1) — (4,250)
Equity Income Fund 87 (4) — (1,799)
High Income Fund 83 (1) — (529)
International Small Company Fund — 5 — (869)
LargeCap Growth Fund I — (7) — (4,049)
LargeCap S&P 500 Index Fund — (14) — (2,298)
LargeCap Value Fund III — 6 — (1,305)
MidCap Growth Fund III — (1) — (1,890)
MidCap Value Fund I — 1 — (789)
Origin Emerging Markets Fund — 10 — (1,122)
Overseas Fund — (4) — (693)
Real Estate Securities Fund 21 — — (743)
SmallCap Growth Fund I — — — (823)
SmallCap Value Fund II — 2 — (347)
$ 378 $ (9) $ — $ (27,183)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .41%
Blue Chip Fund
(a)
195,605 $ 5,584
Core Fixed Income Fund
(a)
153,551 1,347
Diversified International Fund
(a)
650,997 7,226
International Small Company Fund
(a)
146,298 1,292
LargeCap Growth Fund I
(a)
369,237 5,550
MidCap Value Fund I
(a)
212,019 3,267
Origin Emerging Markets Fund
(a)
174,874 1,731
Real Estate Securities Fund
(a)
51,786 1,434
SmallCap Growth Fund I
(a)
90,944 1,078
SmallCap Value Fund II
(a)
94,122 1,048
$ 29,557
Principal Funds, Inc. Institutional Class - 44 .60%
Equity Income Fund
(a)
156,366 5,451
High Income Fund
(a)
53,926 426
LargeCap S&P 500 Index Fund
(a)
280,115 5,434
LargeCap Value Fund III
(a)
311,774 5,425
MidCap Growth Fund III
(a)
338,712 3,401
Overseas Fund
(a)
381,903 3,655
$ 23,792
TOTAL INVESTMENT COMPANIES $ 53,349
Total Investments $ 53,349
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 53,343
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .61%
Fixed Income Funds 16 .88%
International Equity Funds 12 .52%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 7,059 $ 1,571 $ 793 $ 5,584
Core Fixed Income Fund 1,075 757 342 1,347
Diversified International Fund 11,412 1,243 2,979 7,226
Equity Income Fund 6,664 986 1,150 5,451
High Income Fund 277 269 63 426
International Small Company Fund 2,119 229 562 1,292
LargeCap Growth Fund I 6,840 1,871 791 5,550
LargeCap S&P 500 Index Fund 6,537 1,106 836 5,434
LargeCap Value Fund III 6,720 649 1,194 5,425
MidCap Growth Fund III 3,418 1,583 479 3,401
MidCap Value Fund I 3,646 752 676 3,267
Origin Emerging Markets Fund 2,787 301 703 1,731
Overseas Fund 4,760 531 1,237 3,655
Real Estate Securities Fund 1,815 180 186 1,434
SmallCap Growth Fund I 1,572 229 241 1,078
SmallCap Value Fund II 1,830 170 749 1,048
$ 68,531 $ 12,427 $ 12,981 $ 53,349
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (26) $ — $ (2,227)
Core Fixed Income Fund 15 (4) — (139)
Diversified International Fund — (10) — (2,440)
Equity Income Fund 50 (3) — (1,046)
High Income Fund 9 (1) — (56)
International Small Company Fund — 3 — (497)
LargeCap Growth Fund I — (33) — (2,337)
LargeCap S&P 500 Index Fund — (30) — (1,343)
LargeCap Value Fund III — 10 — (760)
MidCap Growth Fund III — 4 — (1,125)
MidCap Value Fund I — 3 — (458)
Origin Emerging Markets Fund — 17 — (671)
Overseas Fund — — — (399)
Real Estate Securities Fund 11 — — (375)
SmallCap Growth Fund I — 9 — (491)
SmallCap Value Fund II — 3 — (206)
$ 85 $ (58) $ — $ (14,570)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .36%
Blue Chip Fund
(a)
53,680 $ 1,532
Core Fixed Income Fund
(a)
43,658 383
Diversified International Fund
(a)
179,150 1,988
International Small Company Fund
(a)
40,609 359
LargeCap Growth Fund I
(a)
101,307 1,523
MidCap Value Fund I
(a)
58,737 905
Origin Emerging Markets Fund
(a)
47,604 471
Real Estate Securities Fund
(a)
14,155 392
SmallCap Growth Fund I
(a)
25,803 306
SmallCap Value Fund II
(a)
26,732 298
$ 8,157
Principal Funds, Inc. Institutional Class - 44 .68%
Equity Income Fund
(a)
42,930 1,497
High Income Fund
(a)
15,373 122
LargeCap S&P 500 Index Fund
(a)
76,891 1,492
LargeCap Value Fund III
(a)
85,597 1,489
MidCap Growth Fund III
(a)
93,820 942
Overseas Fund
(a)
108,832 1,041
$ 6,583
TOTAL INVESTMENT COMPANIES $ 14,740
Total Investments $ 14,740
Other Assets and Liabilities -  (0.04)% (6)
TOTAL NET ASSETS - 100.00% $ 14,734
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .43%
Fixed Income Funds 16 .92%
International Equity Funds 12 .69%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,767 $ 479 $ 137 $ 1,532
Core Fixed Income Fund 282 181 43 383
Diversified International Fund 2,858 421 670 1,988
Equity Income Fund 1,667 332 230 1,497
High Income Fund 98 62 19 122
International Small Company Fund 535 78 128 359
LargeCap Growth Fund I 1,712 555 137 1,523
LargeCap S&P 500 Index Fund 1,697 303 146 1,492
LargeCap Value Fund III 1,685 244 243 1,489
MidCap Growth Fund III 841 465 79 942
MidCap Value Fund I 907 247 129 905
Origin Emerging Markets Fund 690 102 158 471
Overseas Fund 1,245 180 277 1,041
Real Estate Securities Fund 457 65 33 392
SmallCap Growth Fund I 389 78 38 306
SmallCap Value Fund II 454 63 165 298
$ 17,284 $ 3,855 $ 2,632 $ 14,740
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (577)
Core Fixed Income Fund 4 — — (37)
Diversified International Fund — 1 — (622)
Equity Income Fund 12 (1) — (271)
High Income Fund 3 — — (19)
International Small Company Fund — — — (126)
LargeCap Growth Fund I — (3) — (604)
LargeCap S&P 500 Index Fund — (1) — (361)
LargeCap Value Fund III — 1 — (198)
MidCap Growth Fund III — — — (285)
MidCap Value Fund I — — — (120)
Origin Emerging Markets Fund — 1 — (164)
Overseas Fund — — — (107)
Real Estate Securities Fund 3 — — (97)
SmallCap Growth Fund I — — — (123)
SmallCap Value Fund II — (1) — (53)
$ 22 $ (3) $ — $ (3,764)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .13%
Blue Chip Fund
(a)
31,685 $ 905
Core Fixed Income Fund
(a)
1,072,300 9,404
Diversified International Fund
(a)
95,703 1,062
Diversified Real Asset Fund
(a)
53,614 668
International Small Company Fund
(a)
23,030 203
LargeCap Growth Fund I
(a)
59,790 899
MidCap Fund
(a)
18,045 555
MidCap Value Fund I
(a)
35,245 543
Origin Emerging Markets Fund
(a)
27,738 275
SmallCap Growth Fund I
(a)
14,795 175
SmallCap Value Fund II
(a)
15,323 171
$ 14,860
Principal Funds, Inc. Institutional Class - 41 .89%
Equity Income Fund
(a)
25,328 883
High Income Fund
(a)
211,110 1,670
Inflation Protection Fund
(a)
218,655 1,845
LargeCap S&P 500 Index Fund
(a)
45,366 880
LargeCap Value Fund III
(a)
50,506 879
Overseas Fund
(a)
57,058 546
Short-Term Income Fund
(a)
343,865 4,006
$ 10,709
TOTAL INVESTMENT COMPANIES $ 25,569
Total Investments $ 25,569
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 25,563
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .36%
Domestic Equity Funds 23 .04%
International Equity Funds 4 .01%
Specialty Funds 2 .61%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 1,174 $ 244 $ 140 $ 905
Core Fixed Income Fund 9,487 2,439 1,410 9,404
Diversified International Fund 1,957 190 714 1,062
Diversified Real Asset Fund 719 90 100 668
Equity Income Fund 1,128 156 228 883
High Income Fund 2,146 396 534 1,670
Inflation Protection Fund 1,850 434 262 1,845
International Small Company Fund 375 35 127 203
LargeCap Growth Fund I 1,144 287 139 899
LargeCap S&P 500 Index Fund 844 394 150 880
LargeCap Value Fund III 1,134 148 279 879
MidCap Fund 626 189 84 555
MidCap Value Fund I 630 143 154 543
Origin Emerging Markets Fund 502 46 169 275
Overseas Fund 833 80 311 546
Short-Term Income Fund 5,043 605 1,426 4,006
SmallCap Growth Fund I 254 47 48 175
SmallCap Value Fund II 287 37 120 171
$ 30,133 $ 5,960 $ 6,395 $ 25,569
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (5) $ — $ (368)
Core Fixed Income Fund 113 (12) — (1,100)
Diversified International Fund — (5) — (366)
Diversified Real Asset Fund 7 (1) — (40)
Equity Income Fund 8 (5) — (168)
High Income Fund 52 (27) — (311)
Inflation Protection Fund — — — (177)
International Small Company Fund — — — (80)
LargeCap Growth Fund I — (4) — (389)
LargeCap S&P 500 Index Fund — (5) — (203)
LargeCap Value Fund III — 1 — (125)
MidCap Fund — (3) — (173)
MidCap Value Fund I — — — (76)
Origin Emerging Markets Fund — (20) — (84)
Overseas Fund — 5 — (61)
Short-Term Income Fund 29 (25) — (191)
SmallCap Growth Fund I — — — (78)
SmallCap Value Fund II — 1 — (34)
$ 209 $ (105) $ — $ (4,024)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .81 % Shares Held Value (000's)
Money Market Funds - 1 .81%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
2,644,821 $ 2,645
TOTAL INVESTMENT COMPANIES $ 2,645
COMMON STOCKS - 98 .17 % Shares Held Value (000's)
Entertainment - 1 .29%
Marriott Vacations Worldwide Corp 16,185 $ 1,880
Home Builders - 0 .57%
DR Horton Inc 12,495 827
Lodging - 0 .68%
Travel + Leisure Co 25,599 994
REITs - 95 .63%
Agree Realty Corp 31,858 2,298
Alexandria Real Estate Equities Inc 36,314 5,267
American Assets Trust Inc 15,284 454
American Homes 4 Rent 154,814 5,487
American Tower Corp 19,680 5,030
Apartment Income REIT Corp 70,195 2,920
Apple Hospitality REIT Inc 80,965 1,188
AvalonBay Communities Inc 40,190 7,807
Brandywine Realty Trust 36,597 353
Broadstone Net Lease Inc 105,104 2,156
Cousins Properties Inc 81,059 2,369
CubeSmart 95,039 4,060
DiamondRock Hospitality Co
(c)
137,415 1,128
Digital Realty Trust Inc 10,228 1,328
Equinix Inc 12,335 8,104
Equity LifeStyle Properties Inc 52,567 3,704
Equity Residential 14,410 1,041
Essex Property Trust Inc 23,936 6,259
Extra Space Storage Inc 38,845 6,608
First Industrial Realty Trust Inc 68,893 3,271
Healthcare Realty Trust Inc 42,520 1,157
Healthcare Trust of America Inc 44,928 1,254
InvenTrust Properties Corp 33,563 866
Invitation Homes Inc 168,800 6,006
Kilroy Realty Corp 53,267 2,787
Medical Properties Trust Inc 133,918 2,045
NETSTREIT Corp 35,405 668
Park Hotels & Resorts Inc 57,505 780
Prologis Inc 82,802 9,743
PS Business Parks Inc 5,041 943
Public Storage 10,670 3,336
Regency Centers Corp 59,661 3,538
Rexford Industrial Realty Inc 60,578 3,489
Sabra Health Care REIT Inc 150,537 2,103
Saul Centers Inc 15,747 742
Simon Property Group Inc 16,376 1,554
STORE Capital Corp 101,663 2,651
Sun Communities Inc 39,066 6,226
Terreno Realty Corp 50,330 2,805
Ventas Inc 140,421 7,222
VICI Properties Inc 219,901 6,551
Welltower Inc 29,229 2,407
$ 139,705
TOTAL COMMON STOCKS $ 143,406
Total Investments $ 146,051
Other Assets and Liabilities -  0.02% 30
TOTAL NET ASSETS - 100.00% $ 146,081
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 95 .63%
Consumer, Cyclical 2 .54%
Money Market Funds 1 .81%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 2,129 $ 13,355 $ 12,839 $ 2,645
$ 2,129 $ 13,355 $ 12,839 $ 2,645
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 1 .49%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
8,781,561 $ 8,782
Principal Exchange-Traded Funds - 12 .71%
Principal Investment Grade Corporate Active
ETF
(a)
284,000 6,214
Principal U.S. Mega-Cap ETF
(a)
1,262,807 46,219
Principal U.S. Small-Cap Multi-Factor ETF
(a)
587,600 22,370
$ 74,803
Principal Funds, Inc. Class R-6 - 50 .26%
Blue Chip Fund
(a)
1,877,355 53,599
Core Fixed Income Fund
(a)
9,091,453 79,732
Diversified International Fund
(a)
1,655,092 18,372
Diversified Real Asset Fund
(a)
2,167,416 27,006
Edge MidCap Fund
(a)
1,096,153 12,781
Global Real Estate Securities Fund
(a)
569,271 5,294
High Yield Fund
(a)
2,938,876 18,309
International Small Company Fund
(a)
1,080,205 9,538
LargeCap Growth Fund I
(a)
1,471,022 22,110
Origin Emerging Markets Fund
(a)
2,317,405 22,942
Spectrum Preferred and Capital Securities Income
Fund
(a)
2,923,688 25,962
$ 295,645
Principal Funds, Inc. Institutional Class - 18 .89%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,473,423 12,642
LargeCap Value Fund III
(a)
1,709,697 29,749
Overseas Fund
(a)
1,274,378 12,196
Principal Capital Appreciation Fund
(a)
703,738 37,516
Short-Term Income Fund
(a)
1,634,251 19,039
$ 111,142
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .67%
Equity Income Account
(a)
1,663,915 48,653
Government & High Quality Bond Account
(a)
4,278,161 37,091
MidCap Account
(a)
223,732 12,305
$ 98,049
TOTAL INVESTMENT COMPANIES $ 588,421
Total Investments $ 588,421
Other Assets and Liabilities -  (0.02)% (145)
TOTAL NET ASSETS - 100.00% $ 588,276
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 48 .50%
Fixed Income Funds 36 .95%
International Equity Funds 8 .49%
Specialty Funds 4 .59%
Money Market Funds 1 .49%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 76,921 $ 5,203 $ 5,209 $ 53,599
Core Fixed Income Fund 82,384 13,110 5,187 79,732
Diversified International Fund 19,142 5,276 661 18,372
Diversified Real Asset Fund 37,643 349 9,399 27,006
Edge MidCap Fund 17,925 80 1,769 12,781
Equity Income Account 62,100 238 5,115 48,653
Finisterre Emerging Markets Total Return Bond Fund 23,011 525 8,049 12,642
Global Real Estate Securities Fund 17,302 41 10,174 5,294
Government & High Quality Bond Account 26,575 15,382 2,060 37,091
High Yield Fund 16,203 6,507 1,306 18,309
International Small Company Fund 9,488 3,723 512 9,538
LargeCap Growth Fund I 31,328 1,940 653 22,110
LargeCap Value Fund III 37,659 93 4,091 29,749
MidCap Account 7,624 9,351 607 12,305
Origin Emerging Markets Fund 48,422 237 18,258 22,942
Overseas Fund 7,286 7,705 1,414 12,196
Principal Capital Appreciation Fund 13,047 34,221 1,977 37,516
Principal Government Money Market Fund - Institutional Class 1.10% 22,974 13,051 27,243 8,782
Principal Investment Grade Corporate Active ETF 10,054 — 2,533 6,214
Principal U.S. Mega-Cap ETF 66,858 — 10,640 46,219
Principal U.S. Small-Cap Multi-Factor ETF 52,810 — 24,426 22,370
Short-Term Income Fund 25,640 183 5,813 19,039
Spectrum Preferred and Capital Securities Income Fund 32,072 745 2,500 25,962
$ 744,468 $ 117,960 $ 149,596 $ 588,421
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,071 $ — $ (25,387)
Core Fixed Income Fund 1,062 (463) — (10,112)
Diversified International Fund — (74) — (5,311)
Diversified Real Asset Fund 294 248 — (1,835)
Edge MidCap Fund — (13) — (3,442)
Equity Income Account — 3,233 — (11,803)
Finisterre Emerging Markets Total Return Bond Fund 480 (888) — (1,957)
Global Real Estate Securities Fund — 2,332 — (4,207)
Government & High Quality Bond Account — (171) — (2,635)
High Yield Fund 520 (100) — (2,995)
International Small Company Fund — (99) — (3,062)
LargeCap Growth Fund I — (117) — (10,388)
LargeCap Value Fund III — (180) — (3,732)
MidCap Account — (111) — (3,952)
Origin Emerging Markets Fund — (1,937) — (5,522)
Overseas Fund — (169) — (1,212)
Principal Capital Appreciation Fund — (456) — (7,319)
Principal Government Money Market Fund - Institutional Class 1.10% 8 — — —
Principal Investment Grade Corporate Active ETF 98 (45) — (1,262)
Principal U.S. Mega-Cap ETF 211 4,336 — (14,335)
Principal U.S. Small-Cap Multi-Factor ETF 13 6,854 — (12,868)
Short-Term Income Fund 133 (88) — (883)
Spectrum Preferred and Capital Securities Income Fund 652 (150) — (4,205)
$ 3,471 $ 14,013 $ — $ (138,424)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .75%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
3,006,984 $ 3,007
Principal Exchange-Traded Funds - 8 .77%
Principal Investment Grade Corporate Active
ETF
(a)
135,000 2,954
Principal U.S. Mega-Cap ETF
(a)
231,230 8,463
Principal U.S. Small-Cap Multi-Factor ETF
(a)
96,200 3,662
$ 15,079
Principal Funds, Inc. Class R-6 - 54 .08%
Blue Chip Fund
(a)
367,026 10,479
Core Fixed Income Fund
(a)
4,168,997 36,562
Diversified International Fund
(a)
258,472 2,869
Diversified Real Asset Fund
(a)
550,530 6,860
Edge MidCap Fund
(a)
211,912 2,471
Global Real Estate Securities Fund
(a)
254,417 2,366
High Yield Fund
(a)
1,452,057 9,046
International Small Company Fund
(a)
177,594 1,568
LargeCap Growth Fund I
(a)
287,925 4,327
Origin Emerging Markets Fund
(a)
428,582 4,243
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,371,687 12,181
$ 92,972
Principal Funds, Inc. Institutional Class - 18 .90%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
672,543 5,770
LargeCap Value Fund III
(a)
321,022 5,586
Overseas Fund
(a)
244,472 2,339
Principal Capital Appreciation Fund
(a)
179,493 9,569
Short-Term Income Fund
(a)
791,834 9,225
$ 32,489
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .53%
Equity Income Account
(a)
317,177 9,274
Government & High Quality Bond Account
(a)
1,975,822 17,131
MidCap Account
(a)
36,385 2,001
$ 28,406
TOTAL INVESTMENT COMPANIES $ 171,953
Total Investments $ 171,953
Other Assets and Liabilities -  (0.03)% (45)
TOTAL NET ASSETS - 100.00% $ 171,908
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55 .69%
Domestic Equity Funds 32 .48%
International Equity Funds 6 .12%
Specialty Funds 3 .99%
Money Market Funds 1 .75%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 14,840 $ 1,595 $ 1,492 $ 10,479
Core Fixed Income Fund 37,543 5,316 1,539 36,562
Diversified International Fund 2,019 1,873 186 2,869
Diversified Real Asset Fund 9,800 229 2,766 6,860
Edge MidCap Fund 3,423 135 432 2,471
Equity Income Account 11,346 346 800 9,274
Finisterre Emerging Markets Total Return Bond Fund 11,778 403 5,133 5,770
Global Real Estate Securities Fund 6,822 47 3,714 2,366
Government & High Quality Bond Account 12,152 7,339 1,104 17,131
High Yield Fund 7,943 3,285 665 9,046
International Small Company Fund 2,398 253 497 1,568
LargeCap Growth Fund I 6,046 646 306 4,327
LargeCap Value Fund III 5,183 2,177 1,011 5,586
MidCap Account 2,215 530 51 2,001
Origin Emerging Markets Fund 8,855 117 3,357 4,243
Overseas Fund 1,520 1,546 444 2,339
Principal Capital Appreciation Fund 2,022 10,124 507 9,569
Principal Government Money Market Fund - Institutional Class 1.10% 4,910 5,845 7,748 3,007
Principal Investment Grade Corporate Active ETF 4,686 436 1,577 2,954
Principal U.S. Mega-Cap ETF 12,575 — 2,301 8,463
Principal U.S. Small-Cap Multi-Factor ETF 7,265 — 2,716 3,662
Short-Term Income Fund 12,127 251 2,695 9,225
Spectrum Preferred and Capital Securities Income Fund 16,125 541 2,450 12,181
$ 203,593 $ 43,034 $ 43,491 $ 171,953
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 504 $ — $ (4,968)
Core Fixed Income Fund 478 (142) — (4,616)
Diversified International Fund — (31) — (806)
Diversified Real Asset Fund 74 65 — (468)
Edge MidCap Fund — (2) — (653)
Equity Income Account — 119 — (1,737)
Finisterre Emerging Markets Total Return Bond Fund 214 (444) — (834)
Global Real Estate Securities Fund — 774 — (1,563)
Government & High Quality Bond Account — (94) — (1,162)
High Yield Fund 254 (46) — (1,471)
International Small Company Fund — (108) — (478)
LargeCap Growth Fund I — (64) — (1,995)
LargeCap Value Fund III — (50) — (713)
MidCap Account — (11) — (682)
Origin Emerging Markets Fund — (354) — (1,018)
Overseas Fund — (54) — (229)
Principal Capital Appreciation Fund — (125) — (1,945)
Principal Government Money Market Fund - Institutional Class 1.10% 3 — — —
Principal Investment Grade Corporate Active ETF 44 (28) — (563)
Principal U.S. Mega-Cap ETF 39 944 — (2,755)
Principal U.S. Small-Cap Multi-Factor ETF 2 1,007 — (1,894)
Short-Term Income Fund 63 (21) — (437)
Spectrum Preferred and Capital Securities Income Fund 304 (92) — (1,943)
$ 1,475 $ 1,747 $ — $ (32,930)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 2 .12%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
7,358,531 $ 7,359
Principal Exchange-Traded Funds - 16 .93%
Principal Investment Grade Corporate Active
ETF
(a)
82,000 1,794
Principal U.S. Mega-Cap ETF
(a)
986,311 36,099
Principal U.S. Small-Cap Multi-Factor ETF
(a)
549,400 20,916
$ 58,809
Principal Funds, Inc. Class R-6 - 44 .19%
Blue Chip Fund
(a)
1,466,336 41,864
Core Fixed Income Fund
(a)
2,043,688 17,923
Diversified International Fund
(a)
1,232,612 13,682
Diversified Real Asset Fund
(a)
1,250,174 15,577
Edge MidCap Fund
(a)
951,886 11,099
Global Real Estate Securities Fund
(a)
84,358 784
High Yield Fund
(a)
451,811 2,815
International Small Company Fund
(a)
840,420 7,421
LargeCap Growth Fund I
(a)
1,240,436 18,644
Origin Emerging Markets Fund
(a)
1,779,560 17,618
Spectrum Preferred and Capital Securities Income
Fund
(a)
686,714 6,098
$ 153,525
Principal Funds, Inc. Institutional Class - 20 .73%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
368,108 3,158
LargeCap Value Fund III
(a)
1,397,272 24,313
Overseas Fund
(a)
706,025 6,757
Principal Capital Appreciation Fund
(a)
616,283 32,854
Short-Term Income Fund
(a)
424,916 4,950
$ 72,032
Principal Variable Contracts Funds, Inc.  Class 1 - 16 .06%
Equity Income Account
(a)
1,241,499 36,301
Government & High Quality Bond Account
(a)
1,006,325 8,725
MidCap Account
(a)
196,262 10,794
$ 55,820
TOTAL INVESTMENT COMPANIES $ 347,545
Total Investments $ 347,545
Other Assets and Liabilities -  (0.03)% (104)
TOTAL NET ASSETS - 100.00% $ 347,441
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .03%
Fixed Income Funds 17 .02%
International Equity Funds 9 .38%
Specialty Funds 4 .48%
Money Market Funds 2 .12%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 59,716 $ 4,981 $ 4,754 $ 41,864
Core Fixed Income Fund 17,280 3,884 913 17,923
Diversified International Fund 15,266 2,819 393 13,682
Diversified Real Asset Fund 20,753 351 4,606 15,577
Edge MidCap Fund 14,981 306 1,213 11,099
Equity Income Account 48,104 875 6,323 36,301
Finisterre Emerging Markets Total Return Bond Fund 4,093 1,540 1,763 3,158
Global Real Estate Securities Fund 8,020 — 6,718 784
Government & High Quality Bond Account 5,358 4,366 354 8,725
High Yield Fund 2,154 1,313 183 2,815
International Small Company Fund 7,388 2,723 253 7,421
LargeCap Growth Fund I 25,761 2,084 396 18,644
LargeCap Value Fund III 28,523 1,480 2,502 24,313
MidCap Account 7,256 7,465 364 10,794
Origin Emerging Markets Fund 36,702 538 13,958 17,618
Overseas Fund 6,284 2,072 846 6,757
Principal Capital Appreciation Fund 7,922 32,963 1,348 32,854
Principal Government Money Market Fund - Institutional Class 1.10% 14,113 4,609 11,363 7,359
Principal Investment Grade Corporate Active ETF 1,868 284 — 1,794
Principal U.S. Mega-Cap ETF 52,006 — 7,973 36,099
Principal U.S. Small-Cap Multi-Factor ETF 41,514 — 15,282 20,916
Short-Term Income Fund 4,307 1,268 387 4,950
Spectrum Preferred and Capital Securities Income Fund 5,088 2,048 75 6,098
$ 434,457 $ 77,969 $ 81,967 $ 347,545
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 747 $ — $ (18,826)
Core Fixed Income Fund 235 (73) — (2,255)
Diversified International Fund — (73) — (3,937)
Diversified Real Asset Fund 166 123 — (1,044)
Edge MidCap Fund — (20) — (2,955)
Equity Income Account — 1,600 — (7,955)
Finisterre Emerging Markets Total Return Bond Fund 121 (217) — (495)
Global Real Estate Securities Fund — 1,695 — (2,213)
Government & High Quality Bond Account — (24) — (621)
High Yield Fund 79 (11) — (458)
International Small Company Fund — (49) — (2,388)
LargeCap Growth Fund I — (97) — (8,708)
LargeCap Value Fund III — (143) — (3,045)
MidCap Account — (70) — (3,493)
Origin Emerging Markets Fund — (1,544) — (4,120)
Overseas Fund — (101) — (652)
Principal Capital Appreciation Fund — (327) — (6,356)
Principal Government Money Market Fund - Institutional Class 1.10% 8 — — —
Principal Investment Grade Corporate Active ETF 28 — — (358)
Principal U.S. Mega-Cap ETF 165 3,090 — (11,024)
Principal U.S. Small-Cap Multi-Factor ETF 12 3,136 — (8,452)
Short-Term Income Fund 33 (11) — (227)
Spectrum Preferred and Capital Securities Income Fund 146 (6) — (957)
$ 993 $ 7,625 $ — $ (90,539)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .02%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
1,618,147 $ 1,618
Principal Exchange-Traded Funds - 18 .98%
Principal Active High Yield ETF
(a)
576,116 10,223
Principal Investment Grade Corporate Active
ETF
(a)
665,298 14,557
Principal U.S. Mega-Cap ETF
(a)
143,407 5,249
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,000 38
$ 30,067
Principal Funds, Inc. Class R-6 - 47 .03%
Blue Chip Fund
(a)
233,713 6,672
Core Fixed Income Fund
(a)
3,443,307 30,198
Diversified International Fund
(a)
442,748 4,914
Diversified Real Asset Fund
(a)
601,944 7,500
Global Real Estate Securities Fund
(a)
299,353 2,784
High Yield Fund
(a)
376,793 2,347
Origin Emerging Markets Fund
(a)
112,177 1,111
Small-MidCap Dividend Income Fund
(a)
320,148 4,921
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,582,968 14,057
$ 74,504
Principal Funds, Inc. Institutional Class - 15 .69%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
498,212 4,275
LargeCap Value Fund III
(a)
153,223 2,666
Principal Capital Appreciation Fund
(a)
122,745 6,544
Short-Term Income Fund
(a)
976,341 11,374
$ 24,859
Principal Variable Contracts Funds, Inc.  Class 1 - 17 .31%
Equity Income Account
(a)
142,417 4,165
Government & High Quality Bond Account
(a)
2,681,332 23,247
$ 27,412
TOTAL INVESTMENT COMPANIES $ 158,460
Total Investments $ 158,460
Other Assets and Liabilities -  (0.03)% (45)
TOTAL NET ASSETS - 100.00% $ 158,415
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72 .71%
Domestic Equity Funds 19 .10%
Specialty Funds 4 .74%
International Equity Funds 2 .46%
Money Market Funds 1 .02%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 9,924 $ 1,186 $ 1,499 $ 6,672
Core Fixed Income Fund 34,551 2,863 3,156 30,198
Diversified International Fund 4,873 1,820 365 4,914
Diversified Real Asset Fund 12,601 265 4,922 7,500
Equity Income Account 5,414 163 669 4,165
Finisterre Emerging Markets Total Return Bond Fund 5,895 587 1,341 4,275
Global Real Estate Securities Fund 8,179 344 4,744 2,784
Government & High Quality Bond Account 21,160 6,162 2,227 23,247
High Yield Fund 2,086 946 291 2,347
LargeCap Value Fund III 3,442 93 512 2,666
Origin Emerging Markets Fund 1,718 76 329 1,111
Principal Active High Yield ETF 12,000 — — 10,223
Principal Capital Appreciation Fund 3,243 5,287 604 6,544
Principal Government Money Market Fund - Institutional Class 1.10% 3,795 6,793 8,970 1,618
Principal Investment Grade Corporate Active ETF 19,063 — 1,526 14,557
Principal U.S. Mega-Cap ETF 8,010 — 1,630 5,249
Principal U.S. Small-Cap Multi-Factor ETF 1,992 — 1,938 38
Short-Term Income Fund 14,944 304 3,263 11,374
Small-MidCap Dividend Income Fund 4,192 2,261 533 4,921
Spectrum Preferred and Capital Securities Income Fund 16,670 1,622 1,833 14,057
$ 193,752 $ 30,772 $ 40,352 $ 158,460
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (63) $ — $ (2,876)
Core Fixed Income Fund 406 (295) — (3,765)
Diversified International Fund — (60) — (1,354)
Diversified Real Asset Fund 81 97 — (541)
Equity Income Account — 331 — (1,074)
Finisterre Emerging Markets Total Return Bond Fund 141 (154) — (712)
Global Real Estate Securities Fund — 869 — (1,864)
Government & High Quality Bond Account — (225) — (1,623)
High Yield Fund 66 (26) — (368)
LargeCap Value Fund III — (25) — (332)
Origin Emerging Markets Fund — (42) — (312)
Principal Active High Yield ETF 266 — — (1,777)
Principal Capital Appreciation Fund — (138) — (1,244)
Principal Government Money Market Fund - Institutional Class 1.10% 2 — — —
Principal Investment Grade Corporate Active ETF 229 (106) — (2,874)
Principal U.S. Mega-Cap ETF 24 687 — (1,818)
Principal U.S. Small-Cap Multi-Factor ETF — 732 — (748)
Short-Term Income Fund 84 (78) — (533)
Small-MidCap Dividend Income Fund 40 (62) — (937)
Spectrum Preferred and Capital Securities Income Fund 361 (194) — (2,208)
$ 1,700 $ 1,248 $ — $ (26,960)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 2 .42%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
8,136,355 $ 8,136
Principal Exchange-Traded Funds - 18 .61%
Principal U.S. Mega-Cap ETF
(a)
963,000 35,246
Principal U.S. Small-Cap Multi-Factor ETF
(a)
719,100 27,376
$ 62,622
Principal Funds, Inc. Class R-6 - 40 .96%
Blue Chip Fund
(a)
1,595,389 45,548
Diversified International Fund
(a)
1,987,568 22,062
Diversified Real Asset Fund
(a)
728,251 9,074
Edge MidCap Fund
(a)
933,071 10,879
International Small Company Fund
(a)
913,123 8,063
LargeCap Growth Fund I
(a)
2,011,352 30,231
Origin Emerging Markets Fund
(a)
1,204,623 11,926
$ 137,783
Principal Funds, Inc. Institutional Class - 24 .04%
LargeCap Value Fund III
(a)
1,677,014 29,180
Overseas Fund
(a)
1,587,348 15,191
Principal Capital Appreciation Fund
(a)
684,430 36,487
$ 80,858
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .00%
Equity Income Account
(a)
1,305,211 38,165
MidCap Account
(a)
162,656 8,946
$ 47,111
TOTAL INVESTMENT COMPANIES $ 336,510
Total Investments $ 336,510
Other Assets and Liabilities -  (0.03)% (102)
TOTAL NET ASSETS - 100.00% $ 336,408
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 77 .89%
International Equity Funds 10 .46%
Fixed Income Funds 6 .56%
Specialty Funds 2 .70%
Money Market Funds 2 .42%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 61,196 $ 4,518 $ 747 $ 45,548
Diversified International Fund 25,501 3,303 379 22,062
Diversified Real Asset Fund 19,442 124 9,954 9,074
Edge MidCap Fund 16,427 201 2,815 10,879
Equity Income Account 49,597 416 5,208 38,165
Global Real Estate Securities Fund 3,238 — 3,145 —
International Small Company Fund 9,801 1,223 297 8,063
LargeCap Growth Fund I 53,778 785 9,236 30,231
LargeCap Value Fund III 33,629 2,220 2,870 29,180
MidCap Account 13,367 603 1,769 8,946
Origin Emerging Markets Fund 25,779 421 10,402 11,926
Overseas Fund 15,482 2,167 874 15,191
Principal Capital Appreciation Fund 9,406 35,446 1,024 36,487
Principal Government Money Market Fund - Institutional Class 1.10% 9,966 2,768 4,598 8,136
Principal U.S. Mega-Cap ETF 43,423 44 711 35,246
Principal U.S. Small-Cap Multi-Factor ETF 38,607 — 4,287 27,376
$ 428,639 $ 54,239 $ 58,316 $ 336,510
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (144) $ — $ (19,275)
Diversified International Fund — (68) — (6,295)
Diversified Real Asset Fund 96 297 — (835)
Edge MidCap Fund — (326) — (2,608)
Equity Income Account — 1,060 — (7,700)
Global Real Estate Securities Fund — 1,183 — (1,276)
International Small Company Fund — (60) — (2,604)
LargeCap Growth Fund I — (598) — (14,498)
LargeCap Value Fund III — (253) — (3,546)
MidCap Account — (72) — (3,183)
Origin Emerging Markets Fund — (371) — (3,501)
Overseas Fund — (108) — (1,476)
Principal Capital Appreciation Fund — (256) — (7,085)
Principal Government Money Market Fund - Institutional Class 1.10% 9 — — —
Principal U.S. Mega-Cap ETF 161 209 — (7,719)
Principal U.S. Small-Cap Multi-Factor ETF 16 420 — (7,364)
$ 282 $ 913 $ — $ (88,965)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .59 % Shares Held Value (000's)
Money Market Funds - 5 .59%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
3,578,993 $ 3,579
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
4,155,039 4,155
$ 7,734
TOTAL INVESTMENT COMPANIES $ 7,734
BONDS - 87 .25%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 248
Agriculture - 0 .07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 92
Airlines - 0 .40%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(d)
243 239
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 88 86
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
229 223
$ 548
Automobile Asset Backed Securities - 10 .70%
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 21 21
Americredit Automobile Receivables Trust 2022-1
2.05%, 01/20/2026 2,000 1,979
CPS Auto Receivables Trust 2021-A
0.61%, 02/18/2025
(d)
60 60
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(d)
47 47
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(d)
69 68
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(d)
228 224
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
364 357
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
1,762 1,743
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
800 798
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 299
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 430
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
250 227
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 1 1
Navistar Financial Dealer Note Master Owner
Trust II
2.04%, 05/25/2027
(d)
800 798
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 732
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
750 698
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 502
Santander Drive Auto Receivables Trust 2021-3
0.33%, 03/17/2025 231 230
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 966 959
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
$ 250 $ 245
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 186
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(d)
205 205
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(d)
135 134
0.64%, 03/16/2026
(d)
250 244
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(d)
562 554
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024
(d)
1,800 1,781
Westlake Automobile Receivables Trust 2022-2
1.55%, 08/15/2025
(d)
500 500
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 47 47
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 750 739
$ 14,808
Banks - 15 .13%
Bank of America Corp
0.98%, 09/25/2025
(e)
1,250 1,157
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
400 358
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
600 545
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(e)
430 429
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 751
Bank of Montreal
0.95%, 01/22/2027
(e)
300 267
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
2.29%, 10/30/2023 500 500
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 273
Barclays PLC
2.28%, 11/24/2027
(e)
500 443
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 249
Citigroup Inc
0.78%, 10/30/2024
(e)
400 381
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
400 353
Secured Overnight Financing Rate + 0.77%
3.01%, 09/01/2023 500 499
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 250 250
4.00%, 08/05/2024 274 273
4.04%, 06/01/2024
(e)
250 249
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
500 495
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 164
0.96%, 11/08/2023 400 383
Fifth Third Bancorp
3.65%, 01/25/2024 200 199
4.30%, 01/16/2024 400 402

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
First Republic Bank/CA
1.91%, 02/12/2024
(e)
$ 250 $ 247
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 500 482
2.06%, 11/17/2023 500 496
Secured Overnight Financing Rate + 0.54%
2.31%, 12/09/2026 300 288
Secured Overnight Financing Rate + 0.79%
2.64%, 02/24/2028
(e)
300 272
Secured Overnight Financing Rate + 1.11%
3.20%, 02/23/2023 300 300
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
200 191
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
200 177
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
1,400 1,245
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(e)
300 292
Secured Overnight Financing Rate + 1.46%
2.41%, 10/24/2023 500 500
3 Month USD LIBOR + 1.23%
Morgan Stanley
0.53%, 01/25/2024
(e)
750 735
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(e)
250 222
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 273
Secured Overnight Financing Rate + 1.00%
2.58%, 10/24/2023 1,400 1,400
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 301
NatWest Group PLC
4.27%, 03/22/2025
(e)
250 247
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 186
1.60%, 09/29/2026
(d)
750 661
Royal Bank of Canada
0.88%, 01/20/2026 300 269
Societe Generale SA
2.63%, 01/22/2025
(d)
300 285
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 291
0.75%, 01/06/2026 300 268
Truist Bank
2.45%, 08/01/2022 700 700
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 312
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(d),(e)
250 242
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
Wells Fargo & Co
1.65%, 06/02/2024
(e)
400 391
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(e)
200 188
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(e)
400 374
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
500 476
Secured Overnight Financing Rate + 1.09%
$ 20,931
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0 .21%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 $ 300 $ 285
Biotechnology - 1 .05%
Biogen Inc
3.63%, 09/15/2022 359 359
Gilead Sciences Inc
0.75%, 09/29/2023 1,124 1,088
$ 1,447
Building Materials - 0 .22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 311
Chemicals - 0 .33%
Celanese US Holdings LLC
3.50%, 05/08/2024 200 197
Westlake Corp
3.60%, 08/15/2026 268 261
$ 458
Commercial Mortgage Backed Securities - 8 .02%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(f)
545 521
BX 2021-LBA3 Mortgage Trust
2.01%, 10/15/2036
(d)
250 237
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
2.05%, 10/15/2036
(d)
375 357
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
2.18%, 11/15/2038
(d)
400 385
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
2.00%, 06/15/2038
(d)
298 286
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
1.98%, 05/15/2038
(d)
200 190
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
2.02%, 09/15/2036
(d)
1,000 965
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
2.01%, 10/15/2038
(d)
933 889
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
1.96%, 10/15/2026
(d)
375 359
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
1.83%, 10/15/2023
(d)
750 706
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
2.22%, 11/15/2037
(d)
590 575
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
2.03%, 11/15/2038
(d)
750 716
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.10%, 02/16/2055
(f),(g)
2,612 6
0.21%, 10/16/2054
(f),(g)
1,513 22
0.25%, 01/16/2054
(f),(g)
1,003 8
0.33%, 09/16/2055
(f),(g)
1,016 11
0.35%, 01/16/2055
(f),(g)
2,751 22
0.85%, 06/16/2045
(f),(g)
399 8
1.25%, 12/16/2036
(f),(g)
27 2
Life 2021-BMR Mortgage Trust
2.02%, 03/15/2038
(d)
295 285
1.00 x 1 Month USD LIBOR + 0.70%

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2022-BMR Mortgage Trust
2.57%, 05/15/2039
(d)
$ 800 $ 780
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
2.12%, 04/15/2038
(d)
1,200 1,169
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
2.17%, 05/15/2023
(d)
400 384
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
2.02%, 07/15/2038
(d)
200 192
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
2.09%, 01/15/2027
(d)
500 478
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
1.81%, 10/15/2036
(d)
1,000 941
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
2.05%, 11/15/2038
(d)
350 332
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
2.02%, 06/15/2026
(d)
275 263
1.00 x 1 Month USD LIBOR + 0.70%
$ 11,089
Computers - 1 .07%
Apple Inc
1.13%, 05/11/2025 1,200 1,126
Dell International LLC / EMC Corp
5.45%, 06/15/2023 52 53
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 303
$ 1,482
Consumer Products - 0 .32%
Avery Dennison Corp
0.85%, 08/15/2024 475 448
Diversified Financial Services - 0 .51%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 462
Capital One Financial Corp
3.90%, 01/29/2024 242 241
$ 703
Electric - 7 .56%
AES Corp/The
1.38%, 01/15/2026 400 353
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 133
3.75%, 06/15/2023
(d)
900 901
American Electric Power Co Inc
1.77%, 11/01/2023 600 596
3 Month USD LIBOR + 0.48%
2.03%, 03/15/2024 350 339
Black Hills Corp
1.04%, 08/23/2024 550 514
4.25%, 11/30/2023 750 752
Dominion Energy Inc
2.36%, 09/15/2023 350 348
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(f)
200 195
DTE Energy Co
1.05%, 06/01/2025 100 92
2.25%, 11/01/2022 250 249
2.53%, 10/01/2024 300 289
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
0.90%, 09/15/2025 $ 250 $ 226
Emera US Finance LP
0.83%, 06/15/2024 395 369
Entergy Louisiana LLC
0.62%, 11/17/2023 91 88
0.95%, 10/01/2024 500 470
Evergy Inc
2.45%, 09/15/2024 200 192
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 692
Florida Power & Light Co
1.77%, 05/10/2023 200 198
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 389
NextEra Energy Capital Holdings Inc
1.50%, 11/03/2023 800 789
Secured Overnight Financing Rate + 0.40%
1.77%, 02/22/2023 200 199
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 361
2.88%, 06/15/2024 100 98
Southwestern Electric Power Co
1.65%, 03/15/2026 400 364
Tucson Electric Power Co
3.05%, 03/15/2025 100 98
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
500 460
Xcel Energy Inc
0.50%, 10/15/2023 500 481
1.75%, 03/15/2027 250 223
$ 10,458
Entertainment - 0 .54%
Magallanes Inc
3.29%, 03/15/2024
(d)
750 748
Secured Overnight Financing Rate + 1.78%
Food - 0 .93%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
850 813
0.61%, 09/14/2024
(d)
500 472
$ 1,285
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 371
Gas - 0 .26%
NiSource Inc
0.95%, 08/15/2025 400 359
Healthcare - Products - 0 .35%
PerkinElmer Inc
0.55%, 09/15/2023 500 482
Healthcare - Services - 1 .16%
Centene Corp
4.25%, 12/15/2027 500 467
HCA Inc
5.25%, 06/15/2026 662 658
Humana Inc
0.65%, 08/03/2023 500 484
$ 1,609
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 200 191

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0 .32%
Panasonic Holdings Corp
2.54%, 07/19/2022
(d)
$ 200 $ 200
2.68%, 07/19/2024
(d)
250 243
$ 443
Insurance - 3 .36%
Athene Global Funding
1.72%, 01/07/2025
(d)
400 373
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 754
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 451
1.10%, 06/23/2025
(d)
550 508
MassMutual Global Funding II
0.85%, 06/09/2023
(d)
500 489
2.75%, 06/22/2024
(d)
500 490
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(d)
350 343
3.60%, 01/11/2024
(d)
600 597
New York Life Global Funding
2.00%, 01/22/2025
(d)
200 191
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 449
$ 4,645
Internet - 0 .33%
eBay Inc
1.40%, 05/10/2026 500 450
Media - 0 .45%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 293
Paramount Global
4.75%, 05/15/2025 200 202
Sky Ltd
3.13%, 11/26/2022
(d)
130 130
$ 625
Mining - 0 .46%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 410
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 228
$ 638
Miscellaneous Manufacturers - 0 .21%
Siemens Financieringsmaatschappij NV
1.95%, 03/11/2024
(d)
300 297
Secured Overnight Financing Rate + 0.43%
Mortgage Backed Securities - 2 .45%
CHL Mortgage Pass-Through Trust 2003-46
2.24%, 01/19/2034
(f)
9 9
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(f)
5 5
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(f)
123 113
JP Morgan Mortgage Trust 2004-A3
2.93%, 07/25/2034
(f)
6 6
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 10
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(f)
341 313
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(f)
173 158
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(f)
429 390
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PHH Mortgage Trust Series 2008-CIM1
3.31%, 06/25/2038 $ 32 $ 30
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(f)
874 792
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(f)
169 160
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(f)
426 393
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(f)
632 569
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(f)
28 28
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(f)
21 21
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(f)
248 221
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(f)
106 97
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(f)
74 68
$ 3,383
Office & Business Equipment - 0 .26%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 356
Oil & Gas - 1 .01%
Chevron USA Inc
0.43%, 08/11/2023 300 292
0.69%, 08/12/2025 400 367
Coterra Energy Inc
4.38%, 06/01/2024
(d)
250 250
Exxon Mobil Corp
1.57%, 04/15/2023 150 148
2.99%, 03/19/2025 200 197
Phillips 66
3.85%, 04/09/2025 150 149
$ 1,403
Oil & Gas Services - 0 .14%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(d)
200 199
Other Asset Backed Securities - 12 .32%
AMMC CLO 15 Ltd
2.16%, 01/15/2032
(d)
600 589
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
2.23%, 10/22/2032
(d)
500 487
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
49 49
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
115 113
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
341 332
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,688 1,488
Dewolf Park CLO Ltd
1.96%, 10/15/2030
(d)
1,500 1,471
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
1.59%, 01/15/2030
(d)
1,000 984
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(d)
$ 104 $ 103
KKR CLO 18 Ltd
1.98%, 07/18/2030
(d)
1,000 982
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
2.44%, 10/20/2030
(d)
378 374
1.00 x 3 Month USD LIBOR + 1.38%
2.61%, 10/20/2030
(d)
400 390
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
2.52%, 10/17/2031
(d)
1,000 974
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
2.04%, 10/21/2030
(d)
500 490
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
2.41%, 11/15/2029
(d)
229 226
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
2.36%, 04/15/2032
(d)
500 490
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
232 229
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(d)
131 130
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
71 66
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
50 50
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
111 109
Oaktree CLO 2019-4 Ltd
2.18%, 10/20/2032
(d)
1,000 973
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
1.28%, 04/15/2030
(d)
500 493
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
2.31%, 10/20/2031
(d)
400 392
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 234
0.93%, 08/15/2024
(d)
500 499
0.97%, 02/15/2026
(d)
350 332
2.23%, 10/15/2024
(d)
750 747
2.47%, 02/15/2027
(d)
1,000 958
Shackleton 2017-X CLO Ltd
1.95%, 04/20/2029
(d)
384 378
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
1.96%, 12/28/2029
(d)
239 235
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
1.95%, 01/17/2032
(d)
750 737
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 566
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 3 3
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 62 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Voya 2012-4 Ltd
2.04%, 10/15/2030
(d)
$ 250 $ 245
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
69 68
$ 17,048
Packaging & Containers - 0 .33%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 282
1.51%, 04/15/2026
(d)
200 181
$ 463
Pharmaceuticals - 1 .55%
AbbVie Inc
2.60%, 11/21/2024 200 194
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 200
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 289
0.75%, 11/13/2025 300 273
Cigna Corp
0.61%, 03/15/2024 150 143
1.25%, 03/15/2026 300 271
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 483
Novartis Capital Corp
1.75%, 02/14/2025 300 289
$ 2,142
Pipelines - 1 .63%
Buckeye Partners LP
4.15%, 07/01/2023 400 392
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
250 250
Kinder Morgan Inc
2.32%, 01/15/2023 500 500
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 825 834
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 172
TransCanada PipeLines Ltd
3.62%, 05/15/2067 150 110
3 Month USD LIBOR + 2.21%
$ 2,258
REITs - 2 .78%
American Tower Trust #1
3.07%, 03/15/2048
(d)
1,225 1,220
3.65%, 03/15/2048
(d)
270 267
Crown Castle International Corp
1.35%, 07/15/2025 250 228
CubeSmart LP
4.00%, 11/15/2025 65 64
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 267
4.95%, 04/01/2024 250 251
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 447
1.88%, 07/15/2050
(d)
125 115
2.33%, 07/15/2052
(d)
653 579
2.84%, 01/15/2050
(d)
225 217
Ventas Realty LP
3.50%, 04/15/2024 198 196
$ 3,851
Semiconductors - 0 .28%
Microchip Technology Inc
4.33%, 06/01/2023 200 200

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 $ 200 $ 190
$ 390
Software - 0 .74%
Oracle Corp
1.65%, 03/25/2026 300 269
Roper Technologies Inc
1.00%, 09/15/2025 300 271
VMware Inc
0.60%, 08/15/2023 500 483
$ 1,023
Student Loan Asset Backed Securities - 6 .15%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
84 82
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
97 95
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
166 156
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
331 317
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
314 291
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
404 365
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(d)
186 165
Keycorp Student Loan Trust 2000-b
1.49%, 07/25/2029 55 55
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
1.71%, 01/25/2037 105 105
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
13 13
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(d)
33 32
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
103 100
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(d)
165 156
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
169 161
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(d)
191 179
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(d)
133 124
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(d)
128 117
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(d)
941 855
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
159 146
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
402 361
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
425 372
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(d)
238 222
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
$ 729 $ 674
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
237 218
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
459 428
SLM Private Credit Student Loan Trust 2004-A
2.23%, 06/15/2033 56 55
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.16%, 03/15/2024 74 73
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.12%, 06/15/2039 446 421
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.03%, 12/15/2039 177 168
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
209 185
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
480 445
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
854 792
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
619 577
$ 8,505
Telecommunications - 2 .42%
AT&T Inc
1.70%, 03/25/2026 600 548
2.30%, 02/15/2023 250 250
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 98
4.24%, 07/15/2048
(d)
290 281
NTT Finance Corp
0.37%, 03/03/2023
(d)
200 197
0.58%, 03/01/2024
(d)
400 380
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(d)
791 791
5.15%, 03/20/2028
(d)
500 504
Verizon Communications Inc
2.31%, 03/20/2026 300 295
Secured Overnight Financing Rate + 0.79%
$ 3,344
Transportation - 0 .50%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 329
Ryder System Inc
1.75%, 09/01/2026 400 362
$ 691
Trucking & Leasing - 0 .14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 196
TOTAL BONDS $ 120,703
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12 .68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
2.47%, 09/01/2035 $ 6 $ 6
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .03%
1.82%, 07/01/2034 3 3
1.00 x 12 Month USD LIBOR + 1.58%
2.01%, 08/01/2034 2 3
1.00 x 12 Month USD LIBOR + 1.63%

Schedule of Investments
Short-Term Income Account
June 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.02%, 12/01/2032 $ 3 $ 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 04/01/2033 10 11
1.00 x 6 Month USD LIBOR + 1.51%
2.13%, 01/01/2035 3 3
1.00 x 12 Month USD LIBOR + 1.75%
2.31%, 02/01/2035 2 2
1.00 x 6 Month USD LIBOR + 2.06%
2.31%, 02/01/2037 10 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
8.00%, 05/01/2027 1 1
$ 36
U.S. Treasury - 12 .65%
0.13%, 10/15/2023 1,000 964
0.25%, 07/31/2025 6,250 5,739
0.38%, 04/15/2024 2,950 2,816
0.63%, 03/31/2027
(h)
5,000 4,463
0.88%, 06/30/2026 2,800 2,570
1.63%, 10/31/2026 1,000 942
$ 17,494
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 17,536
Total Investments $ 145,973
Other Assets and Liabilities -  (5.52)% (7,632)
TOTAL NET ASSETS - 100.00% $ 138,341
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,579 or
2.59% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $69,930 or 50.55% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,535 or 2.56% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Asset Backed Securities 29 .17%
Financial 21 .78%
Government 12 .65%
Mortgage Securities 10 .50%
Utilities 7 .82%
Consumer, Non-cyclical 5 .64%
Money Market Funds 5 .59%
Communications 3 .20%
Energy 2 .78%
Technology 2 .35%
Industrial 1 .58%
Consumer, Cyclical 1 .40%
Basic Materials 1 .06%
Other Assets and Liabilities
( 5 .52 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 1,991 $ 45,706 $ 43,542 $ 4,155
$ 1,991 $ 45,706 $ 43,542 $ 4,155
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .79 % Shares Held Value (000's)
Money Market Funds - 4 .79%
BlackRock Liquidity FedFund - Institutional
Class 1.33%
(a),(b)
4,736,061 $ 4,736
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(c)
3,240,480 3,240
$ 7,976
TOTAL INVESTMENT COMPANIES $ 7,976
COMMON STOCKS - 97 .68 % Shares Held Value (000's)
Aerospace & Defense - 1 .01%
AAR Corp
(d)
40,300 $ 1,686
Agriculture - 1 .60%
Darling Ingredients Inc
(d)
39,600 2,368
Vital Farms Inc
(d)
34,400 301
$ 2,669
Airlines - 0 .24%
Sun Country Airlines Holdings Inc
(d)
21,400 392
Automobile Parts & Equipment - 0 .66%
Visteon Corp
(d)
10,700 1,108
Banks - 8 .81%
Ameris Bancorp 44,900 1,804
BancFirst Corp 10,400 995
Bancorp Inc/The
(d)
46,500 908
Enterprise Financial Services Corp 22,500 934
First Foundation Inc 32,200 659
First Interstate BancSystem Inc 35,800 1,364
First Merchants Corp 27,300 972
Independent Bank Corp 4,202 334
Independent Bank Corp/MI 19,800 382
Lakeland Bancorp Inc 24,000 351
Popular Inc 17,100 1,316
Sandy Spring Bancorp Inc 17,200 672
United Community Banks Inc/GA 69,120 2,087
Webster Financial Corp 45,108 1,901
$ 14,679
Biotechnology - 4 .56%
ADC Therapeutics SA
(d)
14,600 116
Allogene Therapeutics Inc
(d)
23,600 269
Cellectis SA ADR
(d)
33,200 94
ChemoCentryx Inc
(d)
18,200 451
Denali Therapeutics Inc
(d)
26,100 768
Design Therapeutics Inc
(d),(e)
26,200 367
Horizon Therapeutics Plc
(d)
24,700 1,970
Immunocore Holdings PLC ADR
(d)
13,600 507
Insmed Inc
(d)
37,000 730
Iovance Biotherapeutics Inc
(d)
32,900 363
MacroGenics Inc
(d)
28,700 85
Olink Holding AB ADR
(d),(e)
34,400 523
Seagen Inc
(d)
7,700 1,362
$ 7,605
Building Materials - 1 .68%
Builders FirstSource Inc
(d)
26,200 1,407
Modine Manufacturing Co
(d)
51,000 537
Summit Materials Inc
(d)
36,600 852
$ 2,796
Chemicals - 1 .12%
Atotech Ltd
(d)
75,000 1,451
Koppers Holdings Inc 18,100 410
$ 1,861
Commercial Services - 4 .40%
ABM Industries Inc 42,400 1,841
AMN Healthcare Services Inc
(d)
19,500 2,139
First Advantage Corp
(d)
36,100 457
Heidrick & Struggles International Inc 17,300 560
ICF International Inc 9,800 931
Medifast Inc 5,600 1,011
Paymentus Holdings Inc
(d)
29,100 389
$ 7,328
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .22%
ExlService Holdings Inc
(d)
17,100 $ 2,520
KnowBe4 Inc
(d)
74,979 1,171
$ 3,691
Consumer Products - 0 .57%
Central Garden & Pet Co - A Shares
(d)
23,620 945
Cosmetics & Personal Care - 0 .63%
Beauty Health Co/The
(d)
82,100 1,056
Distribution & Wholesale - 2 .10%
Core & Main Inc
(d)
46,700 1,041
ThredUp Inc
(d)
36,257 91
Titan Machinery Inc
(d)
26,300 589
WESCO International Inc
(d)
16,600 1,778
$ 3,499
Diversified Financial Services - 5 .65%
Encore Capital Group Inc
(d)
36,800 2,126
Flywire Corp
(d)
26,500 467
Focus Financial Partners Inc
(d)
43,100 1,468
Janus Henderson Group PLC 36,500 858
Lazard Ltd
(e)
16,500 535
Moelis & Co 10,100 398
Piper Sandler Cos 12,883 1,460
Stifel Financial Corp 28,600 1,602
StoneX Group Inc
(d)
6,453 504
$ 9,418
Electric - 2 .35%
Brookfield Renewable Corp 45,800 1,632
Portland General Electric Co 47,200 2,281
$ 3,913
Electrical Components & Equipment - 0 .83%
EnerSys 20,700 1,221
nLight Inc
(d)
15,890 162
$ 1,383
Electronics - 3 .64%
Advanced Energy Industries Inc 20,100 1,467
Atkore Inc
(d)
21,500 1,785
Mirion Technologies Inc
(d),(e)
64,900 374
Mirion Technologies Inc - Warrants
(d)
45,150 47
TD SYNNEX Corp 13,600 1,239
Vishay Intertechnology Inc 64,700 1,153
$ 6,065
Energy - Alternate Sources - 0 .27%
Array Technologies Inc
(d)
40,800 449
Engineering & Construction - 2 .54%
Dycom Industries Inc
(d)
26,200 2,438
MYR Group Inc
(d)
14,200 1,251
Tutor Perini Corp
(d)
61,386 539
$ 4,228
Entertainment - 2 .27%
Caesars Entertainment Inc
(d)
21,400 820
Golden Entertainment Inc
(d)
43,100 1,704
Vail Resorts Inc 5,800 1,265
$ 3,789
Food - 0 .99%
Performance Food Group Co
(d)
36,018 1,656
Gas - 1 .26%
Southwest Gas Holdings Inc 24,100 2,099
Hand & Machine Tools - 0 .97%
Regal Rexnord Corp 14,187 1,610
Healthcare - Products - 2 .12%
Adaptive Biotechnologies Corp
(d)
39,900 323
Castle Biosciences Inc
(d)
22,500 494
Natera Inc
(d)
29,100 1,031
Nevro Corp
(d)
19,100 837
STAAR Surgical Co
(d)
11,900 844
$ 3,529

Schedule of Investments
SmallCap Account
June 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .81%
Accolade Inc
(d)
15,000 $ 111
Addus HomeCare Corp
(d)
19,300 1,607
Amedisys Inc
(d)
15,600 1,640
Aveanna Healthcare Holdings Inc
(d)
93,900 212
LifeStance Health Group Inc
(d)
99,900 555
Syneos Health Inc
(d)
28,300 2,029
Teladoc Health Inc
(d)
5,900 196
$ 6,350
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
21,550 2
Home Builders - 1 .02%
Taylor Morrison Home Corp
(d)
72,500 1,694
Insurance - 1 .99%
CNO Financial Group Inc 40,400 731
Hanover Insurance Group Inc/The 15,000 2,194
Reinsurance Group of America Inc 3,300 387
$ 3,312
Internet - 0 .77%
Lulu's Fashion Lounge Holdings Inc
(d)
57,400 623
Revolve Group Inc
(d)
25,400 658
$ 1,281
Iron & Steel - 1 .08%
Cleveland-Cliffs Inc
(d)
29,700 457
Commercial Metals Co 40,400 1,337
$ 1,794
Leisure Products & Services - 1 .05%
Life Time Group Holdings Inc
(d)
111,000 1,430
Lindblad Expeditions Holdings Inc
(d)
38,900 315
$ 1,745
Lodging - 0 .13%
Sonder Holdings Inc
(d)
207,000 215
Machinery - Diversified - 1 .74%
Chart Industries Inc
(d)
11,300 1,891
Zurn Water Solutions Corp 37,000 1,008
$ 2,899
Media - 0 .90%
World Wrestling Entertainment Inc 23,900 1,494
Metal Fabrication & Hardware - 0 .19%
Xometry Inc
(d),(e)
9,327 316
Mining - 0 .49%
Alcoa Corp 11,720 534
Piedmont Lithium Inc
(d)
7,800 284
$ 818
Miscellaneous Manufacturers - 0 .71%
Hillenbrand Inc 29,000 1,188
Office Furnishings - 0 .32%
HNI Corp 15,419 535
Oil & Gas - 3 .45%
California Resources Corp 50,300 1,936
PDC Energy Inc 34,800 2,144
Pioneer Natural Resources Co 7,453 1,663
$ 5,743
Oil & Gas Services - 1 .88%
ChampionX Corp 89,700 1,781
NexTier Oilfield Solutions Inc
(d)
142,300 1,353
$ 3,134
Packaging & Containers - 0 .60%
Graphic Packaging Holding Co 49,100 1,007
Pharmaceuticals - 1 .12%
Collegium Pharmaceutical Inc
(d)
47,400 840
Dexcom Inc
(d)
8,400 626
PMV Pharmaceuticals Inc
(d),(e)
28,200 402
$ 1,868
REITs - 6 .79%
Agree Realty Corp 36,400 2,625
Cousins Properties Inc 58,501 1,710
First Industrial Realty Trust Inc 46,200 2,194
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ladder Capital Corp 79,000 $ 833
Pebblebrook Hotel Trust 109,120 1,808
Rexford Industrial Realty Inc 37,200 2,142
$ 11,312
Retail - 5 .69%
BJ's Wholesale Club Holdings Inc
(d)
29,000 1,807
Bloomin' Brands Inc 49,500 823
Caleres Inc 96,000 2,519
Petco Health & Wellness Co Inc
(d),(e)
51,450 758
Portillo's Inc
(d),(e)
37,000 605
Rush Enterprises Inc - Class A 30,400 1,465
Sally Beauty Holdings Inc
(d)
75,400 899
World Fuel Services Corp 29,300 600
$ 9,476
Savings & Loans - 0 .64%
Provident Financial Services Inc 48,300 1,075
Semiconductors - 2 .75%
Allegro MicroSystems Inc
(d)
76,800 1,589
Entegris Inc 17,000 1,566
SiTime Corp
(d)
8,700 1,419
$ 4,574
Software - 6 .43%
Aspen Technology Inc
(d)
3,444 633
Bentley Systems Inc 9,900 330
Concentrix Corp 12,900 1,750
DigitalOcean Holdings Inc
(d)
27,500 1,137
DoubleVerify Holdings Inc
(d)
17,356 394
Doximity Inc
(d),(e)
17,800 620
Duck Creek Technologies Inc
(d)
7,200 107
Jamf Holding Corp
(d)
22,200 550
Manhattan Associates Inc
(d)
15,900 1,822
Privia Health Group Inc
(d)
46,100 1,342
Signify Health Inc
(d),(e)
40,900 564
Sophia Genetics SA
(d),(e)
25,101 91
Sprout Social Inc
(d)
23,700 1,376
$ 10,716
Telecommunications - 0 .35%
Credo Technology Group Holding Ltd
(d),(e)
50,375 588
Transportation - 1 .29%
Atlas Air Worldwide Holdings Inc
(d)
11,975 739
Hub Group Inc
(d)
19,900 1,412
$ 2,151
TOTAL COMMON STOCKS $ 162,741
Total Investments $ 170,717
Other Assets and Liabilities -  (2.47)% (4,114)
TOTAL NET ASSETS - 100.00% $ 166,603
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,736 or
2.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,530 or 2.72% of net assets.

Schedule of Investments
SmallCap Account
June 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .88%
Consumer, Non-cyclical 19 .80%
Industrial 15 .20%
Consumer, Cyclical 13 .48%
Technology 11 .40%
Energy 5 .60%
Money Market Funds 4 .79%
Utilities 3 .61%
Basic Materials 2 .69%
Communications 2 .02%
Diversified 0 .00%
Other Assets and Liabilities
( 2 .47 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ 7,998 $ 55,245 $ 60,003 $ 3,240
$ 7,998 $ 55,245 $ 60,003 $ 3,240
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer July Account
June 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 86.25% Shares Held Value (000's)
Exchange-Traded Funds - 79.15%
iShares Core S&P 500 ETF 17,029 $ 6,456
SPDR Portfolio S&P 500 ETF 37,857 1,679
SPDR S&P 500 ETF Trust 3,424 1,292
Vanguard S&P 500 ETF 5,587 1,938
$ 11,365
Money Market Funds - 7.10%
Principal Government Money Market Fund -
Institutional Class 1.10%
(a),(b)
1,020,000 1,020
TOTAL INVESTMENT COMPANIES $ 12,385
TOTAL PURCHASED OPTIONS - 18.50% $ 2,657
Total Investments $ 15,042
Other Assets and Liabilities -  (4.75)% (682)
TOTAL NET ASSETS - 100.00% $ 14,360
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Investment Companies 79.15%
Purchased Options 18.50%
Money Market Funds 7.10%
Other Assets and Liabilities
(4.75)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2021 Purchases Sales June 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 1.10% $ — $ 1,020 $ — $ 1,020
$ — $ 1,020 — $ 1,020
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 1.10% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 41 $ 4 $ 3.79 07/03/2023 $ 1,514 $ 1,517 $ 3
Put - S&P 500 Mini Index
(a)
N/A 347 35 $ 378.54 07/03/2023 1,167 1,140 (27)
Total $ 2,681 $ 2,657 $ (24)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 115 $ 12 $ 416.39 07/03/2023 $ (240) $ (236) $ 4
Put - S&P 500 Mini Index
(a)
N/A 347 35 $ 340.69 07/03/2023 (729) (720) 9
Total $ (969) $ (956) $ 13
Amounts in thousands except contracts/shares.
(a) FLEX Options are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
June 30, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP ACCOUNT
Class 3 shares
2022(c) $ 12 .81 ( $ 0 .03 ) ( $ 3 .90 ) ( $ 3 .93 ) $ – $ – $ 8 .88
2021 10 .34 ( 0 .08 ) 2 .64 2 .56 ( 0 .09 ) ( 0 .09 ) 12 .81
2020(g) 10 .00 – 0 .34 0 .34 – – 10 .34

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 30 .68 ) % (d) $ 7,204 1 .05% (e) ,(f) ( 0 .58 ) % (e) 122 .8% (e)
24 .72 13,515 1 .05 (f) ( 0 .63 ) 12 .5
3 .40 (d) 5,170 1 .05 (e) ,(f) ( 0 .66 ) (e) 54 .6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2022(c) $ 10 .76 $ 0 .10 ( $ 1 .21 ) ( $ 1 .11 ) $ – $ – $ – $ 9 .65
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76
2020 10 .72 0 .23 0 .55 0 .78 ( 0 .29 ) – ( 0 .29 ) 11 .21
2019 10 .15 0 .28 0 .58 0 .86 ( 0 .29 ) – ( 0 .29 ) 10 .72
2018 10 .39 0 .26 ( 0 .28 ) ( 0 .02 ) ( 0 .22 ) – ( 0 .22 ) 10 .15
2017 10 .25 0 .22 0 .11 0 .33 ( 0 .19 ) – ( 0 .19 ) 10 .39

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .32 ) % (d) $ 2,390,610 0 .14% (e) 1 .91% (e) 114 .1% (e)
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
7 .29 2,735,259 0 .14 2 .04 104 .0
8 .47 2,539,460 0 .15 (f) 2 .60 93 .6
( 0 .19 ) 2,213,355 0 .15 (f) 2 .52 123 .1
3 .27 2,448,068 0 .23 (f) 2 .10 108 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2022(c) $ 11 .48 $ 0 .13 ( $ 1 .46 ) ( $ 1 .33 ) $ – $ – $ – $ 10 .15
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48
2020 11 .50 0 .23 0 .86 1 .09 ( 0 .44 ) – ( 0 .44 ) 12 .15
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 ) 11 .50
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) – ( 0 .38 ) 10 .81
2017 11 .15 0 .35 0 .18 0 .53 ( 0 .33 ) – ( 0 .33 ) 11 .35

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .59 ) % (d) $ 198,903 0 .48% (e) 2 .48% (e) 138 .9% (e)
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
9 .55 255,956 0 .47 1 .92 210 .3
9 .81 252,874 0 .47 2 .99 152 .4
( 1 .41 ) 280,760 0 .47 3 .27 127 .5
4 .81 293,662 0 .46 3 .08 123 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2022(c) $ 18.11 $ – ( $ 2.73) ( $ 2.73) $ – $ – $ – $ 15.38
2021 17.58 0.36 1.55 1.91 (0.40) (0.98) (1.38) 18.11
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16 .52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
2017(f) 15.36 0.45 0.65 1.10 (0.26) ( 0 .22) (0.48) 15.98
Class 2 shares
2022(c) 18.15 (0.03) (2.73) (2.76) – – – 15.39
2021 17.61 0.31 1.57 1.88 (0.36) (0.98) (1.34) 18.15
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
2017 14.76 0.35 1.32 1.67 (0.22) (0.22) (0.44) 15.99
Class 3 shares
2022(c) 18.04 (0.04) ( 2 .71) (2.75) – – – 15.29
2021 17.58 0.68 1.16 1.84 (0.40) (0.98) (1.38) 18.04
2020( i ) 17 .32 0.05 0.21 0.26 – – – 17.58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.07) % (d) $ 34,207 0.05% (e) – % (0.05) % (e) 11.8% (e)
11.06 41,982 0.05 – 2.00 14.3
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
(3.14) 36,763 0.05 – 1.95 15.7
7.27 (d) 42,702 0.05 (e) – 4.27 (e) 13.9
(15.21) (d) 761,627 0.30 (e) – (0.30) (e) 11.8 (e)
10.83 962,935 0.30 – 1.72 14.3
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (g) 0.30 (h) 1.96 16.9
(3 .40) 968,449 0.30 (g) 0.30 (h) 1.69 15.7
11.43 1,131,373 0.30 (g) 0.30 (h) 2.27 13.9
(15.24) (d) 407 0.45 (e) – (0.45) (e) 11.8 (e)
10.65 327 0.45 – 3.79 14.3
1.50 (d) 10 0.45 (e) – 4.31 (e) 23.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from May 1, 2017, date operations commenced, through December 31, 2017.
(g) Reflects Manager's voluntary expense limit.
(h) Excludes expense reimbursement from Manager.
( i ) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2022(c) $ 14 .43 ( $ 0.02) ( $ 2.11) ( $ 2.13) $ – $ – $ – $ 12.30
2021 13.65 0.32 1.03 1.35 (0.25) (0.32) (0.57) 14.43
2020 12.91 0.24 1.26 1.50 (0.25) (0.51) (0.76) 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
Class 3 shares
2022(c) 14.38 (0.03) (2.10) (2.13) – – – 12.25
2021 13.65 0.31 1.02 1.33 (0.28) (0.32) (0.60) 14.38
2020(g) 13.46 0.04 0.15 0.19 – – – 13.65

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(14.76) % (d) $ 150,717 0.31% (e),(f) (0.31) % (e) 14.9% (e)
9.94 184,060 0.31 (f) 2.24 18.7
12.03 185,139 0.31 (f) 1.84 25.0
17.48 176,235 0.31 (f) 1.90 21.3
(3.20) 162,166 0.31 (f) 1.59 16.2
10.90 181,005 0.31 (f) 3.65 13.6
(14.81) (d) 9 0.46 (e) (0.43) (e) 14.9 (e)
9.81 11 0.46 2.17 18.7
1.41 (d) 10 0.46 (e) 4.31 (e) 25.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2022(c) $ 13 .27 ( $ 0.02) ( $ 1.77) ( $ 1.79) $ – $ – $ – $ 11.48
2021 12.40 0.22 1.02 1.24 (0.17) (0.20) (0.37) 13.27
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
2017(h) 10.00 0.27 0.53 0.80 – – – 10.80
Class 3 shares
2022(c) 13.23 (0.03) (1.76) (1.79) – – – 11.44
2021 12.40 0.19 1.03 1.22 (0.19) (0.20) (0.39) 13.23
2020( i ) 12.22 0.04 0.14 0.18 – – – 12.40

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(13.49) % (d) $ 202,048 0.38% (e) (0.31) % (e) 68.9% (e)
10.08 229,787 0.38 1.67 47.6
8.82 184,469 0.38 (f) 1.73 83.5
15.47 145,371 0.38 (f) 2 .47 33.1
(3.71) (g) 66,983 0.38 (f) 1.90 99.6
8.10 (d),(g) 36,522 0.39 (e),(f) 3.36 (e) 8.0 (e)
(13.53) (d) 10 0.53 (e) (0.45) (e) 68.9 (e)
9.94 11 0.53 1.48 47.6
1.47 (d) 10 0.53 (e) 5.62 (e) 83.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from March 30, 2017, date operations commenced, through December 31, 2017.
( i ) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2022(c) $ 21.68 ( $ 0.03) ( $ 3.56) ( $ 3.59) $ – $ – $ – $ 18.09
2021 20.15 0.37 2.56 2.93 (0.38) (1.02) (1.40) 21.68
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1 .79 2.22 (0.23) (0.26) (0.49) 17.66
Class 3 shares
2022(c) 21.60 (0.04) (3.56) (3.60) – – – 18.00
2021 20.15 0.42 2.48 2.90 (0.43) (1.02) (1.45) 21.60
2020( i ) 19.80 0.07 0.28 0.35 – – – 20.15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(16.56) % (d) $ 3,157,097 0.30% (e) – % (0.30) % (e) 11.4% (e)
14.79 3,974,179 0.30 – 1.74 14.7
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (f) 0.30 (g) 1.89 16.0
(4.51) (h) 3,488,312 0.30 (f) 0.30 (g) 1.69 15.5
14.21 (h) 3,945,713 0.30 (f) 0.30 (g) 2.52 10.9
(16.67) (d) 205 0.45 (e) – (0.45) (e) 11.4 (e)
14.63 277 0.45 – 2.00 14.7
1.77 (d) 10 0.45 (e) – 5.91 (e) 23.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2022(c) $ 15 .66 ( $ 0 .02 ) ( $ 2 .50 ) ( $ 2 .52 ) $ – $ – $ – $ 13 .14
2021 14 .33 0 .36 1 .58 1 .94 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 15 .66
2020 13 .53 0 .23 1 .46 1 .69 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 14 .33
2019 11 .61 0 .23 2 .09 2 .32 ( 0 .20 ) ( 0 .20 ) ( 0 .40 ) 13 .53
2018 12 .72 0 .19 ( 0 .66 ) ( 0 .47 ) ( 0 .54 ) ( 0 .10 ) ( 0 .64 ) 11 .61
2017 11 .46 0 .52 0 .99 1 .51 ( 0 .15 ) ( 0 .10 ) ( 0 .25 ) 12 .72
Class 3 shares
2022(c) 15 .59 ( 0 .03 ) ( 2 .48 ) ( 2 .51 ) – – – 13 .08
2021 14 .33 0 .35 1 .56 1 .91 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 15 .59
2020(g) 14 .09 0 .05 0 .19 0 .24 – – – 14 .33

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .09 ) % (d) $ 308,274 0 .30% (e) ( 0 .30 ) % (e) 11 .6% (e)
13 .70 388,912 0 .30 2 .39 17 .4
13 .06 378,238 0 .30 (f) 1 .74 22 .3
20 .18 353,687 0 .31 (f) 1 .80 18 .8
( 4 .07 ) 325,228 0 .30 (f) 1 .53 16 .3
13 .34 355,062 0 .30 (f) 4 .30 12 .5
( 16 .10 ) (d) 10 0 .45 (e) ( 0 .44 ) (e) 11 .6 (e)
13 .44 12 0 .45 2 .31 17 .4
1 .70 (d) 10 0 .45 (e) 5 .91 (e) 22 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2022(c) $ 14.07 ( $ 0.02) ( $ 1.99) ( $ 2.01) $ – $ – $ – $ 12.06
2021 12.68 0.23 1.52 1.75 (0.16) (0.20) (0.36) 14.07
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(g) 10.00 0.30 0.67 0.97 – – – 10.97
Class 3 shares
2022(c) 14.03 (0.03) (1.99) (2.02) – – – 12.01
2021 12.68 0.20 1.53 1.73 (0.18) (0.20) (0.38) 14.03
2020(h) 12.47 0.05 0.16 0.21 – – – 12.68

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(14.29) % (d) $ 1,136,429 0.37% (e) (0.33) % (e) 78.0% (e)
13.89 1,277,128 0.37 1.69 57.4
8.98 995,575 0.37 1.63 85.9
17.57 765,417 0.37 (f) 2.32 36.2
(4.60) 384,706 0.37 (f) 1.96 103.6
9.70 (d) 171,769 0.38 (e) ,(f) 3.80 (e) 0.9 (e)
(14.40) (d) 10 0.52 (e) (0.48) (e) 78.0 (e)
13.74 12 0.52 1.46 57.4
1.68 (d) 10 0.52 (e) 7.20 (e) 85.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from March 30, 2017, date operations commenced, through December 31, 2017.
(h) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2022(c) $ 15.21 ( $ 0.02) ( $ 2.08) ( $ 2.10) $ – $ – $ – $ 13.11
2021 14.82 0.26 0.77 1.03 (0.29) (0.35) (0.64) 15.21
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
Class 3 shares
2022(c) 15.15 (0.03) (2.07) (2.10) – – – 13.05
2021 14.82 0.58 0.42 1.00 (0.32) (0.35) (0.67) 15.15
2020(h) 14.65 0.02 0.15 0.17 – – – 14.82

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.81) % (d) $ 264,995 0.30% (e) – % (0.30) % (e) 18.8% (e)
6.96 325,983 0.30 (f) 0.30 (g) 1.75 24.8
11.27 323,525 0.30 (f) 0.30 (g) 2.10 31.2
15.16 279,888 0.31 (f) 0.31 (g) 2.16 25.6
(2.38) 241,331 0.30 (f) 0.30 (g) 1.72 22.8
8.81 268,135 0.30 (f) 0.30 (g) 2.06 21.2
(13.86) (d) 55 0.45 – (0.46) (e) 18.8 (e)
6.78 781 0.45 – 3.83 24.8
1.16 (d) 10 0.45 – 2.69 (e) 31.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2022(c) $ 19 .17 $ 0 .22 ( $ 4 .60 ) ( $ 4 .38 ) $ – $ – $ – $ 14 .79
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 ) 17 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 22 .85 ) % (d) $ 231,745 0 .93% (e) 2 .64% (e) 52 .7% (e)
9 .75 299,426 0 .90 1 .49 36 .6
16 .16 291,726 0 .92 1 .19 47 .1
22 .69 266,768 0 .93 1 .86 43 .7
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
29 .06 292,975 0 .91 1 .37 42 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2022(c) $ 34.25 $ 0.32 ( $ 5.33) ( $ 5.01) $ – $ – $ – $ 29.24
2021 28.54 0.55 5.82 6.37 (0.64) (0.02) (0.66) 34.25
2020 28.19 0.55 1 .08 1.63 (0.52) (0.76) (1.28) 28.54
2019 22.86 0.56 6.00 6.56 (0.51) (0.72) (1.23) 28.19
2018 26.08 0.64 (1.72) (1.08) (0.52) (1.62) (2.14) 22.86
2017 23.20 0.56 4.14 4.70 (0.58) (1.24) (1.82) 26.08
Class 2 shares
2022(c) 33.87 0.28 (5.27) (4.99) – – – 28.88
2021 28.26 0.47 5.75 6.22 (0.59) (0.02) (0.61) 33.87
2020 27.93 0.48 1.06 1.54 (0.45) (0.76) (1.21) 28.26
2019 22.66 0.49 5.95 6.44 (0.45) (0.72) (1.17) 27.93
2018 25.87 0.57 (1.70) (1.13) (0.46) (1.62) (2.08) 22.66
2017 23.03 0.49 4.11 4.60 (0.52) (1.24) (1.76) 25.87
Class 3 shares
2022(c) 34.10 0.26 (5.31) (5.05) – – – 29.05
2021 28.53 0.47 5.76 6.23 (0.64) (0.02) (0.66) 34.10
2020(f) 27.94 0.03 0.56 0.59 – – – 28.53

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(14.63) % (d) $ 568,050 0.48% (e) 2.03% (e) 17.8% (e)
22.47 701,625 0.47 1.73 9.6
6.43 755,882 0.48 2.18 21.0
29.09 741,311 0.47 2.16 17.9
(5.01) 636,177 0.49 2.47 13.2
21.08 572,629 0.50 2.26 15.9
(14.73) (d) 50,945 0.73 (e) 1.79 (e) 17.8 (e)
22.15 53,723 0.72 1.48 9.6
6.15 33,951 0.73 1.93 21.0
28.78 31,874 0 .72 1.91 17.9
(5.24) 25,207 0.74 2.23 13.2
20.77 27,469 0.75 2.00 15.9
(14.81) (d) 265 0.88 (e) 1.63 (e) 17.8 (e)
21.97 148 0.87 1.43 9.6
2.11 (d) 10 0.88 (e) 1.88 (e) 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from December 9, 2020, date operations commenced, through December 31, 2020.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT(c)
Class 1 shares
2022(d) $ 19 .67 $ 0 .15 ( $ 4 .15 ) ( $ 4 .00 ) $ – $ – $ – $ 15 .67
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12
2017 13 .94 0 .15 5 .53 5 .68 ( 0 .22 ) – ( 0 .22 ) 19 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .34 ) % (e) $ 70,853 1 .11% (f) ,(g) 1 .71% (f) 42 .8% (f)
0 .58 90,815 1 .18 (g) 1 .01 35 .7
19 .23 93,839 1 .21 (g) ,(h) 0 .71 57 .6
17 .60 89,729 1 .20 (g) 2 .46 112 .5
( 21 .02 ) 83,366 1 .35 (g) 1 .05 121 .8
40 .84 114,735 1 .35 (g) 0 .91 98 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 2, 2022, International Emerging Markets Account changed its name to Global Emerging Markets Account.
(d) Six months ended June 30, 2022.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2022(c) $ 9 .48 $ 0 .04 ( $ 0 .85 ) ( $ 0 .81 ) $ – $ – $ 8 .67
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) ( 0 .26 ) 9 .83
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) ( 0 .41 ) 9 .76

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 8 .54 ) % (d) $ 199,237 0 .50% (e) 0 .91% (e) 326 .5% (e)
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
2 .87 227,996 0 .51 1 .22 124 .6
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2022(c) $ 52 .48 ( $ 0 .04 ) ( $ 17 .00 ) ( $ 17 .04 ) $ – $ – $ – $ 35 .44
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 – ( 6 .49 ) ( 6 .49 ) 52 .48
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 32 .47 ) % (d) $ 463,073 0 .68% (e) ,(f) ( 0 .21 ) % (e) 35 .4% (e)
21 .89 706,656 0 .66 (f) ( 0 .26 ) 22 .1
36 .20 612,357 0 .69 (f) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (f) 0 .03 30 .4
3 .60 296,139 0 .74 (f) 0 .08 36 .9
33 .71 302,147 0 .75 (f) 0 .03 36 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2022(c) $ 25 .53 $ 0 .15 ( $ 5 .27 ) ( $ 5 .12 ) $ – $ – $ – $ 20 .41
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
Class 2 shares
2022(c) 25 .13 0 .12 ( 5 .19 ) ( 5 .07 ) – – – 20 .06
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .05 ) % (d) $ 2,545,348 0 .24% (e) 1 .29% (e) 8 .7% (e)
28 .33 3,162,615 0 .25 1 .11 2 .6
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
( 20 .18 ) (d) 38,599 0 .49 (e) 1 .04 (e) 8 .7 (e)
28 .05 46,634 0 .50 0 .86 2 .6
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2022(c) $ 18 .86 $ 0 .08 ( $ 3 .64 ) ( $ 3 .56 ) $ – $ – $ – $ 15 .30
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .88 ) % (d) $ 190,660 0 .46% (e) 1 .00% (e) 8 .4% (e)
25 .55 239,895 0 .46 0 .84 2 .6
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (f) 1 .40 3 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2022(c) $ 74 .76 $ 0 .01 ( $ 19 .77 ) ( $ 19 .76 ) $ – $ – $ – $ 55 .00
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
Class 2 shares
2022(c) 73 .89 ( 0 .07 ) ( 19 .53 ) ( 19 .60 ) – – – 54 .29
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 26 .43 ) % (d) $ 512,625 0 .53% (e) 0 .02% (e) 12 .7% (e)
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
18 .33 (f) 604,094 0 .54 0 .14 12 .2
43 .10 (f) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
( 26 .53 ) (d) 30,164 0 .78 (e) ( 0 .22 ) (e) 12 .7 (e)
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (f) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (f) 15,710 0 .79 0 .04 24 .6
25 .19 (f) 17,792 0 .79 0 .09 13 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2022(c) $ 41 .87 $ 0 .14 ( $ 8 .58 ) ( $ 8 .44 ) $ – $ – $ – $ 33 .43
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
Class 2 shares
2022(c) 41 .19 0 .09 ( 8 .43 ) ( 8 .34 ) – – – 32 .85
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .16 ) % (d) $ 122,229 0 .63% (e) 0 .75% (e) 59 .7% (e)
27 .82 163,159 0 .63 0 .73 30 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
( 20 .25 ) (d) 27,843 0 .88 (e) 0 .51 (e) 59 .7 (e)
27 .50 31,088 0 .88 0 .47 30 .6
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (f) 8,757 0 .88 1 .28 44 .9
20 .46 (f) 8,526 0 .88 0 .83 28 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2022(c) $ 13 .41 $ 0 .09 ( $ 1 .85 ) ( $ 1 .76 ) $ – $ – $ – $ 11 .65
2021 13 .59 0 .38 0 .43 0 .81 ( 0 .24 ) ( 0 .75 ) ( 0 .99 ) 13 .41
2020 12 .75 0 .25 1 .17 1 .42 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 13 .59
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .12 ) % (d) $ 34,697 0 .02% (e) 1 .51% (e) 37 .5% (e)
5 .94 37,297 0 .02 2 .79 26 .4
11 .40 35,824 0 .02 1 .94 71 .6
14 .10 31,499 0 .04 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 2 .43 29 .0
11 .42 41,836 0 .01 2 .57 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2022(c) $ 15 .19 $ 0 .09 ( $ 2 .31 ) ( $ 2 .22 ) $ – $ – $ – $ 12 .97
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 14 .61 ) % (d) $ 158,667 0 .01% (e) 1 .33% (e) 25 .4% (e)
9 .17 196,334 0 .00 2 .72 23 .3
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 2 .37 28 .7
15 .00 197,935 0 .00 2 .64 23 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2022(c) $ 15 .60 $ 0 .08 ( $ 2 .80 ) ( $ 2 .72 ) $ – $ – $ – $ 12 .88
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 17 .44 ) % (d) $ 222,935 0 .00% (e) 1 .15% (e) 23 .5% (e)
12 .79 262,864 0 .00 2 .78 26 .8
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 2 .21 28 .6
18 .26 152,469 0 .01 2 .77 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2022(c) $ 19 .94 $ 0 .05 ( $ 3 .98 ) ( $ 3 .93 ) $ – $ – $ – $ 16 .01
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 19 .71 ) % (d) $ 112,190 0 .01% (e) 0 .62% (e) 24 .9% (e)
15 .29 134,172 0 .01 3 .18 19 .9
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 2 .17 14 .5
20 .68 63,759 0 .01 2 .43 28 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2022(c) $ 19 .60 $ 0 .02 ( $ 4 .13 ) ( $ 4 .11 ) $ – $ – $ – $ 15 .49
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .97 ) % (d) $ 53,343 0 .01% (e) 0 .26% (e) 40 .0% (e)
17 .02 68,527 0 .01 3 .37 28 .1
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 2 .03 22 .6
22 .14 31,610 0 .02 2 .23 36 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2022(c) $ 18 .81 $ 0 .02 ( $ 3 .96 ) ( $ 3 .94 ) $ – $ – $ – $ 14 .87
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .95 ) % (d) $ 14,734 0 .04% (e) ,(f) 0 .25% (e) 32 .8% (e)
17 .96 17,280 0 .03 (f) 3 .38 25 .3
16 .58 11,468 0 .07 (f) 1 .73 58 .8
27 .24 8,131 0 .10 (f) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (f) 1 .71 84 .9
22 .74 5,712 0 .10 (f) 2 .98 33 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2022(c) $ 12 .62 $ 0 .09 ( $ 1 .74 ) ( $ 1 .65 ) $ – $ – $ – $ 10 .97
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .07 ) % (d) $ 25,563 0 .02% (e) 1 .50% (e) 42 .7% (e)
4 .53 30,129 0 .02 2 .85 35 .6
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 2 .61 31 .2
8 .76 24,630 0 .02 2 .56 20 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2022(c) $ 24 .82 $ 0 .11 ( $ 5 .13 ) ( $ 5 .02 ) $ – $ – $ – $ 19 .80
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
Class 2 shares
2022(c) 24 .86 0 .08 ( 5 .13 ) ( 5 .05 ) – – – 19 .81
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .23 ) % (d) $ 136,537 0 .79% (e) 0 .98% (e) 15 .3% (e)
40 .44 174,922 0 .82 1 .25 23 .1
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (f) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
( 20 .31 ) (d) 9,544 1 .04 (e) 0 .76 (e) 15 .3 (e)
40 .04 11,650 1 .07 1 .02 23 .1
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (f) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2022(c) $ 18 .11 $ 0 .07 ( $ 3 .11 ) ( $ 3 .04 ) $ – $ – $ – $ 15 .07
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
Class 2 shares
2022(c) 17 .84 0 .05 ( 3 .05 ) ( 3 .00 ) – – – 14 .84
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 16 .79 ) % (d) $ 458,178 0 .23% (e) 0 .82% (e) 32 .0% (e)
13 .74 588,703 0 .23 2 .00 38 .9
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (f) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (f) 2 .29 18 .2
15 .21 678,409 0 .23 2 .92 27 .4
( 16 .82 ) (d) 130,098 0 .48 (e) 0 .58 (e) 32 .0 (e)
13 .39 156,241 0 .48 1 .83 38 .9
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (f) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (f) 2 .10 18 .2
14 .88 110,129 0 .48 2 .77 27 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2022(c) $ 13 .61 $ 0 .08 ( $ 2 .07 ) ( $ 1 .99 ) $ – $ – $ – $ 11 .62
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
Class 2 shares
2022(c) 13 .40 0 .07 ( 2 .04 ) ( 1 .97 ) – – – 11 .43
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 14 .62 ) % (d) $ 141,439 0 .23% (e) 1 .34% (e) 38 .3% (e)
9 .71 169,338 0 .23 2 .13 41 .2
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (f) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (f) 2 .79 19 .5
11 .46 178,523 0 .23 3 .16 26 .3
( 14 .70 ) (d) 30,469 0 .48 (e) 1 .10 (e) 38 .3 (e)
9 .48 34,318 0 .48 1 .95 41 .2
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (f) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (f) 2 .59 19 .5
11 .14 20,541 0 .48 3 .06 26 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2022(c) $ 24 .82 $ 0 .03 ( $ 4 .74 ) ( $ 4 .71 ) $ – $ – $ – $ 20 .11
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
Class 2 shares
2022(c) 24 .39 – ( 4 .65 ) ( 4 .65 ) – – – 19 .74
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 18 .98 ) % (d) $ 192,846 0 .23% (e) 0 .28% (e) 36 .6% (e)
17 .75 242,713 0 .23 1 .85 43 .6
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (f) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (f) 1 .81 27 .0
19 .78 220,054 0 .23 2 .88 35 .1
( 19 .07 ) (d) 154,595 0 .48 (e) 0 .03 (e) 36 .6 (e)
17 .44 192,114 0 .48 1 .67 43 .6
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (f) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (f) 1 .60 27 .0
19 .46 127,079 0 .48 2 .68 35 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2022(c) $ 13 .17 $ 0 .10 ( $ 1 .79 ) ( $ 1 .69 ) $ – $ – $ – $ 11 .48
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
Class 2 shares
2022(c) 13 .00 0 .09 ( 1 .77 ) ( 1 .68 ) – – – 11 .32
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 12 .83 ) % (d) $ 118,541 0 .23% (e) 1 .70% (e) 27 .6% (e)
6 .89 148,266 0 .23 2 .41 44 .0
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 3 .19 19 .9
8 .41 194,742 0 .23 3 .69 29 .3
( 12 .92 ) (d) 39,874 0 .48 (e) 1 .47 (e) 27 .6 (e)
6 .61 45,586 0 .48 2 .31 44 .0
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 3 .07 19 .9
8 .13 23,003 0 .48 3 .57 29 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2022(c) $ 28 .09 ( $ 0 .01 ) ( $ 5 .80 ) ( $ 5 .81 ) $ – $ – $ – $ 22 .28
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
Class 2 shares
2022(c) 27 .62 ( 0 .04 ) ( 5 .70 ) ( 5 .74 ) – – – 21 .88
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 20 .68 ) % (d) $ 175,160 0 .23% (e) ( 0 .08 ) % (e) 27 .4% (e)
19 .86 223,578 0 .23 1 .97 35 .9
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (f) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (f) 1 .56 37 .8
22 .22 163,861 0 .23 2 .50 37 .7
( 20 .78 ) (d) 161,248 0 .48 (e) ( 0 .33 ) (e) 27 .4 (e)
19 .54 205,369 0 .48 1 .76 35 .9
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (f) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (f) 1 .34 37 .8
21 .95 126,632 0 .48 2 .33 37 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2022(c) $ 2 .53 $ 0 .02 ( $ 0 .11 ) ( $ 0 .09 ) $ – $ – $ – $ 2 .44
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .56 ) % (d) $ 138,341 0 .47% (e) 1 .22% (e) 65 .3% (e)
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
3 .36 157,019 0 .51 (f) 1 .61 73 .7
4 .70 130,852 0 .51 (f) 2 .31 54 .2
1 .02 149,075 0 .50 (f) 2 .19 49 .9
2 .39 158,446 0 .50 (f) 2 .01 67 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2022(c) $ 20 .05 $ 0 .03 ( $ 4 .82 ) ( $ 4 .79 ) $ – $ – $ – $ 15 .26
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
Class 2 shares
2022(c) 19 .93 – ( 4 .78 ) ( 4 .78 ) – – – 15 .15
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 23 .89 ) % (d) $ 158,409 0 .83% (e) 0 .30% (e) 19 .0% (e)
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
( 23 .98 ) (d) 8,194 1 .08 (e) 0 .06 (e) 19 .0 (e)
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (f) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (f) 5,371 1 .08 0 .12 64 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End
of Period
U.S. LARGECAP BUFFER JULY ACCOUNT
Class 2 shares
2022(c) $ 10.00 $ – ( $ 0. 01 ) ( $ 0. 01 ) $ 9. 99

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0.00% (d),(e) $ 14,360 0.95% (f),(g) 0. 23% (f) 0.0% (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from June 29, 2022, date operations commenced, through June 30, 2022.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Funds invest. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( January 1, 2022 to
June 30, 2022 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Actual Hypothetical
Beginning
Account
Value January 1,
2022
Ending Account
Value June 30,
2022
Expenses Paid
During Period
January 1,
2022 to June 30,
2022
(a)
Beginning Account
Value January 1,
2022
Ending Account
Value June 30,
2022
Expenses Paid
During Period
January 1,
2022 to June 30,
2022
(a)
Annualized
Expense
Ratio
Blue Chip Account
Class 3 $ 1,000.00 $ 693.21 $ 4.41 $ 1,000.00 $ 1,019.59 $ 5.26 1.05%
Bond Market Index Account
Class 1 1,000.00 896.84 0.66 1,000.00 1,024.10 0.70 0.14
Core Plus Bond Account
Class 1 1,000.00 884.15 2.24 1,000.00 1,022.41 2.41 0.48
Diversified Balanced Account
Class 1 1,000.00 849.25 0.23 1,000.00 1,024.55 0.25 0.05
Class 2 1,000.00 847.93 1.37 1,000.00 1,023.31 1.51 0.30
Class 3 1,000.00 847.56 2.06 1,000.00 1,022.56 2.26 0.45
Diversified Balanced Managed Volatility Account
Class 2 1,000.00 852.39 1.42 1,000.00 1,023.26 1.56 0.31
Class 3 1,000.00 851.88 2.11 1,000.00 1,022.51 2.31 0.46
Diversified Balanced Volatility Control Account
Class 2 1,000.00 865.11 1.76 1,000.00 1,022.91 1.91 0.38
Class 3 1,000.00 864.70 2.45 1,000.00 1,022.17 2.66 0.53
Diversified Growth Account
Class 2 1,000.00 834.41 1.36 1,000.00 1,023.31 1.51 0.30
Class 3 1,000.00 833.33 2.05 1,000.00 1,022.56 2.26 0.45

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account
Value January 1,
2022
Ending Account
Value June 30,
2022
Expenses Paid
During Period
January 1,
2022 to June 30,
2022
(a)
Beginning Account
Value January 1,
2022
Ending Account
Value June 30,
2022
Expenses Paid
During Period
January 1,
2022 to June 30,
2022
(a)
Annualized
Expense
Ratio
Diversified Growth Managed Volatility Account
Class 2 $ 1,000.00 $ 839.08 $ 1.37 $ 1,000.00 $ 1,023.31 $ 1.51 0.30%
Class 3 1,000.00 839.00 2.05 1,000.00 1,022.56 2.26 0.45
Diversified Growth Volatility Control Account
Class 2 1,000.00 857.14 1.70 1,000.00 1,022.96 1.86 0.37
Class 3 1,000.00 856.02 2.39 1,000.00 1,022.22 2.61 0.52
Diversified Income Account
Class 2 1,000.00 861.93 1.38 1,000.00 1,023.31 1.51 0.30
Class 3 1,000.00 861.39 2.08 1,000.00 1,022.56 2.26 0.45
Diversified International Account
Class 1 1,000.00 771.52 4.08 1,000.00 1,020.18 4.66 0.93
Equity Income Account
Class 1 1,000.00 853.72 2.21 1,000.00 1,022.41 2.41 0.48
Class 2 1,000.00 852.67 3.35 1,000.00 1,021.17 3.66 0.73
Class 3 1,000.00 851.91 4.04 1,000.00 1,020.43 4.41 0.88
Global Emerging Markets Account
Class 1 1,000.00 796.64 4.94 1,000.00 1,019.29 5.56 1.11
Government & High Quality Bond Account
Class 1 1,000.00 914.56 2.37 1,000.00 1,022.32 2.51 0.50
LargeCap Growth Account I
Class 1 1,000.00 675.30 2.82 1,000.00 1,021.42 3.41 0.68
LargeCap S&P 500 Index Account
Class 1 1,000.00 799.45 1.07 1,000.00 1,023.60 1.20 0.24
Class 2 1,000.00 798.25 2.18 1,000.00 1,022.36 2.46 0.49
LargeCap S&P 500 Managed Volatility Index Account
Class 1 1,000.00 811.24 2.07 1,000.00 1,022.51 2.31 0.46
MidCap Account
Class 1 1,000.00 735.69 2.28 1,000.00 1,022.17 2.66 0.53
Class 2 1,000.00 734.74 3.35 1,000.00 1,020.93 3.91 0.78
Principal Capital Appreciation Account
Class 1 1,000.00 798.42 2.81 1,000.00 1,021.67 3.16 0.63
Class 2 1,000.00 797.52 3.92 1,000.00 1,020.43 4.41 0.88
Principal LifeTime 2010 Account
Class 1 1,000.00 868.75 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime 2020 Account
Class 1 1,000.00 853.85 0.05 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2030 Account
Class 1 1,000.00 825.64 0.00 1,000.00 1,024.79 0.00 0.00
Principal LifeTime 2040 Account
Class 1 1,000.00 802.91 0.04 1,000.00 1,024.74 0.05 0.01

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account
Value January 1,
2022
Ending Account
Value June 30,
2022
Expenses Paid
During Period
January 1,
2022 to June 30,
2022
(a)
Beginning Account
Value January 1,
2022
Ending Account
Value June 30,
2022
Expenses Paid
During Period
January 1,
2022 to June 30,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime 2050 Account
Class 1 $ 1,000.00 $ 790.31 $ 0.04 $ 1,000.00 $ 1,024.74 $ 0.05 0.01%
Principal LifeTime 2060 Account
Class 1 1,000.00 790.54 0.18 1,000.00 1,024.60 0.20 0.04
Principal LifeTime Strategic Income Account
Class 1 1,000.00 869.26 0.09 1,000.00 1,024.70 0.10 0.02
Real Estate Securities Account
Class 1 1,000.00 797.74 3.52 1,000.00 1,020.88 3.96 0.79
Class 2 1,000.00 796.86 4.63 1,000.00 1,019.64 5.21 1.04
SAM Balanced Portfolio
Class 1 1,000.00 832.14 1.04 1,000.00 1,023.65 1.15 0.23
Class 2 1,000.00 831.84 2.18 1,000.00 1,022.41 2.41 0.48
SAM Conservative Balanced Portfolio
Class 1 1,000.00 853.78 1.06 1,000.00 1,023.65 1.15 0.23
Class 2 1,000.00 852.99 2.21 1,000.00 1,022.41 2.41 0.48
SAM Conservative Growth Portfolio
Class 1 1,000.00 810.23 1.03 1,000.00 1,023.65 1.15 0.23
Class 2 1,000.00 809.35 2.15 1,000.00 1,022.41 2.41 0.48
SAM Flexible Income Portfolio
Class 1 1,000.00 871.68 1.07 1,000.00 1,023.65 1.15 0.23
Class 2 1,000.00 870.77 2.23 1,000.00 1,022.41 2.41 0.48
SAM Strategic Growth Portfolio
Class 1 1,000.00 793.16 1.02 1,000.00 1,023.65 1.15 0.23
Class 2 1,000.00 792.18 2.13 1,000.00 1,022.41 2.41 0.48
Short-Term Income Account
Class 1 1,000.00 964.43 2.29 1,000.00 1,022.46 2.36 0.47
SmallCap Account
Class 1 1,000.00 761.10 3.62 1,000.00 1,020.68 4.16 0.83
Class 2 1,000.00 760.16 4.71 1,000.00 1,019.44 5.41 1.08
U.S. LargeCap Buffer July Account
Class 2 1,000.00 1,000.00 0.03
(b)
1,000.00 1,020.08 4.76 0.95
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 29, 2022 to June 30, 2022), multiplied by
1/365 (to reflect the period since inception).

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
127 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
127 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 127 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
127 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 127 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 127 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
127 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
127 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, Principal
Shareholder Services, Inc. (“PSS’) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated May 1, 2022 and as supplemented. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024
or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Variable Contracts Funds, Inc. (the “Board”) met on March 15, 2022 to review the liquidity risk management program (the “Program”) applicable to all series of the Principal Variable Contracts Funds, Inc. (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 31, 2020 through December 31, 2021 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the
Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report,that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”)
approved a Management Agreement between PVC and Principal Global Investors, LLC (“PGI” or the “Manager”)
related to the addition of the U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer April Account, U.S.
LargeCap July Account and the U.S. LargeCap October Account.
Management Agreement for U.S. LargeCap Buffer January Account, U.S LargeCap Buffer April Account,
U.S. LargeCap Buffer July Account and U.S. LargeCap Buffer October Account
On December 14, 2021, the Board met to consider for the newly established U.S. LargeCap Buffer January Account,
U.S LargeCap Buffer April Account, U.S. LargeCap Buffer July Account and U.S. LargeCap Buffer October Account
(collectively, the “Accounts” and each an “Account”) the approval of a management agreement (the “Management
Agreement”) between PVC, on behalf of each Account, and Principal Global Investors, LLC (the “Manager”).
Based upon their review, the Board concluded that it was in the best interests of each Account to approve the
Management Agreement and, accordingly, recommended to the Board of Directors the approval of the Management
Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the
Board considered a variety of factors.
The Board considered, among other factors, that the Manager serves as the investment advisor to the existing series of PVC, that the Manager has had a long-term relationship with PVC, and that the Manager has demonstrated a long-
term commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of the Accounts. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2021 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the
Manager to the other Principal Funds under their respective management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the
Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the other Principal Funds;
and (3) considered the compliance program established by the Manager for the Principal Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the
Manager to the Accounts under the Management Agreement are expected to be satisfactory.
Investment Performance
Because the Accounts are newly created series, the Board did not review the performance of the Accounts as no track records were available.
Fees, Economies of Scale and Profitability
The Board considered the proposed management fee for each Account. The Board received information from the
Manager, based upon data supplied by Broadridge, comparing the proposed management fee for each Account to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to each Account under the Management Agreement. The Board concluded that, although the proposed management fee schedule for each Account does not include breakpoints, the management fee schedules are appropriate at currently anticipated asset levels.
In evaluating the management fee, the Board considered the estimated profitability of each Account to the Manager.
The Board also reviewed the anticipated expense ratio of the Class 2 shares of each Account (which is the only share class for each Account) and considered that the Manager proposed to cap the total expense ratio for that class at a specified level through April 30, 2024. On the basis of the information provided, the Board concluded that the proposed management fee schedule for each Account was reasonable.
Other Benefits
The Board also considered the character and amount of other incidental benefits to be received by the Manager.
The Board noted the Manager’s statement that it intends to use Account commissions to buy Section 28(e) eligible products and services consistent with its use of commissions for the other equity portfolios it currently manages, as well as the Manager’s statement that there would be no known fall-out benefits to the Manager in connection with its management of the Accounts outside the use of soft dollars. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Manager were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of each Account.

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | MM1291-27 | 08/2022 | 2336004

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/2/2022

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer

Date	8/2/2022